Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.5%
JNL Multi-Manager Alternative Fund - Class I (1.0%) (a)	1,105	11,312
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.4%) (a)	189	1,884

		13,196
Domestic Balanced 9.2%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.6%) (a)	770	9,431
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.6%) (a)	1,637	25,474

		34,905
Domestic Equity 7.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	519	6,615
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	94	2,837
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	222	2,836
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	326	4,718
JNL/Morningstar Wide Moat Index Fund - Class I (2.0%) (a)	986	10,387

		27,393
Domestic Fixed Income 60.0%
JNL/Crescent High Income Fund - Class I (2.7%) (a)	1,724	17,915
JNL/DoubleLine Core Fixed Income Fund - Class I (1.1%) (a)	2,838	39,586
JNL/DoubleLine Total Return Fund - Class I (2.3%) (a)	5,366	58,431
JNL/PIMCO Income Fund - Class I (2.2%) (a)	2,705	28,269
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (4.9%) (a)	1,952	22,628
JNL/PIMCO Real Return Fund - Class I (0.4%) (a)	746	7,543
JNL/PPM America Total Return Fund - Class I (2.7%) (a)	2,678	32,055
JNL/Scout Unconstrained Bond Fund - Class I (5.2%) (a)	2,015	19,763

		226,190
Emerging Markets Equity 2.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.1%) (a)	567	5,669
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.7%) (a)	372	3,781

		9,450
Emerging Markets Fixed Income 6.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.3%) (a)	2,055	22,620
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.7%) (a)	2,357	26,309
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	539	8,458
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	582	8,505

		16,963

Total Investment Companies (cost $370,636)		377,026

Total Investments 100.0% (cost $370,636)		377,026
Other Assets and Liabilities, Net (0.0)%		(85)

Total Net Assets 100.0%		376,941

(a)

The Fund’s percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (1.3%) (a)	1,425	14,590

	Shares	Value ($)
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.6%) (a)	265	2,643
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.2%) (a)	368	4,023

		21,256
Domestic Balanced 11.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (1.0%) (a)	1,408	17,243
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.0%) (a)	2,828	44,003

		61,246
Domestic Equity 14.3%
JNL Multi-Manager Mid Cap Fund - Class I (1.7%) (a)	1,466	18,697
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	177	5,326
JNL Multi-Manager Small Cap Value Fund - Class I (0.5%) (a)	518	6,616
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.9%) (a)	1,014	14,687
JNL/Morningstar Wide Moat Index Fund - Class I (3.5%) (a)	1,762	18,549
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	263	11,997

		75,872
Domestic Fixed Income 44.7%
JNL/Crescent High Income Fund - Class I (2.8%) (a)	1,789	18,587
JNL/DoubleLine Core Fixed Income Fund - Class I (1.1%) (a)	2,854	39,820
JNL/DoubleLine Total Return Fund - Class I (2.7%) (a)	6,095	66,375
JNL/PIMCO Income Fund - Class I (2.4%) (a)	2,920	30,515
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (4.3%) (a)	1,721	19,943
JNL/PIMCO Real Return Fund - Class I (0.6%) (a)	1,051	10,625
JNL/PPM America Total Return Fund - Class I (3.0%) (a)	2,888	34,569
JNL/Scout Unconstrained Bond Fund - Class I (4.5%) (a)	1,758	17,244

		237,678
Emerging Markets Equity 5.0%
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,344	13,442
JNL/Lazard Emerging Markets Fund - Class I (0.7%) (a)	532	5,273
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.6%) (a)	793	8,068

		26,783
Emerging Markets Fixed Income 4.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.5%) (a)	2,170	23,893
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.2%) (a)	1,028	10,522
Global Fixed Income 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.9%) (a)	2,597	28,987
International Equity 8.5%
JNL Multi-Manager International Small Cap Fund - Class I (2.0%) (a)	573	5,314
JNL/Causeway International Value Select Fund - Class I (1.3%) (a)	1,257	19,725
JNL/WCM Focused International Equity Fund - Class I (1.5%) (a)	1,376	20,102

		45,141

Total Investment Companies (cost $523,348)		531,378

Total Investments 100.0% (cost $523,348)		531,378
Other Assets and Liabilities, Net (0.0)%		(120)

Total Net Assets 100.0%		531,258

(a)

The Fund’s percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (4.7%) (a)	5,161	52,853
JNL/AQR Managed Futures Strategy Fund - Class I (3.0%) (a)	705	5,415
JNL/BlackRock Global Long Short Credit Fund - Class I (5.7%) (a)	493	4,800
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.5%) (a)	4,079	40,625
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (10.0%) (a)	2,635	24,534
JNL/First State Global Infrastructure Fund - Class I (2.1%) (a)	1,490	21,602
JNL/Heitman U.S. Focused Real Estate Fund - Class I (6.3%) (a)	1,047	11,438
JNL/JPMorgan Hedged Equity Fund - Class I (11.6%) (a)	1,694	16,769
JNL/Neuberger Berman Currency Fund - Class I (11.1%) (a)	1,094	10,780
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (8.0%) (a)	880	9,520
JNL/Nicholas Convertible Arbitrage Fund - Class I (6.6%) (a)	990	10,203
JNL/PPM America Long Short Credit Fund - Class I (8.9%) (a)	830	7,207
JNL/Westchester Capital Event Driven Fund - Class I (9.7%) (a)	2,326	24,120

Total Investment Companies (cost $240,483)		239,866

Total Investments 100.0% (cost $240,483)		239,866
Other Assets and Liabilities, Net (0.0)%		(65)

Total Net Assets 100.0%		239,801

(a)

The Fund’s percentage ownership of the underlying affiliated fund at March 31,2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	9,833	293,221

Total Investment Companies (cost $277,000)		293,221

Total Investments 100.0% (cost $277,000)		293,221
Other Assets and Liabilities, Net (0.0)%		(67)

Total Net Assets 100.0%		293,154

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	10,193	808,898

Total Investment Companies (cost $759,439)		808,898

Total Investments 100.0% (cost $759,439)		808,898
Other Assets and Liabilities, Net (0.0)%		(252)

Total Net Assets 100.0%		808,646

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	11,210	1,022	1,394	—	4	470	11,312	3.0
JNL Multi-Manager Mid Cap Fund - Class I	5,303	1,134	624	—	11	791	6,615	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	2,708	114	517	—	40	492	2,837	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	2,648	211	339	—	(60)	376	2,836	0.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	2,603	128	906	—	(79)	138	1,884	0.5
JNL/Causeway International Value Select Fund - Class I	9,589	499	2,508	—	(244)	1,122	8,458	2.2
JNL/Crescent High Income Fund - Class I	10,301	7,333	310	—	(18)	609	17,915	4.8
JNL/DoubleLine Core Fixed Income Fund - Class I	31,814	7,257	581	—	(3)	1,099	39,586	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,216	1,539	3,339	—	(117)	1,321	22,620	6.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	9,720	193	6,470	—	(386)	1,661	4,718	1.2
JNL/DoubleLine Total Return Fund - Class I	46,465	11,542	742	—	(11)	1,177	58,431	15.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	2,575	114	2,737	—	(126)	174	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,202	480	4,440	—	(166)	1,355	9,431	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,981	2,637	875	—	14	552	26,309	7.0
JNL/GQG Emerging Markets Equity Fund - Class I	6,084	242	1,293	—	(73)	709	5,669	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	1,715	59	1,975	—	53	148	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	12,333	580	4,073	—	187	1,360	10,387	2.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	4,369	202	1,334	—	(238)	782	3,781	1.0
JNL/PIMCO Income Fund - Class I	22,381	5,462	510	—	10	926	28,269	7.5
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	19,803	2,184	505	—	(22)	1,168	22,628	6.0
JNL/PIMCO Real Return Fund - Class I	3,438	3,967	70	—	(1)	209	7,543	2.0
JNL/PPM America Total Return Fund - Class I	26,650	4,840	608	—	(12)	1,185	32,055	8.5
JNL/Scout Unconstrained Bond Fund - Class I	17,232	2,411	306	—	(11)	437	19,763	5.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	27,168	888	5,578	—	372	2,624	25,474	6.8
JNL/WCM Focused International Equity Fund - Class I	10,583	332	3,593	—	(8)	1,191	8,505	2.3

	346,091	55,370	45,627	—	(884)	22,076	377,026	100.0

JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	17,339	789	4,256	—	25	693	14,590	2.7
JNL Multi-Manager International Small Cap Fund - Class I	6,088	42	1,638	—	(211)	1,033	5,314	1.0
JNL Multi-Manager Mid Cap Fund - Class I	14,603	2,367	580	—	29	2,278	18,697	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	4,850	52	587	—	72	939	5,326	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	6,030	216	374	—	(50)	794	6,616	1.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,685	114	1,239	—	(84)	167	2,643	0.5
JNL/Causeway International Value Select Fund - Class I	21,957	450	4,748	—	(420)	2,486	19,725	3.7
JNL/Crescent High Income Fund - Class I	9,855	8,236	92	—	(4)	592	18,587	3.5
JNL/DoubleLine Core Fixed Income Fund - Class I	33,804	5,416	534	—	5	1,129	39,820	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,949	364	2,709	—	(86)	1,375	23,893	4.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,456	33	7,636	—	(148)	2,982	14,687	2.8
JNL/DoubleLine Total Return Fund - Class I	57,872	8,162	1,026	—	(2)	1,369	66,375	12.5
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	17,157	69	1,789	—	(54)	1,860	17,243	3.2
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,053	2,431	93	—	—	596	28,987	5.5
JNL/GQG Emerging Markets Equity Fund - Class I	13,915	20	1,970	—	(105)	1,582	13,442	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	9,745	250	520	—	(82)	1,129	10,522	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,427	1,298	146	—	5	439	4,023	0.8
JNL/Lazard Emerging Markets Fund - Class I	4,943	131	181	—	(19)	399	5,273	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	19,496	240	3,748	—	224	2,337	18,549	3.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	2,434	21	2,588	—	(157)	290	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	8,665	28	1,751	—	(296)	1,422	8,068	1.5
JNL/PIMCO Income Fund - Class I	25,032	4,805	356	—	11	1,023	30,515	5.7

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	18,831	432	371	—	(9)	1,060	19,943	3.8
JNL/PIMCO Real Return Fund - Class I	5,001	5,457	131	—	—	298	10,625	2.0
JNL/PPM America Total Return Fund - Class I	30,074	3,731	531	—	(2)	1,297	34,569	6.5
JNL/Scout Unconstrained Bond Fund - Class I	15,112	2,050	292	—	(7)	381	17,244	3.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,650	167	1,598	—	130	4,654	44,003	8.3
JNL/T. Rowe Price Established Growth Fund - Class I	13,442	72	3,579	—	127	1,935	11,997	2.3
JNL/WCM Focused International Equity Fund - Class I	22,187	86	4,816	—	29	2,616	20,102	3.8

	495,652	47,529	49,879	—	(1,079)	39,155	531,378	100.0

JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	48,042	5,116	2,377	—	7	2,065	52,853	22.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	9,562	—	10,323	—	(643)	1,404	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	12,237	—	6,647	—	(573)	398	5,415	2.3
JNL/BlackRock Global Long Short Credit Fund - Class I	4,921	—	222	—	1	100	4,800	2.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	41,554	—	1,790	—	(124)	985	40,625	16.9
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	25,238	—	1,252	—	(49)	597	24,534	10.2
JNL/First State Global Infrastructure Fund - Class I	12,088	9,663	2,250	—	(36)	2,137	21,602	9.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,476	445	1,161	—	58	1,620	11,438	4.8
JNL/Invesco Global Real Estate Fund - Class I	4,820	—	5,296	—	136	340	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	9,837	7,259	739	—	14	398	16,769	7.0
JNL/Neuberger Berman Currency Fund - Class I	11,126	—	369	—	(4)	27	10,780	4.5
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	11,647	—	2,979	—	(310)	1,162	9,520	4.0
JNL/Nicholas Convertible Arbitrage Fund - Class I	10,480	—	669	—	5	387	10,203	4.2
JNL/PPM America Long Short Credit Fund - Class I	7,337	—	398	—	(10)	278	7,207	3.0
JNL/Westchester Capital Event Driven Fund - Class I	24,744	—	1,833	—	43	1,166	24,120	10.1

	244,109	22,483	38,305	—	(1,485)	13,064	239,866	100.0

Security Valuation and Fair Value Measurement. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 94.6%
Alternative 3.8%
iShares Global Infrastructure ETF (a)	61	2,758
iShares U.S. Real Estate ETF	28	2,429

		5,187
Domestic Equity 23.2%
iShares Core S&P 500 ETF	34	9,699
iShares Core S&P Mid-Cap ETF	32	5,958
iShares Morningstar Large-Cap Value ETF	69	7,241
iShares S&P SmallCap 600 Index ETF (a)	14	1,059
iShares U.S. Consumer Services ETF (a)	17	3,475
iShares U.S. Financial Services ETF	8	1,055
iShares U.S. Technology ETF (a)	18	3,434

		31,921
Domestic Fixed Income 44.3%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	118	5,507
iShares 0-5 Year TIPS Bond ETF	41	4,107
iShares 1-3 Year Treasury Bond ETF (a)	77	6,513
iShares Core Total U.S. Bond Market ETF	195	21,317
iShares MBS ETF	129	13,717
iShares Ultra Short-Term Bond ETF	198	9,934

		61,095
Emerging Markets Equity 5.8%
iShares Core MSCI Emerging Markets ETF	154	7,971
Emerging Markets Fixed Income 6.2%
iShares JPMorgan USD Emerging Markets Bond ETF	78	8,600
Global Equity 3.3%
iShares Exponential Technologies ETF	118	4,493
International Equity 8.0%
iShares Core MSCI EAFE ETF	182	11,042

Total Investment Companies (cost $123,629)		130,309

SHORT TERM INVESTMENTS 6.9%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	7,882	7,882
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	1,646	1,646

Total Short Term Investments (cost $9,528)		9,528

Total Investments 101.5% (cost $133,157)		139,837
Other Assets and Liabilities, Net (1.5)%		(2,021)

Total Net Assets 100.0%		137,816

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 96.5%
Alternative 5.5%
iShares Global Infrastructure ETF (a)	185	8,292
iShares U.S. Real Estate ETF (a)	80	6,956

		15,248
Domestic Equity 29.9%
iShares Core S&P 500 ETF	71	20,129
iShares Core S&P Mid-Cap ETF	70	13,316
iShares Morningstar Large-Cap Value ETF	190	20,018
iShares S&P SmallCap 600 Index ETF (a)	36	2,812
iShares U.S. Consumer Services ETF (a)	54	11,091
iShares U.S. Financial Services ETF	34	4,201
iShares U.S. Technology ETF (a)	58	10,979

		82,546
Domestic Fixed Income 30.2%
iShares 0-5 Year High Yield Corporate Bond ETF	148	6,899
iShares 0-5 Year TIPS Bond ETF	34	3,430
iShares 1-3 Year Treasury Bond ETF	114	9,619
iShares Core Total U.S. Bond Market ETF	271	29,576
iShares MBS ETF	180	19,205

	Shares	Value ($)
iShares Ultra Short-Term Bond ETF	286	14,385

		83,114
Emerging Markets Equity 9.1%
iShares Core MSCI Emerging Markets ETF	483	24,957
Emerging Markets Fixed Income 5.0%
iShares JPMorgan USD Emerging Markets Bond ETF	125	13,773
Global Equity 6.8%
iShares Exponential Technologies ETF	490	18,658
International Equity 10.0%
iShares Core MSCI EAFE ETF	455	27,612

Total Investment Companies (cost $243,039)		265,908

SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	9,793	9,793
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	1,346	1,346

Total Short Term Investments (cost $11,139)		11,139

Total Investments 100.5% (cost $254,178)		277,047
Other Assets and Liabilities, Net (0.5)%		(1,343)

Total Net Assets 100.0%		275,704

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 97.9%
Alternative 7.0%
iShares Global Infrastructure ETF (a)	205	9,208
iShares U.S. Real Estate ETF	80	6,959

		16,167
Domestic Equity 39.6%
iShares Core S&P 500 ETF	63	17,945
iShares Core S&P Mid-Cap ETF	102	19,312
iShares Morningstar Large-Cap Value ETF	224	23,634
iShares S&P SmallCap 600 Index ETF (a)	53	4,097
iShares U.S. Consumer Services ETF	57	11,584
iShares U.S. Financial Services ETF (a)	33	4,087
iShares U.S. Technology ETF (a)	57	10,893

		91,552
Domestic Fixed Income 13.1%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	62	2,872
iShares 1-3 Year Treasury Bond ETF	54	4,577
iShares Core Total U.S. Bond Market ETF	74	8,043
iShares MBS ETF	70	7,442
iShares Ultra Short-Term Bond ETF	148	7,434

		30,368
Emerging Markets Equity 13.0%
iShares Core MSCI Emerging Markets ETF	582	30,092
Emerging Markets Fixed Income 2.7%
iShares JPMorgan USD Emerging Markets Bond ETF	57	6,324
Global Equity 8.5%
iShares Exponential Technologies ETF	516	19,614
International Equity 14.0%
iShares Core MSCI EAFE ETF	531	32,268

Total Investment Companies (cost $204,925)		226,385

SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	4,933	4,933

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	718	718

Total Short Term Investments (cost $5,651)		5,651

Total Investments 100.4% (cost $210,576)		232,036
Other Assets and Liabilities, Net (0.4)%		(867)

Total Net Assets 100.0%		231,169

(a)	All or a portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 41.8%
France 4.5%
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b)	313	383
0.10%, 03/01/25 - 03/01/28, EUR (b)	411	495
1.85%, 07/25/27, EUR (b)	164	232
0.70%, 07/25/30, EUR (b)	103	135

		1,245
Germany 6.5%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,466	1,789
United Kingdom 7.4%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,365	2,057
United States of America 23.4%
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/25 - 07/15/27 (b)	1,013	1,008
0.63%, 04/15/23 - 01/15/26 (b)	2,469	2,492
0.13%, 04/15/22 - 07/15/26 (b)	3,006	2,964

		6,464

Total Government And Agency Obligations (cost $11,540)		11,555

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 53.6%
Investment Companies 37.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	5,566	5,566
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.41% (d)	4,808	4,808

		10,374
Treasury Securities 16.1%
U.S. Treasury Bill
2.42%, 04/11/19 (e)	3,352	3,350
2.50%, 07/11/19 (e)	370	368
2.43%, 07/18/19 - 07/25/19 (e)	740	734

		4,452

Total Short Term Investments (cost $14,826)		14,826

Total Investments 95.4% (cost $26,366)		26,381
Other Derivative Instruments 0.5%		152
Other Assets and Liabilities, Net 4.1%		1,122

Total Net Assets 100.0%		27,655

(a)	Consolidated Schedule of Investments.
(b)	Treasury inflation indexed note, par amount is adjusted for inflation.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(e)	The coupon rate represents the yield to maturity.

JNL/AQR Risk Parity Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
ASX SPI 200 Index	2	June 2019	AUD	309	—	—
Australia Commonwealth Treasury Bond, 10-Year	9	June 2019	AUD	1,224	(4)	16
Brent Crude Oil	10	July 2019		665	5	7
CAC40 10 Euro	3	April 2019	EUR	157	2	3
Canadian Government Bond, 10-Year	10	June 2019	CAD	1,362	(6)	21
Cattle Feeder	1	August 2019		76	—	2
Cocoa	2	July 2019		45	—	1
Coffee ‘C’	5	July 2019		187	1	(5)
Corn	21	July 2019		394	(18)	(10)
Cotton No. 2	3	July 2019		114	2	3
E-Mini Russell 2000 Index	6	June 2019		462	1	1
Euro STOXX 50	12	June 2019	EUR	386	4	7
Euro-Bund	42	June 2019	EUR	6,849	(2)	155
FTSE 100 Index	6	June 2019	GBP	423	4	12
FTSE/JSE Top 40 Index	5	June 2019	ZAR	2,531	1	1
Gold 100 oz.	8	June 2019		1,040	3	(1)
Hang Seng China Enterprises Index	2	April 2019	HKD	1,129	1	1
Japanese Government Bond, 10-Year	3	June 2019	JPY	458,168	(1)	15
KCBT Wheat	1	July 2019		23	—	(1)
KOSPI 200	3	June 2019	KRW	207,003	—	1
Lean Hogs	4	June 2019		122	(5)	20
Live Cattle	5	June 2019		240	(1)	(2)
LME Aluminum	7	June 2019		329	5	5
LME Copper	4	June 2019		595	53	53
LME Lead	1	June 2019		49	1	1
LME Nickel	1	June 2019		69	9	9
LME Zinc	2	June 2019		123	27	24
Low Sulphur Gas Oil	4	June 2019		245	2	(1)
MSCI Taiwan Index	9	April 2019		348	4	4
Natural Gas	5	June 2019		143	(2)	(7)
NY Harbor ULSD	3	June 2019		251	—	(2)
RBOB Gasoline	3	June 2019		230	2	6
S&P 500 E-Mini Index	42	June 2019		5,806	35	153
S&P MidCap 400 E-Mini Index	3	June 2019		564	2	6
S&P/Toronto Stock Exchange 60 Index	2	June 2019	CAD	381	(1)	1
Silver	3	May 2019		238	3	(12)
Silver	1	July 2019		76	—	—
Soybean	8	July 2019		364	(2)	(5)
Soybean Meal	4	July 2019		123	—	1
Soybean Oil	6	May 2019		110	(1)	(8)
Soybean Oil	2	July 2019		35	—	—
Sugar #11 (World Markets)	15	July 2019		210	—	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/AQR Risk Parity Fund — Futures Contracts (continued)

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Tokyo Price Index	5	June 2019	JPY	80,072	4	(4)
U.K. Long Gilt	9	June 2019	GBP	1,146	1	24
U.S. Treasury Note, 10-Year	142	June 2019		17,383	(40)	256
Wheat	7	July 2019		158	(3)	4
WTI Crude Oil	14	June 2019		810	11	34

					97	792

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	06/19/19	BRL	2,601	664	(24)
CLP/USD	CIT	06/19/19	CLP	97,099	139	—
CNH/USD	CIT	06/19/19	CNH	1,400	208	(2)
CNH/USD	CIT	06/19/19	CNH	2,400	357	1
CZK/USD	CIT	06/19/19	CZK	2,900	126	(2)
CZK/USD	CIT	06/19/19	CZK	600	26	—
EUR/USD	CIT	06/19/19	EUR	696	792	(16)
EUR/USD	CIT	06/19/19	EUR	83	94	—
GBP/USD	CIT	06/19/19	GBP	119	156	—
HUF/USD	CIT	06/19/19	HUF	58,900	208	(6)
INR/USD	CIT	06/19/19	INR	46,402	664	18
KRW/USD	CIT	06/19/19	KRW	950,310	837	(10)
KRW/USD	CIT	06/19/19	KRW	105,590	93	—
MXN/USD	CIT	06/19/19	MXN	7,389	377	(6)
MXN/USD	CIT	06/19/19	MXN	13,009	665	1

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PLN/USD	CIT	06/19/19	PLN	756	196	(4)
PLN/USD	CIT	06/19/19	PLN	946	246	—
USD/CHF	CIT	06/19/19	CHF	(16)	(16)	—
USD/EUR	CIT	06/19/19	EUR	(5,887)	(6,647)	84
USD/GBP	CIT	06/19/19	GBP	(130)	(170)	(1)
USD/GBP	CIT	06/19/19	GBP	(1,559)	(2,038)	22
USD/HKD	CIT	06/19/19	HKD	(202)	(28)	—
USD/HUF	CIT	06/19/19	HUF	(13,800)	(48)	1
USD/KRW	CIT	06/19/19	KRW	(18,200)	(16)	—
USD/PLN	CIT	06/19/19	PLN	(200)	(52)	1
ZAR/USD	CIT	06/19/19	ZAR	9,202	630	(15)
ZAR/USD	CIT	06/19/19	ZAR	500	34	—

					(2,503)	42

JNL/AQR Risk Parity Fund — OTC Total Return Swap Agreements

Reference Entity[9]	Counter- party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Hang Seng China Enterprises Index Future, Expiration April 2019	GSC	04/29/19	HKD	1,696	—	1
KOSPI 200 Future, Expiration June 2019	GSC	06/13/19	KRW	69,681	—	—
Bovespa Index Future, Expiration April 2019	MLP	04/17/19	BRL	963	—	(2)
Hang Seng China Enterprises Index Future, Expiration April 2019	MLP	04/29/19	HKD	5,070	—	6
Hang Seng Index Future, Expiration April 2019	MLP	04/29/19	HKD	1,429	—	3
KOSPI 200 Future, Expiration June 2019	MLP	06/13/19	KRW	138,856	—	—
Swiss Market Index Future, Expiration June 2019	MLP	06/21/19	CHF	274	—	5

					—	13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 0.5%
United States of America 0.5%
Air Lease Corp. - Class A	1	28
Ascent Resources Marcellus Holdings LLC (a) (b) (c) (d)	5	14
Freeport-McMoRan Inc. - Class B	3	34
Kinder Morgan Inc.	5	97
Lions Gate Entertainment Corp. - Class A	18	275
Xerox Corp.	—	14

Total Common Stocks (cost $618)		462

WARRANTS 0.0%
United States of America 0.0%
Ascent Resources Marcellus Holdings LLC - 2nd Lien A (a) (b) (c) (d)	34	3
Ascent Resources Marcellus Holdings LLC - 2nd Lien B (a) (b) (c) (d)	26	1

Total Warrants (cost $8)		4

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.2%
Australia 0.1%
Virgin Australia Trust
Series 2013-1B, 6.00%, 10/23/20 (e)	54	55
Canada 0.9%
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (e)	785	757
Ireland 3.4%
Avoca CLO XIV DAC
Series FR-15X, 5.84%, (3M EURIBOR + 5.84%), 04/15/31, EUR (d) (f)	230	217
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (d) (g)	400	329
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (d) (f)	500	464
Bilbao CLO I DAC
Series A2A-1X, 1.30%, (3M EURIBOR + 1.30%), 07/20/31, EUR (d) (f)	300	328
Cadogan Square CLO XI DAC
Series C-11X, 1.85%, 02/15/31, EUR (d)	100	109
CVC Cordatus Loan Fund VI Ltd.
Series SUB-6X, 0.00%, 04/16/29, EUR (d) (f)	450	334
Man GLG Euro CLO IV DAC
Series B1-4X, 1.05%, 05/15/31, EUR	231	250
OCP Euro CLO DAC
Series 2017-E-2X, 5.00%, (3M EURIBOR + 5.00%), 01/15/32, EUR (d) (f)	100	107
Series 2017-F-2X, 6.40%, (3M EURIBOR + 6.40%), 01/15/32, EUR (d) (f)	100	98
Ozlme II DAC
Series E-2X, 4.90%, (3M EURIBOR + 4.90%), 10/15/30, EUR (d) (f)	100	105
Rockford Tower Europe CLO DAC
Series 2018-A1-1X, 1.03%, 12/20/31, EUR (d)	350	391
Voya CLO Ltd.
Series SUB-1X, 0.00%, 10/15/30, EUR (d) (f)	121	121

		2,853
Netherlands 1.1%
Avoca CLO XIV DAC
Series FR-14X, 6.35%, (3M EURIBOR + 6.35%), 01/12/31, EUR (d) (f)	300	296
Cairn CLO IX BV
Series 2018-B1-9X, 1.00%, (3M EURIBOR + 1.00%), 03/21/32, EUR (d) (f)	200	215
Dryden LVI Euro CLO BV
Series 2017-E-56X, 4.72%, (3M EURIBOR + 4.72%), 01/15/32, EUR (d) (f)	105	108
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, (3M EURIBOR + 5.75%), 01/15/30, EUR (d) (f)	104	116
Halcyon Loan Advisors Funding Ltd.
Series 2018-B1-1X, 1.48%, (3M EURIBOR + 1.48%), 10/18/31, EUR (d) (f)	200	221

		956

	Shares/Par[1]	Value ($)
United Arab Emirates 0.2%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (e)	152	154
United Kingdom 0.5%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 2.97%, (3M USD LIBOR + 0.18%), 01/15/39 (d) (f)	457	424
United States of America 5.0%
American Airlines Pass-Through Trust
Series 2001-A-1-1, 6.98%, 05/23/21	332	343
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.73%, 05/10/58 (f)	1,817	168
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.85%, 02/10/22 (e) (f)	380	381
Series 2015-G-CALW, REMIC, 3.85%, 02/10/22 (e) (f)	360	357
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (e)	253	255
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.38%, 12/15/19 (e) (f)	199	197
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.59%, 06/10/21 (e) (f)	205	203
Navient Private Education Loan Trust
Series 2015-A3-AA, 4.18%, (1M USD LIBOR + 1.70%), 07/15/24 (e) (f)	295	302
Series 2015-B-AA, 3.50%, 12/15/24 (e)	100	99
OneMain Financial Issuance Trust
Series 2015-A-1A, 3.19%, 03/18/26 (e)	18	18
Series 2015-B-1A, 3.85%, 03/18/26 (e)	290	291
SLM Private Education Loan Trust
Series 2013-B-B, 3.00%, 12/15/19 (e)	360	359
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (e)	775	781
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (e)	60	60
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	251	252
US Airways Pass-Through Trust
Series 2012-B-1, 8.00%, 10/01/19	151	153

		4,219

Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,913)		9,418

CORPORATE BONDS AND NOTES 62.0%
Belgium 0.6%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	48	51
4.70%, 02/01/36 (e)	130	130
5.55%, 01/23/49	280	308

		489
Brazil 0.0%
JBS USA LLC
5.75%, 06/15/25 (e)	14	14
Canada 3.2%
1011778 B.C. Unltd. Liability Co.
4.25%, 05/15/24 (e)	4	4
5.00%, 10/15/25 (e)	126	125
Bombardier Inc.
8.75%, 12/01/21 (e)	1,060	1,173
5.75%, 03/15/22 (e)	2	2
6.13%, 01/15/23 (e)	20	20
7.50%, 12/01/24 - 03/15/25 (e)	17	17
7.88%, 04/15/27 (e)	173	178
Cenovus Energy Inc.
4.25%, 04/15/27	156	154
Enbridge Inc.
4.00%, 10/01/23	205	212
First Quantum Minerals Ltd.
7.00%, 02/15/21 (e)	94	96
7.25%, 05/15/22 - 04/01/23 (e)	600	598

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GFL Environmental Inc.
5.38%, 03/01/23 (e)	8	8
7.00%, 06/01/26 (e)	7	7
Mattamy Group Corp.
6.50%, 10/01/25 (e)	11	11
MDC Partners Inc.
6.50%, 05/01/24 (e)	12	10
MEG Energy Corp.
6.50%, 01/15/25 (e)	26	26
Mercer International Inc.
5.50%, 01/15/26	5	5
NOVA Chemicals Corp.
4.88%, 06/01/24 (e)	14	14
Parkland Fuel Corp.
6.00%, 04/01/26 (e)	4	4
Superior Plus LP
7.00%, 07/15/26 (e)	10	10
Titan Acquisition Ltd.
7.75%, 04/15/26 (e)	10	9

		2,683
Cayman Islands 0.1%
UPCB Finance VII Ltd.
3.63%, 06/15/29, EUR (d)	100	116
China 0.1%
European Topsoho SARL
4.00%, 09/21/21, EUR (c) (d) (h)	100	110
Denmark 0.2%
Danske Bank A/S
7.00%, (callable at 100 beginning 06/26/25) (d) (h) (i)	200	188
Finland 0.3%
Nokia Oyj
4.38%, 06/12/27	6	6
Nordea Bank Abp
6.63%, (callable at 100 beginning 03/26/26) (e) (i)	200	200

		206
France 1.0%
Electricite de France SA
5.00%, (callable at 100 beginning 01/22/26), EUR (d) (i)	100	118
Numericable - SFR SA
7.38%, 05/01/26 (e)	400	392
TDF Infrastructure SAS
2.50%, 04/07/26, EUR (d)	300	343

		853
Germany 2.1%
Adler Real Estate AG
3.00%, 04/27/26, EUR (d)	300	332
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	400	404
4.38%, 12/15/28 (e)	260	259
Platin 1426 GmbH
5.38%, 06/15/23, EUR (d)	136	148
Schaeffler Verwaltung Zwei GmbH
4.50%, 09/15/26, EUR (d) (j)	100	114
ThyssenKrupp AG
2.88%, 02/22/24, EUR (d)	108	122
Unitymedia GmbH
3.75%, 01/15/27, EUR (d)	300	353

		1,732
Hong Kong 0.3%
Hongkong & Shanghai Banking Corp. Ltd.
2.94%, (callable at 100 beginning 04/27/19) (i)	380	267
Ireland 0.5%
Ardagh Packaging Finance Plc
4.75%, 07/15/27, GBP (d)	100	124
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (e)	9	9
5.25%, 05/15/24 (e)	2	2
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (d) (i)	200	236

	Shares/Par[1]	Value ($)
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (e)	22	22

		393
Italy 2.7%
Intesa Sanpaolo SpA
7.75%, (callable at 100 beginning 01/11/27), EUR (d) (i)	200	242
Rossini SARL
6.75%, 10/30/25, EUR (d)	224	265
Telecom Italia SpA
1.13%, 03/26/22, EUR (d) (h)	400	437
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (d) (i)	250	309
4.88%, 02/20/29, EUR (d)	200	229
UniCredit SPA
6.57%, 01/14/22 (e)	350	366
Unione di Banche Italiane SpA
5.88%, 03/04/29, EUR (d)	200	227
Wind Tre SpA
5.00%, 01/20/26 (e)	200	182

		2,257
Japan 0.6%
SoftBank Group Corp.
5.00%, 04/15/28, EUR (d)	200	239
Takeda Pharmaceutical Co. Ltd.
0.79%, (3M EURIBOR + 1.10%), 11/21/22, EUR (d) (f)	225	256

		495
Luxembourg 3.1%
Altice Financing SA
7.50%, 05/15/26 (e)	200	197
Altice Finco SA
4.75%, 01/15/28, EUR (d)	260	244
Altice SA
7.63%, 02/15/25 (e)	200	176
Garfunkelux Holdco 3 SA
8.50%, 11/01/22, GBP (d)	200	236
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (e)	200	208
Intelsat Jackson Holdings SA
5.50%, 08/01/23	7	6
8.50%, 10/15/24 (e)	945	919
9.75%, 07/15/25 (e)	443	450
Matterhorn Telecom SA
4.00%, 11/15/27, EUR (d)	200	216

		2,652
Netherlands 1.4%
Capital Stage Finance BV
5.25%, (callable at 100 begininng 09/13/23), EUR (c) (d) (h) (i)	100	112
Lincoln Financing SARL
3.63%, 04/01/24, EUR (d)	163	184
Neptune Finco Corp.
10.88%, 10/15/25 (e)	200	231
NXP BV
4.13%, 06/15/20 (e)	200	203
Petrobras Global Finance BV
4.75%, 01/14/25, EUR	100	123
UPC Holding BV
3.88%, 06/15/29, EUR (d)	100	114
Ziggo Bond Finance BV
5.88%, 01/15/25 (e)	200	198

		1,165
Portugal 1.4%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (c) (d) (k)	3,800	1,191
Singapore 0.2%
Mulhacen Pte Ltd.
8.50%, 08/01/23, EUR (d) (j)	166	190
Spain 1.5%
Banco de Sabadell SA
5.63%, 05/06/26, EUR (d)	100	118

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.38%, 12/12/28, EUR (d) (f)	200	230
Bankia SA
6.00%, (callable at 100 beginning 07/18/22), EUR (d) (i)	200	219
6.38%, (callable at 100 beginning 09/19/23), EUR (d) (i)	200	219
Distribuidora Internacional de Alimentacion SA
1.00%, 04/28/21, EUR (d)	100	93
Telefonica Europe BV
4.38%, (callable at 100 beginning 03/14/25), EUR (d) (i)	300	345

		1,224
Switzerland 1.3%
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (e) (i)	265	272
UBS Group AG
7.00%, (callable at 100 beginning 02/19/25) (d) (i)	265	279
7.00%, (callable at 100 beginning 01/31/24) (e) (i)	565	573

		1,124
Turkey 0.3%
Turk Hava Yollari AO
4.20%, 03/15/27 (e)	261	235
United Arab Emirates 0.2%
DP World Ltd.
2.38%, 09/25/26, EUR (d)	140	163
United Kingdom 4.2%
BAT Capital Corp.
2.76%, 08/15/22	395	389
4.54%, 08/15/47	130	114
Boparan Finance Plc
4.38%, 07/15/21, EUR (d)	100	75
Cabot Financial Luxembourg SA
7.50%, 10/01/23, GBP (d)	100	127
Enquest Plc
7.00%, 04/15/22 (d) (j)	100	82
Ensco Plc
5.20%, 03/15/25	17	13
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 06/23/19) (d) (i)	330	333
Heathrow Funding Ltd.
1.88%, 03/14/34, EUR (d)	100	112
Intuit Inc.
2.88%, 11/01/22, GBP (c) (d) (h)	100	110
Lloyds Banking Group Plc
6.41%, (callable at 100 beginning 10/01/35) (e) (i)	100	101
National Westminster Bank Plc
2.88%, (callable at 100 beginning 05/28/19) (i)	200	156
Santander UK Plc
5.00%, 11/07/23 (e)	390	400
Shop Direct Funding Plc
7.75%, 11/15/22, GBP (d)	150	175
Tesco Plc
5.13%, 04/10/47, EUR (d)	100	139
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (d) (h)	400	485
Virgin Media Finance Plc
5.75%, 01/15/25 (e)	200	203
Vodafone Group Plc
0.00%, 11/26/20, GBP (d) (g) (h)	100	126
4.20%, 10/03/78, EUR (d)	100	109
6.25%, 10/03/78 (d)	200	198
7.00%, 04/04/79	125	127

		3,574
United States of America 36.7%
Actavis Funding SCS
3.80%, 03/15/25	400	405
ADT Security Corp.
3.50%, 07/15/22	12	12
Advanced Micro Devices Inc.
7.50%, 08/15/22	775	865
AES Corp.
4.50%, 03/15/23	7	7
4.88%, 05/15/23	2	2

	Shares/Par[1]	Value ($)
5.50%, 04/15/25	4	4
6.00%, 05/15/26	4	4
5.13%, 09/01/27	6	6
Aetna Inc.
3.88%, 08/15/47	260	225
AHP Health Partners Inc.
9.75%, 07/15/26 (e)	16	17
Aircastle Ltd.
5.50%, 02/15/22	50	52
Allison Transmission Inc.
5.00%, 10/01/24 (e)	10	10
Altria Group Inc.
4.40%, 02/14/26	35	36
4.80%, 02/14/29	515	531
Antero Resources Corp.
5.00%, 03/01/25	10	10
APX Group Inc.
8.75%, 12/01/20	37	36
Arch Merger Sub Inc.
8.50%, 09/15/25 (e)	700	763
Ascend Learning LLC
6.88%, 08/01/25 (e)	24	24
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (e)	3	3
AT&T Inc.
3.40%, 05/15/25	600	593
4.13%, 02/17/26	260	266
Avantor Inc.
6.00%, 10/01/24 (e)	389	404
9.00%, 10/01/25 (e)	415	449
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	31	30
Bank of America Corp.
3.97%, 02/07/30	660	673
BBA US Holdings Inc.
5.38%, 05/01/26 (e)	10	10
Berry Petroleum Co.
7.00%, 02/15/26 (e)	10	10
Blue Cube Spinco Inc.
10.00%, 10/15/25	20	23
Boyd Gaming Corp.
6.00%, 08/15/26	7	7
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (e)	6	5
Broadcom Corp.
2.38%, 01/15/20	220	219
3.00%, 01/15/22	100	100
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (e)	845	843
4.25%, 04/15/26 (e)	760	754
4.75%, 04/15/29 (e)	560	557
Bruin E&P Partners LLC
8.88%, 08/01/23 (e)	43	41
Building Materials Corp. of America
6.00%, 10/15/25 (e)	8	8
BWAY Holding Co.
5.50%, 04/15/24 (e)	15	15
California Resources Corp.
8.00%, 12/15/22 (e)	2	2
Callon Petroleum Co.
6.38%, 07/01/26	6	6
Calpine Corp.
5.38%, 01/15/23	13	13
5.75%, 01/15/25	6	6
5.25%, 06/01/26 (e)	28	28
Calumet Specialty Products Partners LP
6.50%, 04/15/21	38	37
Capital One Financial Corp.
3.90%, 01/29/24	95	97
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (e)	33	33
CCO Holdings LLC
4.00%, 03/01/23 (e)	21	21
5.88%, 04/01/24 (e)	45	47
5.13%, 05/01/27 (e)	2	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CDK Global Inc.
4.88%, 06/01/27	13	13
CDW LLC
5.50%, 12/01/24	6	6
5.00%, 09/01/25	20	21
Centene Escrow I Corp.
5.38%, 06/01/26 (e)	14	15
Centennial Resource Production LLC
6.88%, 04/01/27 (e)	2	2
CenturyLink Inc.
7.50%, 04/01/24	140	148
CFX Escrow Corp.
6.00%, 02/15/24 (e)	5	5
6.38%, 02/15/26 (e)	5	5
Charles River Laboratories International Inc.
5.50%, 04/01/26 (e)	5	5
Charter Communications Operating LLC
4.46%, 07/23/22	125	129
5.05%, 03/30/29	635	669
5.75%, 04/01/48	265	277
Chemours Co.
5.38%, 05/15/27	4	4
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	42	46
5.13%, 06/30/27	4	4
Chesapeake Energy Corp.
6.63%, 08/15/20	10	10
6.13%, 02/15/21	2	2
5.75%, 03/15/23	6	6
Churchill Downs Inc.
5.50%, 04/01/27 (e)	11	11
Cincinnati Bell Inc.
7.00%, 07/15/24 (e)	30	28
CIT Group Inc.
5.25%, 03/07/25	10	11
6.13%, 03/09/28	4	4
Citigroup Inc.
4.40%, 06/10/25	260	269
4.08%, 04/23/29	260	267
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	96	98
9.25%, 02/15/24 (e)	121	128
Clearway Energy Operating LLC
5.75%, 10/15/25 (e)	5	5
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (e)	8	8
Coca-Cola Co.
0.00%, (3M EURIBOR + 0.20%), 03/08/21, EUR (f)	175	197
0.75%, 09/22/26, EUR	175	198
1.25%, 03/08/31, EUR	225	256
CommScope Finance LLC
5.50%, 03/01/24 (e)	238	244
6.00%, 03/01/26 (e)	10	10
8.25%, 03/01/27 (e)	410	425
CommScope Inc.
5.50%, 06/15/24 (e)	205	200
CommScope Technologies LLC
5.00%, 03/15/27 (e)	9	8
Community Health Systems Inc.
8.00%, 03/15/26 (e)	18	17
CONSOL Energy Inc.
5.88%, 04/15/22 (e)	28	28
Credit Acceptance Corp.
6.63%, 03/15/26 (e)	9	9
CrownRock LP
5.63%, 10/15/25 (e)	19	18
CSC Holdings LLC
6.75%, 11/15/21	110	118
CSI Compressco LP
7.50%, 04/01/25 (e)	6	6
CVS Health Corp.
4.30%, 03/25/28	260	264
DCP Midstream LLC
5.38%, 07/15/25	8	8

	Shares/Par[1]	Value ($)
Dell EMC
5.88%, 06/15/21 (e)	665	677
7.13%, 06/15/24 (e)	12	13
Dell International LLC
4.00%, 07/15/24 (e) (l)	280	282
Diamond Offshore Drilling Inc.
7.88%, 08/15/25	6	6
Diamondback Energy Inc.
4.75%, 11/01/24 (e)	4	4
5.38%, 05/31/25	4	4
Discover Financial Services
4.10%, 02/09/27	70	70
DISH DBS Corp.
5.88%, 07/15/22 - 11/15/24	19	17
DPL Inc.
7.25%, 10/15/21	2	2
Dun & Bradstreet Corp.
6.88%, 08/15/26 (e)	287	293
10.25%, 02/15/27 (e)	210	216
Dynegy Inc.
7.63%, 11/01/24	2	2
Elanco Animal Health Inc.
3.91%, 08/27/21 (e)	50	51
Embarq Corp.
8.00%, 06/01/36	34	33
Endeavor Energy Resources LP
5.50%, 01/30/26 (e)	20	21
5.75%, 01/30/28 (e)	8	8
Energizer Holdings Inc.
7.75%, 01/15/27 (e)	145	155
Energy Transfer Operating LP
4.50%, 04/15/24	170	178
5.25%, 04/15/29	400	430
EnLink Midstream Partners LP
4.40%, 04/01/24	22	22
4.15%, 06/01/25	2	2
5.05%, 04/01/45	5	4
Entegris Inc.
4.63%, 02/10/26 (e)	7	7
Equinix Inc.
5.88%, 01/15/26	30	32
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (e)	14	12
5.63%, 02/01/26 (e)	6	5
Five Point Operating Co. LP
7.88%, 11/15/25 (e)	6	6
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (e)	2	2
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (e)	2	2
Freeport-McMoRan Inc.
4.00%, 11/14/21	420	423
Frontier Communications Corp.
10.50%, 09/15/22	15	11
11.00%, 09/15/25	18	12
8.50%, 04/01/26 (e)	2	2
8.00%, 04/01/27 (e)	278	287
FS Energy and Power Fund
7.50%, 08/15/23 (e)	2	2
Gartner Inc.
5.13%, 04/01/25 (e)	45	45
Gates Global LLC
6.00%, 07/15/22 (e)	5	5
General Electric Capital Corp.
3.15%, 09/07/22	115	115
Genesis Energy LP
6.00%, 05/15/23	2	2
6.25%, 05/15/26	6	6
GLP Capital LP
5.25%, 06/01/25	2	2
5.38%, 04/15/26	5	5
Graham Holdings Co.
5.75%, 06/01/26 (e)	6	6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Gray Escrow Inc.
7.00%, 05/15/27 (e)	5	5
Great Western Petroleum LLC
9.00%, 09/30/21 (e)	20	16
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (e)	6	6
Gulfport Energy Corp.
6.00%, 10/15/24	6	5
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (e)	6	5
HCA Inc.
5.38%, 02/01/25	8	8
5.63%, 09/01/28	15	16
5.88%, 02/01/29	30	32
HD Supply Inc.
5.38%, 10/15/26 (e)	44	45
Hess Corp.
7.13%, 03/15/33	260	305
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (e)	11	11
Horizon Pharma Inc.
8.75%, 11/01/24 (e)	50	54
Howard Hughes Corp.
5.38%, 03/15/25 (e)	2	2
HUB International Ltd.
7.00%, 05/01/26 (e)	19	19
Icahn Enterprises LP
6.38%, 12/15/25	8	8
Infor US Inc.
6.50%, 05/15/22	79	80
IRB Holding Corp.
6.75%, 02/15/26 (e)	2	2
iStar Inc.
5.25%, 09/15/22	3	3
Italics Merger Sub Inc.
7.13%, 07/15/23 (e)	1,350	1,379
Jaguar Holding Co. II
6.38%, 08/01/23 (e)	62	63
JPMorgan Chase & Co.
3.69%, (3M USD LIBOR + 0.95%), 02/02/37 (f)	130	110
KAR Auction Services Inc.
5.13%, 06/01/25 (e)	14	14
KFC Holding Co.
5.25%, 06/01/26 (e)	9	9
KLA-Tencor Corp.
4.10%, 03/15/29	65	66
Kraft Foods Group Inc.
3.50%, 06/06/22	76	77
5.00%, 06/04/42	44	42
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (e)	3	3
Kroger Co.
4.50%, 01/15/29	265	271
Ladder Capital Finance Holdings LLC
5.25%, 10/01/25 (e)	10	10
Lam Research Corp.
4.00%, 03/15/29	260	266
Lennar Corp.
4.75%, 11/29/27	60	60
Level 3 Financing Inc.
6.13%, 01/15/21	137	138
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (d)	170	199
Manitowoc Co. Inc.
9.00%, 04/01/26 (e)	2	2
Marriott International Inc.
6.50%, 09/15/26 (e)	12	13
Mars Inc.
3.20%, 04/01/30 (e)	260	260
3.88%, 04/01/39 (e)	260	263
3.95%, 04/01/49 (e)	130	132
Masonite International Corp.
5.63%, 03/15/23 (e)	3	3
5.75%, 09/15/26 (e)	7	7

	Shares/Par[1]	Value ($)
Matador Resources Co.
5.88%, 09/15/26	16	16
Mattel Inc.
4.35%, 10/01/20	375	377
6.75%, 12/31/25 (e)	6	6
Mednax Inc.
6.25%, 01/15/27 (e)	100	101
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 - 01/15/28	33	32
MGM Resorts International
6.63%, 12/15/21	80	86
5.50%, 04/15/27	4	4
Microchip Technology Inc.
3.92%, 06/01/21 (e)	500	504
4.33%, 06/01/23 (e)	200	204
Micron Technology Inc.
4.64%, 02/06/24	430	441
4.98%, 02/06/26	270	275
5.33%, 02/06/29	290	298
Midcontinent Communications & Finance Corp.
6.88%, 08/15/23 (e)	5	5
Molina Healthcare Inc.
5.38%, 11/15/22 (m)	6	6
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e)	84	84
MPLX LP
4.80%, 02/15/29	120	126
MPT Operating Partnership LP
5.00%, 10/15/27	18	18
MSCI Inc.
5.38%, 05/15/27 (e)	12	13
Mueller Water Products Inc.
5.50%, 06/15/26 (e)	5	5
Murphy Oil Corp.
5.75%, 08/15/25	4	4
7.05%, 05/01/29	4	4
5.88%, 12/01/42 (m)	20	18
Navient Corp.
6.75%, 06/25/25 - 06/15/26	8	8
NCR Corp.
5.00%, 07/15/22	120	120
6.38%, 12/15/23	375	386
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (e)	2	2
Newmark Group Inc.
6.13%, 11/15/23 (l)	2	2
NGPL PipeCo LLC
7.77%, 12/15/37 (e)	16	19
Noble Holding International Ltd.
5.25%, 03/15/42	8	5
Northern Oil & Gas Inc.
1.00%, 05/15/23 (e) (j)	7	7
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (e)	380	373
Novelis Corp.
6.25%, 08/15/24 (e)	64	65
NRG Energy Inc.
6.63%, 01/15/27	86	93
5.75%, 01/15/28	6	6
NVA Holdings Inc.
6.88%, 04/01/26 (e)	26	26
Oasis Petroleum Inc.
6.25%, 05/01/26 (e)	2	2
OI European Group BV
4.00%, 03/15/23 (e)	4	4
Pacific Drilling First Lien Escrow Issuer Ltd.
8.38%, 10/01/23 (e)	10	10
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	33	34
8.50%, 05/15/27 (e)	283	284
Par Pharmaceutical Inc.
7.50%, 04/01/27 (e)	8	8
Parsley Energy LLC
5.38%, 01/15/25 (e)	20	20

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PBF Holding Co. LLC
7.25%, 06/15/25	9	9
PGT Innovations Inc.
6.75%, 08/01/26 (e)	4	4
Pioneer Finance Corp.
9.00%, 11/01/22 (e)	6	6
Polaris Intermediate Corp.
8.50%, 12/01/22 (e) (j)	35	35
Post Holdings Inc.
5.50%, 03/01/25 (e)	13	13
PQ Corp.
5.75%, 12/15/25 (e)	29	28
Prime Security Services Borrower LLC
9.25%, 05/15/23 (e)	106	111
5.25%, 04/15/24 (e)	237	237
5.75%, 04/15/26 (e)	10	10
QEP Resources Inc.
5.25%, 05/01/23	8	8
5.63%, 03/01/26	22	20
RBS Global Inc.
4.88%, 12/15/25 (e)	8	8
Realogy Group LLC
9.38%, 04/01/27 (e)	47	48
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (d)	100	113
6.88%, 11/15/26, EUR (d)	100	110
8.25%, 11/15/26 (e)	10	10
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (e)	12	13
Reynolds American Inc.
4.45%, 06/12/25	130	133
Rowan Cos. Inc.
4.88%, 06/01/22	16	15
SBA Communications Corp.
4.00%, 10/01/22	16	16
4.88%, 09/01/24	2	2
Scientific Games International Inc.
10.00%, 12/01/22	9	9
5.00%, 10/15/25 (e)	45	44
8.25%, 03/15/26 (e)	53	54
SESI LLC
7.13%, 12/15/21	2	2
7.75%, 09/15/24	6	5
SM Energy Co.
5.00%, 01/15/24	6	6
Solera LLC
10.50%, 03/01/24 (e)	60	65
Sotera Health Topco Inc.
8.50%, 11/01/21 (e) (j)	350	346
Southwestern Energy Co.
6.20%, 01/23/25 (l)	4	4
Sprint Corp.
7.88%, 09/15/23	260	273
7.13%, 06/15/24	250	253
7.63%, 02/15/25	26	27
State Street Corp.
5.63%, (callable at 100 beginning 12/15/23) (i)	90	91
Station Casinos LLC
5.00%, 10/01/25 (e)	9	9
Steel Dynamics Inc.
4.13%, 09/15/25	8	8
Sunoco LP
4.88%, 01/15/23	3	3
5.50%, 02/15/26	9	9
Surgery Center Holdings Inc.
6.75%, 07/01/25 (e)	7	6
Symantec Corp.
5.00%, 04/15/25 (e)	10	10
Tallgrass Energy Partners LP
5.50%, 09/15/24 (e)	7	7
Targa Resource Corp.
6.50%, 07/15/27 (e)	9	10
5.00%, 01/15/28	5	5
6.88%, 01/15/29 (e)	16	17

	Shares/Par[1]	Value ($)
Targa Resources Partners LP
5.88%, 04/15/26 (e)	11	12
Tenet Healthcare Corp.
6.00%, 10/01/20	50	52
6.25%, 02/01/27 (e)	18	19
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (e)	4	3
TerraForm Power Operating LLC
4.25%, 01/31/23 (e)	7	7
5.00%, 01/31/28 (e)	7	7
T-Mobile USA Inc.
6.00%, 04/15/24	50	52
6.38%, 03/01/25	52	54
4.50%, 02/01/26	2	2
4.75%, 02/01/28	5	5
TransDigm Inc.
6.50%, 07/15/24	170	175
6.25%, 03/15/26 (e)	429	445
Transocean Inc.
7.25%, 11/01/25 (e)	8	8
Transocean Pontus Ltd.
6.13%, 08/01/25 (e)	7	7
Transocean Poseidon Ltd.
6.88%, 02/01/27 (e)	13	14
Travelport Corporate Finance Plc
6.00%, 03/15/26 (e)	6	7
Tribune Media Co.
5.88%, 07/15/22	130	133
United Rentals North America Inc.
4.63%, 10/15/25	10	10
Univision Communications Inc.
5.13%, 02/15/25 (e)	6	6
USA Compression Partners LP
6.88%, 09/01/27 (e)	10	10
USG Corp.
4.88%, 06/01/27 (e)	17	17
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (e)	14	14
7.00%, 03/15/24 (e)	50	53
6.13%, 04/15/25 (e)	2	2
9.00%, 12/15/25 (e)	458	498
9.25%, 04/01/26 (e)	235	258
8.50%, 01/31/27 (e)	508	539
Vantage Drilling International
9.25%, 11/15/23 (e)	4	4
Verizon Communications Inc.
4.13%, 03/16/27	650	681
ViaSat Inc.
5.63%, 04/15/27 (e)	191	195
VICI Properties 1 LLC
8.00%, 10/15/23	11	13
Vistra Operations Co. LLC
5.50%, 09/01/26 (e)	7	7
5.63%, 02/15/27 (e)	8	8
Wabash National Corp.
5.50%, 10/01/25 (e)	22	21
Wayne Merger Sub LLC
8.25%, 08/01/23 (e)	18	18
WellCare Health Plans Inc.
5.38%, 08/15/26 (e)	11	12
Welltower Inc.
4.13%, 03/15/29	265	270
WildHorse Resource Development Corp.
6.88%, 02/01/25	9	9
Williams Scotsman International Inc.
7.88%, 12/15/22 (e)	2	2
WMG Acquisition Corp.
5.50%, 04/15/26 (e)	5	5
Worldpay Inc.
3.88%, 11/15/25, GBP	100	135
WPX Energy Inc.
8.25%, 08/01/23	14	16
WR Grace & Co.-Conn
5.13%, 10/01/21 (e)	40	41

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (e)	6	6
Xerox Corp.
5.63%, 12/15/19	160	162
2.80%, 05/15/20	210	208
4.50%, 05/15/21	80	81
3.63%, 03/15/23 (l)	350	341
Zayo Group LLC
6.38%, 05/15/25	21	21

		30,979

Total Corporate Bonds And Notes (cost $55,064)		52,300

SENIOR LOAN INTERESTS 13.2%
Canada 0.1%
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (f)	4	4
GFL Environmental Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 05/11/25 (f)	35	33
Hudson’s Bay Co.
Term Loan, 5.74%, (3M LIBOR + 3.25%), 09/30/20 (f)	29	28

		65
Luxembourg 0.1%
Intelsat Jackson Holdings SA
Term Loan B-4, 6.99%, (3M LIBOR + 4.50%), 01/14/24 (f)	39	39
United States of America 13.0%
Accudyne Industries LLC
Term Loan, 5.49%, (3M LIBOR + 3.00%), 08/02/24 (f)	49	49
Achilles Acquisition LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 10/02/25 (f)	13	13
Albertsons LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 10/24/25 (f)	19	19
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (f)	48	48
Allegiant Travel Co.
Term Loan B, 7.23%, (3M LIBOR + 4.50%), 01/29/24 (f)	663	660
Allied Universal Holdco LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 07/28/22 (f)	35	34
Alpha 3 BV
Term Loan, 5.80%, (3M LIBOR + 3.00%), 01/31/24 (f)	48	47
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (f)	96	92
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (f)	69	69
Ardent Health Partners
Term Loan, 6.99%, (3M LIBOR + 4.50%), 06/30/25 (f)	15	15
Aristocrat Leisure Ltd.
Term Loan, 4.53%, (3M LIBOR + 1.75%), 10/19/24 (f)	28	28
Asurion LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (f)	95	95
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (f)	31	31
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (f)	70	70
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 1.75%), 06/01/24 (f)	57	56
Belron Finance US LLC
Term Loan B, 4.99%, (3M LIBOR + 2.25%), 11/15/24 (f)	30	29

	Shares/Par[1]	Value ($)
Term Loan B, 5.19%, (3M LIBOR + 2.50%), 11/19/25 (f)	12	12
Berry Global Inc.
Term Loan Q, 4.61%, (3M LIBOR + 2.00%), 10/01/22 (f)	72	71
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (f)	36	35
Boyd Gaming Corp.
Term Loan B-3, 4.66%, (3M LIBOR + 2.25%), 09/15/23 (f)	50	50
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (f)	41	39
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (f)	47	45
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (f)	53	53
Catalent Pharma Solutions Inc.
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 05/08/21 (f)	6	6
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (f)	94	93
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (f)	62	62
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (f)	43	43
Chobani LLC
Term Loan, 5.99%, (3M LIBOR + 3.50%), 10/09/23 (f)	43	41
Ciena Corp.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 09/19/25 (f)	9	9
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (f) (n)	32	32
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (f)	24	24
Cortes NP Acquisition Corp.
Term Loan B, 6.63%, (3M LIBOR + 4.00%), 11/30/23 (f)	84	79
CSC Holdings LLC
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 01/12/26 (f)	69	68
DTZ US Borrower LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 08/15/25 (f)	39	38
Dun & Bradstreet Corp.
Term Loan, 7.49%, (6M LIBOR + 5.00%), 02/06/26 (f)	139	137
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (f)	48	45
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 04/26/24 (f)	120	120
Flex Acquisition Co. Inc.
Incremental Term Loan, 5.74%, (3M LIBOR + 3.25%), 06/20/25 (f)	—	—
Incremental Term Loan, 5.88%, (3M LIBOR + 3.25%), 06/20/25 (f)	35	34
Gavilan Resources LLC
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 02/24/24 (f)	6	5
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (f)	555	555
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 06/21/26 (f)	563	574
Go Daddy Operating Co. LLC
Term Loan, 4.74%, (3M LIBOR + 2.25%), 02/15/24 (f)	75	74

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Gol LuxCo SA
1st Lien Term Loan, 6.50%, (3M Fixed + 6.50%), 08/18/20 (f)	1,594	1,598
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (f)	9	9
Greeneden US Holdings II LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (f)	—	—
Grifols Worldwide Operations USA Inc.
Term Loan, 4.66%, (3M LIBOR + 2.25%), 01/24/25 (f)	47	47
Gruden Acquisition Inc.
Term Loan, 8.30%, (3M LIBOR + 5.50%), 08/18/22 (b) (f)	34	34
GVC Holdings Plc
Term Loan, 4.99%, (3M LIBOR + 2.50%), 03/15/24 (f)	25	24
HD Supply Inc.
Term Loan B-5, 4.24%, (3M LIBOR + 1.75%), 10/17/23 (f)	61	60
Hearthside Food Solutions LLC
Term Loan B, 6.18%, (3M LIBOR + 3.69%), 05/17/25 (f)	19	18
Hireright Holdings LLC
Term Loan, 6.55%, (3M LIBOR + 3.75%), 06/30/25 (f)	27	26
IG Investment Holdings LLC
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 05/14/25 (f)	32	31
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 05/14/25 (f)	23	23
Informatica LLC
Term Loan, 5.74%, (3M LIBOR + 3.25%), 08/05/22 (f)	505	504
Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/06/22 (f) (n)	100	100
Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/06/22 (f)	206	205
IQOR US
Term Loan, 7.80%, (3M LIBOR + 5.00%), 04/01/21 (f)	20	18
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (f)	49	48
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (f)	106	105
Lifescan Global Corp.
Term Loan, 8.80%, (3M LIBOR + 6.00%), 06/06/24 (f)	9	8
McAfee LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/30/24 (f)	428	427
Term Loan, 10.99%, (3M LIBOR + 8.50%), 09/30/25 (f)	1,398	1,406
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (f)	30	29
Messer Industries GmbH
Term Loan, 5.10%, (3M LIBOR + 2.50%), 10/10/25 (f)	58	57
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (f)	45	44
Midcoast Operating LP
Term Loan, 8.30%, (3M LIBOR + 5.50%), 07/31/25 (f)	24	24
Mitchell International Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 11/21/24 (f)	93	89
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (f)	78	75
New LightSquared LLC
Term Loan, 11.36%, (3M LIBOR + 8.75%), 06/15/20 (f)	84	62

	Shares/Par[1]	Value ($)
NVA Holdings Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (f)	2	2
Ortho-Clinical Diagnostics SA
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/01/25 (f)	94	92
Petco Animal Supplies Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.25%), 01/12/23 (f)	31	24
PQ Corp.
Term Loan B, 5.24%, (3M LIBOR + 2.50%), 02/08/25 (f)	54	53
Quintiles IMS Inc.
Term Loan, 2.75%, (3M LIBOR + 2.00%), 03/07/24, EUR (f)	987	1,107
Serta Simmons Bedding LLC
Term Loan, 10.49%, (3M LIBOR + 8.00%), 10/21/24 (f)	5	2
Sirva Worldwide Inc.
Term Loan, 7.99%, (3M LIBOR + 5.50%), 07/30/25 (b) (f)	12	12
Term Loan, 8.13%, (3M LIBOR + 5.50%), 07/30/25 (b) (f)	3	3
Term Loan, 8.24%, (3M LIBOR + 5.50%), 07/30/25 (b) (f)	3	3
Term Loan, 8.30%, (3M LIBOR + 5.50%), 07/30/25 (b) (f)	1	1
SolarWinds Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/06/24 (f)	49	48
Solera LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (f)	49	48
Sophia LP
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (f)	57	56
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (f)	14	14
SRS Distribution Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 05/19/25 (f)	50	47
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (f)	—	—
TIBCO Software Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 02/01/25 (f)	34	34
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (f)	84	78
Trader Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/28/23 (f)	28	27
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (f)	47	46
Unitymedia Finance LLC
Term Loan B, 4.73%, (3M LIBOR + 2.25%), 09/30/25 (f)	40	40
USI Inc.
Term Loan, 5.80%, (3M LIBOR + 3.00%), 05/16/24 (f)	39	38
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (f)	69	68
VeriFone Inc.
1st Lien Term Loan, 10.68%, (3M LIBOR + 8.00%), 08/15/26 (f)	241	236
VICI Properties 1 LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 12/13/24 (f)	81	79
Weight Watchers International Inc.
Term Loan, 7.56%, (3M LIBOR + 4.75%), 11/16/24 (f)	16	16

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ziggo Secured Finance Partnership
Term Loan E, 4.98%, (3M LIBOR + 2.50%), 04/15/25 (f)	45	44

		10,988

Total Senior Loan Interests (cost $11,280)		11,092

GOVERNMENT AND AGENCY OBLIGATIONS 2.1%
Argentina 0.1%
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	130	116
Belarus 0.2%
Republic of Belarus International Bond
6.88%, 02/28/23 (d)	200	210
Croatia 0.3%
Croatia Government International Bond
3.88%, 05/30/22, EUR (d)	200	249
Egypt 0.1%
Egypt Government International Bond
4.75%, 04/16/26, EUR (d)	100	111
Indonesia 0.3%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (d)	200	237
Kazakhstan 0.2%
Kazakhstan Government International Bond
1.55%, 11/09/23, EUR (d)	115	133
Russian Federation 0.2%
Russia Government International Bond
5.00%, 04/29/20 (d)	200	204
Ukraine 0.1%
Ukraine Government International Bond
7.75%, 09/01/21 (d)	100	99
United States of America 0.5%
U.S. Treasury Bond
3.38%, 11/15/48	349	389
Venezuela 0.1%
Petroleos de Venezuela SA
0.00%, 11/15/26 - 05/17/35 (a) (c) (d) (k) (o)	200	45

Total Government And Agency Obligations (cost $1,838)		1,793

OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
T-Mobile USA Inc. Escrow (a) (b) (p)	175	—
T-Mobile USA Inc. Escrow (a) (b) (p)	2	—
T-Mobile USA Inc. Escrow (a) (b) (p)	102	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS 18.0%
Repurchase Agreements 18.0%
Repurchase Agreements (q)		15,219

Total Short Term Investments (cost $15,268)		15,219

Total Investments 107.0% (cost $93,989)		90,288
Total Securities Sold Short (19.6)% (proceeds $16,281)		(16,494)
Total Purchased Options 0.2% (cost $344)		196
Other Derivative Instruments (0.4)%		(310)
Other Assets and Liabilities, Net 12.8%		10,673

Total Net Assets 100.0%		84,353

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (19.6%)
CORPORATE BONDS AND NOTES (8.0%)
Belgium (0.3%)
Telenet Finance Luxembourg Notes SARL
3.50%, 03/01/28, EUR (a)	(200)	(227)
Denmark (0.1%)
ISS Global A/S
1.50%, 08/31/27, EUR (a)	(100)	(113)
France (0.9%)
Auchan Holding SA
2.25%, 04/06/23, EUR (b)	(100)	(117)
Autoroutes du Sud de la France SA
1.38%, 01/22/30, EUR (a)	(100)	(115)
(a)	Non-income producing security.
(b)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.
(e)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $27,735 and 32.9%, respectively.

(f)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Convertible security.
(i)	Perpetual security. Next contractual call date presented, if applicable.
(j)	Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.
(k)

Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.5% of the Fund’s net assets.

(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(n)	This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.
(o)

Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(q)	For repurchase agreements held at March 31, 2019, see Repurchase Agreements in the Schedules of Investments.

	Shares/Par[1]	Value ($)
Casino Guichard Perrachon SA
5.98%, 05/26/21, EUR (a) (c)	(100)	(121)
Engie SA
2.38%, 05/19/26, EUR (a)	(100)	(127)
1.38%, 06/22/28, EUR (a)	(100)	(119)
Valeo SA
3.25%, 01/22/24, EUR (a)	(100)	(123)

		(722)
Germany (0.1%)
Schaeffler Finance BV
3.25%, 05/15/25, EUR (a)	(100)	(117)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Luxembourg (1.2%)
Altice Luxembourg SA
7.25%, 05/15/22, EUR (a)	(620)	(709)
Intelsat Connect Finance SA
9.50%, 02/15/23 (d)	(105)	(93)
Intelsat Luxembourg SA
8.13%, 06/01/23	(95)	(66)
Matterhorn Telecom Holding SA
4.88%, 05/01/23, EUR (a)	(100)	(114)

		(982)
Netherlands (0.5%)
NN Group NV
4.63%, 01/13/48, EUR (a)	(100)	(122)
Promontoria Holding 264 BV
6.75%, 08/15/23, EUR (a)	(100)	(114)
Starfruit Finco BV
6.50%, 10/01/26, EUR (a)	(100)	(113)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	(50)	(41)

		(390)
Spain (0.4%)
Gestamp Automocion SA
3.25%, 04/30/26, EUR (a)	(200)	(219)
Telefonica Emisiones SAU
2.93%, 10/17/29, EUR (a)	(100)	(129)

		(348)
United Kingdom (0.2%)
Barclays Plc
6.63%, (callable at 100 beginning 09/15/19) (e)	(200)	(200)
United States of America (4.1%)
Allergan Funding SCS
2.13%, 06/01/29, EUR	(100)	(113)
Carrizo Oil & Gas Inc.
6.25%, 04/15/23	(98)	(97)
Discovery Communications LLC
3.95%, 03/20/28	(310)	(303)
5.20%, 09/20/47	(130)	(127)
Ford Motor Co.
4.35%, 12/08/26	(480)	(446)
Ford Motor Credit Co. LLC
4.14%, 02/15/23	(400)	(392)
Fox Corp.
5.58%, 01/25/49 (d)	(130)	(148)
Freeport-McMoRan Inc.
5.45%, 03/15/43	(100)	(88)
Johnson & Johnson
3.75%, 03/03/47	(525)	(541)
Kennametal Inc.
3.88%, 02/15/22	(38)	(39)
Kraft Heinz Foods Co.
5.00%, 07/15/35	(42)	(41)

	Shares/Par[1]	Value ($)
Netflix Inc.
5.88%, 11/15/28 (d)	(90)	(95)
SM Energy Co.
6.75%, 09/15/26	(100)	(96)
Sprint Capital Corp.
6.88%, 11/15/28	(428)	(412)
SS&C Technologies Inc.
5.50%, 09/30/27 (d)	(19)	(19)
Tenet Healthcare Corp.
6.75%, 06/15/23	(195)	(201)
TransDigm Inc.
6.38%, 06/15/26	(135)	(134)
Whiting Petroleum Corp.
6.63%, 01/15/26	(73)	(72)
Zimmer Biomet Holdings Inc.
2.43%, 12/13/26, EUR (b)	(100)	(120)

		(3,484)
Zambia (0.2%)
First Quantum Minerals Ltd.
6.88%, 03/01/26 (d)	(200)	(187)

Total Corporate Bonds And Notes (proceeds $6,685)		(6,770)

GOVERNMENT AND AGENCY OBLIGATIONS (11.6%)
Spain (0.5%)
Spain Government Bond
0.35%, 07/30/23, EUR	(350)	(398)
United States of America (11.1%)
U.S. Treasury Note
2.38%, 03/15/22	(650)	(653)
2.50%, 01/31/24	(1,658)	(1,679)
2.38%, 02/29/24	(1,265)	(1,274)
2.50%, 02/28/26	(960)	(972)
3.13%, 11/15/28	(2,000)	(2,125)
2.63%, 02/15/29	(2,572)	(2,623)

		(9,326)

Total Government And Agency Obligations (proceeds $9,596)		(9,724)

Total Securities Sold Short (19.6%) (proceeds $16,281)		(16,494)

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.
(b)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(c)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(d)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $542 and 0.6%, respectively.

(e)	Perpetual security. Next contractual call date presented, if applicable.

Repurchase Agreements

Counter- party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	Spain Government Bond, 0.35%, due 07/30/23, EUR	350	398	-0.60	11/01/18	Open	389	347	389
BBP	Auchan Holding SA, 2.25%, due 04/06/23, EUR	100	117	-1.55	12/11/18	Open	115	102	115
BBP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	114	-2.40	01/15/19	Open	111	99	111
BBP	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	200	229	-1.90	01/25/19	Open	226	201	226
BBP	Telenet Finance Luxembourg Notes SARL, 3.50%, due 03/01/28, EUR	200	227	-1.40	02/01/19	Open	222	198	222
BBP	Gestamp Automocion SA, 3.25%, due 04/30/26, EUR	200	219	-0.90	02/13/19	Open	202	180	202
BBP	Allergan Funding SCS, 2.13%, due 06/01/29, EUR	100	113	-0.85	02/13/19	Open	111	99	111
BBP	Zimmer Biomet Holdings Inc, 2.43%, due 12/13/26, EUR	100	120	-0.90	02/13/19	Open	118	105	118
BBP	Autoroutes du Sud de la France SA, 1.38%, due 01/22/30, EUR	100	115	-1.00	02/13/19	Open	112	100	112

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Repurchase Agreements (continued)

Counter- party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BBP	Schaeffler Finance BV, 3.25%, due 05/15/25, EUR	100	117	-0.90	03/13/19	Open	115	103	115
BBP	Casino Guichard Perrachon SA, 5.98%, due 05/26/21, EUR	100	121	-2.85	03/26/19	Open	125	112	125
BCL	Intelsat Luxembourg SA, 8.13%, due 06/01/23	95	66	1.00	11/15/18	Open	85	85	85
BCL	First Quantum Minerals Ltd, 6.88%, due 03/01/26	200	187	1.70	12/17/18	Open	175	174	175
BCL	SM Energy Co., 6.75%, due 09/15/26	100	96	-0.25	12/20/18	Open	96	96	96
BCL	TransDigm Inc., 6.38%, due 06/15/26	135	134	2.05	02/01/19	Open	131	131	131
BCL	Carrizo Oil & Gas Inc., 6.25%, due 04/15/23	98	97	0.35	02/11/19	Open	97	97	97
BCL	Barclays Plc, 6.63%, perpetual	200	200	2.05	03/01/19	Open	202	202	202
BCL	Intelsat Connect Finance SA, 9.50%, due 02/15/23	105	93	2.05	03/20/19	Open	97	97	97
BCL	U.S. Treasury Note, 2.50%, due 01/31/24	1,658	1,679	2.75	03/29/19	Open	1,685	1,685	1,685
BNP	U.S. Treasury Note, 2.38%, due 02/29/24	1,265	1,274	2.45	03/29/19	Open	1,276	1,276	1,276
BNP	U.S. Treasury Note, 2.50%, due 02/28/26	245	248	2.60	03/29/19	Open	248	248	248
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	39	1.75	12/14/18	Open	38	38	38
CGM	Discovery Communications LLC, 3.95%, due 03/20/28	310	303	2.05	03/15/19	Open	303	303	303
CGM	Sprint Capital Corp., 6.88%, due 11/15/28	428	412	2.05	03/29/19	Open	425	425	425
CSI	Fox Corp., 5.58%, due 01/25/49	130	148	2.10	03/15/19	Open	141	141	141
CSI	Johnson & Johnson, 3.75%, due 03/03/47	264	272	2.10	03/20/19	Open	260	260	260
CSI	Discovery Communications LLC, 5.20%, due 09/20/47	130	127	2.10	03/26/19	Open	124	124	124
DUB	U.S. Treasury Note, 3.13%, due 11/15/28	2,000	2,125	3.50	03/29/19	Open	2,145	2,145	2,145
JPM	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	110	126	-1.35	07/26/18	Open	130	116	130
JPM	Telefonica Emisiones SAU, 2.93%, due 10/17/29, EUR	100	129	-1.10	08/13/18	Open	126	112	126
JPM	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	100	114	-2.60	08/16/18	Open	114	102	114
JPM	ISS Global A/S, 1.50%, due 08/31/27, EUR	100	113	-0.85	08/22/18	Open	113	101	113
JPM	NN Group NV, 4.63%, due 01/13/48, EUR	100	122	-0.80	09/06/18	Open	123	110	123
JPM	Altice Luxembourg SA, 7.25%, due 05/15/22, EUR	110	126	-2.70	12/05/18	Open	124	110	124
JPM	Engie SA, 2.38%, due 05/19/26, EUR	100	127	-0.85	12/11/18	Open	124	111	124
JPM	Engie SA, 1.38%, due 06/22/28, EUR	100	119	-0.85	12/11/18	Open	113	101	113
JPM	Valeo SA, 3.25%, due 01/22/24, EUR	100	123	-1.00	01/28/19	Open	121	108	121
JPM	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23, EUR	100	114	-0.75	03/18/19	Open	115	103	115
MLP	Promontoria Holding 264 BV, 6.75%, due 08/15/23, EUR	100	114	-1.90	01/28/19	Open	114	102	114
MLP	Starfruit Finco BV, 6.50%, due 10/01/26, EUR	100	113	-1.35	03/26/19	Open	116	104	116
MLP	U.S. Treasury Note, 2.63%, due 02/15/29	2,067	2,108	2.00	03/29/19	Open	2,111	2,111	2,111
RBC	Ford Motor Co., 4.35%, due 12/08/26	480	446	1.85	11/15/18	Open	444	444	444
RBC	Ford Motor Credit Co. LLC, 4.14%, due 02/15/23	400	392	1.90	12/04/18	Open	385	385	385
RBC	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	50	41	2.10	02/20/19	Open	41	41	41
RBC	Johnson & Johnson, 3.75%, due 03/03/47	261	269	2.10	02/25/19	Open	254	254	254
RBC	Kraft Heinz Foods Co., 5.00%, due 07/15/35	42	41	2.05	03/05/19	Open	40	40	40
RBC	Freeport-McMoRan Inc., 5.45%, due 03/15/43	100	88	2.10	03/06/19	Open	90	90	90
RBC	Netflix Inc, 5.88%, due 11/15/28	90	95	2.10	03/25/19	Open	96	96	96
RBC	Whiting Petroleum Corp., 6.63%, due 01/15/26	73	72	2.00	03/26/19	Open	73	73	73
RBC	Tenet Healthcare Corp., 6.75%, due 06/15/23	195	201	1.00	03/27/19	Open	205	205	205
RBC	SS&C Technologies Inc., 5.50%, due 09/30/27	19	19	2.00	03/28/19	Open	19	19	19
SCB	U.S. Treasury Note, 2.38%, due 03/15/22	650	653	3.05	03/29/19	Open	654	654	654

									15,219

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adler Real Estate AG, 3.00%, 04/27/26	04/23/18	345	332	0.4
Altice Finco SA, 4.75%, 01/15/28	10/06/17	296	244	0.3
Altice Luxembourg SA, 7.25%, 05/15/22	12/15/17	(728)	(709)	(0.8)
Ardagh Packaging Finance Plc, 4.75%, 07/15/27	06/05/17	120	124	0.1
Ascent Resources - Marcellus LLC	05/07/18	16	14	—
Ascent Resources LLC - 2nd Lien B	05/07/18	3	1	—
Ascent Resources LLC - 2nd Lien A	05/07/18	5	3	—
Autoroutes du Sud de la France SA, 1.38%, 01/22/30	08/10/18	(115)	(115)	(0.1)
Avoca CLO XIV DAC, Series FR-14X, 6.35%, 01/12/31	10/20/17	337	296	0.4
Avoca CLO XIV DAC, Series FR-15X, 5.84%, 04/15/31	02/12/18	271	217	0.3
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	416	329	0.4
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	488	464	0.6
Banco de Sabadell SA, 5.63%, 05/06/26	02/01/19	120	118	0.1
Banco de Sabadell SA, 5.38%, 12/12/28	11/30/18	236	230	0.3
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	123	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	377	0.4
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/14	2,415	691	0.8
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	03/11/16	263	236	0.3
Bankia SA, 6.00%, callable at 100 beginning 07/18/22	10/30/17	241	219	0.3
Bankia SA, 6.38%, callable at 100 beginning 09/19/23	09/11/18	234	219	0.3
BB GROUPE AUCHAN, -1.55%	12/10/18	117	115	0.1
Bilbao CLO I DAC, Series A2A-1X, 1.30%, 07/20/31	05/01/18	362	328	0.4
Boparan Finance Plc, 4.38%, 07/15/21	11/19/14	106	75	0.1
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	10/16/17	129	127	0.2
Cadogan Square CLO XI DAC, Series C-11X, 1.85%, 02/15/31	06/05/18	117	109	0.1
Cairn CLO IX BV, Series 2018-B1-9X, 1.00%, 03/21/32	02/01/18	248	215	0.3
Capital Stage Finance BV, 5.25%, callable at 100 begininng 09/13/23	09/07/17	119	112	0.1
Casino Guichard Perrachon SA, 5.98%, 05/26/21	03/25/19	(120)	(121)	(0.1)
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	232	249	0.3
CVC Cordatus Loan Fund VI Ltd., Series SUB-6X, 0.00%, 04/16/29	08/01/17	511	334	0.4
Danske Bank A/S, 7.00%, callable at 100 beginning 06/26/25	10/04/18	191	188	0.2
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21	03/04/19	84	93	0.1
DP World Ltd., 2.38%, 09/25/26	11/02/18	160	163	0.2
Dryden LVI Euro CLO BV, Series 2017-E-56X, 4.72%, 01/15/32	11/03/17	119	108	0.1
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	110	116	0.1
Egypt Government International Bond, 4.75%, 04/16/26	11/02/18	108	111	0.1
Electricite de France SA, 5.00%, callable at 100 beginning 01/22/26	01/16/14	118	118	0.1
Engie SA, 2.38%, 05/19/26	12/10/18	(124)	(127)	(0.1)
Engie SA, 1.38%, 06/22/28	12/10/18	(114)	(119)	(0.1)
Enquest Plc, 7.00%, 04/15/22	03/13/19	79	82	0.1
European Topsoho SARL, 4.00%, 09/21/21	09/17/18	116	110	0.1
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	02/27/19	236	236	0.3
Gestamp Automocion SA, 3.25%, 04/30/26	05/16/18	(233)	(219)	(0.3)
Halcyon Loan Advisors Funding Ltd., Series 2018-B1-1X, 1.48%, 10/18/31	06/18/18	232	221	0.3
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 06/23/19	01/21/14	330	333	0.4
Heathrow Funding Ltd., 1.88%, 03/14/34	03/06/19	111	112	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	234	237	0.3
Intesa Sanpaolo SpA, 7.75%, callable at 100 beginning 01/11/27	01/06/17	258	242	0.3
Intuit Inc., 2.88%, 11/01/22	01/07/19	107	110	0.1
ISS Global A/S, 1.50%, 08/31/27	08/21/18	(113)	(113)	(0.1)
Kazakhstan Government International Bond, 1.55%, 11/09/23	11/06/18	131	133	0.2
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	210	199	0.2
Lincoln Financing SARL, 3.63%, 04/01/24	03/28/19	183	184	0.2
Matterhorn Telecom Holding SA, 4.88%, 05/01/23	03/15/19	(113)	(114)	(0.1)
Matterhorn Telecom SA, 4.00%, 11/15/27	11/15/17	210	216	0.3
Mulhacen Pte Ltd., 8.50%, 08/01/23	08/02/18	193	190	0.2
NN Group NV, 4.63%, 01/13/48	05/31/18	(125)	(122)	(0.1)
OCP Euro CLO DAC, Series 2017-E-2X, 5.00%, 01/15/32	11/07/17	114	107	0.1
OCP Euro CLO DAC, Series 2017-F-2X, 6.40%, 01/15/32	11/07/17	108	98	0.1
Ozlme II DAC, Series E-2X, 4.90%, 10/15/30	08/04/17	115	105	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 2.97%, 01/15/39	01/15/14	412	424	0.5
Petroleos de Venezuela SA, 0.00%, 11/15/26	10/24/14	89	32	—
Petroleos de Venezuela SA, 0.00%, 05/17/35	11/17/17	16	13	—
Platin 1426 GmbH, 5.38%, 06/15/23	12/08/17	160	148	0.2
Promontoria Holding 264 BV, 6.75%, 08/15/23	01/25/19	(111)	(114)	(0.1)
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/19/18	114	113	0.1
Refinitiv US Holdings Inc., 6.88%, 11/15/26	09/19/18	114	110	0.1
Republic of Belarus International Bond, 6.88%, 02/28/23	11/01/17	210	210	0.3
Rockford Tower Europe CLO DAC, Series 2018-A1-1X, 1.03%, 12/20/31	10/26/18	398	391	0.5
Rossini SARL, 6.75%, 10/30/25	10/15/18	259	265	0.3
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	204	204	0.2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities (continued)

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Schaeffler Finance BV, 3.25%, 05/15/25	03/12/19	(116)	(117)	(0.1)
Schaeffler Verwaltung Zwei GmbH, 4.50%, 09/15/26	09/12/16	112	114	0.1
Shop Direct Funding Plc, 7.75%, 11/15/22	10/30/17	182	175	0.2
SoftBank Group Corp., 5.00%, 04/15/28	04/26/18	238	239	0.3
Starfruit Finco BV, 6.50%, 10/01/26	03/25/19	(114)	(113)	(0.1)
Takeda Pharmaceutical Co. Ltd., 0.79%, 11/21/22	11/16/18	255	256	0.3
TDF Infrastructure SAS, 2.50%, 04/07/26	07/10/17	348	343	0.4
Telecom Italia SpA, 1.13%, 03/26/22	01/30/17	425	437	0.5
Telefonica Emisiones SAU, 2.93%, 10/17/29	08/10/18	(125)	(129)	(0.2)
Telefonica Europe BV, 4.38%, callable at 100 beginning 03/14/25	03/06/19	339	345	0.4
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28	01/30/19	(228)	(227)	(0.3)
Tesco Plc, 5.13%, 04/10/47	07/25/18	147	139	0.2
ThyssenKrupp AG, 2.88%, 02/22/24	02/19/19	122	122	0.1
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/07/16	477	485	0.6
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/15	280	279	0.3
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	102	99	0.1
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	309	0.4
UniCredit SpA, 4.88%, 02/20/29	03/29/19	230	229	0.3
Unione di Banche Italiane SpA, 5.88%, 03/04/29	02/26/19	227	227	0.3
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	366	353	0.4
UPC Holding BV, 3.88%, 06/15/29	02/06/18	112	114	0.1
UPCB Finance VII Ltd., 3.63%, 06/15/29	06/16/17	117	116	0.1
Valeo SA, 3.25%, 01/22/24	01/25/19	(122)	(123)	(0.1)
Vodafone Group Plc, 0.00%, 11/26/20	05/01/17	140	126	0.2
Vodafone Group Plc, 4.20%, 10/03/78	09/27/18	108	109	0.1
Vodafone Group Plc, 6.25%, 10/03/78	09/27/18	197	198	0.2
Voya CLO Ltd., Series SUB-1X, 0.00%, 10/15/30	03/27/18	145	121	0.1

		17,939	13,976	16.6

JNL/BlackRock Global Long Short Credit Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	June 2019		142	1	(1)
U.S. Treasury Note, 10-Year	3	June 2019		367	(1)	5

					—	4

Short Contracts
Euro-Bobl	(4)	June 2019	EUR	(528)	—	(5)
Euro-Bund	(4)	June 2019	EUR	(658)	—	(8)
Euro-Schatz	(1)	June 2019	EUR	(112)	—	—
U.S. Treasury Note, 5-Year	(2)	June 2019		(229)	—	(2)

					—	(15)

JNL/BlackRock Global Long Short Credit Fund — Centrally Cleared Interest Rate Swap Agreements

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)			Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.89	(S	)	09/11/19	290	—	1
3M LIBOR (Q)	Receiving	1.78	(S	)	12/23/19	340	—	2
3M LIBOR (Q)	Receiving	1.67	(S	)	02/13/20	80	—	1
3M LIBOR (Q)	Receiving	1.69	(S	)	02/20/20	250	—	2
3M LIBOR (Q)	Receiving	1.65	(S	)	04/20/20	800	—	8
3M LIBOR (Q)	Receiving	1.69	(S	)	05/29/20	480	—	5
3M LIBOR (Q)	Receiving	1.54	(S	)	11/04/20	720	1	10
3M LIBOR (Q)	Receiving	3.09	(S	)	11/16/21	120	—	(2)
3M LIBOR (Q)	Receiving	1.91	(S	)	02/13/22	130	—	2
3M LIBOR (Q)	Receiving	1.80	(S	)	04/02/22	180	—	3
3M LIBOR (Q)	Receiving	1.86	(S	)	04/20/22	250	—	3
3M LIBOR (Q)	Receiving	3.15	(S	)	11/16/23	900	2	(34)
3M LIBOR (Q)	Receiving	1.92	(S	)	01/22/25	300	1	6
3M LIBOR (Q)	Receiving	2.01	(S	)	10/23/25	680	1	13
3M LIBOR (Q)	Receiving	2.20	(S	)	04/20/27	110	—	1
3M LIBOR (Q)	Receiving	2.20	(S	)	04/20/27	120	—	1
3M LIBOR (Q)	Receiving	2.66	(S	)	02/28/29	1,530	3	(32)
3M LIBOR (Q)	Receiving	2.83	(S	)	02/28/49	710	2	(34)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — Centrally Cleared Interest Rate Swap Agreements (continued)

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	1.44 (S)	01/22/20	240	—	(2)

					10	(46)

JNL/BlackRock Global Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements

Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31 (Q)	5.00	12/20/23	441	(29)	(1)	(1)
CDX.NA.IG.31 (Q)	1.00	12/20/23	1,955	(38)	(2)	(2)
iTraxx Europe Crossover Series 31 (Q)	5.00	06/20/24	880	(108)	(5)	1

				(175)	(8)	(2)

Credit default swap agreements - sell protection[4]
CDX.NA.IG.32 (Q)	1.00	06/20/24	(2,175)	39	4	5
iTraxx Europe Subordinated Series 30 (Q)	1.00	12/20/23	(170)	(4)	1	9

				35	5	14

JNL/BlackRock Global Long Short Credit Fund — Exchange Traded Futures Options

Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	10	EUR	164.50	05/24/19	—	(3)

JNL/BlackRock Global Long Short Credit Fund — Exchange Traded Purchased Options

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
CBOE Volatility Index	Call		23.00	04/17/19	20	1
CBOE Volatility Index	Call		20.00	04/17/19	10	—
Euro Stoxx 50	Call	EUR	3,375.00	04/18/19	49	14
Euro Stoxx 50	Call	EUR	3,450.00	05/17/19	49	6
S&P 500 Index	Put		2,800.00	04/18/19	5	9
S&P 500 Index	Put		2,825.00	04/18/19	5	13
S&P 500 Index	Put		2,775.00	04/18/19	3	4
S&P 500 Index	Put		2,620.00	04/18/19	5	1
S&P 500 Index	Put		2,650.00	04/18/19	5	1
S&P 500 Index	Put		2,775.00	05/17/19	5	16

						65

Options on Securities
Advanced Micro Devices Inc.	Put		15.00	04/18/19	25	—
Air Lease Corp.	Call		45.00	05/17/19	45	—
Bausch Health Cos. Inc.	Put		20.00	04/18/19	15	—
Bausch Health Cos. Inc.	Put		17.00	04/18/19	40	—
Bausch Health Cos. Inc.	Put		21.00	05/17/19	15	1
Casino Guichard Perrachon SA	Put	EUR	40.00	04/18/19	58	17
Caterpillar Inc.	Put		120.00	05/17/19	10	1
Chesapeake Energy Corp.	Put		1.50	04/18/19	70	—
CommScope Holding Co. Inc.	Put		19.00	05/17/19	10	—
CommScope Holding Co. Inc.	Put		18.00	05/17/19	5	—
CommScope Holding Co. Inc.	Put		17.00	05/17/19	15	—
Communication Services Select Sector SPDR Fund	Call		49.00	06/21/19	15	1
Discovery Inc. Series C	Put		25.00	05/17/19	15	1
Energy Select Sector SPDR Fund	Call		69.00	04/18/19	20	—
First Quantum Minerals Ltd.	Put	CAD	12.00	04/18/19	20	—
First Quantum Minerals Ltd.	Put	CAD	10.00	04/18/19	55	—
First Quantum Minerals Ltd.	Put	CAD	10.00	07/19/19	10	—
Ford Motor Co.	Put		8.00	04/18/19	100	—
Ford Motor Co.	Put		8.00	06/21/19	25	—
Freeport-McMoRan Inc.	Call		13.00	04/18/19	80	3
Freeport-McMoRan Inc.	Call		14.00	05/17/19	65	3
Freeport-McMoRan Inc.	Call		15.00	06/21/19	70	3
Intelsat SA	Call		25.00	05/17/19	25	1
Intelsat SA	Call		30.00	06/21/19	30	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — Exchange Traded Purchased Options (continued)

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Invesco QQQ Trust Series 1	Put	170.00	04/18/19	10	—
Invesco Senior Loan ETF	Put	22.00	04/18/19	190	—
Invesco Senior Loan ETF	Put	22.00	07/19/19	145	3
Invesco Senior Loan ETF	Put	21.00	07/19/19	175	—
iShares 20+ Year Treasury Bond ETF	Put	114.00	05/17/19	25	—
iShares iBoxx High Yield Corporate Bond ETF	Call	87.00	04/18/19	20	—
iShares iBoxx High Yield Corporate Bond ETF	Put	84.00	04/18/19	385	2
iShares iBoxx High Yield Corporate Bond ETF	Put	85.00	04/18/19	120	1
iShares iBoxx High Yield Corporate Bond ETF	Put	77.00	04/18/19	10	—
iShares iBoxx High Yield Corporate Bond ETF	Put	83.00	04/18/19	15	—
iShares iBoxx High Yield Corporate Bond ETF	Put	85.00	05/17/19	65	2
iShares iBoxx High Yield Corporate Bond ETF	Put	84.00	05/17/19	20	1
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	113.00	05/17/19	30	—
iShares JP Morgan USD Emerging Markets Bond ETF	Put	104.00	04/18/19	15	—
iShares MSCI Europe Financials ETF	Put	17.00	04/18/19	20	—
iShares MSCI Europe Financials ETF	Put	16.00	04/18/19	35	—
iShares MSCI Europe Financials ETF	Put	15.00	07/19/19	15	—
iShares MSCI Europe Financials ETF	Put	16.00	07/19/19	15	—
iShares Russell 2000 ETF	Put	154.00	04/18/19	10	3
iShares Russell 2000 ETF	Put	150.00	04/26/19	10	2
iShares Transportation Average ETF	Put	180.00	04/18/19	10	1
iShares US Preferred Stock ETF	Put	33.00	04/18/19	40	—
iShares US Preferred Stock ETF	Put	32.00	07/19/19	15	—
Liberty Global Plc	Call	30.00	07/19/19	60	2
Lions Gate Entertainment Corp.	Call	22.50	06/21/19	65	—
Lions Gate Entertainment Corp.	Call	22.50	09/20/19	10	—
Lions Gate Entertainment Corp.	Call	20.00	09/20/19	30	3
NCR Corp.	Put	20.00	04/18/19	20	—
NCR Corp.	Put	25.00	05/17/19	10	1
NXP Semiconductors NV	Call	110.00	05/17/19	30	1
Realogy Holdings Corp.	Put	10.00	06/21/19	10	1
Simon Property Group Inc.	Put	170.00	04/18/19	30	1
Simon Property Group Inc.	Put	165.00	04/18/19	15	—
SPDR S&P 500 ETF Trust	Call	287.00	04/18/19	30	4
SPDR S&P 500 ETF Trust	Put	273.00	04/18/19	10	1
SPDR S&P 500 ETF Trust	Put	275.00	04/18/19	50	5
SPDR S&P 500 ETF Trust	Put	267.00	04/18/19	25	1
SPDR S&P 500 ETF Trust	Put	269.00	04/18/19	10	—
SPDR S&P 500 ETF Trust	Put	270.00	04/29/19	15	1
Sprint Corp.	Put	6.00	05/17/19	85	9
Sprint Corp.	Put	6.00	08/16/19	70	8
Technology Select Sector SPDR Fund	Call	76.00	05/17/19	40	4
Technology Select Sector SPDR Fund	Call	78.00	06/21/19	10	1
Teva Pharmaceutical Industries Ltd.	Put	13.00	06/21/19	15	—
VanEck Vectors Gold Miners ETF	Call	29.00	07/19/19	40	—
VanEck Vectors Semiconductor ETF	Put	98.00	04/18/19	10	—
VanEck Vectors Semiconductor ETF	Put	100.00	05/17/19	10	2
VanEck Vectors Semiconductor ETF	Put	95.00	06/21/19	10	1
Xerox Corp.	Call	34.00	07/19/19	25	3

					95

JNL/BlackRock Global Long Short Credit Fund — OTC Purchased Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions[10]
3M LIBOR, 12/20/23	GSC	Put		102.50	04/17/19		810,000	—
3M LIBOR, 12/20/23	MSC	Put		105.00	04/17/19		900,000	1
CDX.NA.HY.31, 12/20/23	JPM	Put		103.50	05/15/19		225,000	—
CDX.NA.HY.32, 06/20/24	BOA	Put		103.00	05/15/19		350,000	1
Markit iTraxx Europe Crossover Series 31, 06/20/24	CGM	Put		2.75	05/15/19	EUR	2,100,000	30

								32

Foreign Currency Options
Euro versus British Pound	JPM	Put	GBP	0.85	05/29/19	EUR	390,000	4

JNL/BlackRock Global Long Short Credit Fund — Exchange Traded Written Options

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Euro Stoxx 50	Call	EUR	3,400.00	04/18/19	49	(8)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — Exchange Traded Written Options (continued)

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
S&P 500 Index	Put	2,725.00	04/18/19	10	(6)
S&P 500 Index	Put	2,750.00	04/18/19	3	(3)
S&P 500 Index	Put	2,700.00	04/18/19	3	(1)
S&P 500 Index	Put	2,675.00	04/18/19	2	(1)
S&P 500 Index	Put	2,695.00	04/18/19	5	(2)
S&P 500 Index	Put	2,700.00	05/17/19	5	(9)

					(30)

Options on Securities
Caterpillar Inc.	Put	110.00	05/17/19	10	—
Intelsat SA	Call	31.00	05/17/19	25	—
Invesco QQQ Trust Series 1	Put	160.00	04/18/19	10	—
iShares iBoxx High Yield Corporate Bond ETF	Put	82.00	04/18/19	350	(1)
iShares iBoxx High Yield Corporate Bond ETF	Put	81.00	04/18/19	55	—
iShares iBoxx High Yield Corporate Bond ETF	Put	82.00	05/17/19	15	—
iShares Russell 2000 ETF	Put	140.00	04/18/19	10	—
iShares Russell 2000 ETF	Put	140.00	04/26/19	10	—
iShares Transportation Average ETF	Put	170.00	04/18/19	10	—
Liberty Global Plc	Call	35.00	07/19/19	60	—
Simon Property Group Inc.	Put	160.00	04/18/19	30	—
Simon Property Group Inc.	Put	155.00	04/18/19	15	—
SPDR S&P 500 ETF Trust	Put	260.00	04/18/19	20	—
SPDR S&P 500 ETF Trust	Put	263.00	04/18/19	10	—
SPDR S&P 500 ETF Trust	Put	265.00	04/18/19	10	—
SPDR S&P 500 ETF Trust	Put	245.00	04/18/19	25	—
SPDR S&P 500 ETF Trust	Put	235.00	04/18/19	20	—
SPDR S&P 500 ETF Trust	Put	259.00	04/18/19	10	—
SPDR S&P 500 ETF Trust	Put	260.00	04/29/19	15	—
VanEck Vectors Semiconductor ETF	Put	90.00	04/18/19	10	—
VanEck Vectors Semiconductor ETF	Put	90.00	05/17/19	10	—

					(1)

JNL/BlackRock Global Long Short Credit Fund — OTC Written Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions[10]
3M LIBOR, 12/20/23	GSC	Put	98.50	04/17/19		810,000	—
3M LIBOR, 12/20/23	MSC	Put	102.00	04/17/19		900,000	—
CDX.NA.HY.32, 06/20/24	BOA	Put	99.00	05/15/19		350,000	—
Markit iTraxx Europe Crossover Series 31, 06/20/24	CGM	Put	3.25	05/15/19	EUR	2,100,000	(13)

							(13)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BNP	04/04/19	EUR	9,042	10,142	(178)
EUR/USD	BOA	04/04/19	EUR	95	107	(2)
EUR/USD	CIT	04/04/19	EUR	3,000	3,365	(59)
EUR/USD	DUB	04/04/19	EUR	33,549	37,633	(242)
EUR/USD	JPM	04/04/19	EUR	2,100	2,356	(41)
EUR/USD	MSC	04/04/19	EUR	2,766	3,103	(55)
EUR/USD	BNP	05/02/19	EUR	9,042	10,166	(67)
EUR/USD	CIT	05/02/19	EUR	3,000	3,373	(24)
EUR/USD	JPM	05/02/19	EUR	2,100	2,361	(16)
EUR/USD	MSC	05/02/19	EUR	2,766	3,110	(21)
GBP/USD	BNP	04/04/19	GBP	1,000	1,301	(34)
GBP/USD	CIT	04/04/19	GBP	3,708	4,823	(81)
GBP/USD	MSC	04/04/19	GBP	1,257	1,635	(43)
GBP/USD	BNP	05/02/19	GBP	1,000	1,303	(21)
GBP/USD	MSC	05/02/19	GBP	1,267	1,651	(27)

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BNP	04/04/19	EUR	(9,042)	(10,142)	67
USD/EUR	CIT	04/04/19	EUR	(3,000)	(3,365)	24
USD/EUR	DUB	04/04/19	EUR	(33,549)	(37,633)	664
USD/EUR	JPM	04/04/19	EUR	(2,100)	(2,356)	16
USD/EUR	MSC	04/04/19	EUR	(2,766)	(3,103)	21
USD/EUR	DUB	05/02/19	EUR	(33,549)	(37,723)	243
USD/GBP	BNP	04/04/19	GBP	(1,000)	(1,301)	21
USD/GBP	BOA	04/04/19	GBP	(110)	(143)	3
USD/GBP	CIT	04/04/19	GBP	(3,708)	(4,823)	127
USD/GBP	MSC	04/04/19	GBP	(1,269)	(1,651)	27
USD/GBP	CIT	05/02/19	GBP	(3,708)	(4,830)	81

					(20,641)	383

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — OTC Credit Default Swap Agreements

Reference Entity[2]	Counter party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Altice France SA (Q)	CCI	N/A	5.00	06/20/24	112	(7)	(5)	(2)
Altice France SA (Q)	CCI	N/A	5.00	06/20/24	79	(5)	(3)	(2)
Altice France SA (Q)	CSI	N/A	5.00	06/20/24	34	(3)	(2)	(1)
Altice Luxembourg SA (Q)	BCL	N/A	5.00	12/20/23	45	—	6	(6)
Altice Luxembourg SA (Q)	BCL	N/A	5.00	12/20/23	112	—	11	(11)
Altice Luxembourg SA (Q)	CCI	N/A	5.00	12/20/23	101	—	9	(9)
ArcelorMittal SA (Q)	MSC	N/A	5.00	06/20/24	112	(18)	(17)	(1)
ARD Holdings SA (Q)	CCI	N/A	5.00	06/20/24	168	(22)	(23)	1
Arrow Electronics Inc. (Q)	BCL	N/A	1.00	12/20/23	200	(2)	1	(3)
BAT International Finance Plc (Q)	JPM	N/A	1.00	12/20/23	122	(1)	—	(1)
BAT International Finance Plc (Q)	JPM	N/A	1.00	12/20/23	80	(1)	—	(1)
BAT International Finance Plc (Q)	JPM	N/A	1.00	12/20/23	81	—	—	—
Baxter International Inc. (Q)	JPM	N/A	1.00	12/20/23	365	(11)	(10)	(1)
Bombardier Inc. (Q)	BCL	N/A	5.00	12/20/23	60	(4)	3	(7)
Bombardier Inc. (Q)	BCL	N/A	5.00	12/20/23	50	(3)	1	(4)
Bombardier Inc. (Q)	GSC	N/A	5.00	12/20/23	60	(4)	3	(7)
Bombardier Inc. (Q)	GSC	N/A	5.00	12/20/23	80	(5)	4	(9)
Bombardier Inc. (Q)	GSC	N/A	5.00	12/20/23	80	(5)	3	(8)
Bombardier Inc. (Q)	GSC	N/A	5.00	12/20/23	80	(5)	2	(7)
Boparan Finance Plc (Q)	CSI	N/A	5.00	06/20/20	67	7	4	3
Boston Scientific Corp. (Q)	JPM	N/A	1.00	06/20/20	1,250	(15)	(31)	16
Cable & Wireless International Finance NV (Q)	GSC	N/A	5.00	06/20/23	112	(17)	(19)	2
Cable & Wireless International Finance NV (Q)	GSC	N/A	5.00	12/20/23	56	(9)	(11)	2
Cable & Wireless International Finance NV (Q)	GSC	N/A	5.00	12/20/23	86	(14)	(16)	2
Cable & Wireless International Finance NV (Q)	JPM	N/A	5.00	12/20/23	56	(9)	(11)	2
Caterpillar Inc. (Q)	CCI	N/A	1.00	12/20/23	365	(10)	(9)	(1)
Caterpillar Inc. (Q)	CCI	N/A	1.00	12/20/23	200	(5)	(4)	(1)
Caterpillar Inc. (Q)	GSC	N/A	1.00	12/20/23	130	(4)	(2)	(2)
CBS Corp. (Q)	GSC	N/A	1.00	06/20/24	260	(3)	(2)	(1)
Chesapeake Energy Corp. (Q)	GSC	N/A	5.00	06/20/24	50	1	2	(1)
Danske Bank A/S (Q)	JPM	N/A	1.00	06/20/24	112	2	2	—
Dell Inc. (Q)	CCI	N/A	1.00	12/20/23	130	6	12	(6)
Dell Inc. (Q)	JPM	N/A	1.00	12/20/23	80	3	6	(3)
Deutsche Lufthansa AG (Q)	JPM	N/A	1.00	06/20/24	280	(6)	(6)	—
Elis SA (Q)	BNP	N/A	5.00	06/20/24	112	(22)	(21)	(1)
Elis SA (Q)	CCI	N/A	5.00	06/20/24	67	(13)	(12)	(1)
Ford Motor Co. (Q)	JPM	N/A	5.00	06/20/24	100	(11)	(11)	—
Frontier Communications Corp. (Q)	GSC	N/A	5.00	12/20/20	80	11	11	—
Frontier Communications Corp. (Q)	BCL	N/A	5.00	12/20/21	115	27	25	2
Frontier Communications Corp. (Q)	JPM	N/A	5.00	12/20/21	75	18	16	2
General Electric Co. (Q)	GSC	N/A	1.00	12/20/23	80	—	4	(4)
General Electric Co. (Q)	GSC	N/A	1.00	12/20/23	130	(1)	6	(7)
General Motors Co. (Q)	JPM	N/A	5.00	12/20/23	610	(98)	(87)	(11)
Hellinic Telecommunications Organization SA (Q)	GSC	N/A	5.00	06/20/24	224	(50)	(49)	(1)
Hess Corp. (Q)	BNP	N/A	1.00	06/20/24	260	2	5	(3)
Hess Corp. (Q)	GSC	N/A	1.00	06/20/24	655	6	9	(3)
HP Inc. (Q)	GSC	N/A	1.00	06/20/21	250	(4)	(6)	2
INEOS Group Holdings SA (Q)	BCL	N/A	5.00	12/20/23	123	(12)	(9)	(3)
INEOS Group Holdings SA (Q)	CCI	N/A	5.00	12/20/23	146	(13)	(9)	(4)
Intesa Sanpaolo SpA (Q)	JPM	N/A	1.00	06/20/24	280	30	32	(2)
Intrum AB (Q)	BCL	N/A	1.00	06/20/24	168	(4)	(3)	(1)
Intrum AB (Q)	BCL	N/A	5.00	06/20/24	44	(3)	(3)	—
Intrum AB (Q)	GSC	N/A	5.00	06/20/24	32	(2)	(2)	—
Intrum AB (Q)	GSC	N/A	5.00	06/20/24	51	(3)	(3)	—
Intrum AB (Q)	GSC	N/A	5.00	06/20/24	24	(1)	(1)	—
Jaguar Land Rover Automotive Plc (Q)	CSI	N/A	5.00	12/20/23	146	10	11	(1)
Kraft Heinz Foods Co. (Q)	BNP	N/A	1.00	06/20/24	9	—	—	—
Kraft Heinz Foods Co. (Q)	BNP	N/A	1.00	06/20/24	47	—	1	(1)
Ladbrokes Group Finance Plc (Q)	BNP	N/A	1.00	06/20/24	43	—	1	(1)
Leonardo SpA (Q)	CCI	N/A	5.00	06/20/24	112	(22)	(21)	(1)
Loews Corp. (Q)	CGM	N/A	1.00	06/20/21	850	(15)	(26)	11
Marks & Spencer Plc (Q)	BCL	N/A	1.00	12/20/23	311	12	8	4
Marks & Spencer Plc (Q)	BNP	N/A	1.00	12/20/23	56	2	3	(1)
Marks & Spencer Plc (Q)	CCI	N/A	1.00	12/20/23	179	7	6	1
Marks & Spencer Plc (Q)	MSC	N/A	1.00	06/20/24	140	7	6	1
Mattel Inc. (Q)	JPM	N/A	1.00	12/20/20	130	(1)	3	(4)
Mattel Inc. (Q)	JPM	N/A	1.00	12/20/20	130	(1)	2	(3)
Matterhorn Telecom SA (Q)	CSI	N/A	5.00	06/20/24	79	(11)	(6)	(5)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — OTC Credit Default Swap Agreements (continued)

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Next Plc (Q)	BCL	N/A	1.00	06/20/24	729	11	14	(3)
NXP Semiconductors NV (Q)	BNP	N/A	5.00	12/20/23	45	(8)	(10)	2
NXP Semiconductors NV (Q)	GSC	N/A	5.00	12/20/23	17	(2)	(3)	1
NXP Semiconductors NV (Q)	JPM	N/A	5.00	12/20/23	39	(6)	(8)	2
OI European Group BV (Q)	BNP	N/A	5.00	06/20/24	112	(19)	(18)	(1)
Peugeot SA (Q)	CCI	N/A	5.00	06/20/24	337	(63)	(61)	(2)
Rallye SA (Q)	CCI	N/A	5.00	12/20/23	67	20	20	—
Raytheon Co. (Q)	GSC	N/A	1.00	03/20/20	970	(9)	(39)	30
Raytheon Co. (Q)	GSC	N/A	1.00	03/20/20	968	(9)	(39)	30
Renault SA (Q)	JPM	N/A	1.00	06/20/24	168	1	2	(1)
Republic of Colombia (Q)	JPM	N/A	1.00	06/20/21	100	(1)	5	(6)
Rio Tinto Finance USA Ltd. (Q)	JPM	N/A	1.00	06/20/22	250	(5)	(1)	(4)
Simon Property Group Inc. (Q)	GSC	N/A	1.00	12/20/23	250	(5)	(2)	(3)
Smurfit Kappa Group Plc (Q)	CSI	N/A	5.00	06/20/23	112	(20)	(23)	3
Smurfit Kappa Group Plc (Q)	CSI	N/A	5.00	06/20/23	112	(20)	(22)	2
Smurfit Kappa Group Plc (Q)	GSC	N/A	5.00	06/20/23	112	(20)	(22)	2
Southwest Airlines Co. (Q)	CSI	N/A	1.00	12/20/19	580	(4)	(10)	6
Standard Chartered Plc (Q)	CCI	N/A	1.00	06/20/24	449	7	9	(2)
Staples Inc. (Q)	JPM	N/A	5.00	06/20/21	200	(16)	(6)	(10)
Staples Inc. (Q)	BCL	N/A	5.00	12/20/22	302	(18)	13	(31)
Staples Inc. (Q)	JPM	N/A	5.00	12/20/23	80	(1)	3	(4)
Sunrise Communications Holdings SA (Q)	CCI	N/A	5.00	12/20/23	79	(15)	(17)	2
Synlab Unsecured Bondco Plc (Q)	GSC	N/A	5.00	12/20/23	79	(12)	(13)	1
TDC A/S (Q)	CSI	N/A	1.00	06/20/24	71	2	2	—
TDC A/S (Q)	CSI	N/A	1.00	06/20/24	101	3	3	—
Telia Co. AB (Q)	BCL	N/A	1.00	06/20/24	336	(11)	(10)	(1)
Tesco Plc (Q)	MSC	N/A	1.00	06/20/24	527	9	7	2
Thomas Cook Group Plc (Q)	BOA	N/A	5.00	06/20/20	146	13	(10)	23
Unicredit SpA (Q)	CCI	N/A	1.00	06/20/24	348	42	42	—
United Mexican States (Q)	CSI	N/A	1.00	06/20/21	170	(1)	5	(6)
Unitymedia Hessen Gmbh & Co. (Q)	CSI	N/A	5.00	12/20/22	112	(19)	(22)	3
Unitymedia Hessen Gmbh & Co. (Q)	CSI	N/A	5.00	06/20/23	90	(17)	(21)	4
UPC Holding BV (Q)	CCI	N/A	5.00	06/20/23	79	(15)	(13)	(2)
UPC Holding BV (Q)	CSI	N/A	5.00	06/20/23	112	(20)	(18)	(2)
UPC Holding BV (Q)	GSC	N/A	5.00	06/20/23	56	(10)	(9)	(1)
UPC Holding BV (Q)	CCI	N/A	5.00	12/20/23	11	(3)	(2)	(1)
UPC Holding BV (Q)	CSI	N/A	5.00	12/20/23	35	(6)	(6)	—
UPC Holding BV (Q)	CSI	N/A	5.00	12/20/23	112	(21)	(19)	(2)
UPC Holding BV (Q)	CCI	N/A	5.00	06/20/24	67	(14)	(13)	(1)
UPC Holding BV (Q)	CCI	N/A	5.00	06/20/24	112	(23)	(22)	(1)
Wind Tre SpA (Q)	CSI	N/A	5.00	12/20/20	224	(16)	(14)	(2)
Xerox Corp. (Q)	BNP	N/A	1.00	12/20/23	250	13	13	—
Xerox Corp. (Q)	BOA	N/A	1.00	12/20/23	125	6	9	(3)
Xerox Corp. (Q)	BOA	N/A	1.00	12/20/23	130	6	10	(4)
Xerox Corp. (Q)	JPM	N/A	1.00	12/20/23	80	4	6	(2)

					20,564	(616)	(532)	(84)

Credit default swap agreements - sell protection[4]
Advanced Micro Devices Inc. (Q)	BCL	0.79	5.00	06/20/23	(120)	20	15	5
Advanced Micro Devices Inc. (Q)	GSC	0.96	5.00	12/20/23	(120)	22	20	2
Advanced Micro Devices Inc. (Q)	JPM	0.96	5.00	12/20/23	(120)	22	21	1
Altria Group Inc. (Q)	JPM	0.62	1.00	12/20/23	(68)	2	1	1
Altria Group Inc. (Q)	JPM	0.62	1.00	12/20/23	(68)	1	1	—
Altria Group Inc. (Q)	JPM	0.62	1.00	12/20/23	(100)	2	1	1
Anadarko Petroleum Corp. (Q)	BNP	1.14	1.00	06/20/24	(260)	(1)	(4)	3
Boeing Co. (Q)	BNP	0.45	1.00	12/20/23	(103)	2	2	—
Boparan Finance Plc (Q)	CCI	16.21	5.00	06/20/23	(112)	(32)	(8)	(24)
Boparan Finance Plc (Q)	CSI	16.21	5.00	06/20/23	(90)	(26)	(7)	(19)
Casino Guichard Perrachon SA (Q)	BCL	4.45	1.00	06/20/23	(10)	(1)	(1)	—
Casino Guichard Perrachon SA (Q)	BNP	4.45	1.00	06/20/23	(78)	(11)	(11)	—
Casino Guichard Perrachon SA (Q)	BNP	4.45	1.00	06/20/23	(69)	(9)	(6)	(3)
Casino Guichard Perrachon SA (Q)	BNP	4.45	1.00	06/20/23	(20)	(3)	(3)	—
Casino Guichard Perrachon SA (Q)	CCI	4.45	1.00	06/20/23	(112)	(15)	(15)	—
Casino Guichard Perrachon SA (Q)	CCI	4.45	1.00	06/20/23	(68)	(9)	(8)	(1)
Casino Guichard Perrachon SA (Q)	GSC	4.45	1.00	06/20/23	(69)	(9)	(6)	(3)
Casino Guichard Perrachon SA (Q)	JPM	4.45	1.00	06/20/23	(78)	(10)	(13)	3
Casino Guichard Perrachon SA (Q)	JPM	4.45	1.00	06/20/23	(33)	(4)	(4)	—
Casino Guichard Perrachon SA (Q)	JPM	4.45	1.00	06/20/23	(56)	(7)	(7)	—
Casino Guichard Perrachon SA (Q)	JPM	4.45	1.00	06/20/23	(69)	(9)	(6)	(3)
Casino Guichard Perrachon SA (Q)	MSC	4.45	1.00	06/20/23	(67)	(9)	(9)	—
CMA CGM SA (Q)	GSC	7.61	5.00	12/20/23	(56)	(6)	(5)	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — OTC Credit Default Swap Agreements (continued)

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMA CGM SA (Q)	JPM	7.61	5.00	12/20/23	(135)	(13)	(9)	(4)
Ford Motor Co. (Q)	JPM	2.22	5.00	12/20/23	(105)	12	11	1
Ford Motor Co. (Q)	JPM	2.22	5.00	12/20/23	(87)	11	11	—
Ford Motor Co. (Q)	JPM	2.22	5.00	12/20/23	(71)	9	9	—
Ford Motor Co. (Q)	JPM	2.22	5.00	12/20/23	(36)	4	4	—
Garfunkelux Holdco 2 SA (Q)	CSI	7.55	5.00	06/20/23	(84)	(7)	—	(7)
Garfunkelux Holdco 2 SA (Q)	MSC	7.55	5.00	06/20/23	(78)	(7)	(1)	(6)
General Motors Co. (Q)	JPM	0.74	5.00	12/20/21	(440)	51	49	2
General Motors Co. (Q)	JPM	1.37	5.00	12/20/23	(107)	17	17	—
General Motors Co. (Q)	JPM	1.37	5.00	12/20/23	(53)	8	8	—
General Motors Co. (Q)	JPM	1.37	5.00	12/20/23	(53)	8	8	—
HCA Inc. (Q)	CCI	1.39	5.00	06/20/24	(100)	18	18	—
Monitchem HoldCo 3 SA (Q)	JPM	4.05	5.00	12/20/23	(72)	4	2	2
Monitchem HoldCo 3 SA (Q)	JPM	4.05	5.00	12/20/23	(40)	2	1	1
Sprint Communications (Q)	CCI	3.67	5.00	06/20/24	(50)	3	4	(1)
Sprint Communications (Q)	CCI	3.67	5.00	06/20/24	(50)	3	4	(1)
Sprint Communications (Q)	GSC	3.33	5.00	12/20/23	(130)	9	15	(6)
Sprint Communications (Q)	GSC	3.33	5.00	12/20/23	(80)	5	6	(1)
Tesco Plc (Q)	MSC	2.08	1.00	12/20/28	(527)	(49)	(47)	(2)
Thomas Cook Group Plc (Q)	BCL	12.47	5.00	06/20/23	(34)	(7)	4	(11)
Thomas Cook Group Plc (Q)	CCI	12.47	5.00	06/20/23	(107)	(23)	12	(35)
Thomas Cook Group Plc (Q)	GSC	12.47	5.00	06/20/23	(45)	(10)	5	(15)
Unicredit SpA (Q)	BNP	1.38	1.00	12/20/23	(126)	(3)	(5)	2
Unicredit SpA (Q)	CCI	1.38	1.00	12/20/23	(112)	(2)	(6)	4
Unicredit SpA (Q)	CCI	1.38	1.00	12/20/23	(22)	(1)	(1)	—
Virgin Media Finance Plc (Q)	CSI	2.24	5.00	06/20/25	(146)	24	23	1
Virgin Media Finance Plc (Q)	CSI	2.49	5.00	06/20/26	(70)	11	11	—
Ziggo Bond Co. BV (Q)	CCI	2.79	5.00	12/20/26	(112)	17	13	4

					(5,018)	4	114	(110)

JNL/BlackRock Global Long Short Credit Fund — OTC Contracts for Difference

Reference Entity[2]	Counter- party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Altice NV (E)	BOA	1W EURIBOR +0.30% (E)	TBD	32,461	EUR	67	10
Aroundtown Property Holdings Plc (E)	BOA	1W EURIBOR +0.30% (M)	TBD	6,815	EUR	51	(1)
Banco de Sabadell SA (E)	BOA	1W EURIBOR +0.30% (M)	TBD	37,686	EUR	37	(4)
Barclays Plc (E)	BOA	1W LIBOR -0.25% (M)	TBD	(23,757)	GBP	(39)	2
BNP Paribas (E)	BOA	1W EURIBOR +0.30% (M)	TBD	2,426	EUR	107	(5)
Caixabank SA (E)	BOA	1W EURIBOR +0.30% (M)	TBD	10,965	EUR	32	(2)
Caterpillar Inc. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(225)		(29)	(1)
Constellium NV (E)	BOA	1W LIBOR +0.20% (M)	TBD	4,153		38	(5)
Credit Agricole SA (E)	BOA	1W EURIBOR +0.30% (M)	TBD	3,032	EUR	33	(1)
Discovery Communications Inc. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(750)		(20)	—
Erste Group Bank AG (E)	BOA	1W EURIBOR +0.30% (M)	TBD	841	EUR	28	—
Eurobank Ergasias SA (E)	BOA	1W EURIBOR +1.00% (M)	TBD	29,827	EUR	20	2
Europcar Groupe SA (E)	BOA	1W EURIBOR +0.30% (M)	TBD	7,149	EUR	54	(3)
First Quantum Minerals Ltd. (E)	BOA	Canada 1M Bankers’ Acceptances Rate +0.00% (M)	TBD	(3,720)	CAD	(54)	(2)
Ford Motor Co. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(2,750)		(23)	(1)
Groupe Casino (E)	BOA	1W EURIBOR -5.50% (M)	TBD	(1,825)	EUR	(75)	5
Invesco Senior Loan ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(9,475)		(215)	—
iShares iBoxx USD High Yield Corporate Bond ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(2,565)		(220)	(2)
iShares MSCI Europe Financials ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(1,775)		(33)	1
iShares Russell 2000 ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(1,035)		(159)	1
iShares Transportation Average ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(265)		(49)	(1)
Liberty Global Plc (E)	BOA	1W LIBOR +0.20% (M)	TBD	4,271		111	(5)
National Bank of Greece SA (E)	BOA	1W EURIBOR +1.00% (M)	TBD	8,389	EUR	14	(1)
NCR Corp. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(270)		(8)	—
PowerShares QQQ Trust Series 1 (E)	BOA	1W LIBOR +0.00% (M)	TBD	(405)		(72)	(1)
Simon Property Group Inc. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(265)		(47)	(2)
Smurfit Kappa Group Plc (E)	BOA	1W EURIBOR +0.30% (M)	TBD	3,390	EUR	86	(2)
SPDR S&P 500 ETF Trust (E)	BOA	1W LIBOR +0.00% (M)	TBD	(275)		(77)	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Long Short Credit Fund — OTC Contracts for Difference (continued)

Reference Entity[2]	Counter- party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
SPDR S&P Oil & Gas Exploration & Production ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(2,841)		(85)	(3)
Sprint Corp. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(4,450)		(28)	3
Tele Columbus AG (E)	BOA	1W EURIBOR +0.30% (M)	TBD	19,232	EUR	35	(4)
Telecom Italia SPA (E)	BOA	1W EURIBOR +0.30% (M)	TBD	140,594	EUR	75	3
Tullow Oil Plc (E)	BOA	1W LIBOR -0.25% (M)	TBD	(51,330)	GBP	(120)	(5)
Valeant Pharmaceuticals International Inc. (E)	BOA	1W LIBOR +0.00% (M)	TBD	(4,905)		(118)	(3)
VanEck Vectors Semiconductor ETF (E)	BOA	1W LIBOR +0.00% (M)	TBD	(225)		(23)	—

							(28)

JNL/BlackRock Global Long Short Credit Fund — OTC Total Return Swap Agreements

Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter- party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INVESTMENT COMPANIES
iBoxx EUR Liquid High Yield (E)	3M EURIBOR +0.00% (Q)	BOA	06/20/19	EUR	(380)	—	(3)
iBoxx EUR Liquid High Yield (E)	3M EURIBOR +0.00% (Q)	JPM	06/20/19	EUR	(1,240)	(1)	(11)
Markit iBoxx EUR Contingent Convertible Liquid
Developed Market AT1 (E)	3M EURIBOR +0.00% (Q)	JPM	06/20/19	EUR	(200)	—	(1)

						(1)	(15)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Communication Services 4.4%
Alaska Communications Systems Group Inc. (a)	2	4
AMC Entertainment Holdings Inc. - Class A	3	39
AMC Networks Inc. - Class A (a)	3	160
ATN International Inc.	1	65
Boingo Wireless Inc. (a)	3	69
Cable One Inc.	—	95
Care.com Inc. (a)	2	49
Cars.com Inc. (a)	3	61
Central European Media Entertainment Ltd. - Class A (a)	12	46
Cincinnati Bell Inc. (a)	4	36
Cinemark Holdings Inc.	—	13
Clear Channel Outdoor Holdings Inc. - Class A (a)	2	13
Cogent Communications Group Inc.	3	157
comScore Inc. (a)	3	70
Consolidated Communications Holdings Inc.	6	60
Daily Journal Corp. (a)	—	10
eGain Corp. (a)	2	25
Emerald Expositions Events Inc.	2	30
Entercom Communications Corp. - Class A	8	42
Entravision Communications Corp. - Class A	4	12
EW Scripps Co. - Class A	4	87
Fluent Inc. (a)	3	17
Frontier Communications Corp. (a)	1	3
Gannett Co. Inc.	7	77
GCI Liberty Inc. - Class A (a)	1	35
Glu Mobile Inc. (a)	7	81
Gray Television Inc. (a)	6	131
GTT Communications Inc. (a)	2	65
Hemisphere Media Group Inc. - Class A (a)	2	24
IDT Corp. - Class B	2	10
IMAX Corp. (a)	4	80
Intelsat SA (a)	8	117
Iridium Communications Inc. (a)	8	202
John Wiley & Sons Inc. - Class A	3	137
Lee Enterprises Inc. (a)	3	11
Liberty Braves Group - Class A (a)	1	19
Liberty Braves Group - Class C (a)	1	40
Liberty Latin America Ltd. - Class A (a)	3	51
Liberty Latin America Ltd. - Class C (a)	7	128
Liberty TripAdvisor Holdings Inc. - Class A (a)	6	92
Lions Gate Entertainment Corp. - Class A	4	63
Lions Gate Entertainment Corp. - Class B	5	81
Loral Space & Communications Inc. (a)	1	30
Marchex Inc. - Class B (a)	2	10
Marcus Corp.	1	56
Meet Group Inc. (a)	9	47
Meredith Corp.	2	132
MSG Networks Inc. - Class A (a)	4	88
National CineMedia Inc.	6	39
New Media Investment Group Inc.	4	39
New York Times Co. - Class A	6	207
NexStar Media Group Inc. - Class A	2	239
ORBCOMM Inc. (a)	6	43
pdvWireless Inc. (a)	1	43
QuinStreet Inc. (a)	3	43
Reading International Inc. - Class A (a)	1	23
Rosetta Stone Inc. (a)	—	9
Saga Communications Inc. - Class A	—	9
Scholastic Corp.	2	78
Shenandoah Telecommunications Co.	3	129
Sinclair Broadcast Group Inc. - Class A	4	162
Spok Holdings Inc.	1	14
TechTarget Inc. (a)	2	28
Tegna Inc.	13	187
Telephone & Data Systems Inc.	7	207
Townsquare Media Inc. - Class A	1	7
Travelzoo Inc. (a)	1	19
Tribune Media Co. - Class A	3	142
Tribune Publishing Co. (a)	3	31
TrueCar Inc. (a)	4	26

	Shares/Par[1]	Value ($)
Tucows Inc. (a)	1	47
US Cellular Corp. (a)	2	108
Vonage Holdings Corp. (a)	14	137
Yelp Inc. - Class A (a)	5	171
Zedge Inc. - Class B (a)	1	2
Zynga Inc. - Class A (a)	46	243

		5,402
Consumer Discretionary 14.3%
1-800-Flowers.com Inc. - Class A (a)	4	73
Aaron’s Inc.	4	220
Abercrombie & Fitch Co. - Class A	4	118
Acushnet Holdings Corp.	4	103
Adient Plc	3	39
Adtalem Global Education Inc. (a)	4	164
American Axle & Manufacturing Holdings Inc. (a)	6	91
American Eagle Outfitters Inc.	11	239
American Outdoor Brands Corp. (a)	4	39
American Public Education Inc. (a)	2	61
America’s Car-Mart Inc. (a)	1	49
Ark Restaurants Corp.	1	11
Asbury Automotive Group Inc. (a)	1	81
Ascena Retail Group Inc. (a)	11	12
At Home Group Inc. (a)	3	48
AutoNation Inc. (a)	5	164
Barnes & Noble Education Inc. (a)	4	18
Barnes & Noble Inc.	6	34
Bassett Furniture Industries Inc.	1	14
BBX Capital Corp. - Class A	5	27
Bed Bath & Beyond Inc.	8	132
Belmond Ltd. - Class A (a)	4	111
Big 5 Sporting Goods Corp.	3	9
Big Lots Inc.	3	99
Biglari Holdings Inc. - Class A (a)	—	7
Biglari Holdings Inc. - Class B (a)	—	24
BJ’s Restaurants Inc.	1	71
Bloomin’ Brands Inc.	6	120
Boot Barn Holdings Inc. (a)	2	71
Bridgepoint Education Inc. (a)	2	15
Brinker International Inc.	2	94
Brunswick Corp.	—	24
Build-A-Bear Workshop Inc. (a)	1	8
Caleres Inc.	2	56
Callaway Golf Co.	4	66
Camping World Holdings Inc. - Class A	1	15
Career Education Corp. (a)	5	78
Carriage Services Inc.	2	38
Carrol’s Restaurant Group Inc. (a)	2	22
Carter’s Inc.	1	72
Cato Corp. - Class A	—	7
Cavco Industries Inc. (a)	—	49
Century Casinos Inc. (a)	1	12
Century Communities Inc. (a)	1	33
Cheesecake Factory Inc.	3	140
Chegg Inc. (a)	1	40
Chico’s FAS Inc.	8	35
Childrens Place Retail Stores Inc.	1	88
Choice Hotels International Inc.	2	143
Churchill Downs Inc.	2	154
Chuy’s Holdings Inc. (a)	1	25
Citi Trends Inc.	1	16
Collectors Universe Inc.	1	11
Conn’s Inc. (a)	2	52
Container Store Group Inc. (a)	1	6
Cooper Tire & Rubber Co.	3	97
Cooper-Standard Holding Inc. (a)	1	41
Core-Mark Holding Co. Inc.	3	99
Cracker Barrel Old Country Store Inc.	1	235
Crocs Inc. (a)	5	128
CSS Industries Inc.	1	7
Culp Inc.	1	25
Dana Holding Corp.	8	145
Dave & Buster’s Entertainment Inc.	2	110
Deckers Outdoor Corp. (a)	2	259
Del Frisco’s Restaurant Group Inc. (a)	2	11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Del Taco Restaurants Inc. (a)	3	26
Delphi Technologies Plc	4	70
Delta Apparel Inc. (a)	1	22
Denny’s Corp. (a)	5	86
Destination XL Group Inc. (a)	6	15
Dick’s Sporting Goods Inc.	5	170
Dillard’s Inc. - Class A	1	86
Dine Brands Global Inc.	1	89
Dixie Group Inc. - Class A (a)	1	1
Dorman Products Inc. (a)	2	170
DSW Inc. - Class A	4	93
Duluth Holdings Inc. - Class B (a)	1	29
El Pollo Loco Holdings Inc. (a)	3	35
Eldorado Resorts Inc. (a)	3	150
Escalade Inc.	2	24
Ethan Allen Interiors Inc.	2	35
Express Inc. (a)	6	25
Extended Stay America Inc. - Class B	12	218
Fiesta Restaurant Group Inc. (a)	1	19
Flexsteel Industries Inc.	1	12
Floor & Decor Holdings Inc. (a)	6	253
Fossil Group Inc. (a)	3	34
Fox Factory Holding Corp. (a)	2	160
Francesca’s Holdings Corp. (a)	3	2
Frontdoor Inc. (a)	5	171
FTD Cos. Inc. (a)	1	—
Gaia Inc. - Class A (a)	1	7
Garrett Motion Inc. (a)	4	61
Genesco Inc. (a)	1	43
Gentherm Inc. (a)	2	88
G-III Apparel Group Ltd. (a)	3	117
Goodyear Tire & Rubber Co.	11	191
Graham Holdings Co.	—	173
Green Brick Partners Inc. (a)	4	33
Group 1 Automotive Inc.	1	79
Groupon Inc. - Class A (a)	32	115
Guess Inc.	5	91
Habit Restaurants Inc. - Class A (a)	1	14
Hamilton Beach Brands Holding Co.	1	17
Haverty Furniture Cos. Inc.	1	31
Helen of Troy Ltd. (a)	2	176
Hibbett Sports Inc. (a)	2	36
Hilton Grand Vacations Inc. (a)	6	183
Hooker Furniture Corp.	1	23
Horizon Global Corp. (a)	1	2
Houghton Mifflin Harcourt Co. (a)	6	44
Installed Building Products Inc. (a)	2	89
International Game Technology Plc	11	148
iRobot Corp. (a)	2	196
J Alexander’s Holdings Inc. (a)	1	14
J.Jill Inc.	2	14
Jack in the Box Inc.	2	137
Johnson Outdoors Inc. - Class A	1	58
K12 Inc. (a)	2	73
KB Home	4	89
Kirkland’s Inc. (a)	3	18
Lands’ End Inc. (a)	2	31
Laureate Education Inc. - Class A (a)	6	90
La-Z-Boy Inc.	3	93
LCI Industries	2	123
Leaf Group Ltd. (a)	4	33
LGI Homes Inc. (a)	—	11
Libbey Inc. (a)	2	6
Liberty Expedia Holdings Inc. - Class A (a)	3	133
Liberty Tax Inc. - Class A	1	11
Lifetime Brands Inc.	2	19
Lindblad Expeditions Holdings Inc. (a)	4	55
Liquidity Services Inc. (a)	2	15
Lithia Motors Inc. - Class A	1	113
Lumber Liquidators Holdings Inc. (a)	2	22
M/I Homes Inc. (a)	3	67
Malibu Boats Inc. - Class A (a)	1	46
Marine Products Corp.	2	29
MarineMax Inc. (a)	2	38
Marriott Vacations Worldwide Corp.	1	109

	Shares/Par[1]	Value ($)
MasterCraft Boat Holdings Inc. (a)	1	25
MDC Holdings Inc.	4	111
Meritage Homes Corp. (a)	4	190
Michaels Cos. Inc. (a)	9	108
Modine Manufacturing Co. (a)	4	60
Monarch Casino & Resort Inc. (a)	1	22
Monro Inc.	2	172
Motorcar Parts of America Inc. (a)	2	28
Movado Group Inc.	1	39
Murphy USA Inc. (a)	2	166
Nathan’s Famous Inc.	1	35
National Vision Holdings Inc. (a)	5	155
Nautilus Inc. (a)	2	13
New Home Co. Inc. (a)	2	8
Noodles & Co. - Class A (a)	3	18
Office Depot Inc.	38	137
Ollie’s Bargain Outlet Holdings Inc. (a)	1	89
Overstock.com Inc. (a)	1	10
Oxford Industries Inc.	1	75
Papa John’s International Inc.	1	53
Party City Holdco Inc. (a)	4	28
Penn National Gaming Inc. (a)	5	107
Penske Automotive Group Inc.	5	234
PetMed Express Inc.	2	40
Pico Holdings Inc. (a)	1	14
Pier 1 Imports Inc. (a)	6	5
Planet Fitness Inc. - Class A (a)	3	211
Playa Hotels & Resorts NV (a)	5	40
Potbelly Corp. (a)	2	17
Quotient Technology Inc. (a)	5	52
RCI Hospitality Holdings Inc.	1	23
Red Lion Hotels Corp. (a)	2	19
Red Robin Gourmet Burgers Inc. (a)	1	30
Red Rock Resorts Inc. - Class A	3	74
Regis Corp. (a)	2	44
Rent-A-Center Inc. (a)	2	42
RH (a)	1	114
RTW Retailwinds Inc. (a)	3	6
Ruth’s Hospitality Group Inc.	3	68
Sally Beauty Holdings Inc. (a)	8	138
Scientific Games Corp. - Class A (a)	6	121
SeaWorld Entertainment Inc. (a)	5	134
Sequential Brands Group Inc. (a)	2	2
Shake Shack Inc. - Class A (a)	2	102
Shiloh Industries Inc. (a)	2	13
Shoe Carnival Inc.	1	29
Shutterfly Inc. (a)	1	49
Shutterstock Inc.	2	108
Signet Jewelers Ltd.	3	72
Six Flags Entertainment Corp.	4	193
Skechers U.S.A. Inc. - Class A (a)	1	24
Skyline Corp.	2	44
Sleep Number Corp. (a)	2	106
Sonic Automotive Inc. - Class A	3	41
Sotheby’s (a)	3	110
Speedway Motorsports Inc.	3	48
Sportsman’s Warehouse Holdings Inc. (a)	6	30
Stamps.com Inc. (a)	1	69
Standard Motor Products Inc.	2	85
Steven Madden Ltd.	5	179
Stitch Fix Inc. - Class A (a)	1	26
Stoneridge Inc. (a)	2	53
Strategic Education Inc.	1	171
Strattec Security Corp.	1	16
Superior Industries International Inc.	1	5
Superior Uniform Group Inc.	2	41
Tailored Brands Inc.	4	28
Tandy Leather Factory Inc. (a)	1	7
Taylor Morrison Home Corp. - Class A (a)	6	108
Tempur Sealy International Inc. (a)	3	183
Tenneco Inc.	3	65
Texas Roadhouse Inc.	1	74
Thor Industries Inc.	3	170
Tile Shop Holdings Inc.	4	20
Tilly’s Inc. - Class A	2	26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
TopBuild Corp. (a)	2	148
Tower International Inc.	2	32
Town Sports International Holdings Inc. (a)	2	11
TravelCenters of America LLC (a)	3	10
TRI Pointe Homes Inc. (a)	6	78
Tupperware Brands Corp.	3	79
Unifi Inc. (a)	1	24
Universal Electronics Inc. (a)	1	36
Urban Outfitters Inc. (a)	6	184
Veoneer Inc. (a)	4	87
Vera Bradley Inc. (a)	3	42
Vista Outdoor Inc. (a)	6	46
Visteon Corp. (a)	2	110
Vitamin Shoppe Inc. (a)	2	16
VOXX International Corp. - Class A (a)	1	7
Weight Watchers International Inc. (a)	3	55
Wendy’s Co.	14	258
Weyco Group Inc.	1	18
William Lyon Homes - Class A (a)	2	37
Williams-Sonoma Inc.	—	25
Wingstop Inc.	2	139
Winmark Corp.	1	98
Winnebago Industries Inc.	2	70
Wolverine World Wide Inc.	5	195
Wyndham Destinations Inc.	5	199
Zagg Inc. (a)	4	38
Zumiez Inc. (a)	2	49

		17,567
Consumer Staples 4.1%
Alico Inc.	1	31
Andersons Inc.	2	62
Avon Products Inc. (a)	22	64
B&G Foods Inc.	3	75
BJ’s Wholesale Club Holdings Inc. (a)	6	169
Boston Beer Co. Inc. - Class A (a)	1	157
Calavo Growers Inc.	1	94
Cal-Maine Foods Inc.	3	124
Casey’s General Stores Inc.	1	93
Central Garden & Pet Co. (a)	1	36
Central Garden & Pet Co. - Class A (a)	2	53
Chefs’ Warehouse Inc. (a)	2	58
Coca-Cola Consolidated Inc.	—	101
Craft Brewers Alliance Inc. (a)	2	26
Darling Ingredients Inc. (a)	10	227
Dean Foods Co.	8	25
Edgewell Personal Care Co. (a)	3	134
Energizer Holdings Inc.	4	162
Farmer Bros. Co. (a)	1	26
Flowers Foods Inc.	2	47
Fresh Del Monte Produce Inc.	3	78
Hostess Brands Inc. - Class A (a)	6	77
Ingles Markets Inc. - Class A	1	31
Inter Parfums Inc.	2	148
J&J Snack Foods Corp.	1	176
John B. Sanfilippo & Son Inc.	1	49
Lancaster Colony Corp.	2	245
Landec Corp. (a)	2	24
LifeVantage Corp. (a)	1	16
Limoneira Co.	1	31
Medifast Inc.	1	81
MGP Ingredients Inc.	1	73
National Beverage Corp.	2	88
Natural Alternatives International Inc. (a)	1	10
Natural Grocers by Vitamin Cottage Inc. (a)	3	37
Natural Health Trends Corp.	1	12
Nu Skin Enterprises Inc. - Class A	3	162
Oil-Dri Corp. of America	1	20
Performance Food Group Co. (a)	7	262
Pilgrim’s Pride Corp. (a)	1	25
PriceSmart Inc.	2	102
Primo Water Corp. (a)	2	28
Revlon Inc. - Class A (a)	1	21
Rite Aid Corp. (a)	32	20
Rocky Mountain Chocolate Factory Inc.	2	14

	Shares/Par[1]	Value ($)
Sanderson Farms Inc.	1	172
Seneca Foods Corp. - Class A (a)	—	11
Simply Good Foods Co. (a)	5	101
Smart & Final Stores Inc. (a)	5	25
SpartanNash Co.	2	26
Spectrum Brands Holdings Inc.	2	120
Sprouts Farmers Market Inc. (a)	7	158
TreeHouse Foods Inc. (a)	3	213
Turning Point Brands Inc.	1	60
United Natural Foods Inc. (a)	3	36
United-Guardian Inc.	—	3
Universal Corp.	1	63
USANA Health Sciences Inc. (a)	1	113
Vector Group Ltd.	9	93
Village Super Market Inc. - Class A	1	16
WD-40 Co.	1	143
Weis Markets Inc.	2	70

		5,017
Energy 5.3%
Abraxas Petroleum Corp. (a)	9	11
Adams Resources & Energy Inc.	1	31
Alta Mesa Resources Inc. - Class A (a)	3	1
Antero Resources Corp. (a)	6	55
Apergy Corp. (a)	4	179
Arch Coal Inc. - Class A	1	95
Archrock Inc.	8	75
Basic Energy Services Inc. (a)	2	6
Bonanza Creek Energy Inc. (a)	1	34
Bristow Group Inc. (a)	2	3
C&J Energy Services Inc. (a)	3	45
Cactus Inc. - Class A (a)	3	92
California Resources Corp. (a)	3	68
Callon Petroleum Co. (a)	13	97
CARBO Ceramics Inc. (a)	2	6
Carrizo Oil & Gas Inc. (a)	4	51
Centennial Resource Development Inc. - Class A (a)	11	100
Chaparral Energy Inc. - Class A (a)	1	6
Chesapeake Energy Corp. (a)	34	105
Clean Energy Fuels Corp. (a)	12	37
Cloud Peak Energy Inc. (a)	3	—
CNX Resources Corp. (a)	12	125
CONSOL Energy Inc. (a)	3	91
Contura Energy Inc. (a)	—	12
Core Laboratories NV	2	105
CVR Energy Inc.	5	224
Dawson Geophysical Co. (a)	2	5
Delek US Holdings Inc.	5	181
Denbury Resources Inc. (a)	19	39
DHT Holdings Inc.	11	50
Diamond Offshore Drilling Inc. (a)	4	41
DMC Global Inc.	1	52
Dorian LPG Ltd. (a)	4	22
Dril-Quip Inc. (a)	2	90
Earthstone Energy Inc. - Class A (a)	2	16
EnCana Corp.	1	8
Ensco Plc - Class A	23	89
Era Group Inc. (a)	2	27
Evolution Petroleum Corp.	3	21
Exterran Corp. (a)	3	42
Extraction Oil & Gas Inc. (a)	8	34
Forum Energy Technologies Inc. (a)	7	38
Frank’s International NV (a)	9	57
GasLog Ltd.	4	75
Geospace Technologies Corp. (a)	1	12
Green Plains Renewable Energy Inc.	3	43
Gulf Island Fabrication Inc. (a)	2	15
Gulfport Energy Corp. (a)	7	60
Halcon Resources Corp. (a)	7	10
Helix Energy Solutions Group Inc. (a)	10	80
HighPoint Resources Corp. (a)	5	10
Hornbeck Offshore Services Inc. (a)	4	6
Independence Contract Drilling Inc. (a)	4	12
International Seaways Inc. (a)	2	37
ION Geophysical Corp. (a)	1	16

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Jagged Peak Energy Inc. (a)	8	86
Keane Group Inc. (a)	6	69
KLX Energy Services Holdings Inc. (a)	1	38
Kosmos Energy Ltd.	19	120
Laredo Petroleum Holdings Inc. (a)	11	35
Lonestar Resources US Inc. - Class A (a)	2	7
Mammoth Energy Services Inc.	1	19
Matador Resources Co. (a)	6	116
Matrix Service Co. (a)	2	40
McDermott International Inc. (a)	8	58
Midstates Petroleum Co. Inc. (a)	2	15
Montage Resources Corp. (a)	1	17
Nabors Industries Ltd.	14	48
NACCO Industries Inc. - Class A	—	16
Natural Gas Services Group Inc. (a)	1	10
NCS Multistage Holdings Inc. (a)	1	4
Newpark Resources Inc. (a)	6	51
Nine Energy Service Inc. (a)	1	31
Noble Corp. Plc (a)	10	30
Nordic American Tankers Ltd.	3	6
Northern Oil and Gas Inc. (a)	15	42
Oasis Petroleum Inc. (a)	15	88
Oceaneering International Inc. (a)	4	68
Oil States International Inc. (a)	3	44
Overseas Shipholding Group Inc. - Class A (a)	6	14
Panhandle Oil and Gas Inc. - Class A	1	21
Par Pacific Holdings Inc. (a)	3	61
Patterson-UTI Energy Inc.	13	178
PBF Energy Inc. - Class A	6	191
PDC Energy Inc. (a)	4	161
Peabody Energy Corp.	5	145
Penn Virginia Corp. (a)	1	43
Pioneer Energy Services Corp. (a)	7	12
ProPetro Holding Corp. (a)	3	62
QEP Resources Inc. (a)	12	93
Range Resources Corp.	13	150
Renewable Energy Group Inc. (a)	2	50
REX Stores Corp. (a)	—	31
RigNet Inc. (a)	1	8
Ring Energy Inc. (a)	4	21
Rowan Cos. Plc - Class A (a)	5	52
RPC Inc.	8	94
SandRidge Energy Inc. (a)	3	23
Scorpio Tankers Inc.	3	57
SEACOR Holdings Inc. (a)	1	51
SEACOR Marine Holdings Inc. (a)	1	8
Select Energy Services Inc. - Class A (a)	4	50
SemGroup Corp. - Class A	4	63
Ship Finance International Ltd.	4	46
SilverBow Resources Inc. (a)	1	24
SM Energy Co.	6	106
Solaris Oilfield Infrastructure Inc. - Class A	2	34
Southwestern Energy Co. (a)	32	149
SRC Energy Inc. (a)	10	53
Superior Energy Services Inc. (a)	8	36
Talos Energy Inc. (a)	2	47
Tetra Technologies Inc. (a)	11	25
Tidewater Inc. (a)	1	28
Transocean Ltd. (a)	4	33
Ultra Petroleum Corp. (a)	6	4
Unit Corp. (a)	3	49
US Silica Holdings Inc.	3	48
VAALCO Energy Inc. (a)	4	10
W&T Offshore Inc. (a)	9	60
Whiting Petroleum Corp. (a)	4	109
World Fuel Services Corp.	4	102

		6,502
Financials 19.6%
1st Constitution Bancorp	1	11
1st Source Corp.	2	72
Allegiance Bancshares Inc. (a)	1	44
A-Mark Precious Metals Inc. (a)	1	9
Ambac Financial Group Inc. (a)	6	114
American Equity Investment Life Holding Co.	6	162

	Shares/Par[1]	Value ($)
American National Bankshares Inc.	1	28
American National Insurance Co.	1	166
American River Bankshares	1	14
Ameris Bancorp	3	106
Amerisafe Inc.	1	80
Appfolio Inc. - Class A (a)	1	70
Argo Group International Holdings Ltd.	2	140
Arrow Financial Corp.	2	53
Artisan Partners Asset Management Inc. - Class A	3	73
Associated Bancorp	10	213
Assured Guaranty Ltd.	2	70
Asta Funding Inc. (a)	—	1
Atlantic Capital Bancshares Inc. (a)	2	34
Atlas Financial Holdings Inc. (a)	1	3
Axis Capital Holdings Ltd.	—	9
Axos Financial Inc. (a)	4	104
Banc of California Inc.	4	49
BancFirst Corp.	2	97
Bancorp Inc. (a)	5	42
BancorpSouth Bank	6	179
Bank of Hawaii Corp.	2	194
Bank of Marin Bancorp	1	40
Bank of NT Butterfield & Son Ltd.	3	105
Bank OZK	8	235
BankFinancial Corp.	2	24
BankUnited Inc.	6	208
Banner Corp.	2	121
Bar Harbor Bankshares	1	28
Berkshire Hills Bancorp Inc.	3	69
BGC Partners Inc. - Class A	17	88
Blucora Inc. (a)	4	141
Blue Capital Reinsurance Holdings Ltd.	1	5
Blue Hills Bancorp Inc.	2	41
Boston Private Financial Holdings Inc.	4	49
Bridge Bancorp Inc.	1	33
Brighthouse Financial Inc. (a)	7	237
BrightSphere Investment Group Plc	5	70
Brookline Bancorp Inc.	5	65
Bryn Mawr Bank Corp.	1	53
BSB BanCorp Inc. (a)	1	35
Byline Bancorp Inc. (a)	1	10
C&F Financial Corp.	—	20
Cadence Bancorp LLC - Class A	7	130
Camden National Corp.	1	53
Cannae Holdings Inc. (a)	4	106
Capital City Bank Group Inc.	1	27
Capitol Federal Financial Inc.	8	109
Carolina Financial Corp.	1	48
Cathay General Bancorp	5	172
CenterState Bank Corp.	6	135
Central Pacific Financial Corp.	2	63
Central Valley Community Bancorp	1	18
Century Bancorp Inc. - Class A	—	26
Chemical Financial Corp.	4	179
Citizens & Northern Corp.	1	21
Citizens Inc. - Class A (a)	4	27
City Holdings Co.	1	82
Civista Bancshares Inc.	1	21
CNB Financial Corp.	1	35
Cohen & Steers Inc.	3	125
Columbia Banking System Inc.	5	148
Community Bank System Inc.	3	178
Community Bankers Trust Corp.	1	10
Community Trust Bancorp Inc.	1	50
ConnectOne Bancorp Inc.	2	47
Cowen Inc. - Class A (a)	1	17
Crawford & Co. - Class A	3	25
Crawford & Co. - Class B	3	26
Curo Health Services Holdings Corp. (a)	2	21
Customers Bancorp Inc. (a)	2	45
CVB Financial Corp.	8	179
Diamond Hill Investment Group Inc.	—	31
Dime Community Bancshares Inc.	2	43
Donegal Group Inc. - Class A	4	48
Donnelley Financial Solutions Inc. (a)	3	44

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Eagle Bancorp Inc. (a)	2	105
Eaton Vance Corp.	1	23
eHealth Inc. (a)	1	50
EMC Insurance Group Inc.	2	55
Employer Holdings Inc.	2	79
Encore Capital Group Inc. (a)	2	52
Enova International Inc. (a)	2	55
Enstar Group Ltd. (a)	1	191
Enterprise Bancorp Inc.	2	53
Enterprise Financial Services Corp.	1	56
Equity Bancshares Inc. - Class A (a)	1	34
Essent Group Ltd. (a)	3	131
Evercore Inc. - Class A	2	221
EzCorp Inc. - Class A (a)	4	38
Farmers National Banc Corp.	3	37
FB Financial Corp.	2	52
FBL Financial Group Inc. - Class A	1	86
Federal Agricultural Mortgage Corp. - Class C	1	45
Federated Investors Inc. - Class B	7	191
Federated National Holding Co.	1	11
Fidelity Southern Corp.	2	41
Fifth Third Bancorp	3	73
Financial Institutions Inc.	1	29
First Bancorp Inc.	2	53
First Bancorp Inc.	13	153
First Bancorp Inc.	2	45
First Bancshares Inc.	1	19
First Bank	1	14
First Busey Corp.	3	77
First Commonwealth Financial Corp.	4	47
First Community Bancshares Inc.	1	42
First Defiance Financial Corp.	2	46
First Financial Bancorp	6	143
First Financial Bankshares Inc.	3	159
First Financial Corp.	1	38
First Financial Northwest Inc.	1	11
First Foundation Inc.	3	37
First Hawaiian Inc.	8	197
First Internet Bancorp	1	16
First Interstate BancSystem Inc. - Class A	2	93
First Merchants Corp.	3	100
First Mid-Illinois Bancshares Inc.	1	44
First Midwest Bancorp Inc.	7	134
First of Long Island Corp.	2	40
FirstCash Inc.	3	223
Flagstar Bancorp Inc.	4	117
Flushing Financial Corp.	1	21
FNB Corp.	19	204
Franklin Financial Network Inc.	1	40
FS Bancorp Inc.	—	14
Fulton Financial Corp.	10	157
Gain Capital Holdings Inc.	2	13
GAMCO Investors Inc. - Class A	1	25
Genworth Financial Inc. - Class A (a)	4	15
German American Bancorp Inc.	2	46
Glacier Bancorp Inc.	5	216
Global Indemnity Ltd. - Class A	1	21
Goosehead Insurance Inc. - Class A	—	11
Great Southern Bancorp Inc.	1	55
Great Western Bancorp Inc.	3	100
Green Dot Corp. - Class A (a)	3	197
Greenhill & Co. Inc.	2	36
Greenlight Capital Re Ltd. - Class A (a)	2	26
Guaranty Bancshares Inc.	1	20
Hamilton Lane Inc. - Class A	2	67
Hancock Whitney Co.	5	212
Hanmi Financial Corp.	2	48
HarborOne Bancorp Inc. (a)	1	18
HCI Group Inc.	1	52
Health Insurance Innovations Inc. - Class A (a)	1	24
Heartland Financial USA Inc.	2	91
Hennessy Advisors Inc.	1	7
Heritage Commerce Corp.	3	42
Heritage Financial Corp.	2	68
Heritage Insurance Holdings Inc.	2	32

	Shares/Par[1]	Value ($)
Hingham Institution for Savings	—	28
Home Bancorp Inc.	—	12
Home Bancshares Inc.	10	172
HomeStreet Inc. (a)	2	44
HomeTrust Bancshares Inc.	2	44
Hope Bancorp Inc.	7	97
Horace Mann Educators Corp.	2	82
Horizon Bancorp Inc.	3	50
Houlihan Lokey Inc. - Class A	2	103
Howard Bancorp Inc. (a)	1	10
IberiaBank Corp.	3	188
Impac Mortgage Holdings Inc. (a)	1	4
Independent Bank Corp.	2	133
Independent Bank Group Inc.	2	120
Interactive Brokers Group Inc.	2	92
Internap Corp. (a)	2	8
International Bancshares Corp.	4	145
INTL FCStone Inc. (a)	1	51
Investors Bancorp Inc.	17	197
Investors Title Co.	—	40
James River Group Holdings Ltd.	2	74
Janus Henderson Group Plc	1	31
Kearny Financial Corp.	6	71
Kemper Corp.	2	144
Kingstone Cos. Inc.	1	21
Kinsale Capital Group Inc.	1	81
Ladenburg Thalmann Financial Services Inc.	21	60
Lakeland Bancorp Inc.	3	49
Lakeland Financial Corp.	2	76
LCNB Corp.	1	9
LegacyTexas Financial Group Inc.	3	113
Legg Mason Inc.	5	142
LendingClub Corp. (a)	24	74
LendingTree Inc. (a)	—	174
Live Oak Bancshares Inc.	2	35
Luther Burbank Corp.	1	11
Macatawa Bank Corp.	5	48
Maiden Holdings Ltd.	5	4
Manning & Napier Inc. - Class A	3	5
Marlin Business Services Inc.	1	15
MBIA Inc. (a)	6	52
MBT Financial Corp.	3	27
Mercantile Bank Corp.	1	37
Merchants Bancorp Inc.	1	13
Mercury General Corp.	3	163
Meridian Bancorp Inc.	3	47
Meta Financial Group Inc.	2	45
Midland States Bancorp Inc.	1	33
Midsouth Bancorp Inc.	1	13
MidWestOne Financial Group Inc.	—	12
Moelis & Co. - Class A	3	113
Mr. Cooper Group Inc. (a)	4	43
National Bank Holdings Corp. - Class A	2	58
National Commerce Corp. (a)	1	36
National General Holdings Corp.	6	151
National Western Life Group Inc. - Class A	—	69
Navient Corp.	15	172
Navigators Group Inc.	1	80
NBT Bancorp Inc.	2	90
Nelnet Inc. - Class A	2	116
Nicholas Financial Inc. (a)	2	17
Nicolet Bankshares Inc. (a)	—	29
NMI Holdings Inc. - Class A (a)	4	99
Northeast Bancorp	—	3
Northfield Bancorp Inc.	4	61
Northrim BanCorp Inc.	1	19
Northwest Bancshares Inc.	6	104
OceanFirst Financial Corp.	3	72
Ocwen Financial Corp. (a)	6	10
OFG Bancorp	3	51
Old Line Bancshares Inc.	1	25
Old National Bancorp	10	168
Old Second Bancorp Inc.	2	25
On Deck Capital Inc. (a)	6	34
OneMain Holdings Inc.	2	68

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Oppenheimer Holdings Inc. - Class A	1	27
Opus Bank	2	46
Origin Bancorp Inc.	—	6
Oritani Financial Corp.	3	55
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc.	3	88
PacWest Bancorp	1	26
Park National Corp.	1	91
PCSB Financial Corp.	1	16
Peapack Gladstone Financial Corp.	2	42
PennyMac Financial Services Inc.	5	102
Peoples Bancorp Inc.	1	44
People’s Utah Bancorp	1	33
Pinnacle Financial Partners Inc.	3	146
Piper Jaffray Cos.	1	51
PJT Partners Inc. - Class A	1	57
Popular Inc.	1	41
PRA Group Inc. (a)	3	71
Preferred Bank	1	43
Primerica Inc.	1	144
ProAssurance Corp.	3	107
Protective Insurance Corp. - Class B	1	22
Provident Financial Holdings Inc.	1	26
Provident Financial Services Inc.	4	91
Pzena Investment Management Inc. - Class A	1	9
QCR Holdings Inc.	1	39
RBB Bancorp	1	13
Regional Management Corp. (a)	1	18
Renasant Corp.	3	115
Republic Bancorp Inc. - Class A	1	31
Republic First Bancorp Inc. (a)	3	16
Riverview Bancorp Inc.	3	20
RLI Corp.	3	203
S&T Bancorp Inc.	2	77
Safeguard Scientifics Inc. (a)	1	15
Safety Insurance Group Inc.	1	84
Sandy Spring Bancorp Inc.	2	66
Seacoast Banking Corp. of Florida (a)	2	48
Selective Insurance Group Inc.	4	238
ServisFirst Bancshares Inc.	3	111
Sierra Bancorp	1	23
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	5	130
SLM Corp.	2	20
Smartfinancial Inc. (a)	1	11
South State Corp.	2	133
Southern First Bancshares Inc. (a)	1	21
Southern Missouri Bancorp Inc.	1	30
Southern National Bancorp of Virginia Inc.	3	38
Southside Bancshares Inc.	2	61
State Auto Financial Corp.	3	100
Sterling Bancorp Inc.	2	22
Sterling Bancorp Inc.	12	222
Stewart Information Services Corp.	2	70
Stifel Financial Corp.	4	228
Stock Yards Bancorp Inc.	1	46
Summit Financial Group Inc.	1	21
TCF Financial Corp.	10	203
Telaria Inc. (a)	5	34
Texas Capital Bancshares Inc. (a)	3	156
TFS Financial Corp.	1	22
Third Point Reinsurance Ltd. (a)	5	51
Timberland Bancorp Inc.	1	19
Tompkins Financial Corp.	1	76
Towne Bank	4	100
Trico Bancshares	2	73
Tristate Capital Holdings Inc. (a)	2	45
Triumph Bancorp Inc. (a)	2	51
Trupanion Inc. (a)	1	24
TrustCo Bank Corp.	8	59
Trustmark Corp.	4	128
UMB Financial Corp.	3	187
Umpqua Holdings Corp.	9	149
Union Bankshares Corp.	5	160
United Bankshares Inc.	6	208

	Shares/Par[1]	Value ($)
United Community Banks Inc.	5	125
United Community Financial Corp.	4	37
United Financial Bancorp Inc.	3	45
United Fire Group Inc.	2	68
United Insurance Holdings Corp.	3	40
Universal Insurance Holdings Inc.	3	79
Univest Financial Corp.	2	49
Valley National Bancorp	20	194
Veritex Holdings Inc.	2	54
Virtu Financial Inc. - Class A	1	27
Virtus Investment Partners Inc.	1	56
Waddell & Reed Financial Inc. - Class A	4	77
Walker & Dunlop Inc.	2	85
Washington Federal Inc.	3	90
Washington Trust Bancorp Inc.	1	59
Waterstone Financial Inc.	2	40
WesBanco Inc.	3	134
West Bancorp Inc.	3	54
Westamerica Bancorp	2	94
Western New England Bancorp Inc.	4	40
Westwood Holdings Group Inc.	1	21
White Mountains Insurance Group Ltd.	—	168
Wintrust Financial Corp.	3	225
WisdomTree Investments Inc.	8	59
World Acceptance Corp. (a)	1	75
WSFS Financial Corp.	2	90

		24,052
Health Care 9.9%
AC Immune SA (a)	2	8
Acadia Pharmaceuticals Inc. (a)	5	160
Accuray Inc. (a)	4	18
Achillion Pharmaceuticals Inc. (a)	4	13
Aclaris Therapeutics Inc. (a)	4	23
Acorda Therapeutics Inc. (a)	4	47
Adamas Pharmaceuticals Inc. (a)	2	11
Addus HomeCare Corp. (a)	1	76
Aduro Biotech Inc. (a)	4	15
Adverum Biotechnologies Inc. (a)	4	22
Aeglea Biotherapeutics Inc. (a)	3	21
Agios Pharmaceuticals Inc. (a)	—	31
Akebia Therapeutics Inc. (a)	1	11
Akorn Inc. (a)	12	41
Albireo Pharma Inc. (a)	1	25
Alder Biopharmaceuticals Inc. (a)	3	42
Allscripts Healthcare Solutions Inc. (a)	11	109
AMAG Pharmaceuticals Inc. (a)	3	33
Amedisys Inc. (a)	2	267
American Renal Associates Holdings Inc. (a)	3	16
Amicus Therapeutics Inc. (a)	2	28
AMN Healthcare Services Inc. (a)	3	127
Amphastar Pharmaceuticals Inc. (a)	2	51
AnaptysBio Inc. (a)	2	126
AngioDynamics Inc. (a)	2	52
ANI Pharmaceuticals Inc. (a)	1	63
Anika Therapeutics Inc. (a)	1	37
Apollo Medical Holdings Inc. (a)	—	4
Apyx Medical Corp. (a)	2	16
Aratana Therapeutics Inc. (a)	5	17
Ardelyx Inc. (a)	4	10
Arena Pharmaceuticals Inc. (a)	2	88
Assembly Biosciences Inc. (a)	1	28
Assertio Therapeutics Inc. (a)	6	30
Atara Biotherapeutics Inc. (a)	2	61
Atrion Corp.	—	100
Audentes Therapeutics Inc. (a)	1	57
Avanos Medical Inc. (a)	3	117
AVROBIO Inc. (a)	1	14
Bellicum Pharmaceuticals Inc. (a)	4	15
BioScrip Inc. (a)	9	19
Biospecifics Technologies Corp. (a)	1	44
BioTelemetry Inc. (a)	2	123
Blueprint Medicines Corp. (a)	—	31
Brookdale Senior Living Inc. (a)	11	74
Calithera Biosciences Inc. (a)	3	22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Cambrex Corp. (a)	2	63
Cantel Medical Corp.	2	155
Capital Senior Living Corp. (a)	1	5
Cardiovascular Systems Inc. (a)	—	15
Castlight Health Inc. - Class B (a)	7	28
Catalyst Pharmaceuticals Inc. (a)	4	19
Champions Oncology Inc. (a)	1	5
Chemed Corp.	—	40
ChemoCentryx Inc. (a)	4	52
Chimerix Inc. (a)	4	8
Clearside Biomedical Inc. (a)	1	2
Clovis Oncology Inc. (a)	1	31
Collegium Pharmaceutical Inc. (a)	3	44
Computer Programs & Systems Inc.	—	12
Concert Pharmaceuticals Inc. (a)	2	21
ConforMIS Inc. (a)	3	7
Conmed Corp.	1	101
Corcept Therapeutics Inc. (a)	6	75
Corvel Corp. (a)	1	89
Corvus Pharmaceuticals Inc. (a)	1	5
Cross Country Healthcare Inc. (a)	4	25
CryoLife Inc. (a)	2	58
Cumberland Pharmaceuticals Inc. (a)	3	16
Cutera Inc. (a)	1	18
Cymabay Therapeutics Inc. (a)	5	67
CytomX Therapeutics Inc. (a)	2	19
Deciphera Pharmaceuticals Inc. (a)	2	42
Dermira Inc. (a)	1	14
Diplomat Pharmacy Inc. (a)	3	15
Eagle Pharmaceuticals Inc. (a)	—	25
Emergent BioSolutions Inc. (a)	3	150
Enanta Pharmaceuticals Inc. (a)	1	124
Endo International Plc (a)	8	66
Ensign Group Inc.	3	158
Enzo Biochem Inc. (a)	4	10
Epizyme Inc. (a)	3	43
Evolent Health Inc. - Class A (a)	4	49
Five Prime Therapeutics Inc. (a)	3	39
Fonar Corp. (a)	1	12
G1 Therapeutics Inc. (a)	1	23
Genomic Health Inc. (a)	2	148
Geron Corp. (a)	10	17
Global Blood Therapeutics Inc. (a)	1	45
Globus Medical Inc. - Class A (a)	1	54
GlycoMimetics Inc. (a)	3	36
Haemonetics Corp. (a)	1	76
Halozyme Therapeutics Inc. (a)	1	15
Harvard Bioscience Inc. (a)	3	12
HealthEquity Inc. (a)	2	114
HealthStream Inc.	2	51
Heska Corp. (a)	1	48
HMS Holdings Corp. (a)	6	164
Horizon Pharma Plc (a)	9	238
Immune Design Corp. (a)	2	12
Innoviva Inc. (a)	6	78
Inogen Inc. (a)	1	90
Inovalon Holdings Inc. - Class A (a)	1	17
Inovio Pharmaceuticals Inc. (a)	5	18
Insmed Inc. (a)	2	47
Inspire Medical Systems Inc. (a)	1	75
Integer Holdings Corp. (a)	2	141
Integra LifeSciences Holdings Corp. (a)	1	33
Intellia Therapeutics Inc. (a)	3	47
Intra-Cellular Therapies Inc. (a)	3	39
Invacare Corp.	2	16
Iovance Biotherapeutics Inc. (a)	3	26
Joint Corp. (a)	1	9
Jounce Therapeutics Inc. (a)	2	12
Kala Pharmaceuticals Inc. (a)	2	14
KalVista Pharmaceuticals Inc. (a)	1	35
Karyopharm Therapeutics Inc. (a)	4	21
Kindred Healthcare Inc. (a)	3	26
Kura Oncology Inc. (a)	2	38
Lannett Co. Inc. (a)	—	2
Lantheus Holdings Inc. (a)	2	60

	Shares/Par[1]	Value ($)
LeMaitre Vascular Inc.	2	48
LHC Group Inc. (a)	2	205
Ligand Pharmaceuticals Inc. (a)	1	102
Lipocine Inc. (a)	1	3
LivaNova Plc (a)	—	45
Luminex Corp.	2	54
MacroGenics Inc. (a)	3	60
Magellan Health Services Inc. (a)	1	94
Mallinckrodt Plc (a)	6	121
Medidata Solutions Inc. (a)	—	35
MEDNAX Inc. (a)	4	116
Medpace Holdings Inc. (a)	2	121
MEI Pharma Inc. (a)	4	13
Meridian Bioscience Inc.	3	59
Merit Medical Systems Inc. (a)	3	195
Merrimack Pharmaceuticals Inc. (a)	1	5
Minerva Neurosciences Inc. (a)	3	21
Miragen Therapeutics Inc. (a)	1	3
Momenta Pharmaceuticals Inc. (a)	3	48
Myriad Genetics Inc. (a)	4	129
Nabriva Therapeutics Plc (a)	6	14
NantHealth Inc. (a)	4	3
NantKwest Inc. (a)	2	3
National Healthcare Corp.	1	53
National Research Corp. - Class A	3	115
Natus Medical Inc. (a)	2	50
Neogen Corp. (a)	3	148
NeoGenomics Inc. (a)	5	110
Nextgen Healthcare Inc. (a)	5	78
NuVasive Inc. (a)	3	179
Nuvectra Corp. (a)	1	16
ObsEva SA (a)	1	17
Omnicell Inc. (a)	2	198
Opko Health Inc. (a)	17	44
OptiNose Inc. (a)	—	1
OraSure Technologies Inc. (a)	4	44
Orthofix Medical Inc. (a)	1	61
Otonomy Inc. (a)	2	5
Owens & Minor Inc.	5	20
Pacira Pharmaceuticals Inc. (a)	3	101
Patterson Cos. Inc.	5	117
PDL BioPharma Inc. (a)	11	40
PetIQ Inc. - Class A (a)	1	37
Pfenex Inc. (a)	2	10
Phibro Animal Health Corp. - Class A	1	38
Pieris Pharmaceuticals Inc. (a)	4	12
Prestige Consumer Healthcare Inc. (a)	3	86
Progenics Pharmaceuticals Inc. (a)	3	14
Protagonist Therapeutics Inc. (a)	2	23
Prothena Corp. Plc (a)	4	49
Providence Services Corp. (a)	1	56
Quidel Corp. (a)	2	156
Ra Pharmaceuticals Inc. (a)	1	20
RadNet Inc. (a)	3	41
Regenxbio Inc. (a)	2	138
Repligen Corp. (a)	2	142
Retrophin Inc. (a)	2	55
Revance Therapeutics Inc. (a)	3	47
Rhythm Pharmaceuticals Inc. (a)	2	50
Rigel Pharmaceuticals Inc. (a)	7	17
RTI Surgical Inc. (a)	6	39
Sangamo Therapeutics Inc. (a)	3	29
SeaSpine Holdings Corp. (a)	3	38
Select Medical Holdings Corp. (a)	8	117
Sientra Inc. (a)	1	9
Simulations Plus Inc.	2	33
Spark Therapeutics Inc. (a)	2	187
Spectrum Pharmaceuticals Inc. (a)	3	34
Spero Therapeutics Inc. (a)	1	11
Staar Surgical Co. (a)	1	21
Supernus Pharmaceuticals Inc. (a)	3	107
Surgery Partners Inc. (a)	2	27
SurModics Inc. (a)	1	40
Syndax Pharmaceuticals Inc. (a)	3	14
Syneos Health Inc. - Class A (a)	1	37

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Synlogic Inc. (a)	2	15
Syros Pharmaceuticals Inc. (a)	1	13
Tactile Systems Technology Inc. (a)	1	33
Taro Pharmaceutical Industries Ltd.	2	224
Teladoc Health Inc. (a)	4	231
Tenet Healthcare Corp. (a)	6	179
Tivity Health Inc. (a)	3	44
Triple-S Management Corp. - Class B (a)	1	28
Ultragenyx Pharmaceutical Inc. (a)	—	34
US Physical Therapy Inc.	1	89
Utah Medical Products Inc.	1	44
Vanda Pharmaceuticals Inc. (a)	3	61
Varex Imaging Corp. (a)	2	77
Verastem Inc. (a)	5	15
Wright Medical Group NV (a)	8	236
Xencor Inc. (a)	3	90
Zafgen Inc. (a)	2	6
Zogenix Inc. (a)	2	88

		12,102
Industrials 18.1%
AAON Inc.	3	128
AAR Corp.	2	60
ABM Industries Inc.	4	146
ACCO Brands Corp.	7	60
Actuant Corp. - Class A	4	92
Advanced Disposal Services Inc. (a)	5	143
Advanced Drainage Systems Inc.	3	85
AECOM (a)	1	16
Aegion Corp. (a)	1	25
Aerojet Rocketdyne Holdings Inc. (a)	5	185
Aerovironment Inc. (a)	1	96
AGCO Corp.	—	17
Air Lease Corp. - Class A	3	117
Air Transport Services Group Inc. (a)	4	92
Aircastle Ltd.	3	58
Alamo Group Inc.	1	88
Alarm.com Holdings Inc. (a)	3	195
Albany International Corp. - Class A	2	130
Allegiant Travel Co.	1	145
Allied Motion Technologies Inc.	1	35
Altra Holdings Inc.	5	140
Ameresco Inc. - Class A (a)	2	30
American Woodmark Corp. (a)	1	96
Apogee Enterprises Inc.	2	80
Applied Industrial Technologies Inc.	2	144
ARC Document Solutions Inc. (a)	3	7
ArcBest Corp.	2	56
Arcosa Inc.	1	41
Ardmore Shipping Corp. (a)	3	21
Argan Inc.	2	85
Armstrong Flooring Inc. (a)	2	29
Armstrong World Industries Inc.	3	232
Astec Industries Inc.	1	46
Astronics Corp. (a)	1	44
Astronics Corp. - Class B (a)	—	5
Atkore International Group Inc. (a)	4	78
Atlas Air Worldwide Holdings Inc. (a)	2	87
Avis Budget Group Inc. (a)	5	158
Axon Enterprise Inc. (a)	3	188
AZZ Inc.	2	64
Barnes Group Inc.	3	155
Barrett Business Services Inc.	1	50
Beacon Roofing Supply Inc. (a)	4	139
BG Staffing Inc.	1	21
Blue Bird Corp. (a)	2	26
BMC Stock Holdings Inc. (a)	4	73
Brady Corp. - Class A	3	134
Briggs & Stratton Corp.	3	40
Brink’s Co.	3	224
Builders FirstSource Inc. (a)	7	88
CAI International Inc. (a)	2	40
Casella Waste Systems Inc. - Class A (a)	3	114
CBIZ Inc. (a)	3	70
Ceco Environmental Corp. (a)	3	20

	Shares/Par[1]	Value ($)
Chart Industries Inc. (a)	2	166
Cimpress NV (a)	2	121
CIRCOR International Inc. (a)	1	42
Civeo Corp. (a)	12	25
Clean Harbors Inc. (a)	4	254
Colfax Corp. (a)	7	215
Columbus Mckinnon Corp.	1	49
Comfort Systems USA Inc.	2	122
Commercial Vehicle Group Inc. (a)	2	18
Construction Partners Inc. - Class A (a)	1	12
Continental Building Products Inc. (a)	3	71
Copa Holdings SA - Class A	2	149
Costamare Inc.	8	41
Covanta Holding Corp.	8	134
Covenant Transportation Group Inc. - Class A (a)	1	26
CRA International Inc.	—	25
CSW Industrials Inc. (a)	1	50
Cubic Corp.	2	106
Deluxe Corp.	3	110
Douglas Dynamics Inc.	1	56
Ducommun Inc. (a)	1	51
DXP Enterprises Inc. (a)	2	58
Dycom Industries Inc. (a)	1	59
Eagle Bulk Shipping Inc. (a)	4	21
Eastern Co.	1	16
Echo Global Logistics Inc. (a)	3	63
EMCOR Group Inc.	2	167
Encore Wire Corp.	1	74
EnerSys Inc.	3	172
Ennis Inc.	2	49
EnPro Industries Inc.	1	92
ESCO Technologies Inc.	1	98
Evoqua Water Technologies Corp. (a)	3	41
Exponent Inc.	3	177
Federal Signal Corp.	4	94
Forrester Research Inc.	1	48
Forward Air Corp.	2	110
Franklin Covey Co. (a)	1	34
Franklin Electric Co. Inc.	3	141
FreightCar America Inc. (a)	1	4
FTI Consulting Inc. (a)	2	174
GATX Corp.	2	168
Genco Shipping & Trading Ltd. (a)	2	17
Generac Holdings Inc. (a)	4	195
Genesee & Wyoming Inc. - Class A (a)	—	25
Gibraltar Industries Inc. (a)	2	71
Global Brass & Copper Holdings Inc.	2	60
GMS Inc. (a)	3	45
Golden Ocean Group Ltd.	1	7
Goldfield Corp. (a)	1	3
Gorman-Rupp Co.	2	71
GP Strategies Corp. (a)	1	14
GrafTech International Ltd.	10	126
Graham Corp.	1	13
Granite Construction Inc.	3	119
Great Lakes Dredge & Dock Corp. (a)	4	38
Greenbrier Cos. Inc.	2	52
Griffon Corp.	4	65
H&E Equipment Services Inc.	2	59
Harsco Corp. (a)	5	101
Hawaiian Holdings Inc.	3	69
HC2 Holdings Inc. (a)	1	2
Healthcare Services Group Inc.	5	151
Heartland Express Inc.	4	86
Heidrick & Struggles International Inc.	2	64
Herc Holdings Inc. (a)	2	65
Heritage-Crystal Clean Inc. (a)	2	52
Herman Miller Inc.	4	129
Hertz Global Holdings Inc. (a)	4	78
Hill International Inc. (a)	5	15
Hillenbrand Inc.	4	152
HNI Corp.	3	98
HUB Group Inc. - Class A (a)	2	74
Hudson Global Inc. (a)	2	3
Hudson Technologies Inc. (a)	2	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hurco Cos. Inc.	1	26
Huron Consulting Group Inc. (a)	1	57
Huttig Building Products Inc. (a)	2	4
Hyster-Yale Materials Handling Inc. - Class A	1	61
ICF International Inc.	1	92
IES Holdings Inc. (a)	1	21
InnerWorkings Inc. (a)	5	18
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	2	257
Insteel Industries Inc.	2	33
Interface Inc.	4	60
IntriCon Corp. (a)	—	9
JELD-WEN Holding Inc. (a)	5	97
John Bean Technologies Corp.	2	171
Kadant Inc.	1	59
Kaman Corp.	2	95
KBR Inc.	8	161
Kelly Services Inc. - Class A	2	43
Kennametal Inc.	5	195
Keyw Holding Corp. (a)	4	33
Kforce Inc.	2	57
Kimball International Inc. - Class B	3	39
Kirby Corp. (a)	1	44
Knoll Inc.	3	59
Korn Ferry	3	156
Kratos Defense & Security Solutions Inc. (a)	6	95
Landstar System Inc.	1	91
Lawson Products Inc. (a)	1	37
LB Foster Co. (a)	—	9
Lindsay Corp.	1	71
LSC Communications Inc.	3	18
Lydall Inc. (a)	1	31
Macquarie Infrastructure Co. LLC	5	208
Manitex International Inc. (a)	1	7
Manitowoc Co. Inc. (a)	3	46
Marten Transport Ltd.	4	72
Masonite International Corp. (a)	1	68
MasTec Inc. (a)	5	224
Matson Inc.	2	88
Matthews International Corp. - Class A	2	63
McGrath RentCorp	2	90
Mercury Systems Inc. (a)	3	193
Meritor Inc. (a)	5	102
Milacron Holdings Corp. (a)	4	47
Miller Industries Inc.	1	29
Mistras Group Inc. (a)	2	26
Mobile Mini Inc.	3	100
Moog Inc. - Class A	2	166
MRC Global Inc. (a)	5	93
MSA Safety Inc.	2	238
Mueller Industries Inc.	3	106
Mueller Water Products Inc. - Class A	9	87
Multi-Color Corp.	1	64
MYR Group Inc. (a)	1	51
National Presto Industries Inc.	1	65
Navigant Consulting Inc.	3	60
Navistar International Corp. (a)	6	197
NCI Building Systems Inc. (a)	5	28
Nexeo Solutions Inc. (a) (b)	7	71
NL Industries Inc. (a)	3	14
NN Inc.	2	17
Northwest Pipe Co. (a)	1	15
NOW Inc. (a)	6	90
NV5 Holdings Inc. (a)	1	47
nVent Electric Plc	1	19
Omega Flex Inc.	1	43
Orion Group Holdings Inc. (a)	2	7
PAM Transportation Services Inc. (a)	1	26
Park-Ohio Holdings Corp.	1	32
Patrick Industries Inc. (a)	1	65
Patriot Transportation Holding Inc. (a)	—	6
Performant Financial Corp. (a)	3	6
PGT Innovations Inc. (a)	4	59
Pitney Bowes Inc.	12	79
Powell Industries Inc.	1	18

	Shares/Par[1]	Value ($)
Preformed Line Products Co.	1	28
Primoris Services Corp.	3	67
Proto Labs Inc. (a)	2	176
Quad/Graphics Inc. - Class A	3	36
Quanex Building Products Corp.	2	35
Radiant Logistics Inc. (a)	4	24
Raven Industries Inc.	2	81
RBC Bearings Inc. (a)	2	197
Red Violet Inc. (a)	—	3
Regal-Beloit Corp.	3	208
Resideo Technologies Inc. (a)	5	101
Resources Connection Inc.	3	48
REV Group Inc.	3	33
Rexnord Corp. (a)	6	155
Roadrunner Transportation Systems Inc. (a)	1	—
RR Donnelley & Sons Co.	8	38
Rush Enterprises Inc. - Class A	2	83
Saia Inc. (a)	2	102
Schneider National Inc. - Class B	5	115
Scorpio Bulkers Inc.	5	18
Simpson Manufacturing Co. Inc.	3	149
SiteOne Landscape Supply Inc. (a)	2	113
SkyWest Inc.	3	166
SP Plus Corp. (a)	2	63
Spartan Motors Inc.	2	16
Spirit Airlines Inc. (a)	4	229
SPX Corp. (a)	3	91
SPX Flow Technology USA Inc. (a)	2	75
Standex International Corp.	1	64
Steelcase Inc. - Class A	6	86
Stericycle Inc. (a)	3	155
Sterling Construction Co. Inc. (a)	2	29
Sun Hydraulics Corp.	2	91
Sunrun Inc. (a)	6	89
Team Inc. (a)	2	27
Tennant Co.	1	65
Terex Corp.	4	139
Tetra Tech Inc.	3	206
Textainer Group Holdings Ltd. (a)	3	34
Thermon Group Holdings Inc. (a)	2	54
Timken Co.	5	208
Titan International Inc.	4	23
Titan Machinery Inc. (a)	2	28
TPI Composites Inc. (a)	2	56
Transact Inc. (a)	—	8
Trex Co. Inc. (a)	4	226
TriMas Corp. (a)	2	74
TriNet Group Inc. (a)	3	174
Trinity Industries Inc.	8	172
Triton International Ltd. - Class A	5	152
Triumph Group Inc.	2	45
TrueBlue Inc. (a)	2	55
Tutor Perini Corp. (a)	3	49
Twin Disc Inc. (a)	1	12
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	127
Universal Forest Products Inc.	4	111
Universal Logistics Holdings Inc.	3	62
US Ecology Inc.	1	78
USA Truck Inc. (a)	1	17
Valmont Industries Inc.	1	168
Vectrus Inc. (a)	1	27
Veritiv Corp. (a)	1	28
Viad Corp.	2	87
Vicor Corp. (a)	2	49
VSE Corp.	1	31
Wabash National Corp.	4	52
WageWorks Inc. (a)	1	44
Watts Water Technologies Inc. - Class A	2	132
Welbilt Inc. (a)	8	130
Werner Enterprises Inc.	4	143
Wesco Aircraft Holdings Inc. (a)	7	57
WESCO International Inc. (a)	3	136
Willdan Group Inc. (a)	1	31
Willscot Corp. (a)	2	22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
YRC Worldwide Inc. (a)	4	28

		22,228
Information Technology 13.7%
3D Systems Corp. (a)	5	58
3PEA International Inc. (a)	3	26
Acacia Communications Inc. (a)	3	149
ACI Worldwide Inc. (a)	7	241
ACM Research Inc. - Class A (a)	1	11
Adesto Technologies Corp. (a)	3	20
ADTRAN Inc.	4	51
Advanced Energy Industries Inc. (a)	2	122
Agilysys Inc. (a)	3	67
Airgain Inc. (a)	1	11
Alpha & Omega Semiconductor Ltd. (a)	3	30
Altair Engineering Inc. - Class A (a)	2	89
Ambarella Inc. (a)	2	85
American Software Inc. - Class A	3	30
Amkor Technology Inc. (a)	15	125
Amtech Systems Inc. (a)	2	9
Anixter International Inc. (a)	2	120
Applied Optoelectronics Inc. (a)	2	19
Aquantia Corp. (a)	2	21
Arlo Technologies Inc. (a)	5	21
ASGN Inc. (a)	3	189
Avaya Holdings Corp. (a)	4	66
Avid Technology Inc. (a)	7	54
Avnet Inc.	1	31
AVX Corp.	9	153
Aware Inc. (a)	5	17
Axcelis Technologies Inc. (a)	3	52
AXT Inc. (a)	2	10
Badger Meter Inc.	2	103
Bel Fuse Inc. - Class B	1	34
Belden Inc.	2	129
Benchmark Electronics Inc.	2	54
Blackbaud Inc.	2	182
Bottomline Technologies Inc. (a)	3	128
Brightcove Inc. (a)	2	15
Brooks Automation Inc.	4	126
Cabot Microelectronics Corp.	2	189
CACI International Inc. - Class A (a)	1	206
CalAmp Corp. (a)	3	32
Calix Inc. (a)	6	45
Carbonite Inc. (a)	2	56
Cardtronics Plc - Class A (a)	3	99
Casa Systems Inc. (a)	5	40
Cass Information Systems Inc.	1	45
CCUR Holdings Inc. (a)	1	5
CEVA Inc. (a)	1	39
ChannelAdvisor Corp. (a)	2	18
Ciena Corp. (a)	1	42
Cirrus Logic Inc. (a)	4	149
Cision Ltd. (a)	8	107
Clearfield Inc. (a)	1	16
Coherent Inc. (a)	1	201
Cohu Inc.	3	50
CommScope Holding Co. Inc. (a)	3	64
CommVault Systems Inc. (a)	1	79
Comtech Telecommunications Corp.	1	28
Conduent Inc. (a)	11	147
Control4 Corp. (a)	2	34
CoreLogic Inc. (a)	4	158
Cray Inc. (a)	3	66
Cree Inc. (a)	3	152
CSG Systems International Inc.	2	90
CTS Corp.	2	68
Daktronics Inc.	4	28
Diebold Nixdorf Inc. (a)	3	36
Digi International Inc. (a)	2	29
Diodes Inc. (a)	3	104
DSP Group Inc. (a)	2	34
Ebix Inc.	2	86
EchoStar Corp. - Class A (a)	3	102
Electronics for Imaging Inc. (a)	2	62

	Shares/Par[1]	Value ($)
Ellie Mae Inc. (a)	1	140
Endurance International Group Holdings Inc. (a)	9	65
Entegris Inc.	3	123
Envestnet Inc. (a)	3	191
ePlus Inc. (a)	1	81
EVERTEC Inc.	4	120
Evolving Systems Inc. (a)	1	2
Exela Technologies Inc. (a)	4	14
ExlService Holdings Inc. (a)	2	121
Extreme Networks (a)	6	46
Fabrinet (a)	2	116
FARO Technologies Inc. (a)	1	54
Finisar Corp. (a)	5	114
FireEye Inc. (a)	1	25
FitBit Inc. - Class A (a)	13	79
FormFactor Inc. (a)	5	78
Globant SA (a)	2	159
GSI Technology Inc. (a)	3	27
Hackett Group Inc.	3	45
Harmonic Inc. (a)	6	32
I3 Verticals Inc. - Class A (a)	1	23
Ichor Holdings Ltd. (a)	1	27
II-VI Inc. (a)	4	140
Immersion Corp. (a)	2	19
Impinj Inc. (a)	1	11
Infinera Corp. (a)	10	42
Innodata Inc. (a)	6	7
Inphi Corp. (a)	1	44
Insight Enterprises Inc. (a)	2	125
Integrated Device Technology Inc. (a)	3	142
InterDigital Inc.	2	132
Intevac Inc. (a)	3	16
Itron Inc. (a)	2	106
j2 Global Inc.	2	158
Jabil Inc.	9	242
Kemet Corp.	4	63
Key Tronic Corp. (a)	3	16
Kimball Electronics Inc. (a)	2	34
Knowles Corp. (a)	5	92
Kopin Corp. (a)	9	12
Kulicke & Soffa Industries Inc.	3	67
Lattice Semiconductor Corp. (a)	7	88
LightPath Technologies Inc. - Class A (a)	4	6
Limelight Networks Inc. (a)	7	24
LiveRamp Holdings Inc. (a)	4	222
LogMeIn Inc.	3	248
Lumentum Holdings Inc. (a)	5	259
Luxoft Holding Inc. - Class A (a)	1	79
M/A-COM Technology Solutions Holdings Inc. (a)	4	62
Magnachip Semiconductor Corp. (a)	2	16
Manhattan Associates Inc. (a)	4	228
Mantech International Corp. - Class A	2	84
MAXIMUS Inc.	1	40
MaxLinear Inc. - Class A (a)	4	107
Mesa Laboratories Inc.	—	58
Methode Electronics Inc.	2	55
MicroStrategy Inc. - Class A (a)	1	78
Mimecast Ltd. (a)	4	177
MKS Instruments Inc.	1	69
Monotype Imaging Holdings Inc.	2	46
MTS Systems Corp.	1	59
Nanometrics Inc. (a)	2	54
NAPCO Security Technologies Inc. (a)	1	29
NCR Corp. (a)	7	190
NeoPhotonics Corp. (a)	3	19
NetGear Inc. (a)	2	62
NetScout Systems Inc. (a)	4	99
Network-1 Technologies Inc.	3	7
NIC Inc.	4	71
Novanta Inc. (a)	2	181
Nuance Communications Inc. (a)	1	22
NVE Corp.	—	31
OneSpan Inc. (a)	3	52
OSI Systems Inc. (a)	1	103
PAR Technology Corp. (a)	—	10

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Park Electrochemical Corp.	2	31
Paylocity Holding Corp. (a)	2	161
PC Connection Inc.	2	65
PCM Inc. (a)	1	32
PDF Solutions Inc. (a)	2	31
Pegasystems Inc.	1	42
Perficient Inc. (a)	2	49
Perspecta Inc.	9	190
PFSweb Inc. (a)	2	12
Photronics Inc. (a)	3	30
Pixelworks Inc. (a)	3	10
Plantronics Inc.	3	116
Plexus Corp. (a)	2	118
Power Integrations Inc.	2	118
Presidio Inc.	4	59
PRGX Global Inc. (a)	4	31
Progress Software Corp.	2	101
QAD Inc. - Class A	1	45
Qualys Inc. (a)	2	202
Quantenna Communications Inc. (a)	2	59
Rambus Inc. (a)	7	70
Ribbon Communications Inc. (a)	6	32
Rogers Corp. (a)	1	174
Rubicon Project Inc. (a)	6	38
Rudolph Technologies Inc. (a)	3	59
Sanmina Corp. (a)	4	112
Sapiens International Corp. NV	3	41
ScanSource Inc. (a)	1	46
Science Applications International Corp.	4	270
Semtech Corp. (a)	4	211
ServiceSource International Inc. (a)	4	4
Silicon Laboratories Inc. (a)	2	200
SMART Global Holdings Inc. (a)	2	34
SMTC Corp. (a)	2	7
SolarEdge Technologies Inc. (a)	3	103
SPS Commerce Inc. (a)	1	112
StarTek Inc. (a)	2	13
Stratasys Ltd. (a)	1	33
Super Micro Computer Inc. (a)	2	42
Sykes Enterprises Inc. (a)	3	85
Synaptics Inc. (a)	2	91
Synchronoss Technologies Inc. (a)	4	24
SYNNEX Corp.	1	142
Systemax Inc.	2	51
Tech Data Corp. (a)	2	228
TeleNav Inc. (a)	2	15
Teradata Corp. (a)	—	15
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd.	5	86
TTEC Holdings Inc.	3	96
TTM Technologies Inc. (a)	6	69
Ultra Clean Holdings Inc. (a)	3	31
Unisys Corp. (a)	3	40
Upland Software Inc. (a)	1	56
USA Technologies Inc. (a)	1	5
Veeco Instruments Inc. (a)	5	51
Verint Systems Inc. (a)	4	239
Versum Materials Inc.	5	263
ViaSat Inc. (a)	1	111
Viavi Solutions Inc. (a)	15	181
Virtusa Corp. (a)	2	92
Vishay Intertechnology Inc.	8	143
Vishay Precision Group Inc. (a)	1	38
Wayside Technology Group Inc.	—	4
Xperi Corp.	3	62
Zix Corp. (a)	4	25

		16,787
Materials 6.1%
AdvanSix Inc. (a)	2	58
AgroFresh Solutions Inc. (a)	4	15
AK Steel Holding Corp. (a)	15	40
Allegheny Technologies Inc. (a)	8	201
American Vanguard Corp.	3	46
Ashland Global Holdings Inc.	—	19

	Shares/Par[1]	Value ($)
Balchem Corp.	2	194
Bemis Co. Inc.	1	78
Boise Cascade Co.	2	55
Cabot Corp.	3	141
Carpenter Technology Corp.	3	130
Century Aluminum Co. (a)	7	59
Chase Corp.	1	66
Clearwater Paper Corp. (a)	1	22
Cleveland-Cliffs Inc.	17	166
Coeur d’Alene Mines Corp. (a)	12	51
Commercial Metals Co.	7	119
Compass Minerals International Inc.	2	104
Core Molding Technologies Inc.	—	1
Domtar Corp.	4	195
Eagle Materials Inc.	3	241
Element Solutions Inc. (a)	17	172
Ferro Corp. (a)	5	93
Ferroglobe Plc	5	11
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	9	—
Flotek Industries Inc. (a)	3	8
FutureFuel Corp.	3	40
GCP Applied Technologies Inc. (a)	4	112
Gold Resource Corp.	6	22
Graphic Packaging Holding Co.	18	229
Greif Inc. - Class A	2	77
Greif Inc. - Class B	1	31
Hawkins Inc.	1	32
Haynes International Inc.	1	45
HB Fuller Co.	3	145
Hecla Mining Co.	24	56
Ingevity Corp. (a)	1	129
Innophos Holdings Inc.	1	41
Innospec Inc.	2	135
Intrepid Potash Inc. (a)	10	38
Kaiser Aluminum Corp.	2	235
Koppers Holdings Inc. (a)	1	36
Kraton Corp. (a)	2	61
Kronos Worldwide Inc.	4	50
Louisiana-Pacific Corp.	8	186
LSB Industries Inc. (a)	1	8
Materion Corp.	1	76
McEwen Mining Inc.	4	6
Mercer International Inc.	5	61
Minerals Technologies Inc.	2	130
Myers Industries Inc.	3	47
Neenah Inc.	1	68
Nexa Resources SA	1	10
Northern Technologies International Corp.	1	21
Olin Corp.	10	228
Olympic Steel Inc.	1	10
Omnova Solutions Inc. (a)	4	28
Owens-Illinois Inc.	9	179
P.H. Glatfelter Co.	2	22
PolyOne Corp.	5	136
PQ Group Holdings Inc. (a)	4	54
Quaker Chemical Corp.	1	167
Rayonier Advanced Materials Inc.	3	36
Resolute Forest Products Inc.	4	32
Ryerson Holding Corp. (a)	3	22
Schnitzer Steel Industries Inc. - Class A	2	46
Schweitzer-Mauduit International Inc.	2	71
Scotts Miracle-Gro Co. - Class A	1	98
Sensient Technologies Corp.	3	183
Silgan Holdings Inc.	7	205
Stepan Co.	1	123
Summit Materials Inc. - Class A (a)	6	101
SunCoke Energy Inc. (a)	5	41
Synalloy Corp.	2	25
TimkenSteel Corp. (a)	6	63
Trecora Resources (a)	1	10
Tredegar Corp.	2	40
Trinseo SA	2	80
Tronox Holdings Plc	2	27
UFP Technologies Inc. (a)	1	23
United States Lime & Minerals Inc.	1	39

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
United States Steel Corp.	10	199
Univar Inc. (a)	9	204
Universal Stainless & Alloy Products Inc. (a)	1	17
US Concrete Inc. (a)	1	46
Valvoline Inc.	11	207
Venator Materials Plc (a)	2	12
Verso Corp. - Class A (a)	3	66
Warrior Met Coal Inc.	3	81
Worthington Industries Inc.	3	125
WR Grace & Co.	—	24

		7,482

Real Estate 0.8%
Altisource Portfolio Solutions SA (a)	1	23
Consolidated-Tomoka Land Co.	—	29
Drive Shack Inc. (a)	5	24
Forestar Group Inc. (a)	1	10
FRP Holdings Inc. (a)	1	30
Griffin Industrial Realty Inc.	1	30
HFF Inc. - Class A	2	112
Howard Hughes Corp. (a)	—	23
Kennedy-Wilson Holdings Inc.	8	175
Marcus & Millichap Inc. (a)	2	96
Maui Land & Pineapple Co. Inc. (a)	1	12
Newmark Group Inc. - Class A	6	54
Rafael Holdings Inc. - Class B (a)	1	10
RE/MAX Holdings Inc. - Class A	1	45
Realogy Holdings Corp.	5	56
Redfin Corp. (a)	2	39
RMR Group Inc. - Class A	1	58
St. Joe Co. (a)	3	56
Tejon Ranch Co. (a)	2	35

		917

Utilities 3.4%
Allete Inc.	2	173
American States Water Co.	3	181
AquaVenture Holdings Ltd. (a)	1	22
Artesian Resources Corp. - Class A	1	41
Atlantica Yield Plc	6	117
Avista Corp.	4	158
Black Hills Corp.	2	175
California Water Service Group	3	154
Chesapeake Utilities Corp.	1	98
Clearway Energy Inc. - Class A	2	29
Clearway Energy Inc. - Class C	5	70
Connecticut Water Services Inc.	1	58
El Paso Electric Co.	2	143
Genie Energy Ltd. - Class B	2	18
Hawaiian Electric Industries Inc.	5	194
MGE Energy Inc.	2	135
Middlesex Water Co.	1	57
New Jersey Resources Corp.	4	189
Northwest Natural Holding Co.	2	112
NorthWestern Corp.	3	220
ONE Gas Inc.	2	193
Ormat Technologies Inc.	3	169
Otter Tail Corp.	2	119
Pattern Energy Group Inc. - Class A	6	127
PNM Resources Inc.	5	224
Portland General Electric Co.	3	130
RGC Resources Inc.	—	12
SJW Corp.	2	100
South Jersey Industries Inc.	6	182
Southwest Gas Corp.	2	151
Spark Energy Inc. - Class A	1	7
Spire Inc.	3	255
TerraForm Power Inc. - Class A	7	89
Unitil Corp.	1	53
York Water Co.	1	38

		4,193

Total Common Stocks (cost $118,813)		122,249

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Communication Services 0.0%
GCI Liberty Inc. - Series A, 7.00%, (callable at 25 beginning 03/10/39) (d)	—	10

Total Preferred Stocks (cost $2)		10

RIGHTS 0.0%
A. Schulman Inc. (a) (c)	2	1
First Eagle Holdings Inc. (a) (c)	3	1

Total Rights (cost $1)		2

SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (e) (f)	340	340
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (e) (f)	2,115	2,115

Total Short Term Investments (cost $2,455)		2,455

Total Investments 101.7% (cost $121,271)		124,716
Other Assets and Liabilities, Net (1.7)%		(2,122)

Total Net Assets 100.0%		122,594

(a)	Non-income producing security.
(b)

Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d)	Perpetual security. Next contractual call date presented, if applicable.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.2%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 4.38%, 08/25/35 (a)	6,336	6,153
AIMCO CLO Corp.
Series 2014-AR-AA, 3.86%, (3M USD LIBOR + 1.10%), 07/20/26 (a) (b)	808	808
Series 2015-AR-AA, 3.64%, (3M USD LIBOR + 0.85%), 01/15/30 (a) (b)	1,000	995
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	7,075	7,081
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,832	3,661
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,527	2,527
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,521	2,200
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	18,019	12,982
Anchorage Capital CLO Ltd.
Series 2018-A1A-10A, 3.58%, (3M USD LIBOR + 1.20%), 10/15/31 (a) (b)	2,000	1,991
Apidos CLO XVI
Series 2013-A1R-16A, 3.74%, (3M USD LIBOR + 0.98%), 01/21/25 (a) (b)	539	539
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (b)	4,670	4,635
ArrowMark Colorado Holdings LLC
Series 2018-A1-9A, 3.91%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	2,500	2,464
Assurant CLO III Ltd.
Series 2018-A-2A, 3.99%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (b)	1,500	1,487
Assurant CLO IV Ltd.
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/20/30 (a) (b)	2,500	2,500
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.88%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	992
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.53%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (b)	2,785	2,795
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (b)	1,733	1,735
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	9,872	9,566
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	6,540	6,242
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 3.38%, 08/17/21 (b)	2,925	2,902
BBCMS Trust
Series 2015-D-STP, REMIC, 4.29%, 09/10/20 (a) (b)	2,300	2,300
Series 2017-C-DELC, REMIC, 3.68%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (b)	722	717
Series 2017-D-DELC, REMIC, 4.18%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (b)	823	821
Series 2017-E-DELC, REMIC, 4.98%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (b)	1,660	1,643
Series 2017-F-DELC, REMIC, 5.98%, (1M USD LIBOR + 3.50%), 08/15/19 (a) (b)	1,653	1,636
Series 2018-A-CBM, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 07/15/20 (a) (b)	2,389	2,373
Series 2018-A-BXH, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 10/15/20 (a) (b)	3,066	3,043
Series 2014-E-BXO, REMIC, 6.23%, (1M USD LIBOR + 3.75%), 08/15/27 (a) (b)	3,171	3,171
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	1,662	1,909
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.45%, 11/17/28 (a)	91,742	3,055
BHMS Mortgage Trust
Series 2018-A-ATLS, REMIC, 3.73%, (1M USD LIBOR + 1.25%), 07/15/20 (a) (b)	2,382	2,378
BX Trust
Series 2017-D-SLCT, 4.53%, (1M USD LIBOR + 2.05%), 07/15/19 (a) (b)	914	913
Series 2017-E-SLCT, 5.63%, (1M USD LIBOR + 3.15%), 07/15/19 (a) (b)	1,549	1,553

	Shares/Par[1]	Value ($)
Series 2018-A-GW, 3.28%, (1M USD LIBOR + 0.80%), 05/15/20 (a) (b)	2,264	2,243
Series 2018-D-GW, 4.25%, (1M USD LIBOR + 1.77%), 05/15/20 (a) (b)	198	198
Series 2018-A-IND, 3.23%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (b)	2,497	2,491
Series 2018-A-EXCL, REMIC, 3.57%, (1M USD LIBOR + 1.09%), 09/15/20 (a) (b)	2,893	2,888
California Street CLO IX LP
Series 2012-AR-9A, 4.23%, (3M USD LIBOR + 1.45%), 10/16/28 (a) (b)	2,050	2,050
Catamaran CLO Ltd.
Series 2018-A1-1A, 4.02%, (3M USD LIBOR + 1.25%), 10/27/31 (a) (b)	3,000	2,969
CBAM Ltd.
Series 2018-A-6A, 3.73%, (3M USD LIBOR + 0.94%), 07/15/31 (a) (b)	2,500	2,475
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,839	2,964
Interest Only, Series 2016-XA-C4, REMIC, 1.73%, 05/10/58 (a)	7,156	663
CFIP CLO Ltd.
Series 2013-AR-1A, 4.10%, (3M USD LIBOR + 1.34%), 04/20/29 (a) (b)	2,000	2,000
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	10,186	7,370
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,552	2,846
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,464	2,686
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.48%, (1M USD LIBOR + 3.00%), 11/15/19 (a) (b)	1,806	1,810
Series 2017-F-CSMO, REMIC, 6.22%, (1M USD LIBOR + 3.74%), 11/15/19 (a) (d) (e)	963	966
CIM Trust
Series 2017-B2-3RR, 10.09%, 01/25/57 (a) (b)	34,540	39,038
Series 2017-A1-6, 3.02%, 06/25/57 (a) (b)	11,492	11,247
Series 2016-B2-1RR, REMIC, 6.90%, 07/25/55 (a) (b)	25,000	25,141
Series 2016-B2-3RR, REMIC, 6.44%, 02/29/56 (a) (b)	25,000	25,298
Series 2016-B2-2RR, REMIC, 6.86%, 02/29/56 (a) (b)	25,000	25,378
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.21%, 04/12/24 (a)	25,540	1,242
Interest Only, Series 2016-XA-GC36, REMIC, 1.29%, 02/10/49 (a)	21,358	1,456
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/15/49 (a)	18,229	1,538
Citigroup Mortgage Loan Trust Inc.
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (b)	2,202	2,226
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,143	1,960
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,962	1,894
CLNS Trust
Series 2017-D-IKPR, 4.54%, (1M USD LIBOR + 2.05%), 06/13/19 (a) (b)	1,973	1,975
Series 2017-E-IKPR, 5.99%, (1M USD LIBOR + 3.50%), 06/13/19 (a) (b)	1,973	1,980
Series 2017-F-IKPR, 6.99%, (1M USD LIBOR + 4.50%), 06/13/19 (a) (d) (e)	1,973	1,980
Cloverleaf Cold Storage Trust
Series 2019-A-CHL2, 3.56%, (1M USD LIBOR + 1.08%), 03/15/21 (a) (b)	2,293	2,294
Series 2019-E-CHL2, 4.78%, (1M USD LIBOR + 2.30%), 03/15/21 (a) (d) (e)	2,293	2,294
Series 2019-F-CHL2, 5.23%, (1M USD LIBOR + 2.75%), 03/15/21 (a) (d) (e)	2,293	2,294
Cold Storage Trust
Series 2017-A-ICE3, 3.48%, (1M USD LIBOR + 1.00%), 04/15/24 (a) (b)	1,790	1,790
Series 2017-C-ICE3, 3.83%, (1M USD LIBOR + 1.35%), 04/15/24 (a) (b)	2,183	2,183
COMM Mortgage Trust
Series 2018-A-HCLV, 3.48%, (1M USD LIBOR + 1.00%), 09/15/20 (a) (b)	3,070	3,077

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (a)	2,047	2,141
Interest Only, Series 2016-XA-DC2, REMIC, 1.03%, 02/12/26 (a)	19,561	1,045
Series 2016-C-DC2, REMIC, 4.64%, 02/12/26 (a)	1,340	1,354
Interest Only, Series 2014-XA-CR17, REMIC, 1.05%, 05/10/47 (a)	33,768	1,278
Interest Only, Series 2015-XA-CR26, REMIC, 0.96%, 10/10/48 (a)	29,023	1,421
Series 2015-CMD-CR23, REMIC, 3.68%, 04/10/20 (a) (d) (e)	3,007	3,000
Series 2016-F-GCT, REMIC, 3.46%, 08/12/21 (a) (d) (e)	3,461	3,330
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.17%, 10/10/46 (a)	33,215	1,452
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.71%, 08/10/24 (a)	1,163	1,205
Interest Only, Series 2015-XA-DC1, REMIC, 1.13%, 02/10/48 (a)	28,798	1,210
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (b)	4,395	4,356
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28 (b)	1,112	1,121
Consumer Loan Underlying Bond Credit Trust
Series 2017-B-P1, 3.56%, 03/15/20 (b)	8,000	8,009
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.85%, 02/10/22 (a) (b)	2,000	2,020
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	5,038	2,862
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	8,120	6,783
Credit Suisse Mortgage Capital Certificates
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	4,680	3,747
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.48%, (1M USD LIBOR + 1.00%), 08/17/20 (a) (b)	3,080	3,070
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.91%, 01/17/25 (a)	20,348	794
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	1,911	1,961
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.50%, 05/25/19 (b) (c)	6,226	6,315
Series 2011-6A9-5R, REMIC, 3.97%, 11/27/37 (a) (b)	11,177	11,262
Series 2015-A1-PR2, REMIC, 7.25%, 07/26/55 (b) (c)	10,914	11,578
CSMCM Trust
Series 2018-CERT-SP3, 3.69%, 10/25/58 (a) (b)	38,792	36,738
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (b)	3,465	3,494
CVP CLO Ltd.
Series 2017-A-2A, 3.95%, (3M USD LIBOR + 1.19%), 01/20/31 (a) (b)	2,000	1,985
DB Master Finance LLC
Series 2015-A2II-1A, 3.98%, 02/22/22 (b)	2,400	2,393
Series 2019-A2I-1A, 3.79%, 02/20/24 (b) (f)	1,500	1,504
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.48%, 05/10/49 (a)	24,203	1,898
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	20,190	18,324
Elevation CLO Ltd.
Series 2017-A-7A, 4.01%, (3M USD LIBOR + 1.22%), 07/15/30 (a) (b)	2,500	2,486
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,651	3,477
FREMF Mortgage Trust
Interest Only, Series 2014-X2A-K503, REMIC, 0.10%, 08/25/19 (b)	161,041	31
Principal Only, Series 2014-D-K503, REMIC, 0.00%, 10/25/19 (d) (e)	42,571	41,432
Interest Only, Series 2014-X2B-K503, REMIC, 0.10%, 10/25/19 (b)	102,170	51

	Shares/Par[1]	Value ($)
Interest Only, Series 2012-X2B-K708, REMIC, 0.20%, 02/25/20 (b)	3,055	—
Principal Only, Series 2012-D-K708, REMIC, 0.00%, 02/25/45 (d) (e)	3,061	3,049
GCAT LLC
Series 2019-A1-1, 4.09%, 04/26/49 (b) (g)	11,300	11,300
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,292	5,076
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	11,027	10,651
GPMT Ltd.
Series 2019-A-FL2, 3.78%, 06/15/23 (b)	3,408	3,414
Series 2018-A-FL1, 3.39%, (1M USD LIBOR + 0.90%), 11/19/35 (a) (b)	1,877	1,874
Greywolf CLO VI Ltd.
Series 2018-A1-1A, 3.79%, 04/26/31 (b)	1,000	985
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.74%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	2,000	1,984
GS Mortgage Securities Trust
Series 2018-A-3PCK, 3.93%, (1M USD LIBOR + 1.45%), 09/15/21 (a) (b)	3,077	3,063
Interest Only, Series 2016-XA-GS3, 1.26%, 10/10/49 (a)	28,038	1,940
Interest Only, Series 2015-XA-GC34, REMIC, 1.33%, 10/10/25 (a)	24,307	1,595
Interest Only, Series 2014-XA-GC24, REMIC, 0.80%, 09/10/47 (a)	47,238	1,453
Interest Only, Series 2015-XA-GS1, REMIC, 0.80%, 11/10/48 (a)	34,067	1,494
Series 2018-A-LUAU, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 11/16/20 (a) (b)	3,201	3,186
Series 2018-F-FBLU, REMIC, 5.73%, 11/16/20 (b)	3,171	3,172
Series 2018-A-TWR, REMIC, 3.38%, (1M USD LIBOR + 0.90%), 07/15/21 (a) (b)	1,000	999
Series 2018-D-TWR, REMIC, 4.08%, (1M USD LIBOR + 1.60%), 07/15/21 (a) (b)	1,000	998
Series 2018-E-TWR, REMIC, 4.58%, (1M USD LIBOR + 2.10%), 07/15/21 (a) (b)	1,000	998
Series 2018-F-TWR, REMIC, 5.28%, (1M USD LIBOR + 2.80%), 07/15/21 (a) (b)	1,000	997
Series 2018-G-TWR, REMIC, 6.41%, (1M USD LIBOR + 3.92%), 07/15/21 (a) (b)	1,000	998
Interest Only, Series 2017-C-2, REMIC, 1.13%, 08/10/50 (a)	34,205	2,456
Interest Only, Series 2019-XA-GC38, REMIC, 0.97%, 02/10/52	43,814	3,376
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 5.68%, (3M USD LIBOR + 3.00%), 08/15/23 (a) (b)	500	500
Series 2013-C-2A, 5.44%, (3M USD LIBOR + 2.70%), 08/01/25 (a) (b)	250	250
Series 2013-D-2A, 6.54%, (3M USD LIBOR + 3.80%), 08/01/25 (a) (b)	1,000	1,000
Series 2014-A1R-1A, 3.91%, (3M USD LIBOR + 1.13%), 04/18/26 (a) (b)	439	439
Hardee’s Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	3,980	4,021
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (b)	6,230	6,359
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 5.13%, (1M USD LIBOR + 2.65%), 12/16/19 (a) (b)	3,425	3,444
Horizon Aircraft Finance I Ltd.
Series 2018-A-1, 4.46%, 12/15/25 (b)	5,885	5,999
Hunt CRE Ltd.
Series 2018-A-FL2, 3.56%, (1M USD LIBOR + 1.08%), 06/15/23 (a) (b)	3,016	3,009
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 4.23%, 09/25/36 (a)	3,490	3,341
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.48%, (3M USD LIBOR + 0.69%), 07/15/26 (a) (b)	269	268
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.92%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	3,000	2,974

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.65%, 07/15/24 (a)	2,000	2,041
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (a)	2,065	2,123
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	2,224	2,291
Interest Only, Series 2016-XA-C2, REMIC, 1.69%, 05/15/26 (a)	25,146	1,884
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-A-LAQ, 3.48%, (1M USD LIBOR + 1.00%), 06/15/20 (a) (b)	2,370	2,359
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	202	202
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a) (b)	3,075	3,039
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-B-FL10, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 06/17/19 (a) (b)	699	697
Series 2017-C-FL10, REMIC, 3.73%, (1M USD LIBOR + 1.25%), 06/17/19 (a) (b)	528	523
Series 2017-D-FL10, REMIC, 4.38%, (1M USD LIBOR + 1.90%), 06/17/19 (a) (b)	1,709	1,702
Series 2017-C-MAUI, REMIC, 3.74%, (1M USD LIBOR + 1.25%), 07/15/19 (a) (b)	753	752
Series 2017-D-MAUI, REMIC, 4.44%, (1M USD LIBOR + 1.95%), 07/15/19 (a) (b)	706	706
Series 2017-E-MAUI, REMIC, 5.44%, (1M USD LIBOR + 2.95%), 07/15/19 (a) (b)	625	626
Series 2017-F-MAUI, REMIC, 6.24%, (1M USD LIBOR + 3.75%), 07/15/19 (a) (d) (e)	880	881
Series 2007-AM-LDPX, REMIC, 5.32%, 01/15/49 (a)	151	151
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.03%, 03/26/37 (a) (b)	3,485	3,495
Kingsland VIII Ltd.
Series 2018-A-8A, 3.88%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (b)	2,000	1,979
KREF Ltd.
Series 2018-A-FL1, 3.58%, (1M USD LIBOR + 1.10%), 06/17/36 (a) (b)	3,156	3,151
KVK CLO Ltd.
Series 2013-AR-1A, 3.70%, (3M USD LIBOR + 0.90%), 01/14/28 (a) (b)	4,000	3,973
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	17,396	17,565
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (b)	623	624
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (b) (c)	8,069	8,057
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	908	830
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (b)	1,000	994
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/11/50 (a) (b)	44,890	1,968
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 6.21%, (3M USD LIBOR + 3.45%), 01/27/26 (a) (b)	500	500
Madison Park Funding XVIII Ltd.
Series 2015-DR-18A, 5.71%, (3M USD LIBOR + 2.95%), 10/21/30 (a) (b)	1,500	1,453
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 4.08%, (3M USD LIBOR + 1.32%), 10/28/25 (a) (b)	5,000	5,001
Marble Point CLO XIV Ltd.
Series 2018-A-2A, 4.05%, (3M USD LIBOR + 1.33%), 01/20/32 (a) (b)	2,500	2,494
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (b)	3,362	3,385
MASTR Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	5,265	4,912
Midocean Credit CLO IX
Series 2018-A1-9A, 3.91%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (b)	2,500	2,468

	Shares/Par[1]	Value ($)
Midocean Credit CLO VII
Series 2017-A1-7A, 4.11%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	5,000	5,000
MidOcean Credit CLO VIII
Series 2018-A1-8A, 3.79%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (b)	2,000	1,967
Monarch Beach Resort Trust
Series 2018-A-MBR, REMIC, 3.40%, (1M USD LIBOR + 0.92%), 07/15/20 (a) (b)	3,034	3,015
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,492
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,967
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,224
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	2,400
Interest Only, Series 2016-XA-C28, REMIC, 1.26%, 01/15/26 (a)	23,954	1,499
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	676	705
Interest Only, Series 2013-XA-C7, REMIC, 1.35%, 02/15/46 (a)	20,562	860
Interest Only, Series 2016-XA-C30, REMIC, 1.44%, 09/15/49 (a)	18,517	1,500
Series 2016-C-C31, REMIC, 4.32%, 10/19/26 (a)	2,960	2,968
Morgan Stanley Capital I Trust
Series 2018-A-SUN, REMIC, 3.38%, (1M USD LIBOR + 0.90%), 07/15/20 (a) (b)	2,389	2,365
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,457	950
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,895	1,460
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (b)	2,201	2,231
MP CLO III Ltd.
Series 2013-AR-1A, 4.01%, (3M USD LIBOR + 1.25%), 10/21/30 (a) (b)	4,000	3,972
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.67%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	2,000	1,991
MSCG Trust
Series 2018-A-SELF, 3.38%, (1M USD LIBOR + 0.90%), 10/15/20 (a) (b)	2,295	2,288
Nassau Ltd.
Series 2018-A-IA, 3.94%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	2,000	1,974
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 3.44%, (1M USD LIBOR + 0.95%), 01/17/22 (a) (b)	2,384	2,361
Series 2018-E-850T, REMIC, 4.44%, (1M USD LIBOR + 1.95%), 07/15/21 (a) (b)	2,183	2,177
New Residential Mortgage Loan Trust
Series 2019-A1-RPL1, 4.33%, 02/25/22 (b) (c)	25,307	25,421
Newtek Small Business Loan Trust
Series 2018-A-1, 4.19%, (1M USD LIBOR + 1.70%), 11/25/24 (a) (b)	4,734	4,734
NLY Commercial Mortgage Trust
Series 2019-AS-FL2, 4.08%, 12/15/22 (b)	3,371	3,375
Series 2019-B-FL2, 4.38%, 01/15/23 (b)	3,371	3,375
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 4.74%, 02/25/36 (a)	995	880
OFSI Fund V Ltd.
Series 2018-A-1A, 3.94%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	2,000	1,980
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/15/21 (b)	3,019	3,002
Palmer Square Loan Funding Ltd.
Series 2017-A1-1A, 3.53%, (3M USD LIBOR + 0.74%), 10/15/25 (a) (b)	3,166	3,153
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.51%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	2,500	2,474
Pikes Peak CLO III
Series 2019-A-3A, 0.00%, (3M USD LIBOR + 1.43%), 04/25/30 (a) (b)	3,500	3,497
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.91%, 09/25/47 (b)	9,596	8,968

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PRPM LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (b) (c)	10,610	10,542
Series 2018-A1-3A, 4.48%, 10/25/21 (b)	18,925	19,092
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.94%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	4,573	2,885
Interest Only, Series 2007-1A6-B, REMIC, 3.56%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	4,586	707
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	6,220	6,072
Residential Accredit Loans Inc. Trust
Series 2005-A41-QA10, REMIC, 5.16%, 09/25/35 (a)	1,460	1,302
Series 2006-A21-QA1, REMIC, 4.96%, 01/25/36 (a)	5,896	5,130
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,265	2,904
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,920	3,472
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,653	3,052
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,222	6,454
Series 2007-1A1-A3, REMIC, 2.94%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,691	3,488
Series 2007-1A2-A3, REMIC, 27.33%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	872	1,767
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	19,903	15,650
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	553	544
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,146	2,969
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,266	1,173
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,347	2,123
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	10,055	9,581
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,372	2,241
Rockford Tower CLO Ltd.
Series 2017-A-3A, 3.95%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (b)	1,000	997
Series 2018-A-1A, 3.74%, (3M USD LIBOR + 1.10%), 05/20/31 (a) (b)	3,000	2,965
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.43%, (1M USD LIBOR + 0.95%), 06/15/20 (a) (b)	1,485	1,485
Series 2017-B-ROSS, 3.73%, (1M USD LIBOR + 1.25%), 06/15/20 (a) (b)	1,485	1,479
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	10,000	9,947
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (b)	10,979	11,082
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21 (b)	1,616	1,623
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27 (b)	8,000	8,023
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.93%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	3,000	2,966
Sound Point CLO XXI Ltd.
Series 2018-A1A-21, 3.59%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (b)	3,250	3,223
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 11/25/23 (b)	4,541	4,535
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (b)	5,869	5,895
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 4.72%, 04/25/37 (a)	1,390	1,164
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.90%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,996
Series 2014-A-1RA, 3.83%, 04/21/31 (b)	2,000	1,985
Series 2016-1A, 3.73%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,000	1,974
Series 2019-B-1A, 0.00%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.53%, 11/25/35 (a)	7,493	6,918
Structured Asset Securities Corp.
Series 2005-4A1-16, REMIC, 4.66%, 09/25/35 (a)	9,090	7,691
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	8,535	7,565

	Shares/Par[1]	Value ($)
STWD Mortgage Trust
Series 2018-A-URB, 3.48%, (1M USD LIBOR + 1.00%), 05/17/21 (a) (b)	4,101	4,105
Taco Bell Funding LLC
Series 2018-A2I-1, 4.32%, 11/25/23 (b)	4,987	5,124
THL Credit Wind River CLO Ltd.
Series 2013-AR-2A, 4.01%, (3M USD LIBOR + 1.23%), 10/18/30 (a) (b)	2,645	2,626
Series 2014-AR-2A, 3.93%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	1,000	990
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (b)	4,150	4,466
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.59%, 06/17/50 (a)	20,333	1,940
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (b)	1,481	1,485
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25 (b)	4,000	4,014
Vantage Data Centers LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (b)	5,980	6,112
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a) (b)	7,533	7,770
Venture XXXIV CLO Ltd.
Series 2018-A-34A, 3.72%, 10/15/31 (b)	2,750	2,738
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,976
Series 2015-A1RR-3A, REMIC, 4.01%, 10/20/31 (b)	1,200	1,190
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (b) (c)	22,101	22,168
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 4.53%, (1M USD LIBOR + 2.05%), 06/15/29 (a) (b)	2,708	2,708
Series 2016-C-BOCA, REMIC, 4.98%, (1M USD LIBOR + 2.50%), 06/15/29 (a) (b)	2,291	2,292
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,076	1,774
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,707	3,260
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,519	2,452
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (b)	6,346	6,294
Wellfleet CLO Ltd.
Series 2017-A1-2A, 4.01%, (3M USD LIBOR + 1.25%), 10/20/29 (a) (b)	3,000	2,995
Series 2017-A1-3A, 3.92%, (3M USD LIBOR + 1.15%), 01/17/31 (a) (b)	3,250	3,212
Series 2018-A1-2A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	2,000	1,978
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.00%, 12/15/48 (a)	26,938	1,256
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	3,191	3,136
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,523	3,278
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,102	1,069
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	1,850	1,867
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (a)	2,031	1,932
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (a)	1,577	1,611
Series 2016-C-C34, REMIC, 5.03%, 04/17/26 (a)	2,855	3,001
Interest Only, Series 2015-XA-LC20, REMIC, 1.35%, 04/15/50 (a)	23,597	1,256
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (a)	15,072	1,280
Interest Only, Series 2017-XA-RC1, REMIC, 1.54%, 01/16/60 (a)	25,051	2,147
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	6,615	6,475
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,372	1,357
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,412	2,391

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Wells Fargo-RBS Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,479
Interest Only, Series 2014-XA-C19, REMIC, 1.06%, 03/15/47 (a)	20,470	790
Interest Only, Series 2014-XA-C25, REMIC, 0.89%, 11/15/47 (a)	28,368	1,026
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.70%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (b)	3,000	2,986
Willis Engine Securitization Trust
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,962	2,008
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 3.97%, (3M USD LIBOR + 1.20%), 07/27/26 (a) (b)	4,328	4,328
Zais CLO 5 Ltd.
Series 2016-A1-2A, 4.32%, (3M USD LIBOR + 1.53%), 10/16/28 (a) (b)	2,000	1,998

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,088,705)		1,103,512

GOVERNMENT AND AGENCY OBLIGATIONS 47.7%
Collateralized Mortgage Obligations 27.2%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	9,818	9,893
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,181
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,819
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,170
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,202
Series A-4377, REMIC, 3.00%, 06/15/39	11,816	11,824
Series BK-4469, REMIC, 3.00%, 08/15/39	8,982	8,997
Series JA-3818, REMIC, 4.50%, 01/15/40	169	170
Series TB-4419, REMIC, 3.00%, 02/15/40	47	47
Series GA-4376, REMIC, 3.00%, 04/15/40	10,301	10,354
Series NY-4390, REMIC, 3.00%, 06/15/40	10,010	10,062
Series MA-4391, REMIC, 3.00%, 07/15/40	9,820	9,871
Interest Only, Series SP-3770, REMIC, 4.02%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	2,407	208
Interest Only, Series SM-3780, REMIC, 4.02%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	12,456	2,143
Series KA-4366, REMIC, 3.00%, 03/15/41	10,009	10,068
Series SL-4061, REMIC, 2.70%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,412
Series B-4481, REMIC, 3.00%, 12/15/42	19,278	19,379
Series CS-4156, REMIC, 2.41%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	4,636
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,634	10,190
Series ZX-4404, REMIC, 4.00%, 04/15/44	58,451	62,221
Series CA-4573, REMIC, 3.00%, 11/15/44	32,615	32,688
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,769	1,921
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,156	11,496
Series HA-4582, REMIC, 3.00%, 09/15/45	22,871	22,949
Interest Only, Series MS-4291, REMIC, 3.42%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	5,407	776
Series A-4734, REMIC, 3.00%, 07/15/42	26,253	26,337
Series KM-4141, REMIC, 1.75%, 12/15/42	25,224	23,812
Series DA-4464, REMIC, 2.50%, 01/15/43	3,573	3,320
Series EC-4745, REMIC, 3.00%, 12/15/44	17,073	17,057
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 4.19%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,766	145
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	5,170	5,004
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,808	1,804
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,070
Interest Only, Series 2005-S-2, REMIC, 4.11%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	7,205	1,164
Interest Only, Series 2011-PS-84, REMIC, 4.11%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	11,621	771
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,175	1,231
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	9,529	9,571
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	5,097	4,968
Interest Only, Series 2011-ES-93, REMIC, 4.01%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	2,092	352
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,990	2,103
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,984	2,093

	Shares/Par[1]	Value ($)
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,211	11,717
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	14,389	14,415
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,612	15,681
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	17,452	17,450
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,140	4,014
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,830	16,831
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,418	10,822
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	25,911	25,640
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	32,833	32,887
Series 2016-A-9, REMIC, 3.00%, 09/25/43	7,726	7,742
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	20,081	20,197
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	9,010	9,012
Series 2018-C-33, REMIC, 3.00%, 05/25/48	50,309	50,321
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	19,028	19,021
Series 2018-A-64, REMIC, 3.00%, 09/25/48	24,353	24,322
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	10,000	9,927
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 3.61%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	7,670	514

		680,992
Mortgage-Backed Securities 20.5%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 09/01/45	147,784	147,771
4.00%, 09/01/43 - 02/01/44	10,140	10,614
3.00%, 04/01/45	26,153	26,158
3.50%, 02/01/46 - 01/01/48	42,746	43,660
REMIC, 3.00%, 06/15/44	8,948	8,997
Federal National Mortgage Association
4.50%, 04/01/26	3,241	3,367
3.00%, 03/01/35 - 02/01/47	125,268	124,890
3.50%, 09/01/43 - 04/01/48	71,922	73,116
4.00%, 08/01/47 - 06/01/48	60,644	62,687
Government National Mortgage Association
3.50%, 10/20/45	10,799	10,952

		512,212

Total Government And Agency Obligations (cost $1,186,518)		1,193,204

SHORT TERM INVESTMENTS 8.1%
Investment Companies 8.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (h) (i)	201,680	201,680

Total Short Term Investments (cost $201,680)		201,680

Total Investments 100.0% (cost $2,476,903)		2,498,396
Other Assets and Liabilities, Net 0.0%		44

Total Net Assets 100.0%		2,498,440

(a)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $717,070 and 28.7%, respectively.

(c)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

(f)	All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $1,500.
(g)

Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting

Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.22%, 11/15/19	12/04/17	962	966	0.1
CLNS Trust, Series 2017-F-IKPR, 6.99%, 06/13/19	05/19/17	1,973	1,980	0.1
Cloverleaf Cold Storage Trust, Series 2019-E-CHL2, 4.78%, 03/15/21	03/18/19	2,293	2,294	0.1
Cloverleaf Cold Storage Trust, Series 2019-F-CHL2, 5.23%, 03/15/21	03/18/19	2,293	2,294	0.1
COMM Mortgage Trust, Series 2015-CMD-CR23 REMIC, 3.68%, 04/10/20	11/12/18	2,986	3,000	0.1
COMM Mortgage Trust, Series 2016-F-GCT REMIC, 3.46%, 08/12/21	11/12/18	3,303	3,330	0.1
FREMF Mortgage Trust, Series 2014-D-K503 REMIC - Principal Only, 0.00%, 10/25/19	07/18/18	41,294	41,432	1.7
FREMF Mortgage Trust, Series 2012-D-K708 REMIC - Principal Only, 0.00%, 02/25/45	08/03/18	3,002	3,049	0.1
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-F-MAUI REMIC, 6.24%, 07/15/19	07/25/17	880	881	—

		58,986	59,226	2.4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 1.6%
China 0.6%
21Vianet Group Inc.
7.00%, 08/17/20	400	400
China Evergrande Group
8.75%, 06/28/25	390	370
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22	410	402
KWG Property Holding Ltd.
6.00%, 09/15/22	200	197
Shanghai eHi Car Rental Co. Ltd.
5.88%, 08/14/22	200	187

		1,556
Colombia 0.2%
Frontera Energy Corp.
9.70%, 06/25/23	380	396
Ecuador 0.0%
Noble Sovereign Funding I Ltd.
8.23%, (3M USD LIBOR + 5.63%), 09/24/19 (a)	142	141
Georgia 0.3%
Silknet JSC
11.00%, 04/02/24	709	713
Honduras 0.2%
Inversiones Atlantida SA
8.25%, 07/28/22	511	519
India 0.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	200	188
Indonesia 0.1%
Jasa Marga Persero Tbk PT
7.50%, 12/11/20, IDR	2,660,000	180
Mongolia 0.1%
Development Bank of Mongolia LLC
7.25%, 10/23/23	292	303

Total Corporate Bonds And Notes (cost $3,929)		3,996

SENIOR LOAN INTERESTS 5.3%
Barbados 0.8%
Barbados
Term Loan, 0.00%, 12/20/19 (b) (c) (d) (e)	3,440	1,978
Ethiopia 0.6%
Ethiopian Railways Corp.
Term Loan, 6.56%, (3M LIBOR + 3.75%), 08/01/21 (a) (d)	1,500	1,440
Kenya 1.0%
Kenya
Term Loan, 0.00%, (3M LIBOR + 6.45%), 06/29/25 (a) (d) (f)	2,500	2,492
Tanzania 2.9%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 8.11%, (6M LIBOR + 5.20%), 06/26/22 (a) (d)	5,050	5,166
Tanzania Republic
Term Loan, 8.09%, (6M LIBOR + 5.20%), 05/23/23 (a) (d)	1,940	1,976

		7,142

Total Senior Loan Interests (cost $14,359)		13,052

GOVERNMENT AND AGENCY OBLIGATIONS 63.9%
Argentina 4.5%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	201	167
7.63%, 04/22/46	2,146	1,679
6.25%, 11/09/47, EUR	6,796	5,444
6.88%, 01/11/48	4,261	3,111
City of Buenos Aires, Argentina
42.42%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (a)	1,347	28

	Shares/Par[1]	Value ($)
Provincia de Buenos Aires
50.20%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (a)	3,908	86
45.74%, (Argentina Deposit Rates Badlar + 3.75%), 04/12/25, ARS (a) (g)	16,335	373

		10,888
Bahrain 6.2%
Bahrain Government International Bond
6.13%, 08/01/23	1,498	1,565
7.00%, 10/12/28	3,432	3,672
6.75%, 09/20/29	1,314	1,380
7.50%, 09/20/47	7,521	8,000
CBB International Sukuk Co. SPC
6.88%, 10/05/25	475	514

		15,131
Barbados 1.3%
Barbados Government International Bond
0.00%, 12/05/35 (b) (c)	5,386	3,124
Benin 1.3%
Benin Government International Bond
5.75%, 03/26/26, EUR	2,860	3,178
Costa Rica 1.1%
Costa Rica Government International Bond
9.20%, 02/23/22 - 02/21/24	2,612	2,603
Dominican Republic 2.4%
Dominican Republic International Bond
8.90%, 02/15/23, DOP	152,550	2,946
10.75%, 08/11/28, DOP	148,700	3,024

		5,970
El Salvador 3.6%
El Salvador Government International Bond
7.75%, 01/24/23	2,532	2,678
5.88%, 01/30/25	162	157
6.38%, 01/18/27	439	431
8.63%, 02/28/29	3,042	3,350
8.25%, 04/10/32	1,975	2,135

		8,751
Iceland 4.0%
Iceland Rikisbref
6.25%, 02/05/20, ISK	6,393	53
7.25%, 10/26/22, ISK	53,070	470
8.00%, 06/12/25, ISK	39,260	378
5.00%, 11/15/28, ISK	155,234	1,306
6.50%, 01/24/31, ISK	781,380	7,484

		9,691
Indonesia 1.9%
Indonesia Treasury Bond
6.13%, 05/15/28, IDR	26,945,000	1,707
8.25%, 05/15/36, IDR	31,378,000	2,226
7.50%, 08/15/32 - 05/15/38, IDR	11,243,000	743

		4,676
Lebanon 0.6%
Lebanon Government International Bond
6.60%, 11/27/26	1,743	1,394
6.85%, 03/23/27	241	193

		1,587
Macedonia 1.9%
Macedonia Government International Bond
4.88%, 12/01/20, EUR	3,872	4,629
Mongolia 1.1%
Mongolia Government International Bond
5.13%, 12/05/22	219	219
5.63%, 05/01/23	514	518
8.75%, 03/09/24	1,738	1,949

		2,686
New Zealand 5.7%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (h)	3,942	3,530
2.50%, 09/20/35 - 09/20/40, NZD (h)	11,635	10,310

		13,840

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Serbia 16.5%
Serbia Treasury Bond
10.00%, 09/11/21 - 02/05/22, RSD	1,022,230	11,315
5.75%, 07/21/23, RSD	1,952,930	19,908
5.88%, 02/08/28, RSD	882,540	8,969

		40,192
Sri Lanka 5.3%
Sri Lanka Government Bond
9.00%, 05/01/21, LKR	133,000	735
11.00%, 08/01/21 - 08/01/25, LKR	135,710	777
9.45%, 10/15/21, LKR	479,000	2,655
11.20%, 07/01/22, LKR	56,460	325
10.00%, 10/01/22 - 03/15/23, LKR	783,560	4,350
11.50%, 12/15/21 - 05/15/23, LKR	26,000	150
10.20%, 07/15/23, LKR	427,000	2,371
11.40%, 01/01/24, LKR	160,000	923
11.00%, 08/01/24, LKR	41,000	232
10.25%, 03/15/25, LKR	56,730	311
11.50%, 09/01/28, LKR	25,000	143

		12,972
Thailand 1.2%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (i)	95,651	2,827
Ukraine 4.2%
Ukraine Government International Bond
15.70%, 01/20/21, UAH	44,060	1,555
18.00%, 03/24/21, UAH	40,048	1,468
9.75%, 11/01/28	7,107	7,320

		10,343
United States of America 1.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series C11-362, 4.00%, 12/15/47	1,057	190
Interest Only, Series S-4070, REMIC, 3.62%, (6.10% - (1M USD LIBOR * 1)), 06/15/32 (a)	2,307	351
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 3.71%, (6.20% - (1M USD LIBOR * 1)), 03/25/33 (a)	847	120
Interest Only, Series 2010-SJ-124, REMIC, 3.56%, (6.05% - (1M USD LIBOR * 1)), 11/25/38 (a)	1,226	62
Interest Only, Series 2012-SK-150, REMIC, 3.66%, (6.15% - (1M USD LIBOR * 1)), 01/25/43 (a)	2,228	278
Interest Only, Series 2018-45-GI, REMIC, 4.00%, 06/25/48	6,666	1,291
Interest Only, Series 2018-BI-58, REMIC, 4.00%, 08/25/48	2,438	421

		2,713

Total Government And Agency Obligations (cost $155,515)		155,801

COMMON STOCKS 5.9%
Cyprus 0.3%
Bank of Cyprus Holdings Plc (b)	491	728
Iceland 3.0%
Arion Bank hf	2,033	1,224
Eik Fasteignafelag hf	6,923	459
Eimskipafelag Islands hf	566	791
Festi hf (b)	468	429
Hagar hf	2,638	930
Reginn hf (b)	2,692	434
Reitir Fasteignafelag hf	1,611	935
Siminn hf	42,128	1,327
Sjova-Almennar Tryggingar hf	4,684	620
Tryggingamidstodin hf	721	178

		7,327
Mongolia 0.4%
Mongolian Mining Corp. (b)	8,855	161
Turquoise Hill Resources Ltd. (b)	456	757

		918
Serbia 0.1%
Komercijalna banka ad Beograd (b)	5	143

	Shares/Par[1]	Value ($)
Singapore 0.6%
Yoma Strategic Holdings Ltd.	6,170	1,506
Vietnam 1.5%
Bank for Foreign Trade of Vietnam JSC	88	255
Bank for Investment and Development of Vietnam JSC (b)	67	104
Bao Viet Holdings	23	93
Binh Minh Plastics JSC	37	77
Coteccons Construction JSC	19	118
Danang Rubber JSC	10	9
Domesco Medical Import Export JSC	11	35
HA TIEN 1 Cement JSC	31	20
Hoa Phat Group JSC (b)	126	175
Hoa Sen Group	23	9
KIDO Group Corp.	53	49
KinhBac City Development Share Holding Corp. (b)	74	47
Masan Group Corp. (b)	80	290
PetroVietnam Drilling and Well Services JSC (b)	38	29
PetroVietnam Fertilizer & Chemicals JSC	55	47
PetroVietnam Gas JSC	24	100
PetroVietnam Nhon Trach 2 Power JSC	127	147
PetroVietnam Technical Service JSC	97	86
Pha Lai Thermal Power JSC	31	33
Refrigeration Electrical Engineering Corp.	37	51
Saigon - Hanoi Commercial JSB (b)	135	44
Saigon Securities Inc.	96	112
Saigon Thuong Tin Commercial JSB (b)	213	112
Tan Tao Investment & Industry JSC (b)	153	21
Viet Capital Securities JSC	61	99
Vietnam Dairy Products JSC	58	338
Vietnam JSC Bank for Industry and Trade (b)	21	20
Vietnam Prosperity JSC Bank (j)	82	76
Vietnam Technological & Commercial JSC Bank (b) (j)	110	130
Vingroup JSC (b)	194	969

		3,695

Total Common Stocks (cost $16,986)		14,317

SHORT TERM INVESTMENTS 16.7%
Treasury Securities 16.7%
Egypt Treasury Bill
17.09%, 04/02/19, EGP (k)	19,750	1,139
16.59%, 04/23/19, EGP (k)	34,500	1,969
17.14%, 06/04/19, EGP (k)	39,200	2,195
16.93%, 07/30/19, EGP (k)	12,400	677
15.79%, 08/06/19, EGP (k)	14,350	781
0.00%, 10/01/19, EGP (k)	20,875	1,109
Georgia Treasury Bill
6.78%, 05/16/19 - 06/13/19, GEL (k)	2,760	1,015
6.19%, 07/04/19, GEL (k)	2,533	925
6.73%, 07/18/19, GEL (k)	1,705	621
Nigeria Government International Bond
14.15%, 02/06/20, NGN (k)	66,230	163
13.99%, 02/20/20, NGN (k)	33,120	81
Nigeria OMO Bill
11.74%, 06/06/19 - 06/13/19, NGN (k)	2,181,820	5,911
13.29%, 08/29/19, NGN (k)	527,510	1,384
13.30%, 09/12/19, NGN (k)	775,760	2,023
12.88%, 09/19/19, NGN (k)	868,470	2,257
13.17%, 09/26/19, NGN (k)	219,416	569
12.95%, 10/10/19, NGN (k)	964,665	2,488
13.88%, 02/27/20, NGN (k)	993,510	2,433
12.93%, 03/05/20, NGN (k)	975,120	2,374
Nigeria Treasury Bill
14.07%, 02/20/20, NGN (k)	99,350	243
U.S. Treasury Bill
2.37%, 04/04/19 (k) (l)	4,000	3,999
2.42%, 04/11/19 (k) (l)	4,500	4,497

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
2.43%, 04/16/19 (k)	2,000	1,998

Total Short Term Investments (cost $40,631)		40,851

Total Investments 93.4% (cost $231,420)		228,017
Total Purchased Options 2.7% (cost $6,928)		6,666
Other Derivative Instruments (0.8)%		(1,908)
Other Assets and Liabilities, Net 4.7%		11,240

Total Net Assets 100.0%		244,015

(a)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)	Non-income producing security.
(c)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.1% of the Fund’s net assets.
(d)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(f)	This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.
(g)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $373 and 0.2%, respectively.

(h)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(i)	Treasury inflation indexed note, par amount is adjusted for inflation.
(j)

Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k)	The coupon rate represents the yield to maturity.
(l)	All or a portion of the security is pledged or segregated as collateral.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Tokyo Price Index	25	June 2019	JPY	400,422	19	(22)

Short Contracts
5-Year USD Deliverable Interest Rate Swap	(3)	June 2019		(306)	1	(4)
Euro-Bobl	(31)	June 2019	EUR	(4,102)	(1)	(29)
Euro-OAT	(91)	June 2019	EUR	(14,410)	9	(444)

					9	(477)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Non-Deliverable Forward Contracts

Notional Purchased[1]		Notional Sold[1]		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
AUD	3,133		2,248	05/01/19	7	(23)
PHP	14,451		274	05/09/19	1	—
	8,041	NZD	11,750	05/01/19	(24)	37
	10,053	EUR	8,729	05/01/19	12	235

					(4)	249

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.99	(S)	06/22/23	315	1	(8)
3M LIBOR (Q)	Receiving	3.11	(S)	09/27/23	485	1	(17)
3M LIBOR (Q)	Receiving	3.09	(S)	09/28/23	460	1	(16)
3M LIBOR (Q)	Receiving	3.08	(S)	10/02/23	150	—	(5)
3M LIBOR (Q)	Receiving	3.06	(S)	10/02/23	600	1	(20)
3M LIBOR (Q)	Receiving	3.08	(S)	10/03/23	383	1	(13)
3M LIBOR (Q)	Receiving	3.18	(S)	10/12/23	461	1	(18)
3M LIBOR (Q)	Receiving	3.14	(S)	10/13/23	213	—	(8)
3M LIBOR (Q)	Receiving	3.12	(S)	10/16/23	211	—	(8)
3M LIBOR (Q)	Receiving	3.15	(S)	10/18/23	211	—	(8)
3M LIBOR (Q)	Receiving	3.15	(S)	10/19/23	279	1	(10)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	3.19	(S)	10/23/23	232	—	(9)
3M LIBOR (Q)	Receiving	3.19	(S)	10/23/23	527	1	(18)
3M LIBOR (Q)	Receiving	3.15	(S)	10/25/23	411	1	(15)
3M LIBOR (Q)	Receiving	3.09	(S)	10/31/23	225	—	(8)
3M LIBOR (Q)	Receiving	2.22	(S)	03/28/24	597	1	2
3M LIBOR (Q)	Receiving	2.64	(S)	02/05/26	71	—	(1)
3M LIBOR (Q)	Receiving	2.58	(S)	02/12/26	320	1	(5)
3M LIBOR (Q)	Receiving	2.62	(S)	02/17/26	160	—	(3)
3M LIBOR (Q)	Receiving	2.60	(S)	03/01/26	535	1	(10)
3M LIBOR (Q)	Receiving	2.18	(S)	09/19/27	1,777	4	25
3M LIBOR (Q)	Receiving	2.68	(S)	01/30/28	1,975	4	(48)
3M LIBOR (Q)	Receiving	2.72	(S)	01/31/28	140	—	(4)
3M LIBOR (Q)	Receiving	2.74	(S)	02/01/28	2,985	7	(87)
3M LIBOR (Q)	Receiving	2.84	(S)	02/09/28	93	—	(4)
3M LIBOR (Q)	Receiving	2.80	(S)	04/13/28	100	—	(3)
3M LIBOR (Q)	Receiving	2.94	(S)	06/27/28	260	1	(12)
3M LIBOR (Q)	Receiving	3.13	(S)	09/28/28	680	2	(43)
3M LIBOR (Q)	Receiving	3.11	(S)	10/02/28	569	1	(35)
3M LIBOR (Q)	Receiving	3.12	(S)	10/02/28	922	2	(58)
3M LIBOR (Q)	Receiving	3.14	(S)	10/03/28	236	1	(15)
3M LIBOR (Q)	Receiving	3.11	(S)	10/04/28	866	2	(54)
3M LIBOR (Q)	Receiving	3.19	(S)	10/05/28	306	1	(21)
3M LIBOR (Q)	Receiving	3.24	(S)	10/09/28	279	1	(20)
3M LIBOR (Q)	Receiving	3.27	(S)	10/10/28	119	—	(9)
3M LIBOR (Q)	Receiving	3.27	(S)	10/12/28	135	—	(10)
3M LIBOR (Q)	Receiving	2.72	(S)	01/15/29	558	1	(16)
3M LIBOR (Q)	Receiving	2.72	(S)	01/17/29	159	—	(4)
3M LIBOR (Q)	Receiving	2.76	(S)	01/18/29	177	—	(6)
3M LIBOR (Q)	Receiving	2.75	(S)	01/18/29	444	1	(14)
3M LIBOR (Q)	Receiving	2.76	(S)	01/22/29	412	1	(13)
3M LIBOR (Q)	Receiving	2.77	(S)	01/24/29	177	—	(6)
3M LIBOR (Q)	Receiving	2.79	(S)	01/29/29	680	1	(23)
3M LIBOR (Q)	Receiving	2.76	(S)	01/30/29	650	1	(21)
3M LIBOR (Q)	Receiving	2.72	(S)	01/31/29	150	—	(5)
3M LIBOR (Q)	Receiving	2.76	(S)	02/01/29	286	1	(9)
3M LIBOR (Q)	Receiving	2.72	(S)	02/05/29	553	1	(16)
3M LIBOR (Q)	Receiving	2.73	(S)	03/06/29	460	1	(14)
3M LIBOR (Q)	Receiving	2.75	(S)	03/07/29	318	1	(10)
3M LIBOR (Q)	Receiving	2.70	(S)	03/11/29	417	1	(11)
3M LIBOR (Q)	Receiving	2.70	(S)	03/11/29	432	1	(12)
3M LIBOR (Q)	Receiving	2.99	(S)	07/03/38	297	—	(5)
3M LIBOR (Q)	Receiving	2.98	(S)	07/05/38	414	—	(7)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38	414	—	(8)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38	539	—	(10)
3M LIBOR (Q)	Receiving	2.98	(S)	07/06/38	580	—	(10)
3M LIBOR (Q)	Receiving	2.97	(S)	07/07/38	893	—	(14)
3M LIBOR (Q)	Receiving	3.04	(S)	12/21/38	1,961	—	(41)
3M LIBOR (Q)	Receiving	2.80	(S)	03/27/39	1,414	—	(7)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39	1,695	—	(7)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39	2,894	2	(11)
3M LIBOR (Q)	Receiving	2.78	(S)	04/04/39	416	3	3
3M LIBOR (Q)	Receiving	3.14	(S)	09/25/48	320	1	(39)
3M LIBOR (Q)	Receiving	3.12	(S)	10/01/48	754	2	(88)
3M LIBOR (Q)	Receiving	3.12	(S)	10/02/48	870	2	(100)
3M LIBOR (Q)	Receiving	3.15	(S)	10/03/48	152	—	(19)
3M LIBOR (Q)	Receiving	3.13	(S)	10/04/48	163	—	(19)
3M LIBOR (Q)	Receiving	3.21	(S)	10/05/48	923	2	(125)
3M LIBOR (Q)	Receiving	3.29	(S)	10/09/48	327	1	(50)
3M LIBOR (Q)	Receiving	3.26	(S)	10/09/48	738	2	(108)
3M LIBOR (Q)	Receiving	3.30	(S)	10/13/48	349	1	(54)
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49	744	7	7
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49	1,240	12	12
3M LIBOR (Q)	Receiving	2.65	(S)	04/04/59	413	3	3
3M LIBOR (Q)	Receiving	2.64	(S)	04/04/59	786	5	5
3M LIBOR (Q)	Paying	1.43	(S)	10/28/20	2,230	(1)	(36)
3M LIBOR (Q)	Paying	1.54	(S)	11/05/20	2,295	(1)	(33)
3M LIBOR (Q)	Paying	1.56	(S)	11/09/20	2,221	(1)	(32)
3M LIBOR (Q)	Paying	1.11	(S)	02/23/21	1,343	(1)	(32)
3M LIBOR (Q)	Paying	1.17	(S)	02/25/21	1,303	(1)	(30)
3M LIBOR (Q)	Paying	1.59	(S)	04/12/26	1,275	(2)	(61)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	1.59	(S)	04/12/26		935	(2)	(45)
3M LIBOR (Q)	Paying	1.66	(S)	05/09/26		901	(2)	(39)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	(S)	05/11/27	NZD	9,850	34	(741)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	(S)	06/26/27	NZD	12,230	42	(720)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	(S)	01/09/28	NZD	7,000	26	(405)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	(S)	06/07/28	NZD	3,000	12	(196)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.49	(S)	02/22/29	NZD	1,190	5	(25)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.50	(S)	02/22/29	NZD	1,400	6	(30)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.96	(S)	04/29/24	NZD	6,530	(13)	720
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	5,278	(14)	436
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	3,210	(8)	266
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.78	(S)	12/19/46	JPY	241,860	4	(177)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.89	(S)	09/18/47	JPY	1,000	—	(1)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.89	(S)	09/18/47	JPY	225,000	4	(217)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.95	(S)	12/18/47	JPY	44,808	1	(50)
6M BUBOR (S)	Receiving	1.27	(A)	12/13/21	HUF	406,479	2	(19)
6M BUBOR (S)	Receiving	1.46	(A)	01/12/22	HUF	753,650	3	(49)
6M BUBOR (S)	Receiving	1.44	(A)	01/13/22	HUF	693,350	3	(43)
6M BUBOR (S)	Receiving	1.25	(A)	02/06/23	HUF	650,326	4	(23)
6M BUBOR (S)	Receiving	1.27	(A)	02/07/23	HUF	631,444	4	(23)
6M BUBOR (S)	Receiving	1.19	(A)	03/12/23	HUF	192,000	1	(4)
6M BUBOR (S)	Receiving	1.89	(A)	06/18/23	HUF	181,774	1	(22)
6M BUBOR (S)	Receiving	1.94	(A)	08/01/26	HUF	448,000	8	(33)
6M BUBOR (S)	Receiving	1.94	(A)	09/21/26	HUF	171,688	3	(12)
6M BUBOR (S)	Receiving	1.93	(A)	09/21/26	HUF	176,090	3	(12)
6M BUBOR (S)	Receiving	1.89	(A)	09/21/26	HUF	434,356	8	(25)
6M BUBOR (S)	Receiving	2.14	(A)	10/13/26	HUF	174,916	3	(21)
6M BUBOR (S)	Receiving	2.08	(A)	10/28/26	HUF	181,556	3	(19)
6M BUBOR (S)	Receiving	2.18	(A)	11/03/26	HUF	182,148	3	(24)
6M BUBOR (S)	Receiving	2.15	(A)	11/07/26	HUF	178,600	3	(22)
6M BUBOR (S)	Receiving	2.12	(A)	11/08/26	HUF	177,417	3	(20)
6M BUBOR (S)	Receiving	2.14	(A)	11/10/26	HUF	488,487	9	(58)
6M BUBOR (S)	Receiving	2.09	(A)	02/07/28	HUF	114,925	3	(7)
6M BUBOR (S)	Receiving	2.82	(A)	06/15/28	HUF	72,386	2	(21)
6M BUBOR (S)	Receiving	2.97	(A)	06/18/28	HUF	170,084	4	(57)
6M EURIBOR (S)	Receiving	0.25	(A)	09/20/22	EUR	2,238	—	(39)
6M EURIBOR (S)	Receiving	0.95	(A)	04/12/28	EUR	159	—	(9)
6M EURIBOR (S)	Receiving	1.36	(A)	04/05/48	EUR	625	5	(75)
6M EURIBOR (S)	Receiving	1.60	(A)	05/18/48	EUR	731	6	(115)
6M EURIBOR (S)	Receiving	1.59	(A)	05/24/48	EUR	100	1	(16)
6M EURIBOR (S)	Receiving	1.54	(A)	05/29/48	EUR	702	6	(99)
6M EURIBOR (S)	Receiving	1.46	(A)	05/31/48	EUR	137	1	(16)
6M EURIBOR (S)	Paying	0.98	(A)	03/29/28	EUR	4,600	(6)	278
6M EURIBOR (S)	Paying	1.05	(A)	04/25/28	EUR	8,400	(10)	570
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	2,796	(4)	(98)
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	3,150	(4)	(111)
6M PRIBOR (S)	Receiving	2.16	(A)	07/31/28	CZK	97,600	(8)	(148)
6M PRIBOR (S)	Receiving	2.23	(A)	08/03/28	CZK	26,350	(2)	(48)
6M PRIBOR (S)	Receiving	2.21	(A)	08/06/28	CZK	32,470	(3)	(56)
6M PRIBOR (S)	Receiving	2.25	(A)	08/07/28	CZK	92,220	(9)	(175)
6M PRIBOR (S)	Receiving	2.22	(A)	08/10/28	CZK	9,540	(1)	(17)
6M PRIBOR (S)	Receiving	2.19	(A)	08/16/28	CZK	22,849	(2)	(38)
6M PRIBOR (S)	Receiving	2.23	(A)	08/17/28	CZK	77,100	(7)	(144)
6M PRIBOR (S)	Receiving	2.23	(A)	08/20/28	CZK	45,330	(4)	(83)
6M PRIBOR (S)	Receiving	2.24	(A)	08/21/28	CZK	45,696	(4)	(85)
6M PRIBOR (S)	Receiving	2.32	(A)	08/23/28	CZK	64,305	(7)	(141)
6M PRIBOR (S)	Receiving	2.20	(A)	09/08/28	CZK	46,490	(4)	(79)
6M PRIBOR (S)	Receiving	1.85	(A)	02/22/29	CZK	17,390	—	(5)
6M PRIBOR (S)	Receiving	1.90	(A)	02/25/29	CZK	24,350	(1)	(12)
6M PRIBOR (S)	Paying	2.06	(A)	07/30/22	CZK	76,290	—	14
6M PRIBOR (S)	Paying	2.07	(A)	07/31/22	CZK	248,573	—	50

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M PRIBOR (S)	Paying	2.11	(A)	08/03/22	CZK	67,110	—	18
6M PRIBOR (S)	Paying	2.08	(A)	08/06/22	CZK	82,220	—	19
6M PRIBOR (S)	Paying	2.06	(A)	08/16/22	CZK	57,144	—	12
6M PRIBOR (S)	Paying	2.11	(A)	08/17/22	CZK	158,400	—	45
6M PRIBOR (S)	Paying	2.10	(A)	08/18/22	CZK	110,600	—	29
6M PRIBOR (S)	Paying	2.12	(A)	08/21/22	CZK	112,447	—	32
6M PRIBOR (S)	Paying	2.13	(A)	08/21/22	CZK	36,868	—	11
6M PRIBOR (S)	Paying	2.17	(A)	08/23/22	CZK	26,870	—	10
6M PRIBOR (S)	Paying	2.20	(A)	08/23/22	CZK	140,731	—	58
6M PRIBOR (S)	Paying	2.15	(A)	08/06/23	CZK	88,110	1	48
6M PRIBOR (S)	Paying	2.20	(A)	08/07/23	CZK	175,724	3	114
6M PRIBOR (S)	Paying	2.16	(A)	08/13/23	CZK	18,617	—	11
6M PRIBOR (S)	Paying	1.90	(A)	02/22/24	CZK	77,240	1	13
6M PRIBOR (S)	Paying	1.93	(A)	02/22/24	CZK	38,620	—	9
6M PRIBOR (S)	Paying	1.97	(A)	02/25/24	CZK	55,210	1	17
6M SIBOR (S)	Paying	2.45	(S)	10/22/23	SGD	9,000	(4)	153
6M SIBOR (S)	Paying	2.08	(S)	12/13/23	SGD	6,970	(4)	36
6M SIBOR (S)	Paying	2.09	(S)	12/13/23	SGD	7,300	(4)	40
6M WIBOR (S)	Paying	2.41	(A)	12/13/21	PLN	5,932	(1)	26
6M WIBOR (S)	Paying	2.46	(A)	01/12/22	PLN	11,203	(1)	54
6M WIBOR (S)	Paying	2.44	(A)	01/13/22	PLN	11,587	(1)	54
6M WIBOR (S)	Paying	2.69	(A)	02/07/23	PLN	9,007	(2)	76
6M WIBOR (S)	Paying	2.51	(A)	06/15/23	PLN	8,504	(3)	56
6M WIBOR (S)	Paying	2.28	(A)	09/21/26	PLN	2,348	(2)	10
6M WIBOR (S)	Paying	2.30	(A)	09/21/26	PLN	8,687	(6)	65
6M WIBOR (S)	Paying	2.49	(A)	10/13/26	PLN	2,483	(2)	19
6M WIBOR (S)	Paying	2.47	(A)	10/19/26	PLN	2,524	(2)	19
6M WIBOR (S)	Paying	2.47	(A)	10/28/26	PLN	2,600	(2)	19
6M WIBOR (S)	Paying	2.56	(A)	11/02/26	PLN	2,600	(2)	23
6M WIBOR (S)	Paying	2.54	(A)	11/07/26	PLN	2,600	(2)	22
6M WIBOR (S)	Paying	2.50	(A)	11/08/26	PLN	2,600	(2)	21
6M WIBOR (S)	Paying	2.52	(A)	11/10/26	PLN	7,186	(5)	59
6M WIBOR (S)	Paying	3.14	(A)	02/07/28	PLN	1,612	(1)	26
HICP (A)	Receiving	1.57	(A)	08/15/32	EUR	778	3	(38)
HICP (A)	Receiving	1.59	(A)	08/15/32	EUR	1,783	7	(92)
HICP (A)	Receiving	1.60	(A)	08/15/32	EUR	1,741	7	(95)
HICP (A)	Receiving	1.74	(A)	02/15/33	EUR	86	—	(7)
HICP (A)	Paying	1.77	(A)	08/15/42	EUR	778	(5)	67
HICP (A)	Paying	1.79	(A)	08/15/42	EUR	1,741	(12)	164
HICP (A)	Paying	1.78	(A)	08/15/42	EUR	1,783	(12)	156
HICP (A)	Paying	1.93	(A)	02/15/43	EUR	86	(1)	12
HICP (A)	Paying	1.90	(A)	08/04/47	EUR	469	(5)	63
HICP (A)	Paying	1.89	(A)	08/07/47	EUR	29	—	4
US CPURNSA (A)	Receiving	2.42	(A)	02/06/43		609	5	(41)
US CPURNSA (A)	Receiving	2.16	(A)	08/04/47		631	6	2
US CPURNSA (A)	Receiving	2.13	(A)	08/22/47		797	7	9
US CPURNSA (A)	Receiving	2.15	(A)	08/25/47		792	8	6
US CPURNSA (A)	Receiving	2.15	(A)	09/01/47		790	7	5
US CPURNSA (A)	Paying	2.41	(A)	02/06/33		609	(3)	26

							168	(2,662)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Credit Default Swap Agreements

Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.31 (Q)	1.00	06/20/24	12,611	474	(15)	86
Penerbangan Malaysia BHD (Q)	1.00	06/20/24	24,780	(458)	(14)	(44)
Republic of South Africa (Q)	1.00	12/20/23	2,215	83	(8)	(31)
Russian Federation (Q)	1.00	06/20/24	13,938	234	(16)	(12)
State of Qatar (Q)	1.00	06/20/19	1,019	(2)	—	16
State of Qatar (Q)	1.00	12/20/22	2,380	(41)	—	(41)
United Mexican States (Q)	1.00	06/20/24	7,012	77	(26)	(40)

				367	(79)	(66)

Credit default swap agreements - sell protection[4]
Republic of Argentina (Q)	5.00	06/20/24	(211)	(23)	—	(4)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Credit Default Swap Agreements (continued)

Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of Indonesia (Q)	1.00	06/20/24	(6,000)	(10)	11	13
Republic of Turkey (Q)	1.00	12/20/23	(732)	(93)	8	(6)

				(126)	19	3

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Purchased Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
Euro versus SEK ‡	BNP	Put	SEK	9.96	04/15/19	EUR	5,985,000	—
Euro versus SEK ‡	CIT	Put	SEK	9.96	04/12/19	EUR	7,250,000	—
Euro versus SEK ‡	CIT	Put	SEK	9.58	04/12/19	EUR	5,440,000	—
Euro versus SEK ‡	DUB	Put	SEK	9.56	04/23/19	EUR	8,410,000	—

								—

Interest Rate Swaptions[10]
3M LIBOR, 03/30/29	BOA	Call		2.78	03/29/29		1,712,000	96
3M LIBOR, 07/03/28	BOA	Call		3.00	06/29/28		10,255,000	658
3M LIBOR, 07/05/28	CGM	Call		3.01	07/03/28		4,146,000	268
3M LIBOR, 07/07/28	GSC	Call		2.99	07/05/28		3,830,000	244
3M LIBOR, 03/30/29	MSC	Call		2.64	03/29/29		3,100,000	376
3M LIBOR, 03/30/29	MSC	Call		2.73	03/29/29		6,201,000	578
3M LIBOR, 03/27/29	MSC	Call		2.81	03/26/29		18,602,000	1,072
3M LIBOR, 07/07/28	MSC	Call		2.98	07/05/28		4,146,000	262
3M LIBOR, 03/30/29	BOA	Put		2.78	03/29/29		1,712,000	96
3M LIBOR, 07/03/28	BOA	Put		3.00	06/29/28		10,255,000	486
3M LIBOR, 07/05/28	CGM	Put		3.01	07/03/28		4,146,000	195
3M LIBOR, 07/07/28	GSC	Put		2.99	07/05/28		3,830,000	183
3M LIBOR, 03/30/29	MSC	Put		2.64	03/29/29		3,100,000	380
3M LIBOR, 03/30/29	MSC	Put		2.73	03/29/29		6,201,000	560
3M LIBOR, 03/27/29	MSC	Put		2.81	03/26/29		18,602,000	1,013
3M LIBOR, 07/07/28	MSC	Put		2.98	07/05/28		4,146,000	199

								6,666

‡	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AED/USD	SCB	10/16/19	AED	5,215	1,419	1
AED/USD	BNP	02/03/20	AED	24,100	6,557	5
AED/USD	BNP	02/05/20	AED	3,650	993	—
AED/USD	BNP	02/18/20	AED	3,735	1,016	1
AUD/USD	ANZ	04/09/19	AUD	4,742	3,367	(21)
AUD/USD	JPM	04/18/19	AUD	13,005	9,234	(117)
AUD/USD	CIT	05/22/19	AUD	3,481	2,473	(21)
BHD/USD	SCB	09/25/19	BHD	445	1,178	3
BHD/USD	SCB	10/07/19	BHD	1,795	4,752	14
BRL/USD	MSC	04/02/19	BRL	18,601	4,758	(192)
BRL/USD	SCB	04/02/19	BRL	19,052	4,873	(129)
BRL/USD	MSC	05/03/19	BRL	19,699	5,030	61
CAD/USD	CIT	06/28/19	CAD	6,563	4,926	21
CNY/USD	GSC	04/03/19	CNY	9,860	1,467	29
CNY/USD	SCB	04/03/19	CNY	3,401	506	10
CNY/USD	SCB	05/06/19	CNY	21,680	3,226	62
CNY/USD	CIT	06/28/19	CNY	59,184	8,805	196
CNY/USD	DUB	06/28/19	CNY	20,783	3,092	68
CNY/USD	SCB	06/28/19	CNY	35,185	5,234	126
CNY/USD	DUB	07/18/19	CNY	23,000	3,422	71
CNY/USD	GSC	07/18/19	CNY	32,546	4,842	102
CNY/USD	JPM	07/18/19	CNY	24,000	3,570	74
CNY/USD	SCB	07/18/19	CNY	23,000	3,422	72
CNY/USD	CIT	08/27/19	CNY	24,599	3,659	107
CNY/USD	SCB	08/27/19	CNY	25,300	3,763	139

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
COP/USD	MSC	04/08/19	COP	9,879,987	3,098	(79)
COP/USD	SCB	04/08/19	COP	4,111,502	1,289	(33)
COP/USD	CIT	06/19/19	COP	2,978,674	930	(13)
COP/USD	MSC	06/19/19	COP	5,938,120	1,855	(13)
CZK/EUR	GSC	04/15/19	EUR	(402)	(452)	2
EGP/USD	HSB	04/16/19	EGP	8,383	482	40
EGP/USD	CIT	04/17/19	EGP	10,633	611	51
EGP/USD	CIT	04/18/19	EGP	3,509	201	16
EGP/USD	HSB	04/18/19	EGP	8,110	466	22
EGP/USD	CIT	04/22/19	EGP	3,342	192	15
EGP/USD	CIT	04/23/19	EGP	2,399	137	10
EGP/USD	SCB	04/23/19	EGP	6,545	375	28
EGP/USD	DUB	04/30/19	EGP	20,955	1,198	115
EGP/USD	HSB	04/30/19	EGP	14,840	848	59
EGP/USD	CIT	05/13/19	EGP	42,029	2,391	174
EGP/USD	HSB	05/28/19	EGP	5,665	321	20
EGP/USD	DUB	05/30/19	EGP	19,264	1,089	96
EGP/USD	HSB	06/04/19	EGP	46,000	2,596	230
EGP/USD	DUB	06/13/19	EGP	924	52	5
EGP/USD	DUB	06/17/19	EGP	5,352	301	27
EGP/USD	DUB	07/15/19	EGP	7,450	416	33
EGP/USD	DUB	07/25/19	EGP	10,759	598	57
EGP/USD	DUB	07/29/19	EGP	10,745	597	55
EGP/USD	DUB	07/30/19	EGP	10,721	595	54
EGP/USD	JPM	08/05/19	EGP	5,506	305	26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EGP/USD	DUB	08/14/19	EGP	7,521	416	33
EGP/USD	DUB	08/27/19	EGP	3,245	179	16
EGP/USD	HSB	09/04/19	EGP	20,230	1,111	95
EGP/USD	DUB	09/05/19	EGP	15,360	843	74
EGP/USD	DUB	09/09/19	EGP	20,715	1,135	104
EGP/USD	BOA	09/18/19	EGP	15,571	851	—
EGP/USD	HSB	09/23/19	EGP	7,450	407	(3)
EUR/USD	BOA	04/03/19	EUR	147	165	(2)
EUR/USD	GSC	04/03/19	EUR	212	238	(1)
EUR/USD	GSC	04/04/19	EUR	7,857	8,813	(111)
EUR/USD	BOA	04/11/19	EUR	2,278	2,556	(8)
EUR/USD	GSC	04/11/19	EUR	5,162	5,794	(164)
EUR/USD	BOA	04/15/19	EUR	2,220	2,493	(8)
EUR/USD	BOA	04/16/19	EUR	47	53	—
EUR/USD	SCB	04/16/19	EUR	108	122	(2)
EUR/USD	BOA	04/23/19	EUR	962	1,081	(15)
EUR/USD	CIT	04/23/19	EUR	2,848	3,200	(30)
EUR/USD	UBS	05/02/19	EUR	1,567	1,762	(55)
EUR/USD	SCB	05/09/19	EUR	526	591	(4)
EUR/USD	JPM	05/16/19	EUR	205	231	—
EUR/USD	SCB	08/01/19	EUR	38	43	(1)
EUR/HUF	BOA	04/08/19	HUF	(118,238)	(413)	8
EUR/NOK	TDS	04/23/19	NOK	(23,138)	(2,686)	(59)
EUR/PLN	SCB	04/08/19	PLN	(2,886)	(752)	(5)
EUR/RON	CIT	04/01/19	RON	(945)	(222)	—
EUR/RON	BNP	04/23/19	RON	(13,014)	(3,056)	2
EUR/RON	GSC	04/25/19	RON	(1,391)	(327)	—
EUR/RON	CIT	04/30/19	RON	(9,234)	(2,167)	(17)
EUR/RON	TDS	05/02/19	RON	(1,575)	(370)	(1)
EUR/RON	CIT	05/08/19	RON	(1,000)	(235)	—
EUR/RON	CIT	05/14/19	RON	(2,294)	(538)	1
EUR/RON	GSC	05/20/19	RON	(6,135)	(1,439)	2
EUR/RON	SCB	05/22/19	RON	(7,332)	(1,720)	(6)
EUR/RON	SCB	05/22/19	RON	(115)	(27)	—
EUR/RON	BNP	06/03/19	RON	(2,017)	(473)	(1)
EUR/RON	BNP	06/03/19	RON	(945)	(221)	1
EUR/RON	GSC	06/24/19	RON	(17,314)	(4,056)	4
EUR/RSD	CIT	05/06/19	RSD	(6,360)	(60)	—
EUR/RSD	CIT	05/28/19	RSD	(33,600)	(320)	(1)
EUR/SEK	GSC	04/11/19	SEK	(19,400)	(2,089)	(41)
GBP/USD	CIT	06/13/19	GBP	5,562	7,261	(171)
GBP/USD	CIT	06/20/19	GBP	1,851	2,417	(51)
HUF/EUR	BOA	04/08/19	EUR	(112)	(126)	(2)
JPY/USD	SCB	05/07/19	JPY	594,000	5,376	(36)
JPY/USD	GSC	05/28/19	JPY	267,170	2,422	(6)
JPY/USD	UBS	06/17/19	JPY	250,191	2,271	(63)
JPY/USD	SCB	07/22/19	JPY	942,149	8,576	(214)
JPY/USD	SCB	08/01/19	JPY	310,525	2,829	(53)
KRW/USD	CIT	04/15/19	KRW	2,284,311	2,013	4
KRW/USD	GSC	04/30/19	KRW	565,860	499	(6)
KZT/USD	CIT	04/09/19	KZT	348,736	917	(3)
MAD/USD	SCB	04/15/19	MAD	2,587	267	(5)
MAD/USD	SCB	06/13/19	MAD	2,300	235	(3)
MAD/USD	BNP	07/22/19	MAD	8,408	857	(18)
MAD/USD	BNP	09/05/19	MAD	2,203	224	(3)
MAD/USD	BNP	09/05/19	MAD	344	35	—
MAD/USD	BNP	09/12/19	MAD	17,560	1,784	(37)
NOK/EUR	CIT	04/23/19	EUR	(3,111)	(3,495)	8
NOK/EUR	GSC	04/23/19	EUR	(1,054)	(1,184)	13
NOK/EUR	TDS	04/23/19	EUR	(4,780)	(5,371)	79
OMR/USD	BNP	04/03/19	OMR	477	1,239	4
OMR/USD	BNP	08/21/19	OMR	2,825	7,316	25
OMR/USD	BNP	08/28/19	OMR	1,966	5,089	31
PHP/USD	SCB	04/12/19	PHP	58,900	1,120	8
PHP/USD	BOA	05/08/19	PHP	29,371	557	—
PHP/USD	GSC	05/08/19	PHP	42,921	814	(2)
PHP/USD	SCB	05/08/19	PHP	42,921	814	(2)
PHP/USD	SCB	05/08/19	PHP	28,614	542	—
PHP/USD	BNP	05/13/19	PHP	29,234	554	(3)
PHP/USD	BOA	05/13/19	PHP	13,009	247	(2)
PHP/USD	GSC	05/13/19	PHP	41,809	794	(4)

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PHP/USD	JPM	05/13/19	PHP	14,574	276	(2)
PHP/USD	UBS	05/13/19	PHP	43,255	820	(3)
PHP/USD	CIT	05/14/19	PHP	35,341	670	(5)
PLN/EUR	SCB	04/08/19	EUR	(97)	(108)	—
RSD/EUR	CIT	05/06/19	EUR	(584)	(657)	4
SEK/EUR	GSC	04/11/19	EUR	(2,799)	(3,141)	(60)
SEK/EUR	HSB	04/11/19	EUR	(1,324)	(1,486)	6
SEK/EUR	MSC	04/15/19	EUR	(2,220)	(2,493)	(45)
SEK/USD	CIT	04/26/19	SEK	22,400	2,414	(30)
SEK/USD	CIT	06/28/19	SEK	22,410	2,427	(32)
THB/USD	GSC	04/03/19	THB	68,010	2,143	54
THB/USD	SCB	04/03/19	THB	88,100	2,776	70
THB/USD	SCB	04/11/19	THB	122,460	3,860	17
THB/USD	UBS	04/11/19	THB	17,336	546	2
THB/USD	CIT	04/24/19	THB	58,000	1,829	10
THB/USD	GSC	05/28/19	THB	56,220	1,774	(24)
TRY/USD	SCB	04/08/19	TRY	6,630	1,177	(25)
TRY/USD	SCB	04/15/19	TRY	7,270	1,280	(46)
TRY/USD	SCB	04/29/19	TRY	8,817	1,527	(82)
TRY/USD	GSC	02/03/20	TRY	23,946	3,494	(1,719)
TRY/USD	GSC	02/03/20	TRY	185	27	—
TRY/USD	JPM	02/03/20	TRY	12,677	1,849	(882)
TRY/USD	JPM	02/03/20	TRY	38	5	—
TRY/USD	DUB	02/10/20	TRY	9,945	1,447	(711)
TRY/USD	DUB	02/10/20	TRY	57	8	—
TRY/USD	SCB	02/10/20	TRY	18,225	2,652	(1,310)
TRY/USD	SCB	02/10/20	TRY	80	12	—
TRY/USD	GSC	02/14/20	TRY	18,069	2,624	(1,300)
TRY/USD	SCB	02/14/20	TRY	12,701	1,845	(914)
TRY/USD	SCB	02/14/20	TRY	113	16	—
TWD/USD	GSC	04/24/19	TWD	54,590	1,774	(112)
TWD/USD	CIT	04/30/19	TWD	63,000	2,048	(120)
TWD/USD	DUB	04/30/19	TWD	63,527	2,065	(122)
UGX/USD	SCB	04/11/19	UGX	223,645	60	3
UGX/USD	CIT	04/15/19	UGX	583,772	157	2
UGX/USD	CIT	04/18/19	UGX	503,750	135	1
UGX/USD	CIT	04/25/19	UGX	512,400	137	7
UGX/USD	CIT	05/13/19	UGX	366,090	98	—
UGX/USD	SCB	05/14/19	UGX	512,942	137	(1)
UGX/USD	SCB	05/20/19	UGX	464,879	124	4
UGX/USD	SCB	06/14/19	UGX	465,123	123	3
UGX/USD	CIT	06/17/19	UGX	1,980,960	524	—
UGX/USD	CIT	06/26/19	UGX	518,750	137	6
UGX/USD	SCB	07/08/19	UGX	2,457,463	647	8
UGX/USD	CIT	07/10/19	UGX	2,088,947	549	9
UGX/USD	SCB	09/30/19	UGX	478,168	124	(1)
UGX/USD	SCB	03/16/20	UGX	477,315	118	(1)
USD/AED	SCB	10/16/19	AED	(5,215)	(1,419)	(6)
USD/AED	BNP	02/03/20	AED	(35,804)	(9,742)	(35)
USD/AED	BNP	02/05/20	AED	(48,790)	(13,275)	(48)
USD/AED	BNP	02/18/20	AED	(3,735)	(1,016)	(4)
USD/ARS	GSC	04/15/19	ARS	(23,325)	(529)	10
USD/BHD	BNP	06/19/19	BHD	(748)	(1,983)	(22)
USD/BHD	SCB	06/20/19	BHD	(363)	(962)	(10)
USD/BHD	SCB	06/24/19	BHD	(726)	(1,924)	(21)
USD/BHD	BNP	06/25/19	BHD	(728)	(1,929)	(24)
USD/BHD	SCB	06/25/19	BHD	(275)	(729)	(9)
USD/BHD	BOA	09/19/19	BHD	(837)	(2,217)	(36)
USD/BHD	SCB	09/25/19	BHD	(587)	(1,554)	(29)
USD/BHD	SCB	09/30/19	BHD	(329)	(871)	(4)
USD/BHD	SCB	10/03/19	BHD	(352)	(932)	(16)
USD/BHD	SCB	10/07/19	BHD	(1,795)	(4,753)	(82)
USD/BHD	BOA	10/15/19	BHD	(235)	(622)	(11)
USD/BHD	BOA	10/31/19	BHD	(389)	(1,030)	(20)
USD/BHD	BOA	11/04/19	BHD	(538)	(1,424)	(27)
USD/BHD	BNP	02/24/20	BHD	(351)	(928)	(15)
USD/BHD	BNP	03/02/20	BHD	(351)	(928)	(16)
USD/BHD	BNP	03/19/20	BHD	(268)	(708)	(15)
USD/BHD	BNP	03/23/20	BHD	(335)	(886)	(17)
USD/BHD	BNP	03/26/20	BHD	(257)	(679)	(13)
USD/BRL	MSC	04/02/19	BRL	(19,699)	(5,039)	(61)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	SCB	04/02/19	BRL	(17,954)	(4,593)	—
USD/CNY	GSC	04/03/19	CNY	(9,860)	(1,467)	(39)
USD/CNY	SCB	04/03/19	CNY	(3,401)	(506)	(14)
USD/CNY	SCB	05/06/19	CNY	(21,680)	(3,226)	(102)
USD/CNY	CIT	06/28/19	CNY	(7,084)	(1,054)	(31)
USD/CNY	CIT	06/28/19	CNY	(52,100)	(7,751)	93
USD/CNY	DUB	06/28/19	CNY	(20,783)	(3,092)	(96)
USD/CNY	SCB	06/28/19	CNY	(35,185)	(5,235)	(164)
USD/CNY	DUB	07/18/19	CNY	(23,000)	(3,421)	(25)
USD/CNY	GSC	07/18/19	CNY	(32,546)	(4,842)	(30)
USD/CNY	JPM	07/18/19	CNY	(24,000)	(3,570)	(21)
USD/CNY	SCB	07/18/19	CNY	(23,000)	(3,421)	(20)
USD/CNY	CIT	07/22/19	CNY	(6,220)	(925)	(8)
USD/CNY	CIT	07/22/19	CNY	(3,510)	(522)	—
USD/CNY	UBS	07/22/19	CNY	(6,200)	(922)	(9)
USD/CNY	CIT	08/27/19	CNY	(24,599)	(3,659)	(109)
USD/CNY	SCB	08/27/19	CNY	(25,300)	(3,763)	(110)
USD/EUR	GSC	04/04/19	EUR	(11,559)	(12,966)	269
USD/EUR	SCB	04/11/19	EUR	(13,465)	(15,113)	294
USD/EUR	GSC	04/16/19	EUR	(32)	(36)	1
USD/EUR	JPM	04/16/19	EUR	(530)	(595)	7
USD/EUR	CIT	04/18/19	EUR	(1,618)	(1,817)	43
USD/EUR	CIT	04/23/19	EUR	(4,959)	(5,571)	52
USD/EUR	CIT	04/30/19	EUR	(2,825)	(3,176)	44
USD/EUR	UBS	05/02/19	EUR	(5,946)	(6,686)	175
USD/EUR	SCB	05/09/19	EUR	(2,285)	(2,571)	77
USD/EUR	JPM	05/16/19	EUR	(3,621)	(4,076)	82
USD/EUR	CIT	06/27/19	EUR	(2,142)	(2,420)	22
USD/EUR	CIT	07/11/19	EUR	(3,283)	(3,714)	40
USD/EUR	CIT	07/25/19	EUR	(584)	(662)	8
USD/EUR	SCB	08/01/19	EUR	(212)	(240)	5
USD/EUR	CIT	08/02/19	EUR	(18,965)	(21,491)	64
USD/EUR	CIT	08/15/19	EUR	(10,590)	(12,014)	186
USD/EUR	CIT	09/20/19	EUR	(1,254)	(1,427)	17
USD/GHS	JPM	05/22/19	GHS	(1,083)	(203)	2
USD/GHS	JPM	05/23/19	GHS	(438)	(82)	—
USD/GHS	JPM	05/31/19	GHS	(238)	(44)	(1)
USD/GHS	SCB	06/03/19	GHS	(472)	(88)	(1)
USD/GHS	SCB	06/04/19	GHS	(599)	(112)	(2)
USD/GHS	JPM	06/06/19	GHS	(1,488)	(276)	(14)
USD/GHS	SCB	06/06/19	GHS	(478)	(89)	(4)
USD/GHS	JPM	06/07/19	GHS	(736)	(137)	(5)
USD/GHS	JPM	06/10/19	GHS	(1,227)	(228)	(8)
USD/GHS	JPM	06/17/19	GHS	(1,204)	(223)	(3)
USD/GHS	SCB	06/19/19	GHS	(709)	(131)	(3)
USD/GHS	SCB	06/20/19	GHS	(709)	(131)	(3)
USD/GHS	JPM	06/24/19	GHS	(978)	(180)	(4)
USD/GHS	JPM	07/09/19	GHS	(1,277)	(234)	(9)
USD/GHS	JPM	07/12/19	GHS	(1,259)	(231)	(6)
USD/JPY	GSC	05/28/19	JPY	(41,000)	(372)	(2)
USD/KRW	JPM	04/15/19	KRW	(9,750,842)	(8,593)	133

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/KRW	BOA	05/14/19	KRW	(1,949,240)	(1,719)	20
USD/KRW	GSC	05/14/19	KRW	(3,834,760)	(3,382)	39
USD/KRW	SCB	05/28/19	KRW	(5,825,141)	(5,141)	69
USD/KRW	SCB	06/07/19	KRW	(511,373)	(451)	4
USD/KRW	SCB	06/14/19	KRW	(3,282,430)	(2,898)	2
USD/KZT	SCB	04/09/19	KZT	(348,736)	(917)	(1)
USD/MXN	CIT	06/10/19	MXN	(97,450)	(4,962)	(8)
USD/MYR	GSC	04/04/19	MYR	(3,590)	(879)	(7)
USD/MYR	GSC	05/28/19	MYR	(3,125)	(764)	2
USD/MYR	UBS	05/28/19	MYR	(5,295)	(1,295)	5
USD/NZD	ANZ	04/09/19	NZD	(5,480)	(3,732)	(21)
USD/NZD	JPM	04/18/19	NZD	(14,177)	(9,654)	(28)
USD/NZD	CIT	05/22/19	NZD	(3,423)	(2,333)	16
USD/NZD	CIT	06/14/19	NZD	(1,035)	(706)	(4)
USD/NZD	CIT	06/21/19	NZD	(3,983)	(2,715)	20
USD/NZD	CIT	10/03/19	NZD	(2,769)	(1,891)	(6)
USD/OMR	BNP	04/03/19	OMR	(2,773)	(7,202)	(182)
USD/OMR	BNP	05/02/19	OMR	(1,401)	(3,637)	(121)
USD/OMR	SCB	05/28/19	OMR	(723)	(1,876)	(73)
USD/OMR	SCB	06/05/19	OMR	(2,031)	(5,269)	(173)
USD/OMR	BNP	08/14/19	OMR	(2,303)	(5,965)	(315)
USD/OMR	BNP	08/21/19	OMR	(3,010)	(7,796)	(374)
USD/OMR	BNP	08/28/19	OMR	(1,966)	(5,090)	(246)
USD/OMR	BNP	08/17/20	OMR	(347)	(890)	(8)
USD/OMR	BNP	02/16/21	OMR	(501)	(1,276)	(8)
USD/PHP	SCB	04/22/19	PHP	(78,380)	(1,489)	(14)
USD/PHP	CIT	05/08/19	PHP	(54,210)	(1,028)	(9)
USD/SGD	HSB	04/05/19	SGD	(1,571)	(1,160)	2
USD/THB	SCB	04/03/19	THB	(84,470)	(2,662)	1
USD/THB	SCB	04/11/19	THB	(94,615)	(2,982)	(13)
USD/THB	SCB	05/28/19	THB	(9,400)	(297)	14
USD/TRY	SCB	04/08/19	TRY	(6,630)	(1,177)	20
USD/TRY	SCB	04/15/19	TRY	(7,270)	(1,280)	26
USD/TRY	SCB	04/29/19	TRY	(8,817)	(1,527)	44
USD/TRY	GSC	02/03/20	TRY	(24,131)	(3,521)	1,234
USD/TRY	JPM	02/03/20	TRY	(12,714)	(1,855)	662
USD/TRY	DUB	02/10/20	TRY	(10,002)	(1,455)	516
USD/TRY	SCB	02/10/20	TRY	(18,305)	(2,663)	946
USD/TRY	GSC	02/14/20	TRY	(18,069)	(2,624)	983
USD/TRY	SCB	02/14/20	TRY	(12,814)	(1,861)	654
USD/TWD	JPM	04/24/19	TWD	(54,590)	(1,774)	163
USD/TWD	BOA	04/30/19	TWD	(57,527)	(1,870)	118
USD/TWD	SCB	04/30/19	TWD	(69,000)	(2,243)	141
USD/ZAR	BOA	04/08/19	ZAR	(510)	(35)	—
USD/ZAR	CIT	04/08/19	ZAR	(77,409)	(5,357)	(4)
USD/ZAR	CIT	04/25/19	ZAR	(28,562)	(1,972)	—

					(124,798)	(2,043)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Interest Rate Swap Agreements

Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M SAIBOR (Q)	Receiving	BOA	3.37	(A)	04/11/26	SAR	9,000	—	(102)
6M Bank of Thailand BIBOR Fixings (S)	Paying	BOA	2.18	(S)	02/22/29	THB	6,700	—	1
6M Bank of Thailand BIBOR Fixings (S)	Paying	CGM	2.18	(S)	02/22/29	THB	56,300	—	13
6M Bank of Thailand BIBOR Fixings (S)	Paying	GSC	2.19	(S)	02/22/29	THB	72,800	—	18
US CPURNSA (A)	Receiving	BOA	1.97	(A)	06/23/27		10,060	—	60

								—	(10)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Credit Default Swap Agreements

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Federative Republic of Brazil (Q)	GSC	N/A	1.00	06/20/29	4,877	608	611	(3)
Federative Republic of Brazil (Q)	GSC	N/A	1.00	06/20/29	1,950	243	242	1
Oman Government International Bond (Q)	BOA	N/A	1.00	12/20/22	2,216	143	125	18
Oman Government International Bond (Q)	BOA	N/A	1.00	06/20/26	1,600	253	262	(9)
Republic of Colombia (Q)	CGM	N/A	1.00	06/20/29	2,084	142	180	(38)
Republic of Colombia (Q)	CGM	N/A	1.00	06/20/29	1,216	83	105	(22)
Republic of Colombia (Q)	GSC	N/A	1.00	06/20/29	1,054	72	81	(9)
Republic of South Africa (Q)	GSC	N/A	1.00	12/20/23	9,200	341	1,206	(865)
Republic of South Africa (Q)	BNP	N/A	1.00	12/20/25	3,800	287	710	(423)
Republic of South Africa (Q)	BNP	N/A	1.00	12/20/25	1,180	90	199	(109)
State of Qatar (Q)	BNP	N/A	1.00	06/20/19	1,019	(3)	(19)	16
State of Qatar (Q)	BOA	N/A	1.00	06/20/19	1,020	(3)	(25)	22
State of Qatar (Q)	BOA	N/A	1.00	06/20/19	1,020	(2)	(26)	24
State of Qatar (Q)	JPM	N/A	1.00	06/20/19	970	(2)	(25)	23
State of Qatar (Q)	JPM	N/A	1.00	06/20/19	1,953	(5)	(38)	33
State of Qatar (Q)	GSC	N/A	1.00	12/20/20	1,850	(24)	42	(66)
State of Qatar (Q)	GSC	N/A	1.00	12/20/20	1,930	(25)	30	(55)
State of Qatar (Q)	BNP	N/A	1.00	06/20/21	3,140	(49)	15	(64)
State of Qatar (Q)	CGM	N/A	1.00	06/20/21	270	(4)	1	(5)
State of Qatar (Q)	CGM	N/A	1.00	06/20/21	990	(15)	7	(22)
State of Qatar (Q)	CGM	N/A	1.00	06/20/21	590	(9)	3	(12)
State of Qatar (Q)	CGM	N/A	1.00	06/20/21	400	(6)	3	(9)
State of Qatar (Q)	GSC	N/A	1.00	06/20/21	3,150	(49)	18	(67)
State of Qatar (Q)	GSC	N/A	1.00	06/20/21	920	(14)	—	(14)
State of Qatar (Q)	GSC	N/A	1.00	06/20/21	1,190	(18)	10	(28)
State of Qatar (Q)	GSC	N/A	1.00	06/20/21	530	(8)	3	(11)
State of Qatar (Q)	GSC	N/A	1.00	12/20/23	2,506	(37)	4	(41)
State of Qatar (Q)	GSC	N/A	1.00	12/20/23	700	(11)	2	(13)

					53,325	1,978	3,726	(1,748)

Credit default swap agreements - sell protection[4]
Republic of Indonesia (Q)	BOA	1.03	1.00	06/20/24	(1,600)	(2)	(6)	4
Republic of Indonesia (Q)	CGM	1.03	1.00	06/20/24	(5,200)	(7)	(18)	11
Republic of Indonesia (Q)	CGM	1.03	1.00	06/20/24	(1,520)	(2)	(4)	2
Republic of Indonesia (Q)	GSC	1.03	1.00	06/20/24	(3,000)	(4)	(7)	3
Republic of Turkey (Q)	BNP	4.45	1.00	12/20/26	(6,175)	(1,240)	(1,049)	(191)
Republic of Turkey (Q)	BNP	4.45	1.00	12/20/26	(5,928)	(1,190)	(1,007)	(183)
Republic of Turkey (Q)	BNP	3.69	1.00	06/20/20	(1,740)	(55)	(88)	33
Republic of Turkey (Q)	GSC	4.50	1.00	12/20/27	(1,116)	(247)	(165)	(82)

					(26,279)	(2,747)	(2,344)	(403)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Total Return Swap Agreements

Reference Entity[9]	Counter- party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration April 2019	GSC	04/17/19	BRL	4,845	—	(18)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Total Return Swap Agreements

Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter- party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shenzhen Stock Exchange Composite Index (Q)	3M LIBOR -9.00% (A)	UBS	07/18/19	920	—	280
Shenzhen Stock Exchange Composite Index (Q)	3M LIBOR -7.00% (A)	UBS	08/12/19	919	—	237

					—	517

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Non-Deliverable Bond Forward Contracts

Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Egypt Treasury Bill, 0.00%, 07/23/19 (A)	GSC	07/23/19	EGP	27,350	—	206
Ukraine Treasury Bill, 0.00%, 04/08/2019 (A)	CIT	04/08/19	UAH	47,260	—	77

					—	283

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 97.3%
Australia 1.8%
Commonwealth Bank of Australia	3	163
Macquarie Group Ltd.	2	182
Westpac Banking Corp.	11	211

		556
Canada 6.1%
BCE Inc.	12	536
Nutrien Ltd.	5	255
Pembina Pipeline Corp.	8	306
Rogers Communications Inc. - Class B	6	297
Royal Bank of Canada	3	210
TELUS Corp.	8	310

		1,914
France 6.5%
AXA SA	22	543
Compagnie Generale des Etablissements Michelin	2	279
Sanofi SA	4	312
SCOR SE	4	180
Total SA	9	478
Vinci SA	3	256

		2,048
Germany 7.0%
Allianz SE	2	543
BASF SE	3	241
Deutsche Post AG	8	255
Deutsche Telekom AG	28	459
Muenchener Rueckversicherungs AG	2	548
Siemens AG	2	171

		2,217
Italy 3.6%
Assicurazioni Generali SpA	17	311
Snam Rete Gas SpA	87	446
Terna Rete Elettrica Nazionale SpA	60	378

		1,135
Japan 0.5%
Takeda Pharmaceutical Co. Ltd.	4	167
Netherlands 3.0%
LyondellBasell Industries NV - Class A	2	189
Royal Dutch Shell Plc - Class A - ADR	7	467
Unibail-Rodamco SE	2	288

		944
Norway 0.8%
Orkla ASA	31	238
Singapore 1.0%
Singapore Exchange Ltd.	30	160
Singapore Telecommunications Ltd.	67	150

		310
South Korea 0.5%
Samsung Electronics Co. Ltd. - ADR	—	163
Spain 1.3%
Naturgy Energy Group SA	7	205
Red Electrica Corp. SA	10	210

		415
Sweden 0.6%
Svenska Handelsbanken AB - Class A	17	183
Switzerland 3.2%
Nestle SA	3	241
Novartis AG	4	390
Roche Holding AG	1	374

		1,005
Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4	174
United Kingdom 12.7%
AstraZeneca Plc - ADR	11	441
BAE Systems Plc	46	292
British American Tobacco Plc - ADR	3	126
British American Tobacco Plc	8	323

	Shares/Par[1]	Value ($)
GlaxoSmithKline Plc	23	475
Imperial Brands Plc	14	463
Lloyds Banking Group Plc	305	247
Micro Focus International Plc	11	295
National Grid Plc	37	405
SSE Plc	13	200
Unilever Plc	6	357
Vodafone Group Plc	198	361

		3,985
United States of America 48.2%
3M Co.	1	168
AbbVie Inc.	3	233
Altria Group Inc.	8	468
Ameren Corp.	3	235
American Electric Power Co. Inc.	3	271
Arthur J Gallagher & Co.	2	164
AT&T Inc.	14	438
BB&T Corp.	4	164
BlackRock Inc.	—	178
Broadcom Inc.	1	176
Chevron Corp.	2	237
Cisco Systems Inc.	8	421
CME Group Inc.	1	160
Coca-Cola Co.	4	204
Dominion Energy Inc.	5	375
DowDuPont Inc.	3	170
Duke Energy Corp.	6	537
Eaton Corp. Plc	5	375
Emerson Electric Co.	4	262
Entergy Corp.	5	475
Enterprise Products Partners LP	13	392
Exxon Mobil Corp.	4	360
FirstEnergy Corp.	11	471
HanesBrands Inc.	11	198
Intel Corp.	4	229
International Business Machines Corp.	2	219
Iron Mountain Inc.	10	344
Johnson & Johnson	2	221
Kimberly-Clark Corp.	2	276
Las Vegas Sands Corp.	5	323
Leggett & Platt Inc.	5	221
Lockheed Martin Corp.	1	227
Magellan Midstream Partners LP	4	231
McDonald’s Corp.	1	239
Merck & Co. Inc.	3	238
MetLife Inc.	7	285
Microsoft Corp.	2	267
Occidental Petroleum Corp.	5	341
People’s United Financial Inc.	11	173
PepsiCo Inc.	2	242
Pfizer Inc.	10	418
Philip Morris International Inc.	5	398
PPL Corp.	11	334
Procter & Gamble Co.	2	239
Public Storage	1	191
Target Corp.	2	188
Texas Instruments Inc.	3	334
United Parcel Service Inc. - Class B	2	210
Verizon Communications Inc.	9	534
Watsco Inc.	1	176
WEC Energy Group Inc.	3	262
Wells Fargo & Co.	3	155
Welltower Inc.	7	513

		15,160

Total Common Stocks (cost $29,101)		30,614

SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (a) (b)	823	823

Total Short Term Investments (cost $823)		823

Total Investments 99.9% (cost $29,924)		31,437
Other Assets and Liabilities, Net 0.1%		43

Total Net Assets 100.0%		31,480

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 102.5%
Consumer Discretionary 10.5%
Best Buy Co. Inc. (a)	38	2,707
Carnival Plc (a)	24	1,192
Home Depot Inc. (a)	25	4,701
Ross Stores Inc. (a)	36	3,314
Whirlpool Corp. (a)	32	4,186

		16,100
Consumer Staples 9.8%
Costco Wholesale Corp. (a)	25	5,957
Mondelez International Inc. - Class A (a)	65	3,260
Philip Morris International Inc. (a)	35	3,129
Walgreens Boots Alliance Inc. (a)	44	2,778

		15,124
Energy 5.9%
Chevron Corp. (a)	52	6,418
Occidental Petroleum Corp. (a)	40	2,668

		9,086
Financials 17.1%
Allstate Corp. (a)	33	3,136
American Express Co. (a)	37	3,989
Bank of America Corp. (a)	133	3,681
BB&T Corp. (a)	60	2,778
BlackRock Inc. (a)	11	4,573
JPMorgan Chase & Co. (a)	62	6,266
Morgan Stanley (a)	45	1,907

		26,330
Health Care 10.9%
Celgene Corp. (a) (b)	35	3,321
Medtronic Plc (a)	80	7,277
Merck & Co. Inc. (a)	45	3,751
Stryker Corp. (a)	12	2,390

		16,739
Industrials 14.4%
Delta Air Lines Inc. (a)	61	3,177
Honeywell International Inc. (a)	40	6,420

	Shares/Par[1]	Value ($)
Lockheed Martin Corp. (a)	11	3,302
Parker Hannifin Corp. (a)	19	3,244
Raytheon Co. (a)	17	3,041
Union Pacific Corp. (a)	18	2,976

		22,160
Information Technology 27.0%
Apple Inc. (a)	41	7,788
Broadcom Inc. (a)	17	5,232
Cisco Systems Inc. (a)	126	6,824
Intel Corp. (a)	69	3,721
International Business Machines Corp. (a)	21	2,991
Mastercard Inc. - Class A (a)	24	5,627
Microsoft Corp. (a)	63	7,407
Texas Instruments Inc. (a)	18	1,867

		41,457
Materials 4.6%
DowDuPont Inc. (a)	87	4,622
Nucor Corp.	43	2,515

		7,137
Utilities 2.3%
NextEra Energy Inc. (a)	18	3,499

Total Common Stocks (cost $135,922)		157,632

SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,480	1,480

Total Short Term Investments (cost $1,480)		1,480

Total Investments 103.4% (cost $137,402)		159,112
Other Derivative Instruments (3.6)%		(5,529)
Other Assets and Liabilities, Net 0.2%		247

Total Net Assets 100.0%		153,830

(a)	All or a portion of the security is subject to a written call option.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Allstate Corp.	Call	97.50	04/18/19	333	(8)
American Express Co.	Call	120.00	07/19/19	365	(40)
Apple Inc.	Call	200.00	06/21/19	410	(184)
Bank of America Corp.	Call	30.00	04/18/19	1,334	(8)
BB&T Corp.	Call	55.00	06/21/19	597	(3)
Best Buy Co. Inc.	Call	55.00	06/21/19	381	(642)
BlackRock Inc.	Call	440.00	04/18/19	107	(41)
Broadcom Inc.	Call	310.00	06/21/19	174	(199)
Carnival Plc	Call	60.00	04/18/19	235	—
Celgene Corp.	Call	90.00	07/19/19	352	(259)
Chevron Corp.	Call	125.00	06/21/19	521	(156)
Cisco Systems Inc.	Call	55.00	06/21/19	1,264	(195)
Costco Wholesale Corp.	Call	220.00	06/21/19	246	(611)
Delta Air Lines Inc.	Call	52.50	04/18/19	615	(63)
DowDuPont Inc.	Call	57.50	06/21/19	867	(81)
Home Depot Inc.	Call	190.00	06/21/19	245	(195)
Honeywell International Inc.	Call	160.00	04/18/19	404	(92)
Intel Corp.	Call	52.50	04/18/19	693	(122)
International Business Machines Corp.	Call	135.00	06/21/19	212	(191)
JPMorgan Chase & Co.	Call	110.00	04/18/19	619	(2)
Lockheed Martin Corp.	Call	290.00	01/17/20	110	(285)
Mastercard Inc. - Class A	Call	220.00	06/21/19	239	(493)
Medtronic Plc	Call	97.50	06/21/19	799	(68)
Merck & Co. Inc.	Call	83.00	04/26/19	451	(65)
Microsoft Corp.	Call	110.00	04/18/19	150	(125)
Microsoft Corp.	Call	115.00	06/21/19	478	(313)
Mondelez International Inc. - Class A	Call	50.00	05/17/19	653	(89)
Morgan Stanley	Call	46.00	04/18/19	452	(5)
NextEra Energy Inc.	Call	185.00	06/21/19	181	(203)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options (continued)

Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Occidental Petroleum Corp.	Call	67.50	04/18/19	403	(28)
Parker-Hannifin Corp.	Call	175.00	04/18/19	189	(36)
Philip Morris International Inc.	Call	90.00	04/18/19	354	(40)
Raytheon Co.	Call	185.00	01/17/20	167	(196)
Ross Stores Inc.	Call	95.00	05/17/19	356	(75)
Stryker Corp.	Call	200.00	06/21/19	61	(38)
Stryker Corp.	Call	195.00	06/21/19	60	(53)
Texas Instruments Inc.	Call	115.00	06/21/19	176	(25)
Union Pacific Corp.	Call	175.00	04/18/19	73	(5)
Union Pacific Corp.	Call	170.00	04/18/19	105	(24)
Walgreens Boots Alliance Inc.	Call	65.00	07/19/19	439	(128)
Whirlpool Corp.	Call	140.00	06/21/19	315	(143)

					(5,529)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 92.1%
Canada 9.6%
CAE Inc.	224	4,978
National Bank of Canada (a)	71	3,198
Rogers Communications Inc. - Class B	31	1,682
Suncor Energy Inc.	103	3,336
Toromont Industries Ltd.	69	3,525

		16,719
Denmark 3.0%
Carlsberg A/S - Class B	26	3,208
Genmab A/S (b)	11	1,944

		5,152
Finland 3.8%
Huhtamaki Oyj - Class I (a)	24	892
Sampo Oyj - Class A	125	5,653

		6,545
France 6.3%
Sanofi SA	34	3,038
Ubisoft Entertainment SA (b)	27	2,397
Vivendi SA	189	5,489

		10,924
Germany 0.6%
Beiersdorf AG	11	1,100
Hong Kong 5.2%
AIA Group Ltd.	680	6,807
Techtronic Industries Co.	323	2,178

		8,985
Ireland 8.3%
Accenture Plc - Class A	31	5,473
CRH Plc	89	2,779
Medtronic Plc	43	3,961
Ryanair Holdings Plc - ADR (b)	28	2,103

		14,316
Israel 1.5%
Bank Leumi Le-Israel BM	181	1,182
Israel Discount Bank Ltd. - Class A	386	1,334

		2,516
Italy 1.0%
Banca Mediolanum SpA	255	1,815
Japan 13.4%
AEON Financial Service Co. Ltd.	95	1,932
Daiwa House Industry Co. Ltd.	84	2,663
Digital Garage Inc.	28	827
Kao Corp.	33	2,620
Komatsu Ltd.	101	2,350
Makita Corp.	93	3,253
Nexon Co. Ltd. (b)	241	3,771
Pan Pacific International Holdings Corp.	27	1,766
Suzuki Motor Corp.	54	2,400
Yamaha Corp.	35	1,729

		23,311
Netherlands 3.9%
ABN AMRO Group NV - CVA	128	2,890
Wolters Kluwer NV	56	3,799

		6,689
New Zealand 1.4%
Z Energy Ltd.	583	2,485
Norway 1.4%
Equinor ASA	107	2,351
Singapore 2.0%
DBS Group Holdings Ltd.	186	3,476
Spain 0.9%
Red Electrica Corp. SA	77	1,643
Sweden 4.5%
Assa Abloy AB - Class B	152	3,278
Hexagon AB - Class B	47	2,447

	Shares/Par[1]	Value ($)
Saab AB - Class B	65	2,098

		7,823
Switzerland 3.9%
Julius Baer Group Ltd.	55	2,206
Novartis AG	47	4,521

		6,727
United Kingdom 21.4%
Aon Plc - Class A	27	4,641
Ashtead Group Plc	33	792
British American Tobacco Plc	44	1,833
Bunzl Plc	73	2,392
Coca-Cola European Partners Plc	63	3,266
Compass Group Plc	100	2,355
Diageo Plc	112	4,569
Informa Plc	536	5,191
Melrose Industries Plc	417	995
Relx Plc	158	3,373
Rentokil Initial Plc	440	2,026
Rio Tinto Plc	69	3,987
Weir Group Plc	81	1,635

		37,055

Total Common Stocks (cost $155,142)		159,632

PREFERRED STOCKS 2.2%
Germany 2.2%
Volkswagen AG (c)	24	3,817

Total Preferred Stocks (cost $4,305)		3,817

SHORT TERM INVESTMENTS 7.9%
Investment Companies 5.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	9,375	9,375
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	4,239	4,239

Total Short Term Investments (cost $13,614)		13,614

Total Investments 102.2% (cost $173,061)		177,063
Other Assets and Liabilities, Net (2.2)%		(3,738)

Total Net Assets 100.0%		173,325

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Convertible security.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 31.2%
U.S. Government Agency Obligations 31.2%
Federal Farm Credit Bank
1.10%, 05/03/19 (a)	1,490	1,488
Federal Home Loan Bank
2.35%, (3M USD LIBOR - 0.26%), 06/27/19 (a) (b)	8,000	7,999
Federal Home Loan Mortgage Corp.
0.88%, 07/19/19 (a)	10,000	9,949
Federal National Mortgage Association
1.75%, 06/20/19 (a)	1,310	1,308
0.88%, 08/02/19 (a)	1,795	1,785
0.00%, 10/09/19 (a) (c)	8,000	7,896

Total Government And Agency Obligations (cost $30,423)		30,425

SHORT TERM INVESTMENTS 66.9%
Discount Notes 13.3%
Federal Farm Credit Bank
2.45%, 05/02/19 (a) (d)	9,000	8,983
Federal Home Loan Bank
2.44%, 05/16/19 (a) (d)	4,000	3,987

		12,970
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.33% (e) (f)	666	666
Treasury Securities 52.9%
U.S. Treasury Bill
2.44%, 04/09/19 - 05/21/19 (d)	25,750	25,680

	Shares/Par[1]	Value ($)
2.39%, 04/25/19 (d)	5,500	5,491
2.43%, 04/16/19 - 04/30/19 (d)	20,500	20,468

		51,639

Total Short Term Investments (cost $65,274)		65,275

Total Investments 98.1% (cost $95,697)		95,700
Other Derivative Instruments (1.3)%		(1,223)
Other Assets and Liabilities, Net 3.2%		3,098

Total Net Assets 100.0%		97,575

(a)	The security is a direct debt of the agency and not collateralized by mortgages.
(b)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	The coupon rate represents the yield to maturity.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Forward Foreign Currency Contracts

						Unrealized
						Appreciation
Purchased/	Counter-					(Depreciation)
Sold	party	Expiration	Notional[1]		Value ($)	($)
AUD/USD	CIT	04/16/19	AUD	46,183	32,792	(309)
AUD/USD	CIT	04/16/19	AUD	4,638	3,294	4
AUD/USD	GSC	04/16/19	AUD	83,597	59,357	(626)
AUD/USD	JPM	04/16/19	AUD	2,708	1,923	(49)
AUD/USD	SGB	04/16/19	AUD	20,960	14,882	(146)
AUD/USD	SSB	04/16/19	AUD	19,698	13,987	(126)
BRL/USD	GSC	04/16/19	BRL	22,082	5,644	(285)
BRL/USD	SSB	04/16/19	BRL	7,149	1,827	(85)
CAD/USD	CIT	04/16/19	CAD	13,389	10,031	(79)
CAD/USD	CIT	04/16/19	CAD	11,729	8,787	30
CAD/USD	GSC	04/16/19	CAD	24,350	18,244	(173)
CAD/USD	GSC	04/16/19	CAD	4,867	3,646	20
CAD/USD	JPM	04/16/19	CAD	6,883	5,157	(54)
CAD/USD	SCB	04/16/19	CAD	2,074	1,554	(16)
CAD/USD	SGB	04/16/19	CAD	109,785	82,250	(870)
CAD/USD	SSB	04/16/19	CAD	54,214	40,617	(390)
CHF/USD	CIT	04/16/19	CHF	12,293	12,359	(220)
CHF/USD	CIT	04/16/19	CHF	9,861	9,916	66
CHF/USD	GSC	04/16/19	CHF	41,164	41,386	(615)
CHF/USD	GSC	04/16/19	CHF	1,943	1,953	1
CHF/USD	JPM	04/16/19	CHF	3,414	3,433	(29)
CHF/USD	SCB	04/16/19	CHF	6,476	6,511	(154)
CHF/USD	SSB	04/16/19	CHF	83,271	83,721	(1,986)
EUR/USD	CIT	04/16/19	EUR	26,681	29,960	(698)
EUR/USD	GSC	04/16/19	EUR	57,441	64,498	(1,456)
EUR/USD	JPM	04/16/19	EUR	37,439	42,040	(1,242)
EUR/USD	RBC	04/16/19	EUR	9,073	10,187	(299)
EUR/USD	SCB	04/16/19	EUR	8,217	9,226	(274)
EUR/USD	SGB	04/16/19	EUR	119	134	(4)
EUR/USD	SSB	04/16/19	EUR	16,482	18,509	(449)
GBP/USD	GSC	04/16/19	GBP	4,184	5,446	(26)
GBP/USD	GSC	04/16/19	GBP	21,247	27,655	313
GBP/USD	JPM	04/16/19	GBP	2,802	3,647	(44)
GBP/USD	JPM	04/16/19	GBP	23,210	30,211	448

						Unrealized
						Appreciation
Purchased/	Counter-					(Depreciation)
Sold	party	Expiration	Notional[1]		Value ($)	($)
GBP/USD	RBC	04/16/19	GBP	30,291	39,427	571
GBP/USD	SGB	04/16/19	GBP	6,056	7,883	111
GBP/USD	SSB	04/16/19	GBP	2,182	2,841	(45)
GBP/USD	SSB	04/16/19	GBP	7,532	9,803	128
JPY/USD	CIT	04/16/19	JPY	1,190,167	10,752	(190)
JPY/USD	CIT	04/16/19	JPY	1,604,164	14,493	63
JPY/USD	GSC	04/16/19	JPY	3,621,899	32,721	(527)
JPY/USD	RBC	04/16/19	JPY	2,754,486	24,886	(592)
JPY/USD	SCB	04/16/19	JPY	1,373,787	12,412	(304)
JPY/USD	SSB	04/16/19	JPY	2,564,719	23,171	(459)
JPY/USD	SSB	04/16/19	JPY	280,767	2,537	14
MXN/USD	GSC	04/16/19	MXN	38,005	1,953	(18)
MXN/USD	GSC	04/16/19	MXN	51,667	2,655	20
MXN/USD	RBC	04/16/19	MXN	15,226	782	6
MXN/USD	SSB	04/16/19	MXN	37,642	1,934	(39)
NOK/USD	CIT	04/16/19	NOK	155,613	18,061	(260)
NOK/USD	CIT	04/16/19	NOK	114,738	13,317	50
NOK/USD	GSC	04/16/19	NOK	149,252	17,323	(230)
NOK/USD	JPM	04/16/19	NOK	31,905	3,703	(60)
NOK/USD	RBC	04/16/19	NOK	120,326	13,966	(206)
NOK/USD	SGB	04/16/19	NOK	203,049	23,567	(387)
NOK/USD	SSB	04/16/19	NOK	203,445	23,613	(407)
NOK/USD	SSB	04/16/19	NOK	73,889	8,576	19
NZD/USD	CIT	04/16/19	NZD	10,400	7,082	(57)
NZD/USD	CIT	04/16/19	NZD	27,431	18,680	120
NZD/USD	GSC	04/16/19	NZD	6,373	4,340	(29)
NZD/USD	GSC	04/16/19	NZD	58,043	39,527	118
NZD/USD	JPM	04/16/19	NZD	4,065	2,768	(48)
NZD/USD	RBC	04/16/19	NZD	17,223	11,729	64
NZD/USD	SSB	04/16/19	NZD	1,046	712	(7)
NZD/USD	SSB	04/16/19	NZD	33,109	22,546	132
PLN/USD	CIT	04/16/19	PLN	7,537	1,964	(9)
SEK/USD	CIT	04/16/19	SEK	146,938	15,826	(386)
SEK/USD	CIT	04/16/19	SEK	38,489	4,145	5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

						Unrealized
						Appreciation
Purchased/	Counter-					(Depreciation)
Sold	party	Expiration	Notional[1]		Value ($)	($)
SEK/USD	GSC	04/16/19	SEK	116,706	12,570	(268)
SEK/USD	JPM	04/16/19	SEK	83,215	8,963	(450)
SEK/USD	RBC	04/16/19	SEK	367,794	39,614	(1,935)
SEK/USD	SCB	04/16/19	SEK	69,190	7,453	(375)
SEK/USD	SSB	04/16/19	SEK	484,140	52,144	(2,494)
TRY/USD	GSC	04/16/19	TRY	10,859	1,910	(21)
USD/AUD	CIT	04/16/19	AUD	(14,744)	(10,468)	(45)
USD/AUD	CIT	04/16/19	AUD	(20,901)	(14,841)	132
USD/AUD	GSC	04/16/19	AUD	(1,844)	(1,310)	(7)
USD/AUD	GSC	04/16/19	AUD	(17,958)	(12,751)	129
USD/AUD	JPM	04/16/19	AUD	(16,908)	(12,006)	118
USD/AUD	RBC	04/16/19	AUD	(21,726)	(15,427)	118
USD/AUD	SCB	04/16/19	AUD	(9,601)	(6,817)	67
USD/AUD	SSB	04/16/19	AUD	(3,709)	(2,634)	(2)
USD/AUD	SSB	04/16/19	AUD	(54,875)	(38,964)	407
USD/BRL	GSC	04/16/19	BRL	(7,504)	(1,918)	126
USD/CAD	CIT	04/16/19	CAD	(27,959)	(20,948)	233
USD/CAD	GSC	04/16/19	CAD	(2,736)	(2,050)	(4)
USD/CAD	GSC	04/16/19	CAD	(98,597)	(73,866)	716
USD/CAD	JPM	04/16/19	CAD	(21,527)	(16,128)	185
USD/CAD	RBC	04/16/19	CAD	(59,585)	(44,642)	452
USD/CAD	SCB	04/16/19	CAD	(4,658)	(3,490)	37
USD/CAD	SSB	04/16/19	CAD	(49,827)	(37,331)	341
USD/CHF	CIT	04/16/19	CHF	(5,566)	(5,595)	(14)
USD/CHF	CIT	04/16/19	CHF	(9,081)	(9,130)	94
USD/CHF	GSC	04/16/19	CHF	(17,624)	(17,719)	(89)
USD/CHF	GSC	04/16/19	CHF	(15,498)	(15,581)	122
USD/CHF	JPM	04/16/19	CHF	(4,520)	(4,545)	106
USD/CHF	RBC	04/16/19	CHF	(40,103)	(40,320)	872
USD/CHF	SCB	04/16/19	CHF	(6,143)	(6,177)	146
USD/CHF	SGB	04/16/19	CHF	(69,273)	(69,648)	1,664
USD/CHF	SSB	04/16/19	CHF	(5,028)	(5,055)	(10)
USD/CHF	SSB	04/16/19	CHF	(25,100)	(25,237)	541
USD/CZK	CIT	04/16/19	CZK	(44,155)	(1,919)	15
USD/EUR	CIT	04/16/19	EUR	(20,418)	(22,926)	338
USD/EUR	GSC	04/16/19	EUR	(46,498)	(52,214)	987
USD/EUR	JPM	04/16/19	EUR	(720)	(809)	24
USD/EUR	RBC	04/16/19	EUR	(399)	(448)	7
USD/EUR	SSB	04/16/19	EUR	(98,814)	(110,957)	3,220
USD/GBP	CIT	04/16/19	GBP	(1,334)	(1,736)	(26)
USD/GBP	CIT	04/16/19	GBP	(5,418)	(7,053)	55
USD/GBP	GSC	04/16/19	GBP	(23,024)	(29,969)	(381)
USD/GBP	GSC	04/16/19	GBP	(3,656)	(4,758)	13
USD/GBP	RBC	04/16/19	GBP	(1,784)	(2,322)	20
USD/GBP	SCB	04/16/19	GBP	(7,968)	(10,371)	(147)
USD/GBP	SSB	04/16/19	GBP	(47,889)	(62,331)	(841)
USD/JPY	CIT	04/16/19	JPY	(1,721,816)	(15,556)	372
USD/JPY	GSC	04/16/19	JPY	(410,357)	(3,707)	(7)
USD/JPY	GSC	04/16/19	JPY	(528,343)	(4,773)	76
USD/JPY	JPM	04/16/19	JPY	(1,331,522)	(12,030)	291
USD/JPY	RBC	04/16/19	JPY	(1,177,235)	(10,636)	261
USD/JPY	SCB	04/16/19	JPY	(400,906)	(3,622)	89
USD/JPY	SGB	04/16/19	JPY	(1,428,258)	(12,904)	319
USD/JPY	SSB	04/16/19	JPY	(2,224,953)	(20,101)	500
USD/KRW	CIT	04/16/19	KRW	(2,214,067)	(1,951)	10
USD/KRW	GSC	04/16/19	KRW	(2,223,519)	(1,960)	29
USD/MXN	CIT	04/16/19	MXN	(66,893)	(3,437)	(28)
USD/MXN	CIT	04/16/19	MXN	(75,635)	(3,886)	7
USD/NOK	CIT	04/16/19	NOK	(38,526)	(4,472)	32
USD/NOK	GSC	04/16/19	NOK	(43,977)	(5,104)	(15)
USD/NOK	GSC	04/16/19	NOK	(346,787)	(40,249)	549
USD/NOK	JPM	04/16/19	NOK	(146,649)	(17,021)	306
USD/NOK	RBC	04/16/19	NOK	(6,381)	(741)	12
USD/NOK	SCB	04/16/19	NOK	(77,408)	(8,984)	145
USD/NOK	SSB	04/16/19	NOK	(79,749)	(9,256)	102
USD/NZD	CIT	04/16/19	NZD	(16,689)	(11,365)	(28)
USD/NZD	CIT	04/16/19	NZD	(11,067)	(7,536)	26
USD/NZD	GSC	04/16/19	NZD	(6,293)	(4,285)	(10)
USD/NZD	GSC	04/16/19	NZD	(21,817)	(14,857)	62
USD/NZD	JPM	04/16/19	NZD	(13,547)	(9,225)	(47)
USD/NZD	RBC	04/16/19	NZD	(16,554)	(11,274)	(60)

						Unrealized
						Appreciation
Purchased/	Counter-					(Depreciation)
Sold	party	Expiration	Notional[1]		Value ($)	($)
USD/NZD	SCB	04/16/19	NZD	(21,679)	(14,763)	(74)
USD/NZD	SGB	04/16/19	NZD	(76,556)	(52,133)	(283)
USD/NZD	SSB	04/16/19	NZD	(31,686)	(21,577)	(105)
USD/NZD	SSB	04/16/19	NZD	(770)	(524)	3
USD/PLN	GSC	04/16/19	PLN	(7,538)	(1,964)	10
USD/SEK	CIT	04/16/19	SEK	(278,768)	(30,025)	1,448
USD/SEK	GSC	04/16/19	SEK	(499,178)	(53,764)	2,141
USD/SEK	JPM	04/16/19	SEK	(18,386)	(1,980)	74
USD/SEK	SGB	04/16/19	SEK	(144,121)	(15,523)	797
USD/SEK	SSB	04/16/19	SEK	(58,116)	(6,259)	218
USD/TRY	GSC	04/16/19	TRY	(10,853)	(1,909)	40

					5,369	(1,223)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.9%
Ally Auto Receivables Trust
Series 2017-A2-5, 1.81%, 06/15/20	85	85
BMW Vehicle Lease Trust
Series 2019-A2-1, 2.79%, 08/20/20	1,790	1,792
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,479	1,472
Series 2014-A4-A4, 2.84%, (1M USD LIBOR + 0.36%), 08/15/19 (b)	2,500	2,502
CarMax Auto Owner Trust
Series 2015-A3-4, 1.56%, 05/15/19	233	233
Chase Issuance Trust
Series 2018-A1-A1, 2.68%, (1M USD LIBOR + 0.20%), 04/15/21 (b)	1,400	1,399
Citibank Credit Card Issuance Trust
Series 2014-A6-A6, 2.15%, 07/15/19	1,000	999
Evergreen Credit Card Trust
Series 2019-A-1, 2.96%, (1M USD LIBOR + 0.48%), 01/15/21 (b) (c)	1,500	1,504
Ford Credit Auto Owner Trust
Series 2017-A3-A, 1.67%, 01/15/20	1,257	1,251
Series 2017-A2A-C, 1.80%, 09/15/20	205	205
Series 2019-A2A-A, REMIC, 2.78%, 02/15/22	485	486
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	303	302
Series 2018-A2A-2, 2.55%, 05/17/21	979	978
Honda Auto Receivables Owner Trust
Series 2016-A3-2, 1.39%, 04/15/19	251	251
Series 2017-A2-3, 1.57%, 01/21/20	117	117
Mercedes-Benz Auto Lease Trust
Series 2019-A2-A, 3.01%, 02/16/21	2,500	2,506
Navient Student Loan Trust
Series 2018-A1-2A, 2.73%, (1M USD LIBOR + 0.24%), 04/25/20 (b) (c)	326	326
Series 2018-A1-3A, 2.76%, (1M USD LIBOR + 0.27%), 06/25/20 (b) (c)	808	807
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	395	394
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (c)	79	79
Toyota Auto Receivables Owner Trust
Series 2018-A2A-C, 2.77%, 05/15/20	1,590	1,591
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (c)	2,000	1,994
Series 2019-A1B-A, 2.83%, (1M USD LIBOR + 0.33%), 04/20/22 (b)	1,000	1,000
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	1,000	1,004
Series 2017-A2A-B, 1.61%, 02/16/21	303	302

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,551)		23,579

CORPORATE BONDS AND NOTES 60.4%
Communication Services 6.3%
AT&T Inc.
3.74%, (3M USD LIBOR + 0.95%), 07/15/21 (b)	2,435	2,460
Comcast Corp.
3.24%, (3M USD LIBOR + 0.44%), 10/01/21 (b) (c)	1,570	1,574
NBCUniversal Enterprise Inc.
3.20%, (3M USD LIBOR + 0.40%), 04/01/21 (b) (c)	775	776
Verizon Communications Inc.
3.61%, (3M USD LIBOR + 1.00%), 03/16/22 (b)	2,400	2,436
Walt Disney Co.
2.94%, 05/30/19	245	245

		7,491
Consumer Discretionary 1.1%
Nissan Motor Acceptance Corp.
3.24%, (3M USD LIBOR + 0.63%), 09/21/21 (b) (c)	1,285	1,277

	Shares/Par[1]	Value ($)
Consumer Staples 3.7%
BAT Capital Corp.
3.28%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	1,505	1,501
Diageo Capital Plc
2.92%, (3M USD LIBOR + 0.24%), 05/18/20 (b)	1,150	1,150
Philip Morris International Inc.
3.06%, (3M USD LIBOR + 0.42%), 02/21/20 (b)	1,000	1,002
Reynolds American Inc.
8.13%, 06/23/19 (d)	710	718

		4,371
Energy 4.2%
BP AMI Leasing Inc.
5.52%, 05/08/19 (c)	2,190	2,196
BP Capital Markets Plc
3.48%, 09/16/21	375	380
Total Capital International SA
2.98%, (3M USD LIBOR + 0.35%), 06/19/19 (b)	1,010	1,011
TransCanada PipeLines Ltd.
2.96%, (3M USD LIBOR + 0.28%), 11/15/19 (b)	1,400	1,402

		4,989
Financials 35.8%
AIG Global Funding
3.28%, (3M USD LIBOR + 0.48%), 07/02/20 (b) (c)	185	185
American Express Co.
3.21%, (3M USD LIBOR + 0.53%), 05/17/21 (b)	2,150	2,155
American Honda Finance Corp.
2.77%, (1M USD LIBOR + 0.28%), 10/19/20 (b)	1,630	1,629
Bank of America Corp.
4.18%, (3M USD LIBOR + 1.42%), 04/19/21 (b)	1,335	1,362
3.42%, (3M USD LIBOR + 0.66%), 07/21/21 (b)	455	457
3.15%, (3M USD LIBOR + 0.38%), 01/23/22 (b)	470	468
Bayer US Finance II LLC
3.23%, (3M USD LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,918
BMW US Capital LLC
3.06%, (3M USD LIBOR + 0.37%), 08/14/20 (b) (c)	1,370	1,371
Capital One Financial Corp.
3.55%, (3M USD LIBOR + 0.95%), 03/09/22 (b)	1,735	1,742
Caterpillar Financial Services Corp.
2.89%, (3M USD LIBOR + 0.28%), 09/07/21 (b)	2,280	2,277
Citigroup Inc.
3.73%, (3M USD LIBOR + 0.96%), 04/25/22 (b)	2,540	2,560
Goldman Sachs Group Inc.
3.87%, (3M USD LIBOR + 1.11%), 04/26/22 (b)	2,585	2,599
Harley-Davidson Financial Services Inc.
3.14%, (3M USD LIBOR + 0.50%), 05/21/20 (b) (c)	1,350	1,350
HSBC Holdings Plc
3.28%, (3M USD LIBOR + 0.60%), 05/18/21 (b)	1,895	1,893
JPMorgan Chase & Co.
3.15%, (3M USD LIBOR + 0.55%), 03/09/21 (b)	1,350	1,351
3.71%, (3M USD LIBOR + 1.10%), 06/07/21 (b)	1,220	1,236
Marsh & McLennan Companies Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (b)	1,060	1,063
Morgan Stanley
3.94%, (3M USD LIBOR + 1.18%), 01/20/22 (b)	2,525	2,550
PNC Bank NA
2.95%, (3M USD LIBOR + 0.35%), 03/12/21 (b)	450	450
Royal Bank of Canada
3.14%, (3M USD LIBOR + 0.39%), 04/30/21 (b)	1,820	1,823
Santander UK Plc
3.25%, (3M USD LIBOR + 0.62%), 06/01/21 (b)	1,185	1,185
Toronto-Dominion Bank
3.03%, (3M USD LIBOR + 0.43%), 06/11/21 (b)	1,520	1,525
US Bank NA
3.08%, (3M USD LIBOR + 0.32%), 04/26/21 (b)	1,375	1,376
Volkswagen Group of America Finance LLC
3.46%, (3M USD LIBOR + 0.77%), 11/13/20 (b) (c)	1,575	1,577
WEA Finance LLC
2.70%, 09/17/19 (c)	1,500	1,499

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Wells Fargo & Co.
3.63%, (3M USD LIBOR + 0.93%), 02/11/22 (b)	2,425	2,443
Westpac Banking Corp.
3.53%, (3M USD LIBOR + 0.85%), 08/19/21 (b)	2,380	2,403

		42,447
Health Care 3.5%
CVS Health Corp.
3.32%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	1,900	1,904
GlaxoSmithKline Capital Plc
3.04%, (3M USD LIBOR + 0.35%), 05/14/21 (b)	785	787
Halfmoon Parent Inc.
3.26%, (3M USD LIBOR + 0.65%), 09/17/21 (b) (c)	1,490	1,484

		4,175
Industrials 1.7%
United Technologies Corp.
3.09%, 11/01/19	640	641
3.33%, (3M USD LIBOR + 0.65%), 08/16/21 (b)	1,330	1,329

		1,970
Utilities 4.1%
Dominion Energy Inc.
3.18%, (3M USD LIBOR + 0.55%), 06/03/19 (b) (c)	1,897	1,898
Duke Energy Progress LLC
2.77%, (3M USD LIBOR + 0.18%), 09/08/20 (b)	1,000	999
Sempra Energy
3.29%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	2,040	2,024

		4,921

Total Corporate Bonds And Notes (cost $71,693)		71,641

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 13.1%
Investment Companies 13.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (e) (f)	15,550	15,550

Total Short Term Investments (cost $15,550)		15,550

Total Investments 93.4% (cost $110,794)		110,770
Other Derivative Instruments 1.5%		1,769
Other Assets and Liabilities, Net 5.1%		6,074

Total Net Assets 100.0%		118,613

(a)	Consolidated Schedule of Investments.
(b)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $21,815 and 18.4%, respectively.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Brent Crude Oil	121	July 2019	7,918	54	215
Cattle Feeder	22	May 2019	1,615	(9)	22
Cocoa	74	July 2019	1,707	12	(27)
Coffee ‘C’	24	July 2019	899	8	(25)
Copper	74	July 2019	5,400	115	42
Corn	507	July 2019	9,679	(445)	(395)
Cotton No. 2	65	July 2019	2,441	41	104
Gold 100 oz.	79	June 2019	10,514	21	(255)
KCBT Wheat	165	July 2019	3,734	(74)	(122)
Lean Hogs	71	June 2019	2,159	(84)	356
Live Cattle	62	June 2019	2,970	(15)	(18)
LME Aluminum	39	May 2019	1,894	(101)	(41)
LME Lead	83	May 2019	4,062	240	116
LME Nickel	52	May 2019	3,417	905	623
LME Zinc	63	May 2019	3,932	872	720
Low Sulphur Gas Oil	73	May 2019	4,180	44	253
Natural Gas	85	May 2019	2,333	(43)	(70)
NY Harbor ULSD	96	July 2019	8,071	1	(88)
Platinum	133	July 2019	5,617	88	63
RBOB Gasoline	104	July 2019	7,666	86	423
Silver	63	May 2019	4,956	40	(197)
Soybean	74	July 2019	3,424	(19)	(102)
Soybean Meal	166	July 2019	5,164	(4)	(18)
Soybean Oil	75	July 2019	1,376	(14)	(85)
Sugar #11 (World Markets)	79	July 2019	1,118	2	1
Wheat	148	July 2019	3,427	(51)	3
WTI Crude Oil	125	June 2019	6,701	99	834

				1,769	2,332

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
PREFERRED STOCKS 3.2%
Health Care 1.3%
Danaher Corp. (a) (b)	2	1,964
Real Estate 1.9%
Crown Castle International Corp. - Series A (b)	3	2,974

Total Preferred Stocks (cost $4,477)		4,938

CORPORATE BONDS AND NOTES 95.9%
Communication Services 14.9%
Boingo Wireless Inc.
1.00%, 10/01/23 (b) (c)	1,990	1,786
GCI Liberty Inc.
1.75%, 09/30/46 (b) (c) (d)	3,800	4,169
iQiyi Inc.
3.75%, 12/01/23 (b) (c)	1,305	1,554
Liberty Media Corp.
2.13%, 03/31/48 (b)	5,500	5,289
2.25%, 12/01/48 (b) (c) (d)	4,675	5,207
Twitter Inc.
0.25%, 09/15/19 (b)	2,000	1,970
0.25%, 06/15/24 (b) (c)	3,400	3,147

		23,122
Consumer Discretionary 9.0%
Caesars Entertainment Corp.
5.00%, 10/01/24 (b)	1,950	2,773
Chegg Inc.
0.13%, 03/15/25 (b) (c)	1,595	1,578
Ctrip.com International Ltd.
1.00%, 07/01/20 (b)	3,000	3,057
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (b)	4,100	3,892
MercadoLibre Inc.
2.00%, 08/15/28 (b) (c) (d)	1,945	2,610

		13,910
Energy 3.1%
Golar LNG Ltd.
2.75%, 02/15/22 (b) (d)	3,835	3,651
Transocean Inc.
0.50%, 01/30/23 (b)	1,000	1,116

		4,767
Financials 7.4%
Ares Capital Corp.
4.63%, 03/01/24 (b)	940	932
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22 (b)	3,000	3,012
IIP Operating Partnership LP
3.75%, 02/21/24 (b) (c)	1,385	1,664
MGIC Investment Corp.
9.00%, 04/01/63 (b) (c)	2,250	2,905
PRA Group Inc.
3.50%, 06/01/23 (b)	3,200	2,878

		11,391
Health Care 15.1%
DexCom Inc.
0.75%, 12/01/23 (b) (c) (d)	3,000	3,091
Exact Sciences Corp.
1.00%, 01/15/25 (b) (d)	3,000	4,090
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (b) (d)	3,135	3,557
Insmed Inc.
1.75%, 01/15/25 (b)	2,260	2,246
Insulet Corp.
1.38%, 11/15/24 (b) (c) (d)	1,970	2,374
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (b) (c) (d)	1,825	1,561
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (b)	1,500	2,031
Tabula Rasa HealthCare Inc.
1.75%, 02/15/26 (b) (c)	2,305	2,445

	Shares/Par[1]	Value ($)
Teladoc Inc.
1.38%, 05/15/25 (b) (c)	1,600	2,061

		23,456
Industrials 9.5%
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (b)	2,335	2,480
Dycom Industries Inc.
0.75%, 09/15/21 (b) (d)	4,045	3,742
Greenbrier Cos. Inc.
2.88%, 02/01/24 (b) (d)	3,030	2,904
Meritor Inc.
3.25%, 10/15/37 (b)	3,550	3,409
Navistar International Corp.
4.75%, 04/15/19 (b)	1,110	1,112
Team Inc.
5.00%, 08/01/23 (b)	1,055	1,141

		14,788
Information Technology 35.4%
Akamai Technologies Inc.
0.13%, 05/01/25 (b) (c) (d)	4,500	4,483
Atlassian Inc.
0.63%, 05/01/23 (b) (c) (d)	1,325	1,977
Cree Inc.
0.88%, 09/01/23 (b) (c) (d)	3,000	3,440
CSG Systems International Inc.
4.25%, 03/15/36 (b)	1,800	1,880
Cypress Semiconductor Corp.
4.50%, 01/15/22 (b) (d)	2,325	2,966
DocuSign Inc.
0.50%, 09/15/23 (b) (c)	1,500	1,548
Guidewire Software Inc.
1.25%, 03/15/25 (b) (d)	3,785	4,104
II-VI Inc.
0.25%, 09/01/22 (b)	1,870	1,960
LivePerson Inc.
0.75%, 03/01/24 (b) (c)	1,215	1,245
Lumentum Holdings Inc.
0.25%, 03/15/24 (b)	1,800	2,127
Microchip Technology Inc.
1.63%, 02/15/27 (b) (d)	3,310	3,644
New Relic Inc.
0.50%, 05/01/23 (b) (c)	2,275	2,561
Nutanix Inc.
0.00%, 01/15/23 (b) (e)	1,550	1,643
ON Semiconductor Corp.
1.63%, 10/15/23 (b)	3,050	3,772
Palo Alto Networks Inc.
0.75%, 07/01/23 (b) (c)	3,485	3,872
Pluralsight Inc.
0.38%, 03/01/24 (b) (c)	1,470	1,567
Rapid7 Inc.
1.25%, 08/01/23 (b) (c)	2,000	2,716
Splunk Inc.
0.50%, 09/15/23 (b) (c)	3,060	3,313
Square Inc.
0.50%, 05/15/23 (b) (c)	2,615	3,151
Wix.com Ltd.
0.00%, 07/01/23 (b) (c) (e)	465	510
Workday Inc.
0.25%, 10/01/22 (b)	1,685	2,377

		54,856
Real Estate 1.5%
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (b) (d)	2,345	2,373

Total Corporate Bonds And Notes (cost $143,316)		148,663

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 7.5%
Investment Companies 7.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	11,630	11,630

Total Short Term Investments (cost $11,630)		11,630

Total Investments 106.6% (cost $159,423)		165,231
Total Securities Sold Short (42.4)% (proceeds $62,170)		(65,776)
Other Assets and Liabilities, Net 35.8%		55,559

Total Net Assets 100.0%		155,014

(a)	Non-income producing security.
(b)	Convertible security.
(c)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $66,535 and 42.9%, respectively.

(d)	All or a portion of the security is pledged or segregated as collateral.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Investment in affiliate.
(g)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (42.4%)
COMMON STOCKS (37.5%)
Communication Services (4.4%)
Boingo Wireless Inc.	(19)	(438)
Charter Communications Inc. - Class A	(5)	(1,630)
iQiyi Inc. - ADS	(33)	(789)
Live Nation Inc.	(32)	(2,017)
Sirius XM Holdings Inc.	(206)	(1,166)
Twitter Inc.	(23)	(748)

		(6,788)
Consumer Discretionary (3.2%)
Caesars Entertainment Corp.	(163)	(1,416)
Chegg Inc.	(17)	(659)
Ctrip.com International Ltd. - ADR	(8)	(354)
Marriott Vacations Worldwide Corp.	(8)	(776)
MercadoLibre Inc.	(4)	(1,777)

		(4,982)
Energy (0.9%)
Golar LNG Ltd.	(39)	(816)
Transocean Ltd.	(63)	(549)

		(1,365)
Financials (1.0%)
DocuSign Inc.	(13)	(653)
PRA Group Inc.	(36)	(965)

		(1,618)
Health Care (7.6%)
Danaher Corp.	(6)	(739)
DexCom Inc.	(10)	(1,227)
Exact Sciences Corp.	(29)	(2,486)
Horizon Pharma Plc	(44)	(1,158)
Insmed Inc.	(35)	(1,010)
Insulet Corp.	(14)	(1,346)
Ligand Pharmaceuticals Inc.	(3)	(377)
Neurocrine Biosciences Inc.	(13)	(1,128)
Tabula Rasa HealthCare Inc.	(19)	(1,078)
Teladoc Health Inc.	(22)	(1,223)

		(11,772)
Industrials (2.1%)
Atlas Air Worldwide Holdings Inc.	(23)	(1,158)
Dycom Industries Inc.	(8)	(384)
Greenbrier Cos. Inc.	(22)	(709)
Meritor Inc.	(25)	(509)
Team Inc.	(29)	(506)

		(3,266)
Information Technology (16.1%)
Akamai Technologies Inc.	(21)	(1,527)
Atlassian Corp. Plc - Class A	(11)	(1,287)
Cree Inc.	(32)	(1,831)
CSG Systems International Inc.	(10)	(402)
Cypress Semiconductor Corp.	(90)	(1,338)
Guidewire Software Inc.	(18)	(1,778)
II-VI Inc.	(22)	(827)
LivePerson Inc.	(14)	(395)
Lumentum Holdings Inc.	(17)	(950)
Microchip Technology Inc.	(29)	(2,406)
New Relic Inc.	(11)	(1,056)
Nutanix Inc. - Class A	(20)	(766)
ON Semiconductor Corp.	(88)	(1,816)

	Shares/Par[1]	Value ($)
Palo Alto Networks Inc.	(7)	(1,749)
Pluralsight Inc. - Class A	(15)	(492)
Rapid7 Inc.	(31)	(1,579)
Splunk Inc.	(11)	(1,414)
Square Inc. - Class A	(20)	(1,521)
Wix.com Ltd.	(2)	(218)
Workday Inc. - Class A	(9)	(1,659)

		(25,011)
Real Estate (2.2%)
Crown Castle International Corp.	(14)	(1,792)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(20)	(526)
Innovative Industrial Properties Inc.	(13)	(1,062)

		(3,380)

Total Common Stocks (proceeds $54,661)		(58,182)

INVESTMENT COMPANIES (4.9%)
iShares Nasdaq Biotechnology Index Fund	(20)	(2,236)
iShares Russell 2000 ETF	(35)	(5,358)

Total Investment Companies (proceeds $7,509)		(7,594)

Total Securities Sold Short (42.4%) (proceeds $62,170)		(65,776)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Corporate Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25	76	77
Series 2017-A-1, 3.55%, 01/15/30 (a)	1,656	1,595
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	24	24
Series 2015-A-1, 3.38%, 05/01/27	248	243
Series 2016-AA-2, 3.20%, 06/15/28	180	175
Series 2017-AA-2, 3.35%, 10/15/29	973	949
Series 2017-A-2, 3.60%, 10/15/29	584	565
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 3.43%, (1M USD LIBOR + 0.95%), 09/25/34 (b)	43	42
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	39	37
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 3.42%, (1M USD LIBOR + 0.93%), 09/25/34 (b)	36	35
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	1,004	835
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 12/25/36 (b)	100	98
Series 2007-3A3A-10, REMIC, 4.36%, 09/25/37 (b)	9	7
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	41	42
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 07/25/34 (b)	60	59
Series 2004-M1-5, REMIC, 3.34%, (1M USD LIBOR + 0.86%), 08/25/34 (b)	25	24
Series 2006-1A-24, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 07/25/35 (b)	94	85
Series 2005-1A-AB4, REMIC, 2.73%, (1M USD LIBOR + 0.48%), 03/25/36 (b)	37	32
Countrywide Home Loans Inc.
Series 2004-1AF2-R2, REMIC, 2.91%, (1M USD LIBOR + 0.42%), 11/25/34 (b)	1,216	1,110
CVS Pass-Through Trust
Series 2013-PTC, 4.70%, 01/10/36	848	870
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 3.91%, (1M USD LIBOR + 1.43%), 10/25/34 (b)	39	38
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (a)	300	302
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 3.03%, (1M USD LIBOR + 0.54%), 10/25/35 (b)	11	11
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.85%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	100	98
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.76%, (1M USD LIBOR + 0.27%), 07/25/36 (b)	300	285
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	12	12
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 2.59%, (1M USD LIBOR + 0.10%), 04/25/37 (b)	13	9
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	31	31
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20	300	306
Park Place Securities Inc. Asset-Backed Pass- Through Certificates
Series 2004-M2-WHQ1, REMIC, 3.48%, (1M USD LIBOR + 0.99%), 09/25/34 (b)	54	53
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	65	61
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	73	65

	Shares/Par[1]	Value ($)
RAMP Trust
Series 2005-A2-EFC7, REMIC, 2.95%, (1M USD LIBOR + 0.46%), 12/25/35 (b)	207	176
RASC Trust
Series 2006-AI3-KS9, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	139	137
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (c)	168	98
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21	600	596
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25	447	449
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	831	830
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24	361	363
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	80	81
Series 2016-A-1, 3.45%, 07/07/28	921	888
Series 2016-A-2, 3.10%, 10/07/28	474	452
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	115	117
Series 2013-A-1, 3.95%, 11/15/25	72	73
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23	23	23

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,502)		12,458

CORPORATE BONDS AND NOTES 85.2%
Communication Services 6.7%
Activision Blizzard Inc.
3.40%, 09/15/26	200	198
AMC Networks Inc.
5.00%, 04/01/24	200	201
America Movil SAB de CV
5.00%, 03/30/20	200	204
AT&T Inc.
3.38%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	2,100	2,110
3.95%, 01/15/25	100	102
4.10%, 02/15/28	320	323
4.80%, 06/15/44	200	196
4.35%, 06/15/45	100	92
5.15%, 11/15/46	2,200	2,258
5.45%, 03/01/47	1,400	1,496
4.50%, 03/09/48	200	188
4.55%, 03/09/49	700	662
Baidu Inc.
3.00%, 06/30/20	400	400
4.38%, 05/14/24	200	208
4.88%, 11/14/28	1,100	1,176
CC Holdings GS V LLC
3.85%, 04/15/23	200	205
Charter Communications Operating LLC
3.75%, 02/15/28	300	290
5.38%, 04/01/38	400	404
5.75%, 04/01/48	300	314
Comcast Corp.
3.15%, 03/01/26	200	199
2.35%, 01/15/27	200	187
3.30%, 02/01/27	400	399
4.15%, 10/15/28	1,700	1,792
3.90%, 03/01/38	300	295
4.50%, 01/15/43	500	524
4.60%, 08/15/45	400	426
3.40%, 07/15/46	1,200	1,063
4.00%, 11/01/49	300	292
Crown Castle Towers LLC
4.24%, 07/15/28	100	104
Discovery Communications LLC
3.45%, 03/15/25	100	98
DISH DBS Corp.
6.75%, 06/01/21	1,000	1,032
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	200	203

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
MTN Mauritius Investments Ltd.
4.76%, 11/11/24	200	190
Numericable - SFR SA
7.38%, 05/01/26	900	882
RELX Capital Inc.
3.50%, 03/16/23	200	203
Sprint Corp.
7.25%, 09/15/21	1,300	1,365
Sprint Spectrum Co. LLC
3.36%, 09/20/21	937	937
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,115
Time Warner Cable Inc.
8.25%, 04/01/19	500	500
4.13%, 02/15/21	1,000	1,016
6.75%, 06/15/39	700	781
4.50%, 09/15/42	300	264
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	130
United Group BV
4.38%, 07/01/22, EUR	200	230
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	648
Univision Communications Inc.
5.13%, 02/15/25	400	372
Verizon Communications Inc.
3.78%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	2,200	2,204
4.13%, 03/16/27	300	314
4.33%, 09/21/28	300	317
4.27%, 01/15/36	700	709
5.25%, 03/16/37	100	113
5.01%, 08/21/54	209	224
Vodafone Group Plc
4.38%, 05/30/28	200	203
7.00%, 04/04/79	200	203
Wind Tre SpA
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (b)	400	425

		30,986
Consumer Discretionary 2.6%
1011778 B.C. Unltd. Liability Co.
4.25%, 05/15/24	200	198
Alibaba Group Holding Ltd.
3.60%, 11/28/24	300	307
Altice SA
7.75%, 05/15/22	200	200
Amazon.com Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24	100	105
5.20%, 12/03/25	100	113
3.15%, 08/22/27	300	302
Aptiv Plc
4.35%, 03/15/29	800	813
Bacardi Ltd.
4.45%, 05/15/25	1,000	1,004
2.75%, 07/15/26	300	268
Cedar Fair LP
5.38%, 04/15/27	200	202
D.R. Horton Inc.
4.38%, 09/15/22	200	206
General Motors Co.
3.54%, (3M USD LIBOR + 0.80%), 08/07/20 (b)	200	200
General Motors Financial Co. Inc.
3.79%, 01/05/23	100	97
GLP Capital LP
5.25%, 06/01/25	400	419
5.75%, 06/01/28	300	323
Hilton Worldwide Finance LLC
4.88%, 04/01/27	400	405
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21	75	77
Jeld-Wen Inc.
4.63%, 12/15/25	200	190
Melco Resorts Finance Ltd.
4.88%, 06/06/25	800	795

	Shares/Par[1]	Value ($)
MGM Resorts International
5.50%, 04/15/27	200	203
QVC Inc.
4.38%, 03/15/23	600	609
4.85%, 04/01/24	200	205
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	116
Securitization Trust
5.75%, 04/01/27 (d)	800	793
Studio City Co. Ltd.
5.88%, 11/30/19	500	506
Studio City Finance Ltd.
7.25%, 02/11/24	500	525
Whirlpool Corp.
4.75%, 02/26/29	200	205
Wynn Macau Ltd.
5.50%, 10/01/27	2,800	2,709

		12,195
Consumer Staples 1.7%
Adecoagro SA
6.00%, 09/21/27	200	188
Altria Group Inc.
9.25%, 08/06/19 (d)	12	12
BAT Capital Corp.
3.56%, 08/15/27	2,400	2,274
Campbell Soup Co.
3.65%, 03/15/23	1,000	1,015
4.15%, 03/15/28	200	199
Conagra Brands Inc.
4.60%, 11/01/25	1,200	1,260
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,119
General Mills Inc.
4.55%, 04/17/38	100	99
JM Smucker Co.
3.50%, 03/15/25	100	100
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	202
3.52%, (3M USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,400
Tesco Plc
6.13%, 02/24/22, GBP	50	72

		7,940
Energy 9.4%
Antero Midstream Partners LP
5.75%, 03/01/27	200	203
APT Pipelines Ltd.
4.20%, 03/23/25	500	511
Blue Racer Midstream LLC
6.13%, 11/15/22	200	203
BP AMI Leasing Inc.
5.52%, 05/08/19 (a)	125	125
Cenovus Energy Inc.
4.25%, 04/15/27 (e)	1,100	1,082
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	733
Cimarex Energy Co.
4.38%, 06/01/24	875	908
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23	1,100	1,157
Concho Resources Inc.
3.75%, 10/01/27	300	298
Continental Resources Inc.
3.80%, 06/01/24	500	505
El Paso Corp.
6.50%, 09/15/20	200	210
Enable Midstream Partners LP
4.40%, 03/15/27	400	391
4.95%, 05/15/28	500	509
5.00%, 05/15/44 (c)	645	576
Enbridge Inc.
3.18%, (3M USD LIBOR + 0.40%), 01/10/20 (b)	1,500	1,499
3.70%, 07/15/27	900	901
Endeavor Energy Resources LP
5.75%, 01/30/28	500	525

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Energy Transfer Operating LP
6.25%, 04/15/49	800	897
Energy Transfer Partners LP
4.65%, 06/01/21	800	824
4.20%, 04/15/27	100	100
4.90%, 03/15/35	554	532
7.50%, 07/01/38	200	243
6.05%, 06/01/41	1,300	1,385
6.50%, 02/01/42	100	112
Enterprise Products Operating LLC
2.55%, 10/15/19	500	500
3.90%, 02/15/24	100	104
3.75%, 02/15/25	400	413
4.88%, 08/16/77 (b)	500	461
EQT Corp.
3.00%, 10/01/22	600	589
EQT Midstream Partners LP
4.00%, 08/01/24	500	489
4.13%, 12/01/26	300	278
5.50%, 07/15/28	500	506
Gaz Capital SA
6.51%, 03/07/22	400	427
2.95%, 01/24/24, EUR	1,600	1,856
2.25%, 11/22/24, EUR	200	225
4.95%, 03/23/27	600	601
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	300	300
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21	200	208
3.13%, 11/17/23, EUR (a)	400	469
Greenko Dutch BV
5.25%, 07/24/24	200	193
Halliburton Co.
3.80%, 11/15/25	800	818
Hess Corp.
7.30%, 08/15/31	65	76
Kerr-McGee Corp.
6.95%, 07/01/24	300	344
Marathon Oil Corp.
4.40%, 07/15/27	300	309
Midwest Connector Capital Co. LLC
3.63%, 04/01/22	400	406
3.90%, 04/01/24	700	713
MPLX LP
4.50%, 04/15/38	200	190
4.90%, 04/15/58	300	281
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21	58	57
7.35%, 12/01/26 (f)	133	82
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22	36	34
7.72%, 12/01/26 (f)	139	34
Odebrecht Oil & Gas Finance Ltd.
0.00%, (callable at 100 beginning 05/13/19) (g) (h)	89	1
ONEOK Inc.
4.00%, 07/13/27	300	301
4.35%, 03/15/29	2,500	2,547
ONEOK Partners LP
4.90%, 03/15/25	1,000	1,065
6.85%, 10/15/37	200	238
Parsley Energy LLC
5.63%, 10/15/27	100	99
Petroleos Mexicanos
6.50%, 03/13/27	400	402
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	104
3.45%, 01/15/21	1,400	1,415
4.45%, 01/15/26	400	420
Plains All American Pipeline LP
2.60%, 12/15/19	100	100
2.85%, 01/31/23	200	196
3.85%, 10/15/23	100	101
3.60%, 11/01/24	100	100
4.65%, 10/15/25	200	209

	Shares/Par[1]	Value ($)
5.15%, 06/01/42	200	193
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27	250	277
Regency Energy Partners LP
5.75%, 09/01/20	200	206
5.88%, 03/01/22	1,000	1,069
5.00%, 10/01/22	300	317
Rockies Express Pipeline LLC
5.63%, 04/15/20	500	512
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (c)	100	104
6.25%, 03/15/22	300	324
5.63%, 04/15/23	800	867
5.75%, 05/15/24	1,510	1,663
5.88%, 06/30/26	700	779
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19	500	497
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27 (e)	200	196
TC PipeLines LP
3.90%, 05/25/27	500	495
TerraForm Power Operating LLC
4.25%, 01/31/23	100	99
Tesoro Logistics LP
5.25%, 01/15/25	600	622
Transcanada Trust
5.30%, 03/15/77 (b)	875	819
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	800	814
Transocean Guardian Ltd.
5.88%, 01/15/24	378	386
Transocean Pontus Ltd.
6.13%, 08/01/25	95	96
Valero Energy Corp.
4.00%, 04/01/29	700	706
WPX Energy Inc.
5.75%, 06/01/26	100	102

		43,833
Financials 41.8%
AerCap Ireland Capital DAC
3.75%, 05/15/19	300	300
4.25%, 07/01/20	500	507
4.50%, 05/15/21	450	460
3.95%, 02/01/22	400	405
4.88%, 01/16/24	200	208
3.50%, 05/26/22 - 01/15/25	400	393
4.45%, 04/03/26	400	401
3.65%, 07/21/27	1,700	1,590
Ally Financial Inc.
8.00%, 11/01/31	500	621
Altice Financing SA
6.63%, 02/15/23	300	307
Ambac LSNI LLC
7.80%, (3M USD LIBOR + 5.00%), 02/12/23 (b)	540	545
Amcor Finance USA Inc.
3.63%, 04/28/26	400	395
American Financial Group Inc.
3.50%, 08/15/26	900	872
American International Group Inc.
5.75%, 04/01/48	100	97
4.38%, 01/15/55	400	358
AXA Equitable Holdings Inc.
4.35%, 04/20/28	300	304
Axis Bank Ltd.
3.25%, 05/21/20	200	199
3.25%, 05/21/20	500	499
Axis Specialty Finance Plc
4.00%, 12/06/27	700	696
Azul Investments LLP
5.88%, 10/26/24	100	95
Banco Bilbao Vizcaya Argentaria SA
5.88%, (callable at 100 beginning 09/24/23), EUR (g)	600	653
6.75%, (callable at 100 beginning 02/18/20), EUR (g)	600	689

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Banco BTG Pactual SA
5.50%, 01/31/23	600	599
Banco General SA
4.13%, 08/07/27	200	197
Bank of America Corp.
4.10%, 07/24/23	1,475	1,544
3.50%, 04/19/26	1,300	1,312
3.82%, 01/20/28 (b)	5,000	5,073
3.42%, 12/20/28	631	618
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	399
3.00%, 02/24/25	500	500
2.80%, 05/04/26	1,800	1,769
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (g)	200	226
7.63%, 11/21/22	2,400	2,608
Barclays Plc
7.75%, (callable at 100 beginning 09/15/23) (g) (i)	1,100	1,101
4.06%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	2,200	2,139
4.34%, 05/16/24 (b) (i)	200	202
BAT International Finance Plc
2.75%, 06/15/20	200	199
Bayer US Finance II LLC
3.88%, 12/15/23	500	504
4.25%, 12/15/25	300	303
BBVA Bancomer SA
5.13%, 01/18/33 (e)	600	552
BGC Partners Inc.
5.13%, 05/27/21	1,100	1,127
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44	300	310
BNP Paribas SA
7.00%, (callable at 100 beginning 08/16/28) (g)	200	201
4.40%, 08/14/28 (e)	900	924
Boral Finance Pty Ltd.
3.75%, 05/01/28	1,600	1,560
BPCE SA
3.88%, (3M USD LIBOR + 1.22%), 05/22/22 (b)	500	503
2.75%, 01/11/23	2,500	2,466
Braskem Finance Ltd.
5.38%, 05/02/22	1,200	1,247
Brighthouse Financial Inc.
4.70%, 06/22/47	200	159
Brookfield Finance Inc.
3.90%, 01/25/28	500	483
Brookfield Finance LLC
4.00%, 04/01/24	500	507
Cemex Finance LLC
6.00%, 04/01/24	300	308
Charles Schwab Corp.
5.00%, (callable at 100 beginning 12/01/27) (g)	500	470
Citigroup Inc.
3.93%, (3M USD LIBOR + 1.19%), 08/02/21 (b)	1,000	1,016
2.90%, 12/08/21	100	100
3.78%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	200	201
3.65%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	600	600
3.20%, 10/21/26	600	588
4.08%, 04/23/29	1,200	1,232
Citizens Bank NA
2.55%, 05/13/21	250	248
3.75%, 02/18/26	600	612
CME Group Inc.
3.00%, 03/15/25	725	729
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	600	595
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (g)	1,400	1,708
3.75%, 07/21/26	1,000	986
Credit Agricole SA
3.75%, 04/24/23	250	253
Credit Suisse AG
3.00%, 10/29/21	300	301
6.50%, 08/08/23	300	321

	Shares/Par[1]	Value ($)
6.50%, 08/08/23	200	214
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (g)	400	411
3.87%, 01/12/29	700	686
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	916
3.75%, 03/26/25	800	807
4.55%, 04/17/26	700	731
CRH America Finance Inc.
3.40%, 05/09/27	800	767
CSN Resources SA
6.50%, 07/21/20	200	199
DAE Funding LLC
5.75%, 11/15/23	1,100	1,132
Daimler Finance North America LLC
3.54%, 02/22/22 (a)	800	802
DBS Group Holdings Ltd.
2.25%, 07/16/19	200	200
3.08%, (3M USD LIBOR + 0.49%), 06/08/20 (b)	400	401
Dell EMC
4.42%, 06/15/21	1,400	1,437
5.45%, 06/15/23	2,125	2,261
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (g)	250	249
Deutsche Bank AG
3.77%, (3M USD LIBOR + 0.97%), 07/13/20 (b)	1,100	1,088
3.15%, 01/22/21	500	493
4.25%, 10/14/21	2,200	2,209
5.00%, 02/14/22 (e)	900	921
3.30%, 11/16/22	300	290
3.87%, (3M USD LIBOR + 1.19%), 11/16/22 (b)	500	483
Discover Bank
3.10%, 06/04/20	250	251
Discover Financial Services
4.10%, 02/09/27	400	399
E*Trade Financial Corp.
5.88%, (callable at 100 beginning 09/15/26) (g)	1,000	1,011
Emerald Bay SA
0.00%, 10/19/20, EUR (h)	100	107
Enel Finance International NV
3.63%, 05/25/27	400	381
ERAC USA Finance LLC
2.70%, 11/01/23	2,000	1,950
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28, EUR	600	705
Fidelity National Financial Inc.
5.50%, 09/01/22	300	318
First American Financial Corp.
4.30%, 02/01/23	650	662
4.60%, 11/15/24	200	207
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	832
FMR LLC
4.95%, 02/01/33 (a)	700	796
Ford Motor Credit Co. LLC
3.53%, (3M USD LIBOR + 0.83%), 08/12/19 (b)	400	400
2.68%, 01/09/20	300	299
8.13%, 01/15/20	150	155
5.88%, 08/02/21	300	311
5.60%, 01/07/22	1,700	1,753
3.82%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	1,400	1,339
Freedom Mortgage Corp.
8.13%, 11/15/24	100	89
8.25%, 04/15/25	100	89
GE Capital International Funding Co.
4.42%, 11/15/35	800	741
General Motors Financial Co. Inc.
4.35%, (3M USD LIBOR + 1.55%), 01/14/22 (b)	200	201
Glencore Funding LLC
4.13%, 03/12/24	1,000	1,010
4.88%, 03/12/29	1,200	1,209
Global Bank Corp.
4.50%, 10/20/21	200	202
GLP Capital LP
5.30%, 01/15/29	700	735

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.
5.25%, 07/27/21	500	525
3.40%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	600	595
3.50%, 01/23/25	600	599
3.75%, 02/25/26	1,000	1,005
4.22%, 05/01/29	2,400	2,456
High Street Funding Trust I
4.11%, 02/15/28	100	102
HSBC Holdings Plc
5.88%, (callable at 100 beginning 09/28/26), GBP (g)	700	916
6.00%, (callable at 100 beginning 09/29/23), EUR (g)	1,100	1,375
6.50%, (callable at 100 beginning 03/23/28) (g) (i)	400	397
3.60%, 05/25/23	800	814
4.30%, 03/08/26	725	753
3.90%, 05/25/26	600	608
3.98%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (i)	500	500
3.00%, 07/22/28, GBP (i)	700	935
Hyundai Capital America Inc.
3.41%, (3M USD LIBOR + 0.80%), 09/18/20 (a) (b)	800	796
IHS Markit Ltd.
4.75%, 08/01/28	400	417
ING Groep NV
4.63%, 01/06/26	1,000	1,050
3.95%, 03/29/27	200	201
Intesa Sanpaolo SpA
6.50%, 02/24/21	250	262
5.71%, 01/15/26	875	854
Jefferies Finance LLC
7.38%, 04/01/20	1,600	1,601
7.50%, 04/15/21	600	610
6.88%, 04/15/22	300	300
7.25%, 08/15/24	400	396
JPMorgan Chase & Co.
6.22%, (callable at 100 beginning 07/30/19) (g)	788	792
3.90%, 07/15/25	200	208
3.30%, 04/01/26	1,700	1,704
3.78%, 02/01/28 (b)	7,000	7,133
JPMorgan Chase Bank NA
3.22%, 03/01/25	1,380	1,380
Lazard Group LLC
3.75%, 02/13/25	300	302
4.50%, 09/19/28	1,200	1,236
4.38%, 03/11/29	400	404
Legg Mason Inc.
3.95%, 07/15/24	100	101
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (e) (g)	100	122
3.30%, 05/07/21 (i)	300	302
Lloyds Banking Group Plc
7.63%, (callable at 100 beginning 06/27/23), GBP (g) (i)	1,000	1,373
3.41%, (3M USD LIBOR + 0.80%), 06/21/21 (b)	400	400
4.05%, 08/16/23 (i)	1,600	1,632
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	100	106
Marsh & McLennan Cos Inc.
3.50%, 03/10/25	1,200	1,221
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48	200	209
Mitsubishi UFJ Financial Group Inc.
3.62%, (3M USD LIBOR + 0.86%), 07/26/23 (b)	300	301
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/19	3,600	3,593
Mizuho Financial Group Inc.
2.63%, 04/12/21	700	695
3.48%, (3M USD LIBOR + 0.88%), 09/11/22 (b)	800	803
Moody’s Corp.
4.50%, 09/01/22	200	210
4.88%, 02/15/24	290	311

	Shares/Par[1]	Value ($)
Morgan Stanley
3.13%, 01/23/23	3,400	3,412
4.00%, 07/23/25	1,000	1,034
3.88%, 01/27/26	300	307
3.63%, 01/20/27	3,700	3,709
MUFG Americas Holdings Corp.
3.00%, 02/10/25	800	787
Multibank Inc.
4.38%, 11/09/22	200	201
Nationwide Building Society
10.25%, GBP (g)	535	1,009
2.35%, 01/21/20	2,150	2,146
Navient Corp.
8.00%, 03/25/20	300	312
5.88%, 03/25/21	100	103
7.25%, 01/25/22	100	106
6.50%, 06/15/22	200	209
Nordea Bank Abp
6.63%, (callable at 100 beginning 03/26/26) (a) (g)	300	299
Novatek Finance DAC
4.42%, 12/13/22	200	201
Pacific National Finance Pty Ltd.
4.63%, 09/23/20 (a)	600	609
Petrobras Global Finance BV
7.38%, 01/17/27	300	331
Protective Life Corp.
4.30%, 09/30/28	1,000	1,027
Quicken Loans Inc.
5.75%, 05/01/25	100	100
5.25%, 01/15/28	800	750
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	477
Radian Group Inc.
7.00%, 03/15/21	157	166
RBS Capital Trust II
6.43%, (callable at 100 beginning 01/03/34) (g)	400	491
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22	400	393
2.75%, 06/26/24	900	884
Reckson Operating Partnership LP
7.75%, 03/15/20	1,400	1,459
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	608
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	500	492
Rio Oil Finance Trust
9.25%, 07/06/24 (c)	381	417
9.25%, 07/06/24	159	174
9.75%, 01/06/27	185	207
8.20%, 04/06/28	600	654
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (g) (i)	700	713
8.63%, (callable at 100 beginning 08/15/21) (g) (i)	600	639
4.15%, (3M USD LIBOR + 1.55%), 06/25/24 (b)	1,300	1,292
4.27%, 03/22/25 (i)	700	708
5.08%, 01/27/30 (b) (i)	200	211
Santander Holdings USA Inc.
4.45%, 12/03/21	1,000	1,029
3.70%, 03/28/22	1,200	1,212
3.40%, 01/18/23	1,100	1,098
4.40%, 07/13/27	100	100
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (g)	295	395
4.75%, 09/15/25	600	596
Santander UK Plc
3.40%, 06/01/21 (i)	500	504
3.75%, 11/15/21 (i)	2,100	2,137
5.00%, 11/07/23	300	308
Sasol Financing USA LLC
5.88%, 03/27/24	400	424
SLM Corp.
5.13%, 04/05/22	400	393

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21	600	591
3.00%, 07/15/22	800	790
Springleaf Finance Corp.
8.25%, 12/15/20	100	108
7.75%, 10/01/21	800	862
State Bank of India
3.25%, 01/24/22	700	697
State Street Corp.
5.63%, (callable at 100 beginning 12/15/23) (g)	400	403
Stearns Holdings LLC
9.38%, 08/15/20 (a)	482	452
Stichting AK Rabobank Certificaten
6.50%, EUR (c) (g)	600	781
Sumitomo Mitsui Financial Group Inc.
4.28%, (3M USD LIBOR + 1.68%), 03/09/21 (b)	1,200	1,224
3.90%, (3M USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,316
3.57%, (3M USD LIBOR + 0.78%), 07/12/22 (b)	500	501
Sunac China Holdings Ltd.
8.63%, 07/27/20	300	308
8.38%, 01/15/21	300	308
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26	200	199
Synchrony Financial
2.70%, 02/03/20	100	100
3.97%, (3M USD LIBOR + 1.23%), 02/03/20 (b)	200	201
4.38%, 03/19/24	400	406
4.25%, 08/15/24	100	101
Syngenta Finance NV
3.93%, 04/23/21	500	503
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	590	905
TIAA Asset Management Finance Co. LLC
4.13%, 11/01/24	500	525
UBS Group AG
2.45%, 12/01/20	200	199
7.63%, 08/17/22	2,403	2,649
4.13%, 09/24/25	250	258
UniCredit SpA
7.83%, 12/04/23	1,200	1,330
UniCredit SPA
6.57%, 01/14/22	500	523
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/19	700	703
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	100	131
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	137
Volkswagen Group of America Finance LLC
2.13%, 05/23/19	1,000	999
3.64%, (3M USD LIBOR + 0.94%), 11/12/21 (b)	500	501
Volkswagen Leasing GmbH
2.13%, 04/04/22, EUR	700	821
Wand Merger Corp.
8.13%, 07/15/23	300	309
WEA Finance LLC
3.75%, 09/17/24	1,000	1,021
Wells Fargo & Co.
2.63%, 07/22/22	300	298
3.89%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	1,500	1,515
3.97%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,427
3.30%, 09/09/24	950	958
3.58%, 05/22/28 (b)	4,800	4,826
Wells Fargo Bank NA
3.55%, 08/14/23	1,000	1,021
Woodside Finance Ltd.
4.60%, 05/10/21	600	614
3.65%, 03/05/25	600	597
4.50%, 03/04/29	1,500	1,529
XLIT Ltd.
4.45%, 03/31/25	400	417

		194,545

	Shares/Par[1]	Value ($)
Health Care 3.7%
Actavis Funding SCS
3.45%, 03/15/22	975	984
Amgen Inc.
2.60%, 08/19/26	700	663
3.20%, 11/02/27	1,900	1,863
Anthem Inc.
4.10%, 03/01/28	600	618
Boston Scientific Corp.
3.38%, 05/15/22	775	786
4.00%, 03/01/29	600	620
Celgene Corp.
4.35%, 11/15/47	200	196
4.55%, 02/20/48	100	102
Community Health Systems Inc.
5.13%, 08/01/21 (e)	100	98
8.63%, 01/15/24	600	601
CVS Health Corp.
2.13%, 06/01/21	400	393
4.30%, 03/25/28	1,100	1,116
7.51%, 01/10/32	53	63
Fresenius Medical Care US Finance II Inc.
4.75%, 10/15/24	700	725
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	265
HCA Inc.
5.88%, 03/15/22	700	750
5.25%, 06/15/26	300	322
5.50%, 06/15/47	900	959
Kinetic Concepts Inc.
7.88%, 02/15/21	88	90
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	199
Medtronic Inc.
3.50%, 03/15/25	250	258
Merck & Co. Inc.
2.75%, 02/10/25	300	301
Mylan NV
3.95%, 06/15/26	1,700	1,628
Stryker Corp.
3.50%, 03/15/26	475	482
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	200	222
3.25%, 04/15/22, EUR	200	229
1.13%, 10/15/24, EUR	300	294
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	400	381
Valeant Pharmaceuticals International Inc.
9.25%, 04/01/26	700	767
Zimmer Biomet Holdings Inc.
3.70%, 03/19/23	900	909
Zoetis Inc.
4.50%, 11/13/25	200	212
3.00%, 09/12/27	300	289

		17,385
Industrials 5.2%
A P Moller - Maersk A/S
3.88%, 09/28/25	700	685
ADT Security Corp.
3.50%, 07/15/22	100	96
Air Lease Corp.
3.00%, 09/15/23	300	293
Aircastle Ltd.
4.40%, 09/25/23	600	609
Allegion US Holding Co. Inc.
3.20%, 10/01/24	400	387
3.55%, 10/01/27	100	93
Aviation Capital Group Corp.
7.13%, 10/15/20	750	793
Aviation Capital Group LLC
3.50%, 11/01/27	100	95
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (e)	200	190

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
BOC Aviation Pte Ltd.
2.75%, 09/18/22	400	391
3.50%, 09/18/27	500	487
CD&R Waterworks Merger Sub LLC
6.13%, 08/15/25	100	98
DP World Crescent Ltd.
4.85%, 09/26/28	1,500	1,567
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	200
4.00%, 09/21/23	200	205
GATX Corp.
3.50%, 03/15/28	500	476
General Electric Capital Corp.
5.55%, 01/05/26	1,800	1,930
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (g)	2,300	2,148
0.38%, 05/17/22, EUR	700	776
Harris Corp.
2.70%, 04/27/20	100	100
3.23%, (3M USD LIBOR + 0.48%), 04/30/20 (b)	300	300
International Lease Finance Corp.
8.25%, 12/15/20	600	648
8.63%, 01/15/22	200	227
JB Hunt Transport Services Inc.
3.88%, 03/01/26	400	406
Jeld-Wen Inc.
4.88%, 12/15/27	300	280
Kansas City Southern
3.00%, 05/15/23	200	200
3.13%, 06/01/26	100	96
Masco Corp.
5.95%, 03/15/22	650	696
Massachusetts Institute of Technology
4.68%, 07/01/14	200	233
Norfolk Southern Corp.
4.15%, 02/28/48	400	406
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	356
3.40%, 08/15/26	600	565
Park Aerospace Holdings Ltd.
5.25%, 08/15/22	300	307
4.50%, 03/15/23	900	895
Penske Truck Leasing Co. LP
3.40%, 11/15/26	1,000	955
Pitney Bowes Inc.
3.88%, 09/15/20 (d)	200	200
Rockwell Collins Inc.
3.20%, 03/15/24	100	99
3.50%, 03/15/27	450	446
Spirit AeroSystems Inc.
4.60%, 06/15/28	800	804
SPX FLOW Inc.
5.88%, 08/15/26	200	201
Standard Industries Inc.
5.00%, 02/15/27	200	193
4.75%, 01/15/28	2,100	2,021
Textron Inc.
3.25%, (3M USD LIBOR + 0.55%), 11/10/20 (b)	700	698
Triumph Group Inc.
4.88%, 04/01/21	400	390
Verisk Analytics Inc.
4.13%, 09/12/22 - 03/15/29	500	515
WestJet Airlines Ltd.
3.50%, 06/16/21 (a)	200	196

		23,952
Information Technology 3.0%
Alliance Data Systems Corp.
5.88%, 11/01/21	100	102
Apple Inc.
2.85%, 05/11/24	1,100	1,104
Arrow Electronics Inc.
3.25%, 09/08/24	600	580
Broadcom Corp.
3.00%, 01/15/22	1,400	1,394

	Shares/Par[1]	Value ($)
3.63%, 01/15/24	1,500	1,492
Broadcom Inc.
4.25%, 04/15/26 (a)	500	496
4.75%, 04/15/29 (a)	500	498
Dell International LLC
4.00%, 07/15/24 (d)	1,200	1,209
4.90%, 10/01/26 (a) (d)	100	102
Flex Ltd.
5.00%, 02/15/23	100	104
KLA-Tencor Corp.
4.10%, 03/15/29	900	920
Marvell Technology Group Ltd.
4.20%, 06/22/23	500	510
4.88%, 06/22/28	400	414
Microchip Technology Inc.
3.92%, 06/01/21	1,100	1,110
Micron Technology Inc.
4.64%, 02/06/24	600	615
NXP BV
4.13%, 06/01/21	500	509
3.88%, 09/01/22	700	710
QTS Finance Corp.
4.75%, 11/15/25	100	97
Thomson Reuters Corp.
3.35%, 05/15/26	700	671
Visa Inc.
3.15%, 12/14/25	400	407
VMware Inc.
3.90%, 08/21/27	600	577
Western Digital Corp.
4.75%, 02/15/26	500	477

		14,098
Materials 1.0%
Boise Cascade Co.
5.63%, 09/01/24	300	295
Crown Americas LLC
4.75%, 02/01/26	100	100
Gerdau Trade Inc.
4.88%, 10/24/27	300	302
Goldcorp Inc.
3.63%, 06/09/21	100	101
Graphic Packaging International Inc.
4.75%, 04/15/21	50	51
Huntsman International LLC
4.50%, 05/01/29	400	398
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22	200	209
Reliance Steel & Aluminum Co.
4.50%, 04/15/23	400	414
Reynolds Group Issuer Inc.
6.29%, (3M USD LIBOR + 3.50%), 07/15/21 (b)	200	201
Rock Tenn Co.
4.90%, 03/01/22	30	32
Vale Overseas Ltd.
4.38%, 01/11/22 (e)	76	77
6.25%, 08/10/26	1,200	1,311
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
WRKCo. Inc.
4.00%, 03/15/28 (e)	381	386
Yara International ASA
3.80%, 06/06/26	300	293
4.75%, 06/01/28	300	313

		4,513
Real Estate 6.8%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	100
4.00%, 01/15/24	300	310
4.50%, 07/30/29	500	526
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,064
American Homes 4 Rent LP
4.25%, 02/15/28	1,200	1,187

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
American Tower Corp.
3.45%, 09/15/21	200	202
2.25%, 01/15/22	100	98
3.50%, 01/31/23	750	761
3.13%, 01/15/27	400	384
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	198
3.90%, 03/15/27	700	688
CBL & Associates LP
5.95%, 12/15/26	1,600	1,186
China Evergrande Group
7.00%, 03/23/20	300	298
6.25%, 06/28/21	1,000	959
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26	700	671
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20	1,000	1,020
Crown Castle International Corp.
3.40%, 02/15/21	500	504
4.88%, 04/15/22	300	316
5.25%, 01/15/23	400	430
4.30%, 02/15/29	1,800	1,854
Digital Realty Trust LP
4.75%, 10/01/25	100	106
EPR Properties
4.50%, 04/01/25	100	102
4.75%, 12/15/26	200	205
4.95%, 04/15/28	700	728
Essex Portfolio LP
3.50%, 04/01/25	900	905
HCP Inc.
4.00%, 12/01/22	300	308
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	201
Hospitality Properties Trust
4.50%, 06/15/23	200	204
4.95%, 02/15/27	300	299
Host Hotels & Resorts LP
6.00%, 10/01/21	50	53
3.88%, 04/01/24	200	201
4.00%, 06/15/25	300	299
4.50%, 02/01/26	100	103
Kilroy Realty LP
4.38%, 10/01/25	300	310
Kimco Realty Corp.
2.80%, 10/01/26	700	659
Mid-America Apartments LP
4.30%, 10/15/23	50	52
3.75%, 06/15/24	100	102
3.95%, 03/15/29	400	407
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27 (e)	900	914
Newmark Group Inc.
6.13%, 11/15/23 (d)	700	723
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	817
Physicians Realty LP
4.30%, 03/15/27	100	100
3.95%, 01/15/28	200	193
Poly Real Estate Finance Ltd.
5.25%, 04/25/19	400	400
Select Income REIT
4.25%, 05/15/24	100	95
SL Green Operating Partnership LP
3.25%, 10/15/22	500	497
SL Green Realty Corp.
4.50%, 12/01/22	100	103
Spirit Realty LP
4.45%, 09/15/26	200	201
STORE Capital Corp.
4.63%, 03/15/29	200	203
Trust F/1401
6.95%, 01/30/44	1,000	1,047
UDR Inc.
4.63%, 01/10/22	671	696

	Shares/Par[1]	Value ($)
4.00%, 10/01/25	350	360
Ventas Realty LP
4.40%, 01/15/29	900	938
VEREIT Operating Partnership LP
3.95%, 08/15/27	400	394
W. P. Carey Inc.
4.00%, 02/01/25	600	605
4.25%, 10/01/26	700	709
Washington Prime Group LP
5.95%, 08/15/24 (e)	1,500	1,410
Weyerhaeuser Co.
4.63%, 09/15/23	500	530
8.50%, 01/15/25	500	626
4.00%, 11/15/29	800	824
7.38%, 03/15/32	1,000	1,323

		31,708
Utilities 3.3%
American Electric Power Co. Inc.
3.20%, 11/13/27	400	392
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,157
Duke Energy Corp.
3.19%, (3M USD LIBOR + 0.50%), 05/14/21 (a) (b)	300	300
3.25%, (3M USD LIBOR + 0.65%), 03/11/22 (b)	1,100	1,103
3.05%, 08/15/22	1,200	1,209
2.65%, 09/01/26	750	715
Duke Energy Florida LLC
3.20%, 01/15/27	100	100
Duquesne Light Holdings Inc.
5.90%, 12/01/21	50	53
3.62%, 08/01/27	1,200	1,179
Entergy Mississippi Inc.
2.85%, 06/01/28	900	868
Exelon Corp.
2.85%, 06/15/20	600	600
3.95%, 06/15/25	500	518
FirstEnergy Corp.
4.25%, 03/15/23 (d)	300	313
Ipalco Enterprises Inc.
3.70%, 09/01/24	503	506
NextEra Energy Capital Holdings Inc.
3.15%, 04/01/24	700	703
3.25%, 04/01/26	800	800
3.50%, 04/01/29	500	500
Niagara Mohawk Power Corp.
2.72%, 11/28/22	100	100
Pacific Gas & Electric Co.
0.00%, 10/01/20 - 12/01/27 (j) (k)	1,500	1,354
0.00%, 08/01/28 (j) (k)	200	186
Sempra Energy
3.40%, 02/01/28	800	772
Southern Co.
2.95%, 07/01/23	200	199
4.25%, 07/01/36	400	395
5.50%, 03/15/57	200	203

		15,225

Total Corporate Bonds And Notes (cost $394,693)		396,380

SENIOR LOAN INTERESTS 3.9%
Consumer Discretionary 2.0%
Altra Industrial Motion Corp.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 09/26/25 (b)	195	191
Aramark Services Inc.
Term Loan, 4.24%, (3M LIBOR + 1.75%), 03/01/25 (b)	233	231
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (b)	691	681
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,080	1,072

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CSC Holdings LLC
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 01/12/26 (b)	298	291
Diamond Resorts International Inc.
Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/02/23 (b)	398	382
Las Vegas Sands LLC
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/27/25 (b)	5,587	5,483
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (b)	386	385
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (b)	100	94
Wyndham Hotels & Resorts Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/29/25 (b)	298	294

		9,104
Energy 0.0%
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (b)	100	98
Financials 0.7%
Citadel Securities LP
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/20/26 (b)	300	300
Fortress Investment Group LLC
Term Loan, 4.49%, (3M LIBOR + 2.00%), 12/27/22 (b)	170	168
ILFC Delos Finance SARL
Term Loan, 4.55%, (3M LIBOR + 1.50%), 10/06/23 (b)	300	299
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (b)	2,200	2,172
RPI Finance Trust
Term Loan B-6, 4.49%, (3M LIBOR + 2.00%), 03/13/23 (b)	320	318

		3,257
Health Care 0.3%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (b)	98	91
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (b)	199	186
HCA Inc.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 03/07/25 (b)	297	297
Ortho-Clinical Diagnostics SA
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/01/25 (b)	286	276
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (b)	399	394

		1,244
Industrials 0.4%
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (b)	425	421
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (b)	229	219
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	262	251
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (b)	700	669
Sequa Corp.
Term Loan, 7.78%, (3M LIBOR + 5.00%), 11/28/21 (b)	196	192

		1,752

	Shares/Par[1]	Value ($)
Information Technology 0.4%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (b)	390	387
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (b)	540	533
MH Sub I LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/09/24 (b)	987	973

		1,893
Materials 0.1%
CPG International Inc.
Term Loan, 6.63%, (3M LIBOR + 3.75%), 05/03/24 (b) (l)	389	385
WR Grace & Co.
Term Loan, 4.55%, (3M LIBOR + 1.75%), 02/23/25 (b)	37	36
Term Loan, 4.56%, (3M LIBOR + 1.75%), 02/23/25 (b)	63	62

		483
Utilities 0.0%
Vistra Operations Co. LLC
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 12/14/23 (b)	98	97

Total Senior Loan Interests (cost $18,198)		17,928

GOVERNMENT AND AGENCY OBLIGATIONS 25.2%
Mortgage-Backed Securities 11.2%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	555	555
TBA, 4.00%, 05/15/48 (m)	12,900	13,256
TBA, 3.00%, 06/15/48 (m)	2,400	2,385
TBA, 3.50%, 05/15/48 - 06/15/48 (m)	35,400	35,851

		52,047
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	84	84
Sovereign 1.8%
Argentina POM Politica Monetaria
54.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (b)	7,800	205
Argentina Republic Government International Bond
6.88%, 01/26/27	300	241
Indonesia Government International Bond
2.88%, 07/08/21, EUR	100	119
Kuwait International Government Bond
3.50%, 03/20/27	1,300	1,328
Peru Government International Bond
8.20%, 08/12/26, PEN	9,100	3,295
Qatar Government International Bond
3.88%, 04/23/23	1,400	1,440
Saudi Arabia Government International Bond
4.00%, 04/17/25	900	923
3.25%, 10/26/26	800	778

		8,329
Treasury Inflation Indexed Securities 0.9%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (n)	555	662
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (n) (o)	2,709	2,686
0.50%, 01/15/28 (n)	694	693

		4,041
U.S. Treasury Securities 11.3%
U.S. Treasury Bond
3.50%, 02/15/39	914	1,037
Principal Only, 0.00%, 08/15/44 - 05/15/45 (h)	50	24
2.50%, 02/15/46 (m)	8,175	7,706
2.50%, 05/15/46	5,657	5,330
2.88%, 11/15/46	182	185
2.75%, 11/15/47	8	8
3.00%, 02/15/48 - 02/15/49	2,411	2,503
3.13%, 05/15/48 (m)	6,656	7,074

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.38%, 11/15/48 (m)	1,100	1,227
U.S. Treasury Note
1.88%, 07/31/22 (o)	1,431	1,415
2.13%, 12/31/22	800	797
1.75%, 01/31/23 (o)	2,116	2,079
2.13%, 05/15/25 (o)	2,940	2,911
2.25%, 08/15/27 (m)	8,600	8,525
2.88%, 08/15/28 (m)	2,776	2,887
2.63%, 02/15/29	8,908	9,082

		52,790

Total Government And Agency Obligations (cost $115,834)		117,291

TRUST PREFERREDS 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (e) (g)	—	10

Total Trust Preferreds (cost $10)		10

PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB (a) (g)	3	309
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 05/23/19) (g)	2	43

Total Preferred Stocks (cost $338)		352

SHORT TERM INVESTMENTS 2.6%
Discount Notes 1.2%
Federal Home Loan Bank
2.25%, 04/01/19 (p) (s)	3,300	3,300
2.42%, 05/01/19 (p) (s)	2,400	2,395

		5,695
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (q) (r)	6,047	6,047
Treasury Securities 0.1%
Argentina Treasury Bill
45.90%, 06/11/19, ARS (p)	3,660	94
50.40%, 06/29/19, ARS (p)	5,897	168
44.19%, 07/10/19, ARS (p)	3,070	72
52.41%, 07/30/19, ARS (p)	6,070	167

		501

Total Short Term Investments (cost $12,306)		12,243

Total Investments 119.7% (cost $553,881)		556,662
Total Purchased Options 0.0% (cost $62)		2
Other Derivative Instruments 0.1%		271
Other Assets and Liabilities, Net (19.8)%		(91,711)

Total Net Assets 100.0%		465,224

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.
(b)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	All or a portion of the security was on loan.
(f)	Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.
(g)	Perpetual security. Next contractual call date presented, if applicable.
(h)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Convertible security.
(j)	Non-income producing security.
(k)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.
(l)

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m)	All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $77,711.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	The coupon rate represents the yield to maturity.
(q)	Investment in affiliate.
(r)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.
(s)	The security is a direct debt of the agency and not collateralized by mortgages.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-A-1, 3.55%, 01/15/30	12/08/17	1,656	1,595	0.3
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	125	125	—
Broadcom Inc., 4.25%, 04/15/26	03/29/19	496	496	0.1
Broadcom Inc., 4.75%, 04/15/29	03/29/19	498	498	0.1
CoBank ACB, callable at 100 beginning 01/01/25	11/20/14	301	309	0.1
Daimler Finance North America LLC, 3.54%, 02/22/22	02/20/19	800	802	0.2
Dell International LLC, 4.90%, 10/01/26	03/07/19	100	102	—
Duke Energy Corp., 3.19%, 05/14/21	05/14/18	300	300	0.1
FMR LLC, 4.95%, 02/01/33	02/09/15	778	796	0.2
Gazprom OAO Via Gaz Capital SA, 3.13%, 11/17/23	03/26/19	475	469	0.1
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	302	0.1
Hyundai Capital America Inc., 3.41%, 09/18/20	09/17/18	800	796	0.2
Nordea Bank Abp, 6.63%, callable at 100 beginning 03/26/26	03/20/19	300	299	0.1
Pacific National Finance Pty Ltd., 4.63%, 09/23/20	11/01/18	605	609	0.1
Stearns Holdings LLC, 9.38%, 08/15/20	11/19/15	485	452	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	196	—

		8,219	8,146	1.8

JNL/PIMCO Investment Grade Corporate Bond Fund — Futures Contracts

Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 10-Year	378	June 2019		46,334	(106)	621
U.S. Treasury Note, 5-Year	227	June 2019		26,045	(52)	248
Ultra Long Term U.S. Treasury Bond	24	June 2019		3,991	(9)	41

					(167)	910

Short Contracts
Euro-Bund	(11)	June 2019	EUR	(1,791)	3	(44)

JNL/PIMCO Investment Grade Corporate Bond Fund — Centrally Cleared Interest Rate Swap Agreements

Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)			Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.61	(M	)	07/07/21	MXN	14,100	(2)	(32)
28-Day MEXIBOR (M)	Paying	5.84	(M	)	09/14/21	MXN	1,600	—	(3)
28-Day MEXIBOR (M)	Paying	5.81	(M	)	09/29/21	MXN	1,300	—	(6)
28-Day MEXIBOR (M)	Paying	5.75	(M	)	09/30/21	MXN	1,600	—	(7)
28-Day MEXIBOR (M)	Paying	5.63	(M	)	10/11/21	MXN	12,900	(2)	(28)
28-Day MEXIBOR (M)	Paying	7.68	(M	)	12/29/22	MXN	52,500	(8)	(6)
28-Day MEXIBOR (M)	Paying	8.04	(M	)	02/29/24	MXN	18,500	(3)	9
3M LIBOR (Q)	Receiving	2.50	(S	)	06/20/48		500	1	(29)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	1.00	(S	)	09/20/24	JPY	127,500	(1)	(60)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.30	(S	)	03/20/28	JPY	146,700	(3)	(28)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.45	(S	)	03/20/29	JPY	570,000	(17)	(180)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	0.42	(S	)	03/25/29	JPY	60,000	(1)	(18)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	1.25	(S	)	06/17/35	JPY	20,000	(1)	(11)
6M British Bankers’ Association Yen LIBOR (S)	Receiving	1.50	(S	)	12/21/45	JPY	50,000	(4)	23
6M BUBOR (S)	Paying	1.00	(A	)	09/19/23	HUF	297,000	(2)	3
6M BUBOR (S)	Paying	1.25	(A	)	09/19/23	HUF	906,900	(6)	9
6M EURIBOR (S)	Receiving	1.00	(A	)	06/19/29	EUR	2,600	10	(140)
6M EURIBOR (S)	Receiving	0.75	(A	)	09/18/29	EUR	3,500	13	(50)
6M EURIBOR (S)	Receiving	1.25	(A	)	09/18/49	EUR	500	9	(21)
6M GBP LIBOR (S)	Receiving	1.50	(S	)	09/18/29	GBP	7,900	(1)	(212)
6M GBP LIBOR (S)	Receiving	1.50	(S	)	09/18/49	GBP	1,700	17	(103)
6M GBP LIBOR (S)	Paying	1.25	(S	)	09/18/24	GBP	300	—	3

								(1)	(887)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Investment Grade Corporate Bond Fund — Centrally Cleared Credit Default Swap Agreements

Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Darden Restaurants Inc. (Q)	1.00	06/20/20	200	(2)	—	1

Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corp. (Q)	1.00	06/20/21	(100)	2	—	5
Anadarko Petroleum Corp. (Q)	1.00	12/20/21	(400)	6	—	25
Anadarko Petroleum Corp. (Q)	1.00	06/20/22	(700)	11	—	24
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	3	—	7
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	8	—	3
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	20	—	4
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	123	1	(1)
Canadian Natural Resources Ltd. (Q)	1.00	06/20/22	(200)	4	—	7
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	14	—	2
CDX.NA.IG.31 (Q)	1.00	12/20/23	(4,900)	95	5	17
CDX.NA.IG.32 (Q)	1.00	06/20/24	(12,100)	217	6	6
D.R. Horton Inc. (Q)	1.00	03/20/21	(100)	2	—	1
Daimler AG (Q)	1.00	12/20/20	(400)	6	—	—
Deutsche Bank AG (Q)	1.00	06/20/19	(300)	—	—	1
Enbridge Inc. (Q)	1.00	12/20/21	(100)	2	—	6
Enbridge Inc. (Q)	1.00	06/20/22	(50)	1	—	1
Ford Motor Co. (Q)	5.00	12/20/21	(100)	10	—	(5)
Ford Motor Co. (Q)	5.00	06/20/23	(1,000)	116	2	(37)
Ford Motor Credit Co. LLC (Q)	5.00	12/20/22	(800)	88	—	(60)
General Electric Co. (Q)	1.00	12/20/23	(100)	—	—	5
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	8	—	(4)
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	22	—	(3)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	19	—	2
Host Hotels & Resorts LP (Q)	1.00	12/20/20	(300)	4	—	2
iTraxx Europe Senior Series 26 (Q)	1.00	12/20/21	(1,400)	30	2	29
MetLife Inc. (Q)	1.00	06/20/22	(800)	16	—	6
MetLife Inc. (Q)	1.00	12/20/22	(1,100)	21	—	(1)
Morgan Stanley (Q)	1.00	12/20/20	(300)	3	—	(1)
Prudential Financial Inc. (Q)	1.00	06/20/21	(100)	2	—	1
Ryder System Inc. (Q)	1.00	06/20/22	(500)	7	—	(2)
Sherwin-Williams Co. (Q)	1.00	12/20/22	(1,000)	14	(1)	(2)
Simon Property Group Inc. (Q)	1.00	06/20/22	(400)	9	—	8
Sprint Communications (Q)	5.00	09/20/20	(100)	6	—	2
Telefonica Emisiones SAU (Q)	1.00	06/20/22	(100)	2	—	2
Viacom Inc. (Q)	1.00	06/20/21	(300)	5	—	1
Vodafone Group Plc (Q)	1.00	06/20/23	(400)	6	—	2

				902	15	53

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Purchased Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 09/20/19	DUB	Put	3.26	09/18/19	900,000	1
3M LIBOR, 12/18/19	GSC	Put	3.63	12/16/19	600,000	1

						2

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Written Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions[10]
CDX.IG.31, 12/20/23	BOA	Put	1.20	05/15/19	900,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.00	04/17/19	900,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.15	04/17/19	1,000,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.05	04/17/19	900,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.00	05/15/19	1,100,000	—
CDX.IG.31, 12/20/23	CSI	Put	0.90	05/15/19	2,300,000	—
CDX.IG.31, 12/20/23	CSI	Put	0.95	05/15/19	12,800,000	(2)
CDX.IG.31, 12/20/23	GSC	Put	1.15	04/17/19	800,000	—
CDX.IG.31, 12/20/23	GSC	Put	1.10	04/17/19	3,200,000	—
CDX.IG.31, 12/20/23	GSC	Put	1.00	06/19/19	1,700,000	(1)
CDX.IG.31, 12/20/23	GSC	Put	2.40	09/18/19	900,000	—
CDX.IG.32, 06/20/24	BNP	Put	0.95	06/19/19	2,000,000	(1)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Written Options (continued)

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.IG.32, 06/20/24	BOA	Put	0.95	06/19/19		1,600,000	(1)
iTraxx Europe Series 30, 12/20/23	GSC	Put	2.40	09/18/19	EUR	900,000	—

							(5)

Interest Rate Swaptions[10]
3M LIBOR, 04/09/19	BNP	Call	2.41	04/09/19		1,800,000	(11)
3M LIBOR, 04/15/19	BNP	Call	2.40	04/12/19		1,800,000	(11)
3M LIBOR, 04/05/19	GSC	Call	2.72	04/05/19		1,700,000	—
3M LIBOR, 04/16/19	GSC	Call	2.39	04/15/19		1,700,000	(10)
3M LIBOR, 04/08/19	JPM	Call	2.44	04/08/19		1,800,000	(13)
3M LIBOR, 04/05/19	MSC	Call	2.51	04/04/19		1,900,000	(20)
3M LIBOR, 04/16/19	MSC	Call	2.40	04/15/19		2,000,000	(12)
3M LIBOR, 04/08/19	UBS	Call	2.48	04/08/19		1,900,000	(17)
3M LIBOR, 04/09/19	BNP	Put	2.61	04/09/19		1,800,000	—
3M LIBOR, 04/15/19	BNP	Put	2.60	04/12/19		1,800,000	—
3M LIBOR, 09/20/19	DUB	Put	2.94	09/18/19		3,900,000	(2)
3M LIBOR, 04/05/19	GSC	Put	2.51	04/05/19		1,700,000	(18)
3M LIBOR, 04/16/19	GSC	Put	2.59	04/15/19		1,700,000	—
3M LIBOR, 12/18/19	GSC	Put	3.75	12/16/19		2,800,000	—
3M LIBOR, 04/08/19	JPM	Put	2.64	04/08/19		1,800,000	—
3M LIBOR, 04/05/19	MSC	Put	2.71	04/04/19		1,900,000	—
3M LIBOR, 04/16/19	MSC	Put	2.60	04/15/19		2,000,000	—
3M LIBOR, 04/08/19	UBS	Put	2.68	04/08/19		1,900,000	—

							(114)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	04/03/19	ARS	11,996	276	(1)
ARS/USD	BNP	04/03/19	ARS	2,666	61	1
ARS/USD	GSC	04/03/19	ARS	11,996	276	1
COP/USD	GSC	06/11/19	COP	3,451,699	1,078	(29)
GBP/USD	BNP	04/02/19	GBP	1,074	1,397	(14)
GBP/USD	SCB	04/02/19	GBP	3,318	4,316	(77)
HUF/USD	GSC	06/14/19	HUF	43,198	152	(1)
IDR/USD	GSC	06/19/19	IDR	6,262,210	435	(2)
IDR/USD	SCB	06/19/19	IDR	16,045,576	1,115	(9)
JPY/USD	CIT	04/02/19	JPY	38,500	347	(2)
MXN/USD	BCL	04/15/19	MXN	9,105	468	(11)
MXN/USD	CIT	04/15/19	MXN	2,111	108	(2)
MXN/USD	CIT	04/24/19	MXN	32,493	1,667	(13)
MXN/USD	CIT	06/26/19	MXN	2,111	107	(1)
MXN/USD	BNP	08/14/19	MXN	10,784	544	(6)
PEN/USD	BNP	04/10/19	PEN	11,181	3,369	1
RUB/USD	BOA	04/15/19	RUB	70,733	1,074	5
RUB/USD	CIT	05/15/19	RUB	69,720	1,054	5
RUB/USD	GSC	06/14/19	RUB	6,753	102	1
USD/ARS	BNP	04/03/19	ARS	(14,662)	(338)	35
USD/ARS	GSC	04/03/19	ARS	(11,996)	(276)	1
USD/ARS	BNP	05/10/19	ARS	(2,666)	(58)	(1)

Purchased/ Sold	Counter- party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ARS	GSC	05/10/19	ARS	(11,996)	(263)	(1)
USD/EUR	CIT	04/02/19	EUR	(806)	(904)	5
USD/EUR	JPM	04/02/19	EUR	(14,630)	(16,408)	288
USD/EUR	BOA	05/03/19	EUR	(15,436)	(17,358)	60
USD/GBP	CIT	04/02/19	GBP	(4,392)	(5,713)	73
USD/GBP	SCB	05/03/19	GBP	(3,318)	(4,322)	77
USD/HUF	JPM	07/11/19	HUF	(40,209)	(141)	5
USD/JPY	BCL	04/02/19	JPY	(25,500)	(230)	1
USD/JPY	CIT	04/02/19	JPY	(13,000)	(117)	1
USD/JPY	CIT	05/08/19	JPY	(38,500)	(348)	1
USD/MXN	BOA	04/15/19	MXN	(9,105)	(468)	9
USD/MXN	CIT	04/15/19	MXN	(2,111)	(108)	1
USD/MXN	BCL	05/15/19	MXN	(9,105)	(466)	11
USD/MXN	CIT	08/14/19	MXN	(10,784)	(544)	5
USD/PEN	BNP	04/10/19	PEN	(11,181)	(3,369)	(16)
USD/PEN	BNP	08/01/19	PEN	(11,181)	(3,353)	(2)
ZAR/USD	GSC	05/09/19	ZAR	9,047	624	(8)

					(36,214)	391

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Credit Default Swap Agreements

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance USA Ltd. (Q)	BNP	0.17	1.00	06/20/21	(200)	4	(6)	10
CDX.NA.HY.25 (Q)	BOA	N/A	5.00	12/20/20	(100)	9	1	8
CDX.NA.HY.27 (Q)	BOA	N/A	5.00	12/20/21	(300)	38	46	(8)
CDX.NA.HY.27 (Q)	CGM	N/A	5.00	12/20/21	(600)	75	52	23
CDX.NA.HY.27 (Q)	JPM	N/A	5.00	12/20/21	(200)	25	17	8
CDX.NA.HY.29 (Q)	GSC	N/A	5.00	12/20/22	(100)	15	14	1
CDX.NA.HY.29 (Q)	JPM	N/A	5.00	12/20/22	(200)	30	32	(2)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Credit Default Swap Agreements (continued)

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.31 (Q)	BNP	N/A	5.00	12/20/23	(100)	14	12	2
CDX.NA.HY.31 (Q)	CGM	N/A	5.00	12/20/23	(200)	29	21	8
CDX.NA.HY.31 (Q)	GSC	N/A	5.00	12/20/23	(500)	70	59	11
CDX.NA.HY.31 (Q)	JPM	N/A	5.00	12/20/23	(400)	56	45	11
CDX.NA.HY.31 (Q)	MSC	N/A	5.00	12/20/23	(100)	14	12	2
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	3	(15)	18
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	36	(161)	197
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	4	(19)	23
CMBX.NA.BB.6 (M)	MSC	N/A	5.00	05/11/63	(1,100)	(255)	(155)	(100)
CMBX.NA.BBB-.6 (M)	GSC	N/A	3.00	05/11/63	(400)	(51)	(28)	(23)
CMBX.NA.BBB-.9 (M)	GSC	N/A	3.00	09/17/58	(400)	(24)	(74)	50
CMBX.NA.BBB-.9 (M)	MSC	N/A	3.00	09/17/58	(200)	(12)	(21)	9
Federative Republic of Brazil (Q)	CGM	1.76	1.00	06/20/24	(700)	(25)	(23)	(2)
Federative Republic of Brazil (Q)	CSI	0.91	1.00	09/20/20	(200)	—	(14)	14
Federative Republic of Brazil (Q)	DUB	1.22	1.00	06/20/22	(200)	(1)	(13)	12
Federative Republic of Brazil (Q)	GSC	1.62	1.00	12/20/23	(700)	(18)	(24)	6
Gazprom OAO (Q)	BOA	0.96	1.00	06/20/20	(100)	1	(16)	17
Gazprom OAO (Q)	JPM	0.96	1.00	06/20/20	(50)	—	(8)	8
Italy Government International Bond (Q)	BCL	0.42	1.00	06/20/20	(1,200)	8	(2)	10
Italy Government International Bond (Q)	BNP	0.19	1.00	06/20/19	(500)	1	4	(3)
Italy Government International Bond (Q)	BOA	0.42	1.00	06/20/20	(400)	3	(1)	4
Italy Government International Bond (Q)	DUB	0.19	1.00	06/20/19	(300)	—	(2)	2
Italy Government International Bond (Q)	DUB	0.19	1.00	06/20/19	(400)	1	3	(2)
Italy Government International Bond (Q)	GSC	0.42	1.00	06/20/20	(300)	3	—	3
Italy Government International Bond (Q)	MSC	0.19	1.00	06/20/19	(200)	—	1	(1)
MCDX.NA.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
People’s Republic of China (Q)	BCL	0.17	1.00	06/20/21	(900)	17	(10)	27
People’s Republic of China (Q)	BNP	0.17	1.00	06/20/21	(600)	11	(7)	18
People’s Republic of China (Q)	CGM	0.12	1.00	09/20/20	(100)	1	—	1
People’s Republic of China (Q)	GSC	0.17	1.00	06/20/21	(100)	1	(1)	2
People’s Republic of China (Q)	JPM	0.17	1.00	06/20/21	(100)	1	(1)	2
People’s Republic of China (Q)	MSC	0.17	1.00	06/20/21	(300)	6	(2)	8
People’s Republic of China (Q)	UBS	0.17	1.00	06/20/21	(200)	4	(2)	6
Petrobras International Finance Co. (Q)	BNP	0.43	1.00	12/20/19	(400)	1	(45)	46
Petrobras International Finance Co. (Q)	BNP	0.35	1.00	09/20/19	(400)	2	(21)	23
Petroleos Mexicanos (Q)	BCL	1.16	1.00	09/20/20	(900)	(1)	(46)	45
Petroleos Mexicanos (Q)	BCL	1.90	1.00	06/20/22	(400)	(11)	(17)	6
Petroleos Mexicanos (Q)	BNP	1.90	1.00	06/20/22	(1,700)	(46)	(103)	57
Petroleos Mexicanos (Q)	DUB	1.74	1.00	12/20/21	(200)	(4)	(18)	14
Petroleos Mexicanos (Q)	DUB	1.90	1.00	06/20/22	(700)	(19)	(28)	9
Petroleos Mexicanos (Q)	GSC	1.16	1.00	09/20/20	(250)	(1)	(13)	12
Republic of Colombia (Q)	DUB	0.49	1.00	06/20/21	(650)	7	(19)	26
Republic of Colombia (Q)	UBS	0.49	1.00	06/20/21	(650)	7	(19)	26
Republic of Indonesia (Q)	GSC	0.83	1.00	06/20/23	(300)	3	(4)	7
Republic of South Africa (Q)	CGM	1.20	1.00	06/20/21	(600)	(2)	(50)	48
United Mexican States (Q)	BCL	0.77	1.00	06/20/22	(2,600)	20	(37)	57
United Mexican States (Q)	BCL	0.98	1.00	06/20/23	(800)	1	(8)	9
United Mexican States (Q)	BNP	1.23	1.00	06/20/24	(200)	(2)	(3)	1
United Mexican States (Q)	BNP	1.12	1.00	12/20/23	(400)	(2)	(8)	6
United Mexican States (Q)	CGM	1.23	1.00	06/20/24	(1,000)	(11)	(18)	7
United Mexican States (Q)	GSC	0.98	1.00	06/20/23	(1,300)	2	(12)	14
United Mexican States (Q)	JPM	1.23	1.00	06/20/24	(100)	(1)	(2)	1

					(31,450)	42	(771)	813

JNL/PIMCO Investment Grade Corporate Bond Fund — OTC Total Return Swap Agreements

Reference Entity[2]	Rate Paid/Received by Fund[2]		Counter- party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00	% (Q)	GSC	06/20/19	2,100	—	107

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Long Short Credit Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (b)	292	296
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	437	438
Series 2017-A3-2, 1.98%, 12/20/21	255	254
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	59	59
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	176	176
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	94	93
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	184	182
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	220	220
BX Trust
Series 2018-A-IND, 3.23%, (1M USD LIBOR + 0.75%), 10/15/20 (b) (c)	1,227	1,224
CCG Receivables Trust
Series 2018-A1-2, 2.47%, 08/14/19 (b)	206	206
Series 2018-A2-1, 2.50%, 02/14/21 (b)	264	263
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	104	103
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	257	257
Series 2017-A3-2, 2.19%, 10/24/22 (b)	194	193
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	69	69
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	533	534
Ford Credit Auto Lease Trust
Series 2018-A2A-B, 2.93%, 04/15/20	1,000	1,001
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (b)	174	174
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.81%, (1M USD LIBOR + 0.32%), 02/25/20 (c)	774	773
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (b)	244	244
Series 2018-A-3A, 3.35%, 08/15/22 (b)	128	128
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	700	700
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (b)	341	339
Great American Auto Leasing Inc.
Series 2019-A2-1, 2.97%, 09/15/20 (b)	221	222
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (b)	155	155
Series 2018-A4-1, 2.83%, 06/17/24 (b)	103	103
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (b)	490	497
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	190	188
Series 2017-A-1A, 2.42%, 12/20/34 (b)	172	170
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.76%, (1M USD LIBOR + 0.27%), 01/20/20 (b) (c)	752	752
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	100	100
Verizon Owner Trust
Series 2016-B-2A, 2.15%, 05/20/21 (b)	125	124
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	188	187
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (b)	180	180
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20 (b)	385	386

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,994)		10,990

CORPORATE BONDS AND NOTES 72.3%
Communication Services 7.2%
AT&T Inc.
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	250	248
5.25%, 03/01/37	90	95
CB Escrow Corp.
8.00%, 10/15/25 (b)	275	252

	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
4.91%, 07/23/25	570	601
6.83%, 10/23/55	70	79
Comcast Corp.
4.15%, 10/15/28 (d)	79	83
4.60%, 10/15/38 (d)	212	228
4.95%, 10/15/58 (d)	123	136
DISH DBS Corp.
7.75%, 07/01/26	125	109
Hughes Satellite Systems Corp.
5.25%, 08/01/26	150	149
iHeartCommunications Inc.
0.00%, 03/01/21 (e) (f)	422	298
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (b)	73	71
9.75%, 07/15/25 (b)	145	147
Numericable - SFR SA
7.38%, 05/01/26 (b)	191	187
Radiate Holdco LLC
6.63%, 02/15/25 (b)	99	95
Sprint Corp.
7.13%, 06/15/24	125	127
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	189	189
Telesat Canada
8.88%, 11/15/24 (b)	183	199
Verizon Communications Inc.
4.02%, 12/03/29	2,460	2,542

		5,835
Consumer Discretionary 3.8%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	247	240
Dollar Tree Inc.
3.47%, (3M USD LIBOR + 0.70%), 04/17/20 (c)	825	825
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	123	127
GLP Capital LP
5.75%, 06/01/28	29	31
Golden Nugget Inc.
6.75%, 10/15/24 (b)	167	168
KB Home
7.63%, 05/15/23	237	258
Leggett & Platt Inc.
4.40%, 03/15/29 (d)	310	313
Mattamy Group Corp.
6.50%, 10/01/25 (b)	48	47
Nemak SAB de CV
4.75%, 01/23/25 (b)	370	362
New Cotai LLC
10.63%, 08/29/19 (b) (g)	163	81
Panther BF Aggregator 2 LP
6.25%, 05/15/26	113	115
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (b) (g)	150	150
Target Corp.
3.90%, 11/15/47 (d)	120	119
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	229	223

		3,059
Consumer Staples 5.7%
Altria Group Inc.
4.40%, 02/14/26 (d)	267	275
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	81	86
4.90%, 02/01/46 (b) (d)	230	232
BAT Capital Corp.
3.28%, (3M USD LIBOR + 0.59%), 08/14/20 (c)	937	935
4.39%, 08/15/37	312	282
High Ridge Brands Co.
8.88%, 03/15/25 (b)	91	36
JBS Investments GmbH
7.25%, 04/03/24 (b)	98	101
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	206

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JBS USA Lux SA
6.75%, 02/15/28 (b)	176	183
Kraft Heinz Foods Co.
3.27%, (3M USD LIBOR + 0.57%), 02/10/21 (c)	650	648
Mars Inc.
3.95%, 04/01/49	310	314
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	262	227
Pilgrim’s Pride Corp.
5.88%, 09/30/27 (b)	159	160
Post Holdings Inc.
5.63%, 01/15/28 (b)	100	99
Reynolds American Inc.
4.45%, 06/12/25	216	220
Sigma Holdco BV
7.88%, 05/15/26 (b)	290	268
Tyson Foods Inc.
4.00%, 03/01/26	245	250
5.10%, 09/28/48 (d)	115	117

		4,639
Energy 9.9%
Alta Mesa Holdings LP
7.88%, 12/15/24	247	94
Andeavor Logistics LP
3.50%, 12/01/22	137	138
5.20%, 12/01/47	133	133
Callon Petroleum Co.
6.38%, 07/01/26	244	244
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	156	170
5.13%, 06/30/27	288	302
CITGO Holding Inc.
10.75%, 02/15/20 (b)	139	142
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (d)	174	198
Continental Resources Inc.
4.38%, 01/15/28	192	197
Denbury Resources Inc.
7.50%, 02/15/24 (b)	175	150
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	374	384
Endeavor Energy Resources LP
5.50%, 01/30/26 (b)	57	59
Energy Transfer LP
5.80%, 06/15/38	146	155
Energy Transfer Operating LP
4.25%, 03/15/23 (d)	195	200
5.50%, 06/01/27	539	585
5.25%, 04/15/29 (d)	150	161
6.25%, 04/15/49 (d)	65	73
Enterprise Products Operating LLC
4.15%, 10/16/28 (d)	155	163
4.80%, 02/01/49	165	175
EP Energy LLC
8.00%, 11/29/24 (b)	325	180
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b)	169	141
Floatel International AB
9.00%, 04/11/24 (b)	100	90
Marathon Petroleum Corp.
3.80%, 04/01/28 (b) (d)	41	41
4.50%, 04/01/48 (b)	105	101
MPLX LP
4.00%, 03/15/28 (d)	277	275
Nabors Industries Inc.
5.75%, 02/01/25	194	174
Parsley Energy LLC
5.38%, 01/15/25 (b)	325	325
Petroleos Mexicanos
6.50%, 01/23/29	171	169
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	165	181
4.20%, 03/15/28 (d)	403	407

	Shares/Par[1]	Value ($)
Southwestern Energy Co.
7.75%, 10/01/27	1,250	1,282
Summit Midstream Holdings LLC
5.75%, 04/15/25	166	157
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (h)	235	220
Transocean Pontus Ltd.
6.13%, 08/01/25 (b)	49	50
Transocean Poseidon Ltd.
6.88%, 02/01/27 (b)	76	79
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	387	397

		7,992
Financials 20.7%
Acrisure LLC
7.00%, 11/15/25 (b)	288	260
AerCap Ireland Capital DAC
3.65%, 07/21/27 (d)	326	305
Athene Global Funding
4.04%, (3M USD LIBOR + 1.23%), 07/01/22 (b) (c)	1,000	1,004
Bank of America Corp.
3.42%, (3M USD LIBOR + 0.66%), 07/21/21 (c) (d)	250	251
3.78%, (3M USD LIBOR + 1.00%), 04/24/23 (c)	250	252
4.00%, 01/22/25 (d)	154	157
4.25%, 10/22/26 (d)	305	314
4.33%, 03/15/50 (d)	1,919	1,979
Bayer US Finance II LLC
4.25%, 12/15/25 (b) (d)	172	174
4.38%, 12/15/28 (b) (d)	165	164
BMW US Capital LLC
3.17%, (3M USD LIBOR + 0.38%), 04/06/20 (b) (c) (d)	630	631
Capital One Financial Corp.
3.46%, (3M USD LIBOR + 0.76%), 05/12/20 (c)	630	633
3.75%, 03/09/27	273	269
3.80%, 01/31/28 (d)	97	96
Citigroup Inc.
3.73%, (3M USD LIBOR + 0.96%), 04/25/22 (c)	412	415
4.45%, 09/29/27 (d)	405	416
3.89%, 01/10/28 (c)	105	107
Credit Suisse AG
6.50%, 08/08/23 (b)	404	432
Danske Bank A/S
5.38%, 01/12/24 (b)	363	377
Dell EMC
8.35%, 07/15/46 (b)	160	193
Ford Motor Credit Co. LLC
5.93%, (3M USD LIBOR + 3.14%), 01/07/22 (c)	400	409
Glencore Funding LLC
3.00%, 10/27/22 (b) (d)	132	130
4.88%, 03/12/29 (d)	205	207
GLP Capital LP
5.30%, 01/15/29	221	232
Goldman Sachs Group Inc.
3.34%, (3M USD LIBOR + 0.73%), 12/27/20 (c)	637	640
2.91%, 07/24/23 (d)	31	31
4.00%, 03/03/24 (d)	73	75
3.85%, 01/26/27	29	29
4.22%, 05/01/29 (d)	96	98
Hexion US Finance Corp.
6.63%, 04/15/20	187	156
HSBC Holdings Plc
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (c) (d)	440	436
Icahn Enterprises LP
6.38%, 12/15/25	72	74
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	118	112
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	336	339
4.02%, 12/05/24 (d)	323	335
3.78%, 02/01/28 (c) (d)	106	108
4.20%, 07/23/29 (d)	95	99

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JPMorgan Chase Bank NA
2.86%, (3M USD LIBOR + 0.23%), 09/01/20 (c) (d)	840	841
3.51%, 01/23/29 (d)	80	79
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (h)	169	172
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b) (d)	376	387
Morgan Stanley
3.69%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	175	176
4.10%, 05/22/23	502	518
4.35%, 09/08/26 (d)	201	207
3.63%, 01/20/27	150	150
PNC Bank NA
2.95%, (3M USD LIBOR + 0.35%), 03/12/21 (c) (d)	800	800
Santander UK Group Holdings Plc
4.80%, 11/15/24 (d)	266	274
Springleaf Finance Corp.
6.13%, 03/15/24	235	240
USA Compression Partners LP
6.88%, 09/01/27 (b)	111	113
Volkswagen Group of America Finance LLC
4.63%, 11/13/25 (b) (d)	400	414
Woodside Finance Ltd.
4.50%, 03/04/29 (b) (d)	199	203
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	250	248

		16,761
Health Care 7.3%
Abbott Laboratories
4.75%, 11/30/36 (d)	125	141
Bausch Health Cos. Inc.
5.75%, 08/15/27 (b)	49	50
Becton Dickinson & Co.
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (c)	619	619
3.36%, 06/06/24	315	315
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	64	63
Centene Corp.
4.75%, 05/15/22	157	160
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	230	240
Community Health Systems Inc.
8.63%, 01/15/24 (b)	100	100
8.00%, 03/15/26 (b)	205	196
CVS Health Corp.
4.30%, 03/25/28 (d)	209	212
4.78%, 03/25/38 (d)	130	129
5.05%, 03/25/48 (d)	283	285
Express Scripts Holding Co.
3.40%, 03/01/27 (d)	112	109
Halfmoon Parent Inc.
4.38%, 10/15/28 (b) (d)	362	375
HCA Inc.
4.25%, 10/15/19	702	706
Lifepoint Health Inc.
9.75%, 12/01/26 (b)	300	311
Par Pharmaceutical Inc.
7.50%, 04/01/27	267	271
Pfizer Inc.
4.00%, 03/15/49 (d)	270	280
Prestige Brands Inc.
6.38%, 03/01/24 (b)	38	39
Tenet Healthcare Corp.
8.13%, 04/01/22	61	66
4.63%, 07/15/24	79	79
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	19	20
6.13%, 04/15/25 (b)	143	142
5.50%, 03/01/23 - 11/01/25 (b)	214	218
8.50%, 01/31/27 (b)	35	37
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	504	503

	Shares/Par[1]	Value ($)
WellCare Health Plans Inc.
5.25%, 04/01/25	133	138
5.38%, 08/15/26 (b)	122	128
		5,932
Industrials 5.4%
AECOM
5.13%, 03/15/27	970	939
Aircastle Ltd.
4.40%, 09/25/23 (d)	82	83
4.13%, 05/01/24	139	139
Ashtead Capital Inc.
5.25%, 08/01/26 (b)	339	347
Aviation Capital Group LLC
4.38%, 01/30/24 (b) (d)	170	173
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (b)	295	300
5.25%, 05/15/24 (b)	310	319
Bombardier Inc.
7.50%, 03/15/25 (b)	157	162
7.88%, 04/15/27 (b)	123	127
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d) (h) (i)	781	729
Johnson Controls International Plc
5.13%, 09/14/45 (d)	81	85
Mexico City Airport Trust
5.50%, 07/31/47 (b)	80	74
Union Pacific Corp.
3.60%, 09/15/37 (d)	220	211
United Rentals North America Inc.
6.50%, 12/15/26	65	68
Westinghouse Air Brake Technologies Corp.
3.66%, (3M USD LIBOR + 1.30%), 09/15/21 (c)	630	633

		4,389
Information Technology 1.8%
Broadcom Corp.
3.88%, 01/15/27 (d)	185	177
Broadcom Inc.
3.63%, 10/15/24	205	203
4.25%, 04/15/26	205	204
Microsoft Corp.
3.45%, 08/08/36 (d)	192	194
3.95%, 08/08/56 (d)	112	117
NXP BV
4.13%, 06/01/21 (b)	293	298
Oracle Corp.
4.00%, 11/15/47 (d)	100	101
Radiate Holdco LLC
6.88%, 02/15/23 (b)	87	86
ViaSat Inc.
5.63%, 04/15/27	69	71

		1,451
Materials 5.3%
Anglo American Capital Plc
4.75%, 04/10/27 (b)	239	244
4.50%, 03/15/28 (b)	140	140
BWAY Holding Co.
7.25%, 04/15/25 (b)	179	173
CF Industries Inc.
3.40%, 12/01/21 (b)	294	294
4.50%, 12/01/26 (b) (d)	644	652
Corning Inc.
5.85%, 11/15/68 (i)	94	102
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	187	187
Freeport-McMoRan Inc.
4.55%, 11/14/24	348	343
5.40%, 11/14/34	203	185
FXI Holdings Inc.
7.88%, 11/01/24 (b)	386	360
Hexion Inc.
10.38%, 02/01/22 (b)	127	107
Martin Marietta Materials Inc.
3.31%, (3M USD LIBOR + 0.65%), 05/22/20 (c)	550	549

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Rain CII Carbon LLC
7.25%, 04/01/25 (b)	225	200
Reynolds Group Issuer Inc.
6.29%, (3M USD LIBOR + 3.50%), 07/15/21 (b) (c)	358	360
Samarco Mineracao SA
0.00%, 09/26/24 (b) (e) (f)	240	159
Trinseo Materials Operating SCA
5.38%, 09/01/25 (b)	214	203

		4,258
Real Estate 0.4%
Boston Properties LP
2.75%, 10/01/26 (d)	58	55
4.50%, 12/01/28 (d)	232	247

		302
Utilities 4.8%
AES Corp.
4.00%, 03/15/21	407	412
Ameren Illinois Co.
4.50%, 03/15/49 (d)	166	186
Avangrid Inc.
3.15%, 12/01/24 (d)	402	397
Basin Electric Power Cooperative
4.75%, 04/26/47 (b) (d)	300	321
Commonwealth Edison Co.
3.75%, 08/15/47 (d)	73	71
Electricite de France SA
4.50%, 09/21/28 (b) (d)	273	282
Exelon Corp.
5.10%, 06/15/45 (d)	203	227
FirstEnergy Corp.
3.90%, 07/15/27	322	327
4.85%, 07/15/47 (j)	111	119
Indiana Michigan Power Co.
4.25%, 08/15/48 (d)	182	188
Nevada Power Co.
3.70%, 05/01/29 (d)	254	263
Sempra Energy
3.29%, (3M USD LIBOR + 0.50%), 01/15/21 (c)	675	670
Southern California Edison Co.
4.13%, 03/01/48 (d)	91	87
Southern Co.
2.95%, 07/01/23 (d)	316	315

		3,865

Total Corporate Bonds And Notes (cost $58,432)		58,483

SENIOR LOAN INTERESTS 19.0%
Communication Services 1.5%
AMC Entertainment Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (c) (k)	75	74
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (c)	373	366
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (c)	213	208
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (c)	268	260
Windstream Services LLC
Term Loan B-6, 10.50%, (3M PRIME + 5.00%), 03/29/21 (c)	287	287

		1,195
Consumer Discretionary 6.0%
American Axle & Manufacturing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/10/24 (c)	277	270
Aramark Services Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 1.75%), 03/28/24 (c)	261	258
Term Loan, 4.24%, (3M LIBOR + 1.75%), 03/01/25 (c)	174	173

	Shares/Par[1]	Value ($)
Caesars Entertainment Operating Co.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 04/03/24 (c)	311	304
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (c)	366	360
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (c)	366	364
CityCenter Holdings LLC
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 04/14/24 (c)	278	273
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (c)	203	197
Eldorado Resorts LLC
Term Loan B, 4.88%, (1M LIBOR + 2.25%), 03/15/24 (c)	163	161
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.49%, (3M LIBOR + 2.00%), 11/30/23 (c)	185	184
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (c)	119	118
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (c)	150	149
Marriott Ownership Resorts Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 08/29/25 (c)	384	382
Mohegan Tribal Gaming Authority
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 10/30/23 (c)	400	378
Numericable Group SA
Term Loan B-11, 5.24%, (3M LIBOR + 2.75%), 07/31/25 (c)	489	454
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (c)	325	322
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (c)	212	210
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (c)	266	251

		4,808
Consumer Staples 1.4%
BJ’s Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (c)	195	194
Diamond (BC) BV
Term Loan, 5.74%, (1M LIBOR + 3.00%), 07/24/24 (c)	335	321
Dole Food Co. Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 03/22/24 (c)	188	179
Term Loan B, 5.55%, (1M LIBOR + 2.75%), 03/22/24 (c)	3	3
Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (c)	—	—
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (c)	66	66
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (c)	394	391

		1,154
Energy 1.8%
California Resources Corp.
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 11/08/22 (c)	240	236
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (c) (l)	290	279
Equitrans Midstream Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/13/23 (c)	120	120

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (c)	279	272
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (c) (k)	241	238
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (c)	209	206
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (c)	150	130

		1,481
Health Care 2.7%
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (c)	153	114
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (c)	236	218
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (c)	287	283
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 04/12/24 (c)	260	255
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (c)	451	421
Phoenix Guarantor Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 02/12/26 (c)	255	250
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (c)	399	394
Surgery Center Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/18/24 (c)	268	263

		2,198
Industrials 0.7%
Gardner Denver Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 07/30/24 (c)	242	241
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (c)	291	288

		529
Information Technology 1.1%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (c)	314	312
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (c)	293	286
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (c)	133	129
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (c)	77	76
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (c)	107	106

		909
Materials 1.6%
Berry Global Inc.
Term Loan S, 4.24%, (3M LIBOR + 1.75%), 02/02/20 (b) (c)	260	259
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (c) (k)	179	174
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (c)	367	358
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (c)	357	312

	Shares/Par[1]	Value ($)
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (c) (k)	225	220

		1,323
Real Estate 0.3%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (c)	277	273
Utilities 1.9%
Calpine Corp.
Term Loan B-8, 4.25%, (3M LIBOR + 1.75%), 12/26/19 (c)	751	750
Term Loan B-5, 0.00%, (3M LIBOR + 2.50%), 05/27/22 (c) (k)	600	594
Vistra Operations Co. LLC
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 12/14/23 (c)	146	145

		1,489

Total Senior Loan Interests (cost $15,719)		15,359

OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (l) (m)	3,156	—
Quicksilver Resources Inc. Escrow (e) (l) (m)	844	—

Total Other Equity Interests (cost $0)		—

COMMON STOCKS 0.2%
Energy 0.2%
Chaparral Energy Inc. (b) (e)	—	1
Chaparral Energy Inc. - Class A (e)	22	126
Denbury Resources Inc. (e)	10	20

Total Common Stocks (cost $695)		147

INVESTMENT COMPANIES 3.3%
Kayne Anderson MLP Investment Co. (d)	8	124
SPDR Barclays High Yield Bond ETF (d)	70	2,522

Total Investment Companies (cost $2,840)		2,646

SHORT TERM INVESTMENTS 6.2%
Investment Companies 6.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (n) (o)	5,013	5,013

Total Short Term Investments (cost $5,013)		5,013

Total Investments 114.6% (cost $93,693)		92,638
Total Securities Sold Short (14.1)% (proceeds $11,231)		(11,432)
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.5)%		(398)

Total Net Assets 100.0%		80,821

(a)	The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $25,701 and 31.8%, respectively.

(c)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)	All or a portion of the security is pledged or segregated as collateral.
(e)	Non-income producing security.
(f)

Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(g)	Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

(h)	Perpetual security. Next contractual call date presented, if applicable.
(i)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(j)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(k)	This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.
(l)	Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.
(m)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(n)	Investment in affiliate.
(o)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (14.1%)
CORPORATE BONDS AND NOTES (14.1%)
Communication Services (1.6%)
Verizon Communications Inc
4.52%, 09/15/48	(1,250)	(1,292)
Consumer Discretionary (3.1%)
AutoZone Inc.
3.25%, 04/15/25	(1,050)	(1,039)
Harley-Davidson Inc.
3.50%, 07/28/25	(1,500)	(1,472)

		(2,511)
Energy (1.8%)
Energy Transfer Operating LP
4.95%, 06/15/28	(330)	(348)
Southwestern Energy Co.
6.20%, 01/23/25 (a)	(1,124)	(1,111)

		(1,459)

	Shares/Par[1]	Value ($)
Financials (2.4%)
Bank of America Corp.
3.95%, 01/23/49	(2,000)	(1,977)
Industrials (1.6%)
AECOM
5.88%, 10/15/24	(1,200)	(1,275)
Information Technology (0.9%)
Intel Corp.
4.10%, 05/11/47	(700)	(746)
Materials (1.3%)
International Paper Co.
3.00%, 02/15/27	(1,100)	(1,063)
Real Estate (1.4%)
Simon Property Group LP
3.30%, 01/15/26	(1,100)	(1,109)

Total Corporate Bonds And Notes (proceeds $11,231)		(11,432)

Total Securities Sold Short (14.1%) (proceeds $11,231)		(11,432)

(a)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

Unfunded Commitments

	Unfunded	Appreciation/
	Commitment ($)	(Depreciation) ($)
PG&E Corp. – DIP Term Loan	127	1
PG&E Corp. – DIP Delayed Draw Term Loan	42	2
Phoenix Guarantor Inc. – Delayed Draw Term Loan	23	—

	192	3

JNL/PPM America Long Short Credit Fund — Futures Contracts

				Variation
				Margin	Unrealized
				Receivable	Appreciation
Reference Entity	Contracts[1]	Expiration	Notional[1]	(Payable) ($)	(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	11	June 2019	1,604	(4)	43

Short Contracts
U.S. Treasury Note, 10-Year	(171)	June 2019	(20,911)	47	(330)
U.S. Treasury Note, 2-Year	(10)	June 2019	(2,123)	2	(8)
U.S. Treasury Note, 5-Year	(77)	June 2019	(8,834)	17	(85)
Ultra 10-Year U.S. Treasury Note	(2)	June 2019	(260)	1	(6)
Ultra Long Term U.S. Treasury Bond	(22)	June 2019	(3,542)	8	(154)

				75	(583)

JNL/PPM America Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements

	Fixed				Variation
	Receive/				Margin	Unrealized
	Pay Rate[8]				Receivable	Appreciation
Reference Entity[2]	(%)	Expiration	Notional[1,7]	Value[6] ($)	(Payable) ($)	(Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	9,700	(174)	(15)	(7)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PPM America Long Short Credit Fund — OTC Credit Default Swap Agreements

Reference Entity[2]	Counter- party	Implied Credit Spread[5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Quest Diagnostics Inc. (Q)	JPM	N/A	1.00	06/20/24	2,000	(44)	(42)	(2)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 60.5%
Communication Services 3.8%
Alphabet Inc. - Class A (a)	17	19,802
Alphabet Inc. - Class C (a) (b)	75	88,285
Facebook Inc. - Class A (a) (b)	365	60,909

		168,996
Consumer Discretionary 5.0%
Amazon.com Inc. (a) (b)	53	94,009
Aptiv Plc	516	40,989
Booking Holdings Inc. (a) (b)	12	20,590
McDonald’s Corp. (b)	138	26,203
Yum! Brands Inc. (b)	381	38,067

		219,858
Consumer Staples 0.4%
Keurig Dr Pepper Inc.	687	19,224
Energy 1.1%
Concho Resources Inc.	158	17,565
Enterprise Products Partners LP (b)	1,145	33,320

		50,885
Financials 7.4%
Intercontinental Exchange Inc.	577	43,927
Marsh & McLennan Cos. Inc.	1,401	131,549
PNC Financial Services Group Inc.	462	56,714
S&P Global Inc. (b)	440	92,539

		324,729
Health Care 13.7%
Abbott Laboratories (b)	196	15,706
Anthem Inc. (b)	124	35,659
Becton Dickinson & Co.	388	96,774
Danaher Corp.	1,118	147,530
PerkinElmer Inc.	1,581	152,347
Thermo Fisher Scientific Inc. (b)	359	98,173
UnitedHealth Group Inc. (b)	235	58,140

		604,329
Industrials 8.6%
Equifax Inc.	230	27,263
Fortive Corp.	1,108	92,984
General Electric Co.	9,144	91,352
Republic Services Inc.	327	26,304
Roper Industries Inc.	253	86,451
Waste Connections Inc.	642	56,873

		381,227
Information Technology 14.3%
Fidelity National Information Services Inc.	249	28,209
Fiserv Inc. (a)	1,358	119,876
Global Payments Inc.	138	18,835
Intuit Inc. (b)	72	18,848
Mastercard Inc. - Class A	3	617
Maxim Integrated Products Inc.	1,014	53,921
Microsoft Corp. (b)	1,093	128,920
TE Connectivity Ltd.	836	67,518
Texas Instruments Inc. (b)	893	94,666
Visa Inc. - Class A (b)	629	98,306

		629,716
Real Estate 0.7%
American Tower Corp. (b)	159	31,260
Utilities 5.5%
American Electric Power Co. Inc. (b)	672	56,314
American Water Works Co. Inc.	126	13,172
Eversource Energy	395	27,995
NextEra Energy Inc. (b)	144	27,833
NiSource Inc.	2,208	63,274
Xcel Energy Inc.	955	53,675

		242,263

Total Common Stocks (cost $2,351,502)		2,672,487

TRUST PREFERREDS 0.3%
Utilities 0.3%
SCE Trust II, 5.10%, (callable at 25 beginning 05/23/19) (c) (d)	—	5

	Shares/Par[1]	Value ($)
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (d)	158	3,784
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c) (d)	375	8,258
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (d)	25	560
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,028

Total Trust Preferreds (cost $13,222)		13,635

PREFERRED STOCKS 4.0%
Financials 1.5%
Charles Schwab Corp., 5.95%, (callable at 100 beginning 06/01/21) (c) (d)	4	104
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (c) (d)	75	1,952
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (c) (d)	275	7,076
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (c) (d)	6	165
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (c) (d)	25	670
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (c) (d)	100	2,541
Wells Fargo & Co. - Series L, 7.50% (d) (e)	40	52,250

		64,758
Health Care 0.9%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	654	40,422
Industrials 0.3%
Fortive Corp. - Series A, 5.00%, 07/01/21 (e)	11	11,106
Utilities 1.3%
Alabama Power Co. - Series A, 5.00%, (callable at 100 begininng 10/01/22) (d)	55	1,415
American Electric Power Co. Inc. (a) (e)	113	5,834
CMS Energy Corp., 5.88%, 10/15/78	425	11,122
CMS Energy Corp. (a)	650	16,738
DTE Energy Co., 5.25%, 12/01/77	367	9,196
Duke Energy Corp., 5.63%, 09/15/78 (c)	280	7,137
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (c) (d)	300	7,905

		59,347

Total Preferred Stocks (cost $168,387)		175,633

INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (f)	123	1,202

Total Investment Companies (cost $1,254)		1,202

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	15	15
Domino’s Pizza Master Issuer LLC
Series 2018-A2I-1A, 4.12%, 10/25/25 (g)	3,419	3,494
Series 2017-A23-1A, 4.12%, 07/26/27 (g)	3,699	3,758
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21 (h) (i)	126	131
Series 2012-PTT-2A, 4.63%, 06/03/25	346	358
Series 2013-A-1, 3.95%, 11/15/25	211	214
Wendy’s Funding LLC
Series 2018-A2I-1A, 3.57%, 03/15/48 (g)	2,321	2,264

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,074)		10,234

CORPORATE BONDS AND NOTES 18.1%
Communication Services 5.8%
CCO Holdings LLC
5.25%, 03/15/21	875	879
5.25%, 09/30/22 (c)	8,175	8,330
5.13%, 02/15/23	2,550	2,595
4.00%, 03/01/23 (g)	2,247	2,242
5.13%, 05/01/23 - 05/01/27 (g)	25,571	25,815
5.75%, 09/01/23 (c)	4,820	4,928
5.75%, 01/15/24	7,170	7,357
5.88%, 04/01/24 (g)	1,660	1,736
5.00%, 02/01/28 (g)	25,039	24,732
Charter Communications Operating LLC 3.58%, 07/23/20	2,525	2,544

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Comcast Corp.
3.13%, (3M USD LIBOR + 0.33%), 10/01/20 (j)	2,960	2,964
3.30%, 10/01/20	6,020	6,077
3.24%, (3M USD LIBOR + 0.44%), 10/01/21 (j)	2,335	2,340
3.45%, 10/01/21	2,730	2,779
Netflix Inc.
5.38%, 02/01/21	225	234
5.88%, 02/15/25	6,425	6,953
4.38%, 11/15/26 (c)	16,610	16,289
4.88%, 04/15/28	33,597	33,275
5.88%, 11/15/28 (c) (g)	32,415	34,241
6.38%, 05/15/29 (g)	20,815	22,537
SBA Communications Corp.
4.88%, 09/01/24	3,230	3,264
Sirius XM Radio Inc.
3.88%, 08/01/22 (g)	1,895	1,892
4.63%, 05/15/23 (g)	2,145	2,168
6.00%, 07/15/24 (g)	3,930	4,072
T-Mobile USA Inc.
6.00%, 03/01/23	1,815	1,866
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	9,985	10,366
Verizon Communications Inc.
3.13%, 03/16/22	5,400	5,463
3.61%, (3M USD LIBOR + 1.00%), 03/16/22 (j)	3,100	3,147
Zayo Group LLC
5.75%, 01/15/27 (g)	15,110	15,074

		256,159
Consumer Discretionary 2.5%
1011778 B.C. Unltd. Liability Co.
4.63%, 01/15/22 (g)	3,298	3,310
Amazon.com Inc.
2.60%, 12/05/19	3,865	3,868
Aptiv Plc
4.35%, 03/15/29	2,065	2,098
Aramark Services Inc.
5.00%, 04/01/25 - 02/01/28 (g)	12,365	12,567
AutoZone Inc.
1.63%, 04/21/19	2,295	2,293
2.50%, 04/15/21	2,740	2,723
Cedar Fair LP
5.38%, 06/01/24 - 04/15/27	11,812	11,996
Dollar Tree Inc.
3.47%, (3M USD LIBOR + 0.70%), 04/17/20 (j)	945	945
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	3,095	3,093
Home Depot Inc.
2.94%, (3M USD LIBOR + 0.31%), 03/01/22 (j)	2,235	2,235
3.25%, 03/01/22	1,860	1,902
KFC Holding Co.
5.00%, 06/01/24 (g)	4,035	4,114
5.25%, 06/01/26 (g)	5,150	5,203
4.75%, 06/01/27 (g)	16,600	16,320
Marriott International Inc.
3.24%, (3M USD LIBOR + 0.65%), 03/08/21 (j)	1,485	1,485
Netflix Inc.
5.50%, 02/15/22	760	798
Service Corp. International
5.38%, 05/15/24	3,800	3,902
Six Flags Entertainment Corp.
4.88%, 07/31/24 (g)	1,600	1,577
5.50%, 04/15/27 (g)	575	569
Yum! Brands Inc.
5.30%, 09/15/19	1,910	1,925
3.88%, 11/01/20 - 11/01/23	9,375	9,369
3.75%, 11/01/21	10,046	10,066
6.88%, 11/15/37	3,355	3,372
5.35%, 11/01/43	6,035	5,207

		110,937
Consumer Staples 1.0%
B&G Foods Inc.
4.63%, 06/01/21	3,825	3,827
Conagra Brands Inc.
3.51%, (3M USD LIBOR + 0.75%), 10/22/20 (j)	1,510	1,514

	Shares/Par[1]	Value ($)
3.80%, 10/22/21	9,860	10,042
Nestle Holdings Inc.
3.10%, 09/24/21 (g)	16,155	16,344
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,632
3.06%, (3M USD LIBOR + 0.42%), 02/21/20 (j)	1,280	1,283
2.63%, 02/18/22	4,360	4,352
Unilever Capital Corp.
3.00%, 03/07/22	1,930	1,950

		41,944
Energy 0.1%
Enterprise Products Operating LLC
3.50%, 02/01/22	2,960	3,017
EQT Corp.
8.13%, 06/01/19	180	182
NuStar Logistics LP
4.80%, 09/01/20	1,400	1,416

		4,615
Financials 2.2%
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	7,025	6,679
4.95%, (callable at 100 beginning 06/20/20) (d)	6,475	6,536
Caterpillar Financial Services Corp.
2.25%, 12/01/19	1,935	1,930
Level 3 Financing Inc.
5.38%, 08/15/22	4,775	4,806
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	439
2.75%, 01/30/22	1,090	1,089
3.30%, 03/14/23	1,205	1,222
Moody’s Corp.
4.25%, 02/01/29	6,360	6,650
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	9,685	9,540
Reckitt Benckiser Treasury Services Plc
3.16%, (3M USD LIBOR + 0.56%), 06/24/22 (g) (j)	3,800	3,760
Shell International Finance BV
3.15%, (3M USD LIBOR + 0.45%), 05/11/20 (j)	7,290	7,324
Solera LLC
10.50%, 03/01/24 (g)	27,170	29,451
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,199
5.63%, (callable at 100 beginning 12/15/23) (c) (d)	7,700	7,755
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,628
U.S. Bancorp
5.30%, (callable at 100 beginning 04/15/27) (d)	2,995	3,045
Virgin Media Secured Finance Plc
5.25%, 01/15/21	265	273

		95,326
Health Care 1.8%
Avantor Inc.
6.00%, 10/01/24 (g)	4,680	4,861
9.00%, 10/01/25 (g)	19,517	21,135
Becton Dickinson & Co.
2.68%, 12/15/19	1,184	1,180
2.89%, 06/06/22	2,495	2,482
3.64%, (3M USD LIBOR + 1.03%), 06/06/22 (j)	2,765	2,772
3.36%, 06/06/24	6,350	6,359
Centene Corp.
5.63%, 02/15/21	1,245	1,263
Elanco Animal Health Inc.
3.91%, 08/27/21 (g)	3,165	3,218
4.27%, 08/28/23 (g)	1,380	1,423
4.90%, 08/28/28 (g)	3,425	3,637
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	396
HCA Inc.
4.25%, 10/15/19	2,985	3,000
6.50%, 02/15/20	16,671	17,142
6.25%, 02/15/21	1,725	1,813

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hologic Inc.
4.38%, 10/15/25 (g)	4,536	4,515
Teleflex Inc.
4.88%, 06/01/26	3,585	3,651
4.63%, 11/15/27	2,755	2,731

		81,578
Industrials 0.7%
3M Co.
3.00%, 09/14/21 (c)	2,080	2,101
Fortive Corp.
1.80%, 06/15/19	13	13
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	3,010	2,811
Lennox International Inc.
3.00%, 11/15/23	340	332
Manitowoc Foodservice Inc.
9.50%, 02/15/24	2,067	2,223
Moog Inc.
5.25%, 12/01/22 (g)	160	162
Northrop Grumman Corp.
2.55%, 10/15/22	5,385	5,330
Roper Technologies Inc.
3.65%, 09/15/23	4,780	4,885
4.20%, 09/15/28	5,050	5,230
Sensata Technologies BV
4.88%, 10/15/23 (g)	890	918
5.63%, 11/01/24 (g)	670	714
5.00%, 10/01/25 (g)	4,400	4,495
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (g)	1,600	1,696
Waste Connections Inc.
4.25%, 12/01/28	1,460	1,552
Xylem Inc.
4.88%, 10/01/21	125	131
3.25%, 11/01/26	250	245

		32,838
Information Technology 0.8%
Amphenol Corp.
2.20%, 04/01/20	2,765	2,741
3.20%, 04/01/24	500	500
Apple Inc.
1.50%, 09/12/19	8,525	8,484
Fiserv Inc.
2.70%, 06/01/20	4,825	4,820
3.80%, 10/01/23 (k)	2,100	2,152
4.20%, 10/01/28 (k)	2,100	2,164
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (g)	7,023	7,115
8.25%, 11/15/26 (g)	8,750	8,604

		36,580
Materials 0.6%
Reynolds Group Holdings Inc.
6.88%, 02/15/21	1,670	1,675
Reynolds Group Issuer Inc.
5.75%, 10/15/20	14,843	14,867
6.29%, (3M USD LIBOR + 3.50%),
07/15/21 (g) (j)	3,425	3,440
5.13%, 07/15/23 (g)	4,670	4,752

		24,734
Real Estate 1.0%
American Tower Corp.
3.30%, 02/15/21	4,075	4,107
Camden Property Trust
4.10%, 10/15/28	450	470
Crown Castle International Corp.
4.88%, 04/15/22	7,850	8,264
5.25%, 01/15/23	15,275	16,410
Equinix Inc.
5.38%, 01/01/22 - 04/01/23	2,150	2,200
SBA Communications Corp.
4.88%, 07/15/22	9,862	10,003
4.00%, 10/01/22	3,955	3,966

		45,420

	Shares/Par[1]	Value ($)
Utilities 1.6%
American Electric Power Co. Inc.
3.65%, 12/01/21	720	734
4.30%, 12/01/28	2,605	2,763
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,254
Dominion Resources Inc.
2.96%, 07/01/19 (l)	170	170
DTE Energy Co.
3.70%, 08/01/23	1,685	1,724
3.80%, 03/15/27	8,275	8,379
Edison International
2.13%, 04/15/20	1,915	1,877
Eversource Energy
2.75%, 03/15/22	2,725	2,724
3.80%, 12/01/23	1,160	1,201
2.90%, 10/01/24	2,250	2,233
3.30%, 01/15/28	6,272	6,207
4.25%, 04/01/29	1,875	1,995
NextEra Energy Capital Holdings Inc.
2.90%, 04/01/22	2,535	2,537
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (d)	4,655	4,541
3.49%, 05/15/27	8,385	8,363
4.38%, 05/15/47	5,555	5,629
NSTAR Electric Co.
3.20%, 05/15/27	3,215	3,220
Virginia Electric & Power Co.
3.15%, 01/15/26	1,895	1,902
3.50%, 03/15/27	4,455	4,537
Wisconsin Public Service Corp.
3.35%, 11/21/21	1,850	1,882
Xcel Energy Inc.
4.00%, 06/15/28	4,620	4,824

		68,696

Total Corporate Bonds And Notes (cost $787,335)		798,827

SENIOR LOAN INTERESTS 4.8%
Communication Services 0.1%
Zayo Group LLC
Term Loan B-1, 4.49%, (3M LIBOR + 2.00%), 01/19/21 (j)	2,189	2,175
Incremental Term Loan, 4.74%, (3M LIBOR + 2.25%), 01/19/24 (j)	3,050	3,030

		5,205
Consumer Discretionary 0.1%
Delta 2 (LUX) SARL
Term Loan, 4.99%, (3M LIBOR + 2.50%), 02/01/24 (j)	3,050	2,933
NVA Holdings Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (j)	2,469	2,381

		5,314
Energy 0.1%
BCP Raptor LLC
Term Loan B, 6.88%, (1M LIBOR + 4.25%), 06/07/24 (j)	4,627	4,335
Financials 0.7%
HUB International Ltd.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 04/25/25 (j)	74	71
Term Loan B, 5.51%, (3M LIBOR + 2.75%), 04/25/25 (j)	29,295	28,294
Vantiv LLC
Term Loan A-5, 3.98%, (3M LIBOR + 1.50%), 01/16/23 (j)	681	679
Worldpay LLC
Term Loan A-5, 3.91%, (3M LIBOR + 1.50%), 01/16/23 (j)	669	667
Term Loan A-5, 3.92%, (3M LIBOR + 1.50%), 01/16/23 (j)	18	18

		29,729

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Health Care 0.2%
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (j)	7,834	7,723
Prestige Brands Inc.
Term Loan B-4, 4.49%, (3M LIBOR + 2.00%), 01/20/24 (j)	103	102

		7,825
Industrials 0.2%
Trans Union LLC
Term Loan A-2, 4.24%, (3M LIBOR + 1.75%), 08/09/22 (h) (i) (j)	6,322	6,259
Term Loan B-4, 4.49%, (3M LIBOR + 2.00%), 06/12/25 (j)	4,491	4,426

		10,685
Information Technology 3.3%
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/30/24 (j)	3,019	2,960
First Data Corp.
Term Loan, 0.00%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (j) (m)	20,025	19,966
Term Loan, 4.49%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (j)	71,680	71,463
Term Loan A, 0.00%, (3M LIBOR + 1.50%), 10/26/23 (j) (m)	1,335	1,327
Term Loan A, 3.99%, (3M LIBOR + 1.50%), 10/26/23 (j)	21,770	21,646
Gartner Inc.
Term Loan A, 3.99%, (3M LIBOR + 1.50%), 03/20/22 (j)	893	889
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (j) (m)	430	426
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (j)	11,899	11,776
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (j)	15,481	15,020

		145,473
Materials 0.1%
Berry Global Inc.
Term Loan S, 4.24%, (3M LIBOR + 1.75%), 02/02/20 (j)	1,625	1,619
H.B. Fuller Co.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 10/11/24 (j)	1,257	1,233

		2,852

Total Senior Loan Interests (cost $213,801)		211,418

GOVERNMENT AND AGENCY OBLIGATIONS 3.1%
U.S. Treasury Securities 3.1%
U.S. Treasury Note
2.63%, 12/31/23	13,600	13,838
2.50%, 01/31/24	99,710	100,925
2.38%, 02/29/24	23,350	23,518

Total Government And Agency Obligations (cost $136,574)		138,281

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 11.1%
Investment Companies 10.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (n)	23,875	23,875
T. Rowe Price Government Reserve Fund, 2.55% (f) (n)	425,390	425,390

		449,265
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (n)	38,157	38,157

Total Short Term Investments (cost $487,422)		487,422

Total Investments 102.1% (cost $4,169,571)		4,509,139
Total Purchased Options 0.0% (cost $354)		1,090
Other Derivative Instruments (0.5)%		(22,745)
Other Assets and Liabilities, Net (1.6)%		(71,637)

Total Net Assets 100.0%		4,415,847

(a)	Non-income producing security.
(b)	All or a portion of the security is subject to a written call option.
(c)	All or a portion of the security was on loan.
(d)	Perpetual security. Next contractual call date presented, if applicable.
(e)	Convertible security.
(f)	Investment in affiliate.
(g)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $318,687 and 7.2%, respectively.

(h)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(i)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.
(j)

Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(l)

Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(m)	This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Trans Union LLC, Term Loan A-2, 4.24%, 08/09/22	10/08/18	6,313	6,259	0.1
US Airways Pass-Through Trust, Series 2012-B-2, 6.75%, 06/03/21	04/26/17	132	131	—

		6,445	6,390	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,159	15	—	16	—	28	1,202	—

JNL/T. Rowe Price Capital Appreciation Fund — OTC Purchased Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Conagra Brands Inc.	CGM	Call	25.00	01/17/20	2,536	1,090

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abbott Laboratories	JPM	Call	85.00	01/17/20	1,239	(453)
Alphabet Inc. - Class C	CGM	Call	1,400.00	01/17/20	40	(104)
Alphabet Inc. - Class C	CGM	Call	1,500.00	01/17/20	41	(48)
Alphabet Inc. - Class C	CGM	Call	1,365.00	01/17/20	172	(536)
Alphabet Inc. - Class C	CGM	Call	1,300.00	01/17/20	187	(916)
Alphabet Inc. - Class C	CGM	Call	1,340.00	01/17/20	40	(155)
Amazon.com Inc.	CGM	Call	2,100.00	01/17/20	12	(95)
Amazon.com Inc.	CGM	Call	2,300.00	01/17/20	44	(179)
Amazon.com Inc.	CGM	Call	2,025.00	01/17/20	12	(120)
Amazon.com Inc.	CGM	Call	1,800.00	01/17/20	35	(659)
Amazon.com Inc.	CGM	Call	2,000.00	01/17/20	12	(129)
Amazon.com Inc.	CSI	Call	2,700.00	01/17/20	21	(21)
Amazon.com Inc.	CSI	Call	2,600.00	01/17/20	21	(30)
Amazon.com Inc.	CSI	Call	2,500.00	01/17/20	20	(42)
American Electric Power Co. Inc.	CGM	Call	85.00	01/17/20	1,551	(635)
American Electric Power Co. Inc.	CGM	Call	82.50	01/17/20	336	(180)
American Tower Corp.	CGM	Call	180.00	01/17/20	343	(801)
American Tower Corp.	CGM	Call	175.00	01/17/20	247	(694)
American Tower Corp.	CGM	Call	200.00	01/17/20	112	(115)
American Tower Corp.	CSI	Call	170.00	01/17/20	265	(843)
American Tower Corp.	CSI	Call	175.00	01/17/20	574	(1,613)
Anthem Inc.	CGM	Call	330.00	01/17/20	295	(261)
Anthem Inc.	CGM	Call	310.00	01/17/20	124	(188)
Anthem Inc.	CGM	Call	300.00	01/17/20	124	(239)
Booking Holdings Inc.	CGM	Call	2,125.00	01/17/20	15	(67)
Booking Holdings Inc.	CGM	Call	2,100.00	01/17/20	15	(77)
Booking Holdings Inc.	CGM	Call	2,075.00	01/17/20	81	(452)
Enterprise Products Partners LP	CGM	Call	30.00	01/17/20	2,034	(204)
Facebook Inc. - Class A	JPM	Call	220.00	01/17/20	989	(320)
Intuit Inc.	CGM	Call	260.00	01/17/20	442	(1,102)
Intuit Inc.	CGM	Call	270.00	01/17/20	178	(355)
Intuit Inc.	GSC	Call	270.00	01/17/20	38	(76)
Intuit Inc.	GSC	Call	260.00	01/17/20	37	(92)
McDonald’s Corp.	CGM	Call	200.00	01/17/20	241	(183)
McDonald’s Corp.	CGM	Call	195.00	01/17/20	241	(233)
McDonald’s Corp.	CSI	Call	200.00	01/17/20	96	(73)
McDonald’s Corp.	CSI	Call	195.00	01/17/20	97	(94)
Microsoft Corp.	CGM	Call	135.00	01/17/20	353	(116)
Microsoft Corp.	CGM	Call	130.00	01/17/20	916	(429)
Microsoft Corp.	CGM	Call	120.00	01/17/20	562	(498)
Microsoft Corp.	CGM	Call	125.00	01/17/20	914	(595)
Microsoft Corp.	CSI	Call	130.00	01/17/20	280	(131)
Microsoft Corp.	CSI	Call	125.00	01/17/20	1,212	(788)
Microsoft Corp.	RDR	Call	130.00	01/17/20	872	(408)
NextEra Energy Inc.	CSI	Call	200.00	01/17/20	1,166	(904)
NextEra Energy Inc.	CSI	Call	195.00	01/17/20	196	(200)
S&P Global Inc.	CGM	Call	230.00	01/17/20	211	(138)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)

Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
S&P Global Inc.	CGM	Call	220.00	01/17/20	212	(212)
Texas Instruments Inc.	GSC	Call	130.00	01/17/20	69	(12)
Texas Instruments Inc.	JPM	Call	120.00	01/17/20	390	(151)
Texas Instruments Inc.	RDR	Call	125.00	01/17/20	1,891	(529)
Thermo Fisher Scientific Inc.	CGM	Call	300.00	01/17/20	245	(281)
UnitedHealth Group Inc.	CGM	Call	280.00	01/17/20	171	(141)
UnitedHealth Group Inc.	CGM	Call	300.00	01/17/20	228	(93)
UnitedHealth Group Inc.	CGM	Call	290.00	01/17/20	131	(76)
UnitedHealth Group Inc.	CGM	Call	270.00	01/17/20	171	(199)
UnitedHealth Group Inc.	GSC	Call	310.00	01/17/20	20	(5)
UnitedHealth Group Inc.	GSC	Call	270.00	01/17/20	259	(302)
UnitedHealth Group Inc.	GSC	Call	290.00	01/17/20	83	(48)
UnitedHealth Group Inc.	JPM	Call	310.00	01/17/20	688	(187)
Visa Inc. - Class A	CSI	Call	165.00	01/17/20	420	(341)
Visa Inc. - Class A	CSI	Call	170.00	01/17/20	483	(297)
Visa Inc. - Class A	CSI	Call	175.00	01/17/20	484	(218)
Visa Inc. - Class A	CSI	Call	155.00	01/17/20	262	(349)
Visa Inc. - Class A	CSI	Call	150.00	01/17/20	262	(427)
Visa Inc. - Class A	CSI	Call	160.00	01/17/20	434	(452)
Visa Inc. - Class A	GSC	Call	175.00	01/17/20	490	(220)
Visa Inc. - Class A	GSC	Call	170.00	01/17/20	489	(301)
Yum! Brands Inc.	CGM	Call	105.00	01/17/20	1,751	(780)
Yum! Brands Inc.	CGM	Call	100.00	01/17/20	482	(334)
Yum! Brands Inc.	MLP	Call	105.00	01/17/20	448	(199)

						(22,745)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 99.8%
Communication Services 8.3%
AT&T Inc.	328	10,293
Comcast Corp. - Class A	146	5,819
Omnicom Group Inc.	62	4,515
Verizon Communications Inc.	93	5,505

		26,132
Consumer Discretionary 3.4%
General Motors Co.	79	2,949
Las Vegas Sands Corp.	54	3,276
Lennar Corp. - Class A	32	1,564
Target Corp.	36	2,876

		10,665
Consumer Staples 4.7%
Colgate-Palmolive Co.	58	3,999
ConAgra Brands Inc.	234	6,499
Kraft Heinz Foods Co.	27	877
PepsiCo Inc.	27	3,316

		14,691
Energy 10.9%
Apergy Corp. (a)	68	2,775
ConocoPhillips Co.	69	4,592
Hess Corp.	106	6,400
Marathon Petroleum Corp.	136	8,159
Occidental Petroleum Corp.	77	5,071
Phillips 66	61	5,798
Valero Energy Corp.	18	1,551

		34,346
Financials 29.8%
American Express Co.	20	2,217
American International Group Inc.	108	4,652
Ameriprise Financial Inc.	30	3,822
Assurant Inc.	40	3,782
Bank of America Corp.	363	10,004
Berkshire Hathaway Inc. - Class B (a)	63	12,626
Citigroup Inc.	155	9,644
Goldman Sachs Group Inc.	16	3,122
Hartford Financial Services Group Inc.	64	3,198
JPMorgan Chase & Co.	138	14,011
LPL Financial Holdings Inc.	30	2,058
Morgan Stanley	122	5,152
Raymond James Financial Inc.	18	1,489
U.S. Bancorp	134	6,450
Voya Financial Inc.	110	5,500
Wells Fargo & Co.	126	6,110

		93,837
Health Care 8.4%
Abbott Laboratories	33	2,672
Anthem Inc.	10	2,761
CVS Health Corp.	44	2,399
Humana Inc.	6	1,506
Medtronic Plc	78	7,118
Merck & Co. Inc.	86	7,192
Pfizer Inc.	70	2,995

		26,643
Industrials 9.2%
Delta Air Lines Inc.	75	3,858
General Electric Co.	240	2,395
Harris Corp.	23	3,745
Honeywell International Inc.	38	6,003
Quanta Services Inc.	51	1,908
Raytheon Co.	15	2,805
Union Pacific Corp.	14	2,352
United Technologies Corp.	47	6,080

		29,146
Information Technology 12.5%
Broadcom Inc.	14	4,355
Cisco Systems Inc.	211	11,386
Corning Inc.	166	5,483
International Business Machines Corp.	44	6,262

	Shares/Par[1]	Value ($)
Microchip Technology Inc. (b)	18	1,459
Oracle Corp.	51	2,720
QUALCOMM Inc.	77	4,369
Texas Instruments Inc.	31	3,260

		39,294
Materials 9.7%
CF Industries Holdings Inc.	146	5,965
DowDuPont Inc.	86	4,560
Freeport-McMoRan Inc. - Class B	169	2,177
Martin Marietta Materials Inc.	24	4,918
Mosaic Co.	145	3,948
Newmont Mining Corp.	75	2,672
Vulcan Materials Co.	55	6,462

		30,702
Real Estate 1.9%
Lamar Advertising Co. - Class A	42	3,344
Outfront Media Inc.	117	2,733

		6,077
Utilities 1.0%
PPL Corp.	97	3,085

Total Common Stocks (cost $307,624)		314,618

SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,613	1,613

Total Short Term Investments (cost $1,613)		1,613

Total Investments 100.3% (cost $309,237)		316,231
Other Assets and Liabilities, Net (0.3)%		(817)

Total Net Assets 100.0%		315,414

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 96.7%
Consumer Discretionary 16.7%
Carnival Plc	42	2,105
Dollar Tree Inc. (a)	36	3,749
Mohawk Industries Inc. (a)	12	1,539
Penske Automotive Group Inc. (b)	50	2,251
Tiffany & Co.	31	3,276

		12,920
Consumer Staples 9.1%
Altria Group Inc.	41	2,364
Lamb Weston Holdings Inc.	62	4,670

		7,034
Financials 22.0%
Berkshire Hathaway Inc. - Class B (a)	30	6,039
BlackRock Inc.	8	3,492
Charles Schwab Corp.	53	2,287
MBIA Inc. (a) (b)	249	2,372
Wells Fargo & Co.	59	2,833

		17,023
Health Care 4.7%
Johnson & Johnson	26	3,679
Industrials 19.4%
General Dynamics Corp.	18	2,976
Norfolk Southern Corp.	21	3,853
Old Dominion Freight Line Inc.	25	3,610
Southwest Airlines Co.	38	1,998
USG Corp.	61	2,635

		15,072
Information Technology 13.5%
Apple Inc.	22	4,117
Citrix Systems Inc.	31	3,045
Versum Materials Inc.	66	3,327

		10,489
Materials 8.2%
Martin Marietta Materials Inc.	18	3,665
NewMarket Corp.	6	2,677

		6,342
Real Estate 3.1%
STORE Capital Corp.	73	2,429

Total Common Stocks (cost $59,932)		74,988

SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	2,684	2,684

Total Short Term Investments (cost $2,684)		2,684

Total Investments 100.2% (cost $62,616)		77,672
Other Assets and Liabilities, Net (0.2)%		(118)

Total Net Assets 100.0%		77,554

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund (a)
COMMON STOCKS 99.0%
Materials 99.0%
Agnico-Eagle Mines Ltd.	62	2,686
Alamos Gold Inc. - Class A (b)	226	1,147
Allegiant Gold Ltd. (c) (d)	239	38
Argonaut Gold Inc. (c)	358	505
Auryn Resources Inc. (c)	120	176
B2Gold Corp. (c)	1,424	4,000
Barrick Gold Corp.	281	3,846
Bear Creek Mining Corp. (c)	311	335
Bellevue Gold Ltd. (b) (c)	1,273	499
BonTerra Resources Inc. (c) (e)	266	378
Cardinal Resources Ltd. (b) (c)	1,887	454
Columbus Gold Corp. (c)	543	83
Continental Gold Inc. (b) (c)	632	1,367
Corvus Gold Inc. (c)	570	892
Eastmain Resources Inc. (b) (c)	633	66
Endeavour Mining Corp. (c)	21	320
Evolution Mining Ltd.	1,304	3,388
First Mining Gold Corp. (c)	342	88
Fresnillo Plc	86	977
Gold Fields Ltd. - ADR	36	133
Gold Road Resources Ltd. (c)	2,617	1,806
Gold Standard Ventures Corp. (c)	210	214
Goldcorp Inc.	97	1,106
Golden Star Resources Ltd. (b) (c)	94	373
Iamgold Corp. (b) (c)	308	1,069
Kinross Gold Corp. (c)	369	1,269
Kirkland Lake Gold Ltd. (b)	198	6,028
Leagold Mining Corp. (c)	363	512
Liberty Gold Corp. (c)	1,654	434
Lundin Gold Inc. (b) (c)	69	266
Midas Gold Corp. (b) (c)	246	155
Newcrest Mining Ltd.	34	621
Newmont Mining Corp.	95	3,416
Nighthawk Gold Corp. (c)	287	72
Northern Star Resources Ltd.	301	1,910
OceanaGold Corp	364	1,145
Orezone Gold Corp. (c)	1,147	438
Osisko Gold Royalties Ltd. (b)	38	424
Osisko Mining Inc. (b) (c)	467	1,021
Otis Gold Corp. (c)	405	27
Premier Gold Mines Ltd. (b) (c)	200	234
Pretium Resources Inc. (c)	90	770
Probe Metals Inc. (c)	328	241
Pure Gold Mining Inc. (b) (c)	872	366
Rio2 Ltd. (c)	700	231
Royal Gold Inc.	8	746
Sabina Gold & Silver Corp. (c)	804	755
SEMAFO Inc. (b) (c)	454	1,261
SolGold Plc (b) (c)	363	178
SSR Mining Inc. (c)	73	924
TMAC Resources Inc. (b) (c)	109	356
West African Resources Ltd. (c)	3,972	902
Wheaton Precious Metals Corp.	116	2,754
Yamana Gold Inc. (b)	443	1,156

Total Common Stocks (cost $51,800)		54,558

RIGHTS 0.0%
Alio Gold Co. (c) (e) (f)	175	—
Allegiant Gold Ltd. (c) (e) (f) (g)	130	1
Leagold Mining Corp. (b) (c) (e) (f)	90	5
Metanor Resources Inc. (c) (f)	248	—

Total Rights (cost $125)		6

WARRANTS 0.1%
Liberty Gold Corp. (c) (e) (f)	826	37
Probe Metals Inc. (c) (e) (f)	164	16
Pure Gold Mining Inc. (c) (e) (f)	427	20

Total Warrants (cost $98)		73

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 9.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (h) (i)	213	213
Securities Lending Collateral 9.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (h) (i)	4,977	4,977

Total Short Term Investments (cost $5,190)		5,190

Total Investments 108.5% (cost $57,213)		59,827
Other Assets and Liabilities, Net (8.5)%		(4,688)

Total Net Assets 100.0%		55,139

(a)	Consolidated Schedule of Investments.
(b)	All or a portion of the security was on loan.
(c)	Non-income producing security.
(d)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $38 and 0.1%, respectively.

(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust’s Board of Trustees.
(f)	Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust’s Board of Trustees.

Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g)	Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 95.3%
Australia 4.3%
CSL Ltd.	413	57,346
Canada 9.9%
Canadian Pacific Railway Co. (a)	266	54,731
Dollarama Inc. (a)	628	16,772
Shopify Inc. - Class A (b)	303	62,618

		134,121
China 3.9%
Tencent Holdings Ltd.	1,148	53,013
Denmark 5.0%
Chr Hansen Holding A/S	403	40,777
DSV A/S	327	27,113

		67,890
France 10.4%
Cie Generale d’Optique Essilor International SA	394	43,007
LVMH Moet Hennessy Louis Vuitton SE	148	54,530
Pernod-Ricard SA	239	43,012

		140,549
Germany 3.3%
Adidas AG	185	45,142
Hong Kong 3.9%
AIA Group Ltd.	5,260	52,641
India 3.8%
HDFC Bank Ltd. - ADR	445	51,618
Ireland 7.3%
Accenture Plc - Class A	333	58,558
ICON Plc (b)	170	23,229
Ryanair Holdings Plc - ADR (b)	226	16,967

		98,754
Japan 4.4%
Keyence Corp.	94	58,884
Mexico 2.5%
Wal-Mart de Mexico SAB de CV	12,399	33,151
Netherlands 2.9%
ASML Holding NV - ADR	144	27,018

	Shares/Par[1]	Value ($)
Core Laboratories NV (a)	182	12,537

		39,555
Spain 2.9%
Amadeus IT Group SA	335	26,893
Inditex SA	424	12,485

		39,378
Sweden 1.8%
Atlas Copco AB - Class A	893	24,025
Switzerland 7.8%
Geberit AG	66	26,994
Nestle SA	532	50,709
Sika AG	201	28,242

		105,945
Taiwan 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,126	46,107
United Kingdom 7.6%
Compass Group Plc	2,040	47,882
Experian Plc	2,018	54,619

		102,501
United States of America 10.2%
Chubb Ltd.	338	47,390
Mettler-Toledo International Inc. (b)	72	51,662
ResMed Inc.	379	39,368

		138,420

Total Common Stocks (cost $1,008,830)		1,289,040

SHORT TERM INVESTMENTS 6.4%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	61,920	61,920
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	25,016	25,016

Total Short Term Investments (cost $86,936)		86,936

Total Investments 101.7% (cost $1,095,766)		1,375,976
Other Assets and Liabilities, Net (1.7)%		(23,425)

Total Net Assets 100.0%		1,352,551

(a)	All or a portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

ASX - Australian Stock Exchange

BIBOR - Bangkok Interbank Offered Rate

BUBOR - Budapest Interbank Offered Rate

CAC - Cotation Assistee en Continu

CBOE – Chicago Board Options Exchange

CDX.EM - Credit Default Swap Index - Emerging Markets

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBX.NA - Commercial Mortgage-Backed Securities Index - North American

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DIP - Debtor-in-possession

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-OAT - debt instrument issued by the Republic of France with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

EU - European Union

FTSE - Financial Times and the London Stock Exchange

GB - United Kingdom

HICP - Harmonised Index of Consumer Prices

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage-Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MEXIBOR - Mexico Interbank Offered Rate

MSCI - Morgan Stanley Capital International

Nasdaq - National Association of Securities Dealers Automated Quotations

OAO - Russian Open Joint Stock Company

OAT - Obligations Assimilables du Tresor

OMX - Option Market Index

PRIBOR - Prague Interbank Offered Rate

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SAIBOR - Saudi Arabian Interbank Offered Rate

SIBOR - Singapore Interbank Offered Rate

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

S&P - Standard & Poor’s

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TBD - To Be Determined

TIPS – Treasury Inflation-Protected Securities

UFJ - United Financial of Japan

ULSD - Ultra Low Sulfur Diesel

US - United States

WIBOR - Warsaw Interbank Offered Rate

WTI - West Texas Intermediate

Currency Abbreviations:

AED - United Arab Emirates Dirham	GHS - Ghanaian Cedi	PEN - Peruvian Nuevo Sol
ARS - Argentine Peso	HKD - Hong Kong Dollar	PHP - Philippine Peso
AUD - Australian Dollar	HUF - Hungarian Forint	PLN - Polish Zloty
BHD - Bahraini Dinar	IDR - Indonesian Rupiah	RON - Romanian New Leu
BRL - Brazilian Real	INR - Indian Rupee	RSD - Serbian Dinar
CAD - Canadian Dollar	ISK - Icelandic Krona	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japanese Yen	SAR - Saudi Riyal
CLP - Chilean Peso	KRW - Korean Won	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	KZT - Kazakh Tenge	SGD - Singapore Dollar
CNY - Chinese Yuan	LKR - Sri Lanken Rupee	THB - Thai Baht
COP - Colombian Peso	MAD - Moroccan Dirham	TRY - New Turkish Lira
CZK - Czech Republic Korunas	MXN - Mexican Peso	TWD - Taiwan Dollar
DOP - Dominican Peso	MYR - Malaysian Ringgit	UAH - Ukrainian Hryvnia
EGP - Egyptian Pound	NGN - Nigerian Naira	UGX - Ugandan Shilling
EUR - European Currency Unit (Euro)	NOK - Norwegian Krone	USD - United States Dollar
GBP - British Pound	NZD - New Zealand Dollar	ZAR - South African Rand
GEL - Georgian Lari	OMR - Omani Rial

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	HSB - HSBC Securities Inc.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CCI - Citicorp Securities, Inc.	RDR - RBC Dain Raucher Inc.
CGM - Citigroup Global Markets	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGB - Societe Generale Bannon LLC
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	TDS - TD Securities Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

[1]

Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

[2]

For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

[3]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[5]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[6]

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[7]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[8]	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.
[9]	Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.
[10]	Swaptions are illiquid investments.

“-”	Amount rounds to less than one thousand or 0.05%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC (“JNAM” or “Adviser”). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Fund’s Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2019. The following table details the investments held during the period ended March 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Moderate Fund	9,516	16,797	18,431	54	7,882	5.7
JNL iShares Tactical Moderate Growth Fund	13,858	17,659	21,724	78	9,793	3.6
JNL iShares Tactical Growth Fund	7,555	13,474	16,096	41	4,933	2.1
JNL/AQR Risk Parity Fund	5,377	1,291	1,102	31	5,566	20.1
JNL/DFA U.S. Small Cap Fund	551	14,023	14,234	6	340	0.3
JNL/DoubleLine Total Return Fund	205,649	417,706	421,675	1,241	201,680	8.1
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	17,062	170,491	187,553	111	—	—
JNL/Epoch Global Shareholder Yield Fund	510	1,834	1,521	4	823	2.6
JNL/FAMCO Flex Core Covered Call Fund	4,574	7,970	11,064	20	1,480	1.0
JNL/Lazard International Strategic Equity Fund	4,997	11,064	6,686	53	9,375	5.4
JNL/Neuberger Berman Currency Fund	2,655	129,965	131,954	27	666	0.7
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	15,021	106,869	106,340	132	15,550	13.1
JNL/Nicholas Convertible Arbitrage Fund	6,569	41,933	36,872	82	11,630	7.5
JNL/PPM America Long Short Credit Fund	4,399	12,112	11,498	33	5,013	6.2
JNL/T. Rowe Price Capital Appreciation Fund	5,165	142,765	124,055	110	23,875	0.5
JNL/The Boston Company Equity Income Fund	2,299	43,941	44,627	15	1,613	0.5
JNL/The London Company Focused U.S. Equity Fund	3,583	4,407	5,306	17	2,684	3.5
JNL/VanEck International Gold Fund	486	5,698	5,971	4	213	0.4
JNL/WCM Focused International Equity Fund	51,322	146,078	135,480	343	61,920	4.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	124,990	534,289	233,889	1,960	425,390	9.6

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds’ Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2019.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds’ securities lending program.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended (“1940 Act”) and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Security Valuation. Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap agreements and forward volatility agreements are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	130,309	—	—	—	130,309
Short Term Investments	9,528	—	—	—	9,528

	139,837	—	—	—	139,837
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	265,908	—	—	—	265,908
Short Term Investments	11,139	—	—	—	11,139

	277,047	—	—	—	277,047
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	226,385	—	—	—	226,385
Short Term Investments	5,651	—	—	—	5,651

	232,036	—	—	—	232,036
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	11,555	—	—	11,555
Short Term Investments	10,374	4,452	—	—	14,826

	10,374	16,007	—	—	26,381
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	850	—	—	—	850
Open Forward Foreign Currency Contracts	—	128	—	—	128
OTC Total Return Swap Agreements	—	15	—	—	15

	850	143	—	—	993
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(58)	—	—	—	(58)
Open Forward Foreign Currency Contracts	—	(86)	—	—	(86)
OTC Total Return Swap Agreements	—	(2)	—	—	(2)

	(58)	(88)	—	—	(146)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	448	—	14	—	462
Warrants	—	—	4	—	4
Non-U.S. Government Agency Asset-Backed Securities	—	9,418	—	—	9,418
Corporate Bonds And Notes	—	52,300	—	—	52,300
Senior Loan Interests	—	11,039	53	—	11,092
Government And Agency Obligations	—	1,793	—	—	1,793
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	15,219	—	—	15,219

	448	89,769	71	—	90,288
Liabilities - Securities
Corporate Bonds And Notes	—	(6,770)	—	—	(6,770)
Government And Agency Obligations	—	(9,724)	—	—	(9,724)

	—	(16,494)	—	—	(16,494)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5	—	—	—	5
Centrally Cleared Interest Rate Swap Agreements	—	58	—	—	58
Centrally Cleared Credit Default Swap Agreements	—	15	—	—	15
Exchange Traded Purchased Options	160	—	—	—	160
OTC Purchased Options	—	36	—	—	36
Open Forward Foreign Currency Contracts	—	1,294	—	—	1,294
OTC Credit Default Swap Agreements	—	197	—	—	197
OTC Contracts for Difference	—	27	—	—	27

	165	1,627	—	—	1,792
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(16)	—	—	—	(16)
Centrally Cleared Interest Rate Swap Agreements	—	(104)	—	—	(104)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	—	(3)
Exchange Traded Futures Options	(3)	—	—	—	(3)
Exchange Traded Written Options	(31)	—	—	—	(31)
OTC Written Options	—	(13)	—	—	(13)
Open Forward Foreign Currency Contracts	—	(911)	—	—	(911)
OTC Credit Default Swap Agreements	—	(391)	—	—	(391)
OTC Contracts for Difference	—	(55)	—	—	(55)
OTC Total Return Swap Agreements	—	(15)	—	—	(15)

	(50)	(1,492)	—	—	(1,542)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	122,178	71	—	—	122,249
Preferred Stocks	10	—	—	—	10
Rights	—	—	2	—	2
Short Term Investments	2,455	—	—	—	2,455

	124,643	71	2	—	124,716
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,103,512	—	—	1,103,512
Government And Agency Obligations	—	1,193,204	—	—	1,193,204
Short Term Investments	201,680	—	—	—	201,680

	201,680	2,296,716	—	—	2,498,396
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	3,996	—	—	3,996
Senior Loan Interests	—	—	13,052	—	13,052
Government And Agency Obligations	—	155,801	—	—	155,801
Common Stocks	900	13,417	—	—	14,317
Short Term Investments	—	40,851	—	—	40,851

	900	214,065	13,052	—	228,017
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	4,129	—	—	4,129
Centrally Cleared Credit Default Swap Agreements	—	115	—	—	115
OTC Purchased Options	—	6,666	—	—	6,666
Centrally Cleared Non-Deliverable Forward Contracts	—	272	—	—	272
Open Forward Foreign Currency Contracts	—	10,340	—	—	10,340
OTC Interest Rate Swap Agreements	—	92	—	—	92
OTC Credit Default Swap Agreements	—	190	—	—	190
OTC Non-Deliverable Bond Forward Contracts	—	283	—	—	283
OTC Total Return Swap Agreements	—	517	—	—	517

	—	22,604	—	—	22,604

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(499)	—	—	—	(499)
Centrally Cleared Interest Rate Swap Agreements	—	(6,791)	—	—	(6,791)
Centrally Cleared Credit Default Swap Agreements	—	(178)	—	—	(178)
Centrally Cleared Non-Deliverable Forward Contracts	—	(23)	—	—	(23)
Open Forward Foreign Currency Contracts	—	(12,383)	—	—	(12,383)
OTC Interest Rate Swap Agreements	—	(102)	—	—	(102)
OTC Credit Default Swap Agreements	—	(2,341)	—	—	(2,341)
OTC Total Return Swap Agreements	—	(18)	—	—	(18)

	(499)	(21,836)	—	—	(22,335)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	556	—	—	556
Canada	1,914	—	—	—	1,914
France	—	2,048	—	—	2,048
Germany	—	2,217	—	—	2,217
Italy	—	1,135	—	—	1,135
Japan	—	167	—	—	167
Netherlands	944	—	—	—	944
Norway	—	238	—	—	238
Singapore	—	310	—	—	310
South Korea	—	163	—	—	163
Spain	—	415	—	—	415
Sweden	—	183	—	—	183
Switzerland	—	1,005	—	—	1,005
Taiwan	174	—	—	—	174
United Kingdom	567	3,418	—	—	3,985
United States of America	15,160	—	—	—	15,160
Short Term Investments	823	—	—	—	823

	19,582	11,855	—	—	31,437
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	157,632	—	—	—	157,632
Short Term Investments	1,480	—	—	—	1,480

	159,112	—	—	—	159,112
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(5,529)	—	—	—	(5,529)

	(5,529)	—	—	—	(5,529)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	32,897	126,735	—	—	159,632
Preferred Stocks	3,817	—	—	—	3,817
Short Term Investments	13,614	—	—	—	13,614

	50,328	126,735	—	—	177,063
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	30,425	—	—	30,425
Short Term Investments	666	64,609	—	—	65,275

	666	95,034	—	—	95,700
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	21,507	—	—	21,507

	—	21,507	—	—	21,507
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(22,730)	—	—	(22,730)

	—	(22,730)	—	—	(22,730)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	23,579	—	—	23,579
Corporate Bonds And Notes	—	71,641	—	—	71,641
Short Term Investments	15,550	—	—	—	15,550

	15,550	95,220	—	—	110,770
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,775	—	—	—	3,775

	3,775	—	—	—	3,775
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,443)	—	—	—	(1,443)

	(1,443)	—	—	—	(1,443)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other [1] ($)	Total ($)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Preferred Stocks	4,938	—	—	—	4,938
Corporate Bonds And Notes	—	148,663	—	—	148,663
Short Term Investments	11,630	—	—	—	11,630

	16,568	148,663	—	—	165,231
Liabilities - Securities
Common Stocks	(58,182)	—	—	—	(58,182)
Investment Companies	(7,594)	—	—	—	(7,594)

	(65,776)	—	—	—	(65,776)
JNL/PIMCO Investment Grade Corporate Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	12,458	—	—	12,458
Corporate Bonds And Notes	—	396,380	—	—	396,380
Senior Loan Interests	—	17,543	385	—	17,928
Government And Agency Obligations	—	117,291	—	—	117,291
Trust Preferreds	10	—	—	—	10
Preferred Stocks	352	—	—	—	352
Short Term Investments	6,047	6,196	—	—	12,243

	6,409	549,868	385	—	556,662
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	910	—	—	—	910
Centrally Cleared Interest Rate Swap Agreements	—	47	—	—	47
Centrally Cleared Credit Default Swap Agreements	—	170	—	—	170
OTC Purchased Options	—	2	—	—	2
Open Forward Foreign Currency Contracts	—	587	—	—	587
OTC Credit Default Swap Agreements	—	954	—	—	954
OTC Total Return Swap Agreements	—	107	—	—	107

	910	1,867	—	—	2,777
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(44)	—	—	—	(44)
Centrally Cleared Interest Rate Swap Agreements	—	(934)	—	—	(934)
Centrally Cleared Credit Default Swap Agreements	—	(116)	—	—	(116)
OTC Written Options	—	(119)	—	—	(119)
Open Forward Foreign Currency Contracts	—	(196)	—	—	(196)
OTC Credit Default Swap Agreements	—	(141)	—	—	(141)

	(44)	(1,506)	—	—	(1,550)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	10,990	—	—	10,990
Corporate Bonds And Notes	—	58,483	—	—	58,483
Senior Loan Interests[3]	—	15,082	279	—	15,361
Other Equity Interests	—	—	—	—	—
Common Stocks	147	—	—	—	147
Investment Companies	2,646	—	—	—	2,646
Short Term Investments	5,013	—	—	—	5,013

	7,806	84,555	279	—	92,640
Liabilities - Securities
Corporate Bonds And Notes	—	(11,432)	—	—	(11,432)

	—	(11,432)	—	—	(11,432)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	43	—	—	—	43

	43	—	—	—	43
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(583)	—	—	—	(583)
Centrally Cleared Credit Default Swap Agreements	—	(7)	—	—	(7)
OTC Credit Default Swap Agreements	—	(2)	—	—	(2)

	(583)	(9)	—	—	(592)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	2,672,487	—	—	—	2,672,487
Trust Preferreds	13,635	—	—	—	13,635
Preferred Stocks	175,633	—	—	—	175,633
Investment Companies	1,202	—	—	—	1,202
Non-U.S. Government Agency Asset-Backed Securities	—	10,234	—	—	10,234
Corporate Bonds And Notes	—	798,827	—	—	798,827
Senior Loan Interests	—	211,418	—	—	211,418
Government And Agency Obligations	—	138,281	—	—	138,281
Short Term Investments	487,422	—	—	—	487,422

	3,350,379	1,158,760	—	—	4,509,139
Assets - Investments in Other Financial Instruments[2]
OTC Purchased Options	—	1,090	—	—	1,090

	—	1,090	—	—	1,090

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other 1 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(22,745)	—	—	(22,745)

	—	(22,745)	—	—	(22,745)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	314,618	—	—	—	314,618
Short Term Investments	1,613	—	—	—	1,613

	316,231	—	—	—	316,231
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	74,988	—	—	—	74,988
Short Term Investments	2,684	—	—	—	2,684

	77,672	—	—	—	77,672
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	43,823	10,735	—	—	54,558
Rights	—	6	—	—	6
Warrants	—	73	—	—	73
Short Term Investments	5,190	—	—	—	5,190

	49,013	10,814	—	—	59,827
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	57,346	—	—	57,346
Canada	134,121	—	—	—	134,121
China	—	53,013	—	—	53,013
Denmark	—	67,890	—	—	67,890
France	—	140,549	—	—	140,549
Germany	—	45,142	—	—	45,142
Hong Kong	—	52,641	—	—	52,641
India	51,618	—	—	—	51,618
Ireland	98,754	—	—	—	98,754
Japan	—	58,884	—	—	58,884
Mexico	33,151	—	—	—	33,151
Netherlands	39,555	—	—	—	39,555
Spain	—	39,378	—	—	39,378
Sweden	—	24,025	—	—	24,025
Switzerland	—	105,945	—	—	105,945
Taiwan	46,107	—	—	—	46,107
United Kingdom	—	102,501	—	—	102,501
United States of America	138,420	—	—	—	138,420
Short Term Investments	86,936	—	—	—	86,936

	628,662	747,314	—	—	1,375,976

[1]

Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of March 31, 2019, no investments were valued using the NAV per share practical expedient.

[2]	Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.
[3]

Unfunded commitments in JNL/PPM America Long Short Credit Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return
Advantage Fund
Senior Loan Interests	4,991	—	—	175	—	—	5,166	[3]	175
Senior Loan Interests	—	—	—	5	2,488	—	2,493	[4]	5
JNL/VanEck International Gold Fund
Common Stocks	1,402	—	(1,402)[5]	—	—	—	—		—

[1]	Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2019.
[2]	There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2019, other than those noted.
[3]

The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was determined based on a discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	776.80 bps

[4]

The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was determined based on a discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	836.60 bps

[5]

During the period, the valuation of the common stock held in JNL/VanEck International Gold Fund was transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Long Short Credit Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.